DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
July 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
LIBOR	London Interbank Offered Rate
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
CAD	Canadian Dollars
EUR	Euro
USD	United States Dollar
AUD	Australian Dollars
DKK	Danish Krone
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars
JPY	Japanese Yen

CONTINUED
Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2020.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$6,022,549,551
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$6,022,549,551
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$5,238,054,607
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,238,054,607
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,663,723,936
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$13,663,723,936
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.8%)
BRAZIL — (5.0%)
	AES Tiete Energia SA	2,287,727	$6,648,444
	AES Tiete Energia SA	681	419
	Aliansce Sonae Shopping Centers SA	488,261	2,596,423
	Alliar Medicos A Frente SA	266,719	580,830
	Alupar Investimento SA	1,139,846	5,276,913
#	Ambev SA, ADR	16,147,015	43,274,000
	Ambev SA	514,820	1,371,787
*	Anima Holding SA	251,359	1,384,834
	Arezzo Industria e Comercio SA	317,680	3,213,004
	Atacadao SA	680,305	2,926,464
#*	Azul SA, ADR	490,810	5,663,947
*	B2W Cia Digital	34,100	779,981
	B3 SA - Brasil Bolsa Balcao	3,138,497	38,168,186
	Banco Bradesco SA, ADR	2,439,724	10,295,635
	Banco Bradesco SA	2,992,932	11,893,585
	Banco BTG Pactual SA	354,135	5,866,779
	Banco do Brasil SA	1,819,892	11,715,017
	Banco Santander Brasil SA	897,318	5,141,489
	BB Seguridade Participacoes SA	2,714,161	14,479,896
	BK Brasil Operacao e Assessoria a Restaurantes SA	78,186	157,974
	BR Malls Participacoes SA	4,694,640	8,909,516
	BR Properties SA	709,294	1,260,441
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,703	1,042,935
#	Braskem SA, Sponsored ADR	516,634	4,541,213
*	BRF SA	1,993,468	7,910,360
	Camil Alimentos SA	501,366	1,183,122
	CCR SA	8,956,956	25,686,721
	Centrais Eletricas Brasileiras SA	614,000	4,347,923
#	Cia Brasileira de Distribuicao, ADR	93,958	1,280,648
	Cia Brasileira de Distribuicao	743,436	10,118,557
	Cia de Locacao das Americas	869,742	3,189,496
	Cia de Saneamento Basico do Estado de Sao Paulo	1,278,004	14,907,658
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	212,352	2,454,789
	Cia de Saneamento de Minas Gerais-COPASA	437,637	4,576,415
	Cia de Saneamento do Parana	1,248,558	7,335,941
	Cia de Saneamento do Parana	75,900	90,937
#	Cia Energetica de Minas Gerais, Sponsored ADR	421,341	977,510
	Cia Energetica de Minas Gerais	641,379	1,502,459
	Cia Hering	668,276	1,895,982
	Cia Paranaense de Energia	130,786	1,663,986
#	Cia Siderurgica Nacional SA, Sponsored ADR	3,240,847	7,486,357
	Cia Siderurgica Nacional SA	2,566,728	6,027,435
	Cielo SA	5,163,224	5,315,105
	Cogna Educacao	11,225,297	17,817,419
	Construtora Tenda SA	531,027	3,401,024
*	Cosan Logistica SA	1,208,760	4,689,939
	Cosan SA	742,967	12,875,218
	CSU Cardsystem SA	317,798	838,274
	CVC Brasil Operadora e Agencia de Viagens SA	862,960	3,440,889
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	261,337	1,373,678
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,734	43,584
	Dimed SA Distribuidora da Medicamentos	50,314	259,549
	Direcional Engenharia SA	866,796	2,686,851
	Duratex SA	2,385,998	7,363,980
*	EcoRodovias Infraestrutura e Logistica SA	1,171,743	3,261,487

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	EDP - Energias do Brasil SA	1,942,628	$6,911,690
*	Embraer SA	158,400	231,077
*	Embraer SA, Sponsored ADR	1,195,508	6,910,036
	Enauta Participacoes SA	689,087	1,447,776
	Energisa SA	1,219,400	11,489,109
*	Eneva SA	310,000	2,993,300
	Engie Brasil Energia SA	819,261	7,251,015
	Equatorial Energia SA	5,374,428	26,302,661
	Even Construtora e Incorporadora SA	1,005,019	2,847,511
	Ez Tec Empreendimentos e Participacoes SA	820,506	6,475,588
	Fleury SA	1,614,788	7,927,600
	Fras-Le SA	80,100	85,374
*	Gafisa SA	189,389	210,571
	Gafisa SA, ADR	103,158	220,757
*	Gafisa SA	121,016	132,695
#	Gerdau SA, Sponsored ADR	2,244,812	7,497,672
	Gerdau SA	337,170	952,069
#	Gol Linhas Aereas Inteligentes SA, ADR	264,213	1,804,571
	Grendene SA	1,281,859	1,872,457
	Guararapes Confeccoes SA	783,828	2,682,104
	Hapvida Participacoes e Investimentos SA	199,600	2,492,441
*	Helbor Empreendimentos SA	1,628,313	930,188
	Hypera SA	985,988	6,827,096
	Industrias Romi SA	172,935	434,281
	Instituto Hermes Pardini SA	248,360	1,333,080
*	International Meal Co. Alimentacao SA, Class A	1,333,561	1,032,787
	Iochpe-Maxion SA	1,028,593	2,533,747
	IRB Brasil Resseguros SA	714,000	1,090,870
	Itau Unibanco Holding SA	1,301,059	6,210,306
	JBS SA	6,270,019	25,889,948
	JHSF Participacoes SA	2,133,091	3,770,135
	JSL SA	437,311	2,415,184
	Kepler Weber SA	114,804	961,734
	Klabin SA	3,233,629	12,806,697
*	Light SA	1,893,788	6,861,353
	Localiza Rent a Car SA	2,380,859	23,240,138
	LOG Commercial Properties e Participacoes SA	348,077	2,455,498
	Lojas Americanas SA	365,423	2,156,863
	Lojas Renner SA	3,343,796	26,364,231
	M Dias Branco SA	103,765	777,360
	Magazine Luiza SA	4,359,022	67,442,403
	Mahle-Metal Leve SA	373,099	1,305,280
	Marcopolo SA	621,900	329,038
*	Marfrig Global Foods SA	69,501	191,987
*	Marisa Lojas SA	865,738	1,354,233
*	Mills Estruturas e Servicos de Engenharia SA	1,087,949	1,597,548
*	Minerva SA	205,754	535,630
	Movida Participacoes SA	247,467	789,856
	MRV Engenharia e Participacoes SA	1,846,380	6,774,537
	Natura & Co. Holding SA	3,959,853	35,707,793
	Notre Dame Intermedica Participacoes S.A.	231,573	2,963,609
	Odontoprev SA	1,770,880	4,691,523
*	Omega Geracao SA	25,239	191,595
*	Paranapanema SA	132,219	326,965
*	Petro Rio SA	848,780	6,441,652
#	Petroleo Brasileiro SA, Sponsored ADR	1,117,137	9,529,179
	Petroleo Brasileiro SA, Sponsored ADR	1,709,461	14,821,027
	Petroleo Brasileiro SA	19,448,656	84,631,508
	Porto Seguro SA	770,760	7,983,085

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Portobello SA	780,034	$641,486
*	Profarma Distribuidora de Produtos Farmaceuticos SA	151,375	190,069
	Qualicorp Consultoria e Corretora de Seguros SA	1,753,357	9,411,200
	Raia Drogasil SA	957,593	22,780,821
*	Restoque Comercio e Confeccoes de Roupas SA	142,648	152,313
*	Rumo SA	3,528,575	15,030,037
	Sao Carlos Empreendimentos e Participacoes SA	21,500	161,563
	Sao Martinho SA	1,984,716	8,145,761
	Ser Educacional SA	279,985	838,900
	SLC Agricola SA	882,457	3,924,625
	Smiles Fidelidade SA	581,061	1,700,895
*	Springs Global Participacoes SA	51,371	66,373
	Sul America SA	2,011,926	19,554,044
*	Suzano SA	2,191,408	17,643,679
#*	Suzano SA, Sponsored ADR	160,383	1,284,669
*	Tecnisa SA	421,592	923,752
	Tegma Gestao Logistica SA	317,752	1,589,202
	Telefonica Brasil SA, ADR	523,717	5,284,304
*	Terra Santa Agro SA	9,100	29,307
	TIM Participacoes SA, ADR	12,097	180,729
	TIM Participacoes SA	3,318,337	10,018,845
	Transmissora Alianca de Energia Eletrica SA	2,089,671	11,600,938
	Trisul SA	80,936	212,404
*	Tupy SA	684,673	2,388,753
	Ultrapar Participacoes SA	2,196,700	7,975,673
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	269,244
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,134	457,505
	Vale SA, Sponsored ADR	1,570,741	18,283,426
	Vale SA	20,424,690	237,701,727
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	563,249	1,188,788
*	Via Varejo SA	1,190,300	4,454,027
*	Vulcabras Azaleia SA	662,486	656,574
	WEG SA	1,384,640	17,876,854
	Wiz Solucoes e Corretagem de Seguros SA	513,690	1,018,212
	YDUQS Participacoes SA	2,341,245	15,210,205
TOTAL BRAZIL			1,266,477,927
CANADA — (0.0%)
	Atlas Corp.	787,066	5,596,039
CHILE — (0.8%)
	AES Gener SA	15,935,751	2,732,228
	Aguas Andinas SA, Class A	14,007,238	4,924,162
	Banco de Chile	8,969,120	861,062
#	Banco de Chile, ADR	316,377	5,884,614
	Banco de Credito e Inversiones SA	154,405	5,506,743
	Banco Santander Chile, ADR	312,308	5,343,589
	Besalco SA	2,691,900	1,511,185
*	CAP SA	967,475	7,284,369
	Cementos BIO BIO SA	180,149	163,121
	Cencosud SA	6,377,517	11,111,332
	Cia Cervecerias Unidas SA	331,032	2,571,526
#	Cia Cervecerias Unidas SA, Sponsored ADR	147,688	2,210,889
	Cia Pesquera Camanchaca SA	49,415	3,685
*	Cia Sud Americana de Vapores SA	171,466,492	4,450,528
	Colbun SA	33,305,280	6,026,590
	Cristalerias de Chile SA	59,157	351,632
	Embotelladora Andina SA, ADR, Class B	70,431	1,028,293

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Empresa Nacional de Telecomunicaciones SA	1,231,179	$8,778,895
	Empresas CMPC SA	4,256,087	9,427,863
	Empresas COPEC SA	810,063	6,612,672
	Empresas Hites SA	1,284,893	220,638
	Enel Americas SA, ADR	2,662,402	20,154,380
	Enel Americas SA	109,926,251	17,055,369
	Enel Chile SA, ADR	2,273,259	9,502,222
	Enel Chile SA	48,229,949	4,140,949
	Engie Energia Chile SA	4,668,460	6,690,723
*	Enjoy SA	1,141,366	7,222
	Falabella SA	1,870,243	6,670,087
	Forus SA	537,174	719,132
	Grupo Security SA	2,640,638	530,179
	Hortifrut SA	22,571	26,406
	Instituto de Diagnostico SA	4,394	9,946
	Inversiones Aguas Metropolitanas SA	4,847,126	4,225,693
	Inversiones La Construccion SA	261,786	1,849,992
	Itau CorpBanca Chile SA	983,198,046	3,479,232
	Itau CorpBanca Chile SA, ADR	57,579	296,532
#*	Latam Airlines Group SA, Sponsored ADR	586,128	1,037,447
*	Latam Airlines Group SA	1,102	1,894
*	Masisa SA	15,246,461	265,835
	Molibdenos y Metales SA	84,875	617,061
	Multiexport Foods SA	3,704,908	1,189,538
	Parque Arauco SA	4,466,028	7,639,430
	PAZ Corp. SA	1,378,694	1,129,092
	Plaza SA	13,960	24,691
	Ripley Corp. SA	7,745,390	2,649,798
	Salfacorp SA	2,323,785	1,356,713
	Sigdo Koppers SA	1,838,995	2,149,777
	SMU SA	1,083,455	193,217
	Sociedad Matriz SAAM SA	26,998,141	1,961,400
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	295,123	9,016,008
	Socovesa SA	1,574,885	440,933
	SONDA SA	3,713,535	2,992,175
	Vina Concha y Toro SA	2,866,737	4,771,205
TOTAL CHILE			199,799,894
CHINA — (31.7%)
*	21Vianet Group, Inc., ADR	30,127	654,961
	360 Security Technology, Inc., Class A	48,900	136,022
	361 Degrees International, Ltd.	6,429,000	904,884
*	3SBio, Inc.	7,956,500	9,682,546
#*	500.com, Ltd., ADR, Class A	28,494	107,992
*	51job, Inc., ADR	113,891	7,730,921
*	58.com, Inc., ADR	426,578	23,619,624
#	AAC Technologies Holdings, Inc.	6,433,000	50,717,563
	AAG Energy Holdings, Ltd.	440,000	60,803
	Accelink Technologies Co Ltd, Class A	53,400	248,150
	Addsino Co., Ltd., Class A	43,200	109,906
*	Advanced Technology & Materials Co., Ltd., Class A	91,300	96,745
	AECC Aero-Engine Control Co., Ltd., Class A	60,100	157,460
	AECC Aviation Power Co., Ltd., Class A	163,572	864,624
	Aerospace CH UAV Co., Ltd.	82,500	277,430
#	Agile Group Holdings, Ltd.	15,330,465	19,453,233
	Agricultural Bank of China, Ltd., Class H	105,564,460	37,469,819
	Aier Eye Hospital Group Co., Ltd., Class A	109,191	709,327
	Air China, Ltd., Class H	12,198,000	7,579,117
	Ajisen China Holdings, Ltd.	3,984,000	637,338

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ak Medical Holdings, Ltd.	474,000	$1,387,048
	AKM Industrial Co., Ltd.	230,000	30,984
*	Alibaba Group Holding, Ltd., Sponsored ADR	2,288,786	574,531,062
*	Alibaba Health Information Technology, Ltd.	5,088,000	14,084,024
#*	Alibaba Pictures Group, Ltd.	22,040,000	3,076,272
	A-Living Services Co., Ltd., Class H	603,500	3,408,603
	All Winner Technology Co., Ltd., Class A	11,300	66,495
#*	Aluminum Corp. of China, Ltd., ADR	204,696	1,310,054
*	Aluminum Corp. of China, Ltd., Class H	20,622,000	5,319,302
	Amoy Diagnostics Co., Ltd., Class A	7,350	82,766
	AMVIG Holdings, Ltd.	1,792,000	310,020
#	Angang Steel Co., Ltd., Class H	19,757,908	5,542,526
	Angel Yeast Co., Ltd., Class A	143,300	1,352,679
	Anhui Anke Biotechnology Group Co., Ltd., Class A	78,400	237,965
	Anhui Conch Cement Co., Ltd., Class H	7,186,000	54,341,582
	Anhui Construction Engineering Group Co., Ltd., Class A	150,500	100,049
	Anhui Expressway Co., Ltd., Class H	3,148,000	1,511,427
	Anhui Genuine New Materials Co., Ltd., Class A	8,500	48,168
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	79,400	203,826
	Anhui Gujing Distillery Co., Ltd., Class A	54,395	1,658,552
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	100,800	133,948
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	229,000	243,125
	Anhui Jinhe Industrial Co., Ltd., Class A	133,582	573,495
	Anhui Kouzi Distillery Co., Ltd., Class A	26,667	191,161
	Anhui Sun-Create Electronics Co., Ltd., Class A	4,660	30,213
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	65,800	86,172
	Anhui Xinhua Media Co., Ltd., Class A	82,400	68,983
	Anhui Yingjia Distillery Co., Ltd., Class A	35,600	111,304
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	65,000	87,351
	Animal Health Holdings, Inc.	1,485,000	35,926
	ANTA Sports Products, Ltd.	4,373,000	41,512,834
#*	Anton Oilfield Services Group	18,644,000	1,086,280
	Aoshikang Technology Co., Ltd., Class A	3,900	32,214
*	Aowei Holdings, Ltd.	187,000	31,709
	Apeloa Pharmaceutical Co., Ltd., Class A	231,600	790,982
	APT Satellite Holdings, Ltd.	286,000	88,633
*	Art Group Holdings, Ltd.	455,000	11,953
	Asia Cement China Holdings Corp.	5,246,500	5,943,883
*	Asian Citrus Holdings, Ltd.	3,478,000	50,485
	Asymchem Laboratories Tianjin Co., Ltd., Class A	7,700	241,014
	Ausnutria Dairy Corp., Ltd.	3,672,000	6,153,158
	Autobio Diagnostics Co., Ltd., Class A	11,700	272,771
	Avary Holding Shenzhen Co., Ltd., Class A	57,700	420,894
	AVIC Aircraft Co., Ltd., Class A	119,800	407,059
	Avic Capital Co., Ltd., Class A	209,100	142,050
*	AVIC Electromechanical Systems Co., Ltd., Class A	186,100	273,365
	Avic Heavy Machinery Co., Ltd., Class A	154,900	296,820
#*	AVIC International Holding HK, Ltd.	16,594,207	278,453
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	117,800	735,555
	AVIC Shenyang Aircraft Co., Ltd., Class A	196,400	1,798,882
	AviChina Industry & Technology Co., Ltd., Class H	13,706,212	8,160,479
	AVICOPTER PLC, Class A	39,700	292,940
*	Babytree Group	92,500	16,959
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	290,900	282,745
	BAIC Motor Corp., Ltd., Class H	15,446,500	7,532,693
*	Baidu, Inc., Sponsored ADR	630,238	75,250,417
	BAIOO Family Interactive, Ltd.	7,160,000	1,090,757
	Bank of Beijing Co., Ltd., Class A	1,261,300	872,636
	Bank of Changsha Co., Ltd., Class A	381,147	466,213

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Chengdu Co., Ltd., Class A	553,900	$659,251
	Bank of China, Ltd., Class H	203,461,702	67,754,535
	Bank of Chongqing Co., Ltd., Class H	2,734,000	1,428,877
	Bank of Communications Co., Ltd., Class H	25,189,618	13,982,411
	Bank of Guiyang Co., Ltd., Class A	196,400	214,892
	Bank of Hangzhou Co., Ltd., Class A	586,599	793,545
	Bank of Jiangsu Co., Ltd., Class A	1,223,400	1,060,037
	Bank of Nanjing Co., Ltd., Class A	1,435,496	1,595,253
	Bank of Shanghai Co., Ltd., Class A	423,400	502,450
	Baoshan Iron & Steel Co., Ltd., Class A	2,369,780	1,671,277
	Baosheng Science and Technology Innovation Co., Ltd., Class A	159,300	103,028
#*	Baoye Group Co., Ltd., Class H	1,616,440	1,369,117
*	Baozun, Inc., Sponsored ADR	302,114	12,706,915
#	BBMG Corp., Class H	16,085,404	3,531,436
	Befar Group Co., Ltd., Class A	203,400	146,332
	Beibuwan Port Co., Ltd., Class A	65,730	112,979
*	BeiGene Ltd.	41,800	687,061
*	BeiGene, Ltd., ADR	777	162,393
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	122,670	364,684
*	Beijing BDStar Navigation Co., Ltd., Class A	40,500	269,428
	Beijing Capital Co., Ltd., Class A	1,467,600	694,175
	Beijing Capital Development Co., Ltd., Class A	245,000	236,871
	Beijing Capital International Airport Co., Ltd., Class H	13,112,000	8,637,724
#	Beijing Capital Land, Ltd., Class H	17,319,999	3,355,494
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	45,000	266,244
	Beijing Dabeinong Technology Group Co., Ltd., Class A	99,500	154,215
	Beijing E-Hualu Information Technology Co., Ltd., Class A	56,418	405,404
	Beijing Enlight Media Co., Ltd., Class A	117,100	223,460
#*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	405,144
	Beijing Enterprises Holdings, Ltd.	2,992,528	10,472,453
#*	Beijing Enterprises Medical & Health Group, Ltd.	13,284,000	190,187
#	Beijing Enterprises Water Group, Ltd.	21,598,469	9,179,105
	Beijing Forever Technology Co., Ltd., Class A	15,400	22,708
*	Beijing Gas Blue Sky Holdings, Ltd.	4,808,000	89,974
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	23,700	54,129
	Beijing Global Safety Technology Co., Ltd., Class A	12,300	77,557
*	Beijing Jetsen Technology Co., Ltd., Class A	527,900	390,682
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,008,000	2,488,169
	Beijing Kunlun Tech Co., Ltd., Class A	147,300	569,334
*	Beijing Lanxum Technology Co., Ltd., Class A	61,100	198,302
	Beijing North Star Co., Ltd., Class H	7,032,000	1,516,313
	Beijing Orient Landscape & Environment Co., Ltd., Class A	614,605	446,770
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	96,500	190,722
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	265,085	2,082,256
	Beijing Originwater Technology Co., Ltd., Class A	407,800	501,208
*	Beijing Properties Holdings, Ltd.	26,967	338
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	321,600	277,829
	Beijing Shiji Information Technology Co., Ltd., Class A	53,622	282,288
*	Beijing Shougang Co., Ltd., Class A	181,800	114,230
	Beijing Shunxin Agriculture Co., Ltd., Class A	73,000	647,700
	Beijing Sinnet Technology Co., Ltd., Class A	193,900	727,378
	Beijing SL Pharmaceutical Co., Ltd., Class A	31,800	63,710
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	71,975	60,942
	Beijing Strong Biotechnologies, Inc., Class A	36,351	109,519
	Beijing SuperMap Software Co., Ltd., Class A	38,900	138,522
	Beijing Thunisoft Corp., Ltd., Class A	31,200	118,705
	Beijing Tiantan Biological Products Corp., Ltd., Class A	41,520	295,737
	Beijing Tongrentang Co., Ltd., Class A	48,748	189,043

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,882,000	$569,017
	Beijing Yanjing Brewery Co., Ltd., Class A	244,000	267,823
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	39,300	56,640
*	Berry Genomics Co., Ltd., Class A	69,700	897,510
	Best Pacific International Holdings, Ltd.	2,052,000	276,951
	Bestsun Energy Co., Ltd., Class A	99,400	77,105
	Betta Pharmaceuticals Co., Ltd., Class A	13,300	263,729
	Better Life Commercial Chain Share Co., Ltd., Class A	131,700	263,388
	BGI Genomics Co., Ltd., Class A	8,900	209,409
	Biem.L.Fdlkk Garment Co., Ltd., Class A	32,300	72,633
	BII Railway Transportation Technology Holdings Co., Ltd.	1,672,000	82,120
#*	Bitauto Holdings, Ltd., ADR	349,294	5,546,789
	Blue Sail Medical Co., Ltd., Class A	35,600	159,364
*	Bluedon Information Security Technology Co., Ltd., Class A	156,644	90,577
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	185,300	202,958
	BOE Technology Group Co., Ltd., Class A	2,939,800	1,967,792
*	Bohai Leasing Co., Ltd., Class A	1,758,821	774,129
#	Bosideng International Holdings, Ltd.	29,512,157	8,535,347
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	24,000	173,353
*	Boyaa Interactive International, Ltd.	1,986,000	192,485
	Bright Dairy & Food Co., Ltd., Class A	81,700	220,792
	Brilliance China Automotive Holdings, Ltd.	20,104,000	20,529,241
	B-Soft Co., Ltd., Class A	145,200	360,310
	BTG Hotels Group Co., Ltd., Class A	129,500	327,986
#	BYD Co., Ltd., Class H	3,243,300	30,557,337
#	BYD Electronic International Co., Ltd.	8,287,722	29,095,057
	By-health Co., Ltd., Class A	92,100	330,331
	C C Land Holdings, Ltd.	13,761,530	3,089,868
	C&S Paper Co., Ltd., Class A	257,171	899,417
	CA Cultural Technology Group, Ltd.	3,507,000	977,756
	Cabbeen Fashion, Ltd.	1,829,000	460,238
	Camel Group Co., Ltd., Class A	180,830	194,107
	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,273,458
*	Capital Environment Holdings, Ltd.	3,860,000	65,341
#*	CAR, Inc.	4,930,000	1,494,745
	Carrianna Group Holdings Co., Ltd.	1,788,877	122,450
*	CCOOP Group Co., Ltd., Class A	333,500	208,011
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,494
	CECEP Solar Energy Co., Ltd., Class A	796,000	555,848
	CECEP Wind-Power Corp., Class A	744,600	329,491
	Central China Real Estate, Ltd.	6,347,074	3,129,854
#	Central China Securities Co., Ltd., Class H	4,483,000	920,659
	Centre Testing International Group Co Ltd, Class A	85,800	287,552
*	Century Sunshine Group Holdings, Ltd.	12,975,000	97,094
*	CGN New Energy Holdings Co., Ltd.	13,644,000	2,465,708
	CGN Nuclear Technology Development Co., Ltd., Class A	120,900	159,974
	CGN Power Co., Ltd., Class H	33,392,000	7,027,184
	Chacha Food Co., Ltd., Class A	66,700	553,660
	Changchun High & New Technology Industry Group, Inc., Class A	22,018	1,568,710
	Changjiang Securities Co., Ltd., Class A	246,100	304,287
	Changsha Jingjia Microelectronics Co., Ltd., Class A	19,000	206,191
*	Changshouhua Food Co., Ltd.	1,543,000	542,280
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	55,800	140,789
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,800	380,065
	Chanjet Information Technology Co., Ltd., Class H	23,000	39,014
	Chaowei Power Holdings, Ltd.	5,548,000	2,940,497
	Chaozhou Three-Circle Group Co., Ltd., Class A	175,400	719,428
	Cheetah Mobile, Inc., ADR	222,465	551,713

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Hongqi Chain Co., Ltd., Class A	259,700	$373,370
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	61,271	419,409
#	China Aerospace International Holdings, Ltd.	14,554,600	920,420
*	China Aerospace Times Electronics Co., Ltd., Class A	229,500	244,257
	China Aircraft Leasing Group Holdings, Ltd.	1,534,500	1,180,911
	China Aoyuan Group, Ltd.	14,064,000	17,735,976
#*	China Automobile New Retail Holdings, Ltd.	512,000	15,857
	China Avionics Systems Co., Ltd., Class A	98,700	247,478
	China Baoan Group Co., Ltd., Class A	260,400	311,993
	China Bester Group Telecom Co., Ltd., Class A	20,000	49,902
	China BlueChemical, Ltd., Class H	14,241,122	2,097,156
*	China CAMC Engineering Co., Ltd., Class A	114,100	130,693
*	China Chengtong Development Group, Ltd.	546,000	14,111
	China Cinda Asset Management Co., Ltd., Class H	49,803,000	9,392,199
	China CITIC Bank Corp., Ltd., Class H	26,007,607	11,347,767
	China Coal Energy Co., Ltd., Class H	10,035,168	2,487,061
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	4,513,132
	China Communications Construction Co., Ltd., Class H	15,698,387	9,144,639
	China Communications Services Corp., Ltd., Class H	15,197,327	9,852,069
	China Conch Venture Holdings, Ltd.	6,982,000	30,034,464
	China Construction Bank Corp., Class H	328,426,302	239,465,629
*	China CSSC Holdings, Ltd., Class A	78,078	231,821
	China CYTS Tours Holding Co., Ltd., Class A	39,800	61,148
#	China Datang Corp. Renewable Power Co., Ltd., Class H	15,606,000	2,197,812
#*	China Dili Group	10,827,661	2,793,291
	China Distance Education Holdings, Ltd., ADR	71,491	623,402
	China Dongxiang Group Co., Ltd.	25,143,888	3,179,518
*	China Dynamics Holdings, Ltd.	1,050,000	5,845
	China Eastern Airlines Corp., Ltd., ADR	3,360	59,539
#	China Eastern Airlines Corp., Ltd., Class H	10,028,000	3,564,920
	China Education Group Holdings, Ltd.	180,000	342,144
	China Electronics Huada Technology Co., Ltd.	2,662,000	313,621
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	275,624
	China Energy Engineering Corp., Ltd., Class H	2,854,000	302,148
	China Everbright Bank Co., Ltd., Class H	8,098,000	3,043,366
#	China Everbright Greentech Ltd.	2,171,000	952,426
	China Everbright International, Ltd.	21,749,777	13,445,764
	China Everbright, Ltd.	9,592,896	15,372,443
#	China Evergrande Group	14,343,000	40,292,393
	China Express Airlines Co., Ltd., Class A	31,500	48,800
	China Film Co., Ltd., Class A	105,900	220,614
*	China Financial Services Holdings, Ltd.	1,424,000	28,652
	China Foods, Ltd.	7,802,000	2,790,148
	China Fortune Land Development Co., Ltd., Class A	219,570	545,997
	China Galaxy Securities Co., Ltd., Class H	12,479,500	7,464,853
	China Gas Holdings, Ltd.	8,293,600	24,944,860
	China Gezhouba Group Co., Ltd., Class A	918,226	877,630
	China Glass Holdings, Ltd.	3,264,000	170,916
*	China Grand Automotive Services Group Co., Ltd., Class A	196,100	109,426
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,036,000	4,774,798
	China Greatwall Technology Group Co., Ltd., Class A	358,600	942,433
*	China Greenland Broad Greenstate Group Co., Ltd.	4,480,000	248,600
	China Hanking Holdings, Ltd.	4,174,000	888,702
	China Harmony Auto Holding, Ltd.	6,926,000	3,121,283
#*	China High Precision Automation Group, Ltd.	1,360,000	40,140
	China High Speed Railway Technology Co., Ltd., Class A	342,192	149,074
#	China High Speed Transmission Equipment Group Co., Ltd.	1,839,000	1,121,654
	China Hongqiao Group, Ltd.	7,796,000	4,477,461
	China Huarong Asset Management Co., Ltd., Class H	63,489,000	7,216,241

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Huiyuan Juice Group, Ltd.	3,039,500	$137,498
#*	China Index Holdings, Ltd., ADR	23,280	46,095
#*	China International Capital Corp., Ltd., Class H	6,070,400	14,356,283
	China International Marine Containers Group Co., Ltd., Class H	2,494,460	2,382,222
#	China Jinmao Holdings Group, Ltd.	22,882,976	15,581,307
	China Jushi Co., Ltd., Class A	439,100	869,965
	China Kepei Education Group, Ltd.	222,000	170,440
	China Kings Resources Group Co., Ltd., Class A	15,700	55,351
	China Lesso Group Holdings, Ltd.	12,565,000	24,309,540
#	China Life Insurance Co., Ltd., ADR	836,867	9,607,233
	China Life Insurance Co., Ltd., Class H	15,007,000	34,424,733
	China Lilang, Ltd.	3,575,000	1,919,895
*	China Literature Ltd.	247,600	1,629,267
#*	China Logistics Property Holdings Co., Ltd.	1,727,000	815,112
*	China Longevity Group Co., Ltd.	893,399	29,625
	China Longyuan Power Group Corp., Ltd., Class H	17,003,000	12,180,557
#*	China Lumena New Materials Corp.	391,649	0
	China Machinery Engineering Corp., Class H	6,282,000	1,525,245
#	China Maple Leaf Educational Systems, Ltd.	13,904,000	4,817,185
	China Medical System Holdings, Ltd.	14,202,800	17,245,675
	China Meheco Co., Ltd., Class A	270,270	629,746
	China Meidong Auto Holdings, Ltd.	2,286,000	6,389,157
	China Mengniu Dairy Co., Ltd.	7,477,000	35,085,578
	China Merchants Bank Co., Ltd., Class H	19,361,646	90,360,509
	China Merchants Land, Ltd.	12,962,000	2,158,305
	China Merchants Port Holdings Co., Ltd.	7,246,958	8,291,633
#*	China Merchants Securities Co., Ltd., Class H	548,200	671,011
#*	China Metal Recycling Holdings, Ltd.	1,955,133	0
	China Minsheng Banking Corp., Ltd., Class H	21,059,960	13,264,631
	China Mobile, Ltd.	14,262,500	97,357,747
	China Mobile, Ltd., Sponsored ADR	2,903,118	98,880,199
#*	China Modern Dairy Holdings, Ltd.	5,569,000	770,217
#	China Molybdenum Co., Ltd., Class H	15,561,000	6,320,515
	China National Accord Medicines Corp., Ltd., Class A	61,715	440,307
	China National Building Material Co., Ltd., Class H	42,434,150	65,899,568
	China National Chemical Engineering Co., Ltd., Class A	635,600	524,485
	China National Medicines Corp., Ltd., Class A	50,400	317,602
	China National Nuclear Power Co., Ltd., Class A	3,658,445	2,275,576
	China National Software & Service Co., Ltd., Class A	12,807	173,950
	China New Town Development Co., Ltd.	6,821,177	112,804
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	157,200	280,367
*	China Oil & Gas Group, Ltd.	30,080,000	894,510
	China Oilfield Services, Ltd., Class H	13,648,000	10,648,728
	China Oriental Group Co., Ltd.	15,238,000	4,412,355
	China Overseas Grand Oceans Group, Ltd.	17,162,500	10,378,384
	China Overseas Land & Investment, Ltd.	22,770,033	69,383,857
	China Overseas Property Holdings, Ltd.	11,016,344	11,506,935
	China Pacific Insurance Group Co., Ltd., Class H	13,549,265	39,257,923
#	China Petroleum & Chemical Corp., ADR	196,340	8,346,405
	China Petroleum & Chemical Corp., Class H	144,228,400	61,444,298
	China Pioneer Pharma Holdings, Ltd.	2,974,000	433,864
	China Power International Development, Ltd.	36,248,600	6,786,378
*	China Properties Group, Ltd.	2,271,000	137,983
	China Railway Construction Corp., Ltd., Class H	10,234,687	8,186,063
	China Railway Group, Ltd., Class H	16,495,000	8,350,103
	China Railway Hi-tech Industry Co., Ltd., Class A	170,500	232,170
	China Railway Signal & Communication Corp., Ltd., Class H	6,233,000	2,711,610
	China Railway Tielong Container Logistics Co., Ltd., Class A	239,200	199,962
*	China Rare Earth Holdings, Ltd.	9,802,399	588,526

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Reinsurance Group Corp., Class H	11,566,000	$1,268,937
#	China Resources Beer Holdings Co., Ltd.	4,621,661	32,138,995
	China Resources Cement Holdings, Ltd.	20,756,946	28,418,202
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	184,234	383,665
	China Resources Gas Group, Ltd.	4,890,000	24,119,918
	China Resources Land, Ltd.	14,146,610	58,961,794
	China Resources Medical Holdings Co., Ltd.	3,785,500	2,703,990
	China Resources Pharmaceutical Group, Ltd.	4,376,500	2,485,767
	China Resources Power Holdings Co., Ltd.	10,738,820	13,690,828
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	177,596	771,505
*	China Ruifeng Renewable Energy Holdings, Ltd.	616,000	21,651
#	China Sanjiang Fine Chemicals Co., Ltd.	5,996,000	2,091,263
	China SCE Group Holdings, Ltd.	26,289,400	12,118,927
#*	China Shengmu Organic Milk, Ltd.	5,244,000	274,240
	China Shenhua Energy Co., Ltd., Class H	30,621,000	50,702,039
	China Shineway Pharmaceutical Group, Ltd.	2,323,000	1,554,135
*	China Silver Group, Ltd.	7,744,000	999,617
	China South City Holdings, Ltd.	44,350,711	4,523,884
	China South Publishing & Media Group Co., Ltd., Class A	196,500	300,433
*	China Southern Airlines Co., Ltd., Sponsored ADR	33,338	764,774
#*	China Southern Airlines Co., Ltd., Class H	16,036,000	7,440,718
	China Spacesat Co., Ltd., Class A	99,000	502,692
	China Starch Holdings, Ltd.	9,420,000	160,449
	China State Construction Engineering Corp., Ltd., Class A	6,283,992	4,528,302
	China State Construction International Holdings, Ltd.	10,211,460	6,042,381
*	China Sunshine Paper Holdings Co., Ltd.	1,914,500	418,324
*	China Suntien Green Energy Corp., Ltd., Class H	10,487,000	3,048,169
	China Taiping Insurance Holdings Co., Ltd.	10,277,730	18,236,694
	China Telecom Corp., Ltd., ADR	160,026	4,747,971
	China Telecom Corp., Ltd., Class H	20,574,000	6,108,949
#	China Tian Lun Gas Holdings, Ltd.	1,848,000	1,453,986
#*	China Tianrui Group Cement Co., Ltd.	22,000	24,139
*	China Tianying, Inc., Class A	668,700	497,342
	China Tourism Group Duty Free Corp., Ltd., Class A	122,500	4,268,620
	China Tower Corp., Ltd., Class H	10,574,000	1,923,717
	China Traditional Chinese Medicine Holdings Co., Ltd.	19,184,000	9,811,434
	China TransInfo Technology Co., Ltd., Class A	86,000	289,054
#	China Travel International Investment Hong Kong, Ltd.	22,899,892	3,399,634
	China Unicom Hong Kong, Ltd.	27,308,000	15,189,422
#	China Unicom Hong Kong, Ltd., ADR	1,067,364	5,923,870
	China United Network Communications, Ltd., Class A	7,791,569	5,672,926
	China Vanke Co., Ltd., Class H	8,604,200	27,124,060
#	China Vast Industrial Urban Development Co., Ltd.	1,104,000	448,653
#*	China Vered Financial Holding Corp., Ltd.	1,620,000	21,365
#	China Water Affairs Group, Ltd.	6,172,000	5,332,748
*	China Water Industry Group, Ltd.	4,724,000	137,138
	China West Construction Group Co., Ltd., Class A	307,000	460,528
*	China Wood Optimization Holding, Ltd.	2,912,000	578,664
	China World Trade Center Co., Ltd., Class A	53,600	101,740
	China XLX Fertiliser, Ltd.	1,057,000	298,855
	China Yangtze Power Co., Ltd., Class A	2,327,054	6,124,712
	China Yongda Automobiles Services Holdings, Ltd.	950,000	980,193
#	China Yuhua Education Corp., Ltd.	7,870,000	7,607,687
#*	China Yurun Food Group, Ltd.	9,515,000	786,579
#	China ZhengTong Auto Services Holdings, Ltd.	9,473,000	1,371,007
	China Zhenhua Group Science & Technology Co., Ltd., Class A	56,500	299,028
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	87,374	44,047
#	China Zhongwang Holdings, Ltd.	14,811,979	3,134,816
#	Chinasoft International, Ltd.	20,726,000	15,808,710

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	347,300	$630,565
	Chongqing Brewery Co., Ltd., Class A	19,700	205,562
*	Chongqing Changan Automobile Co., Ltd., Class A	372,800	592,156
	Chongqing Department Store Co., Ltd., Class A	8,700	40,249
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	111,301	327,088
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	155,200	876,886
	Chongqing Machinery & Electric Co., Ltd., Class H	1,001,962	64,080
	Chongqing Rural Commercial Bank Co., Ltd., Class H	22,239,000	9,014,682
	Chongqing Zhifei Biological Products Co., Ltd., Class A	72,320	1,926,218
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	269,000	7,511
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	19,966
	CIFI Holdings Group Co., Ltd.	23,048,015	20,718,397
	CIMC Enric Holdings, Ltd.	5,086,000	2,207,332
#	CIMC-TianDa Holdings Co., Ltd.	5,295,000	131,314
	Cisen Pharmaceutical Co., Ltd., Class A	126,600	326,518
*	CITIC Dameng Holdings, Ltd.	1,396,000	61,320
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,161,100	460,782
*	CITIC Resources Holdings, Ltd.	20,802,000	858,383
	CITIC Securities Co., Ltd., Class H	4,827,000	11,255,968
	CITIC, Ltd.	16,054,567	15,068,672
#*	Citychamp Watch & Jewellery Group, Ltd.	11,156,000	2,245,581
*	CMST Development Co., Ltd., Class A	141,900	103,407
	CNHTC Jinan Truck Co., Ltd., Class A	81,690	428,028
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	101,700	84,959
	CNOOC, Ltd.	66,903,000	70,616,128
	CNOOC, Ltd., Sponsored ADR	304,731	32,194,830
	COFCO Biotechnology Co., Ltd., Class A	421,600	482,380
#	COFCO Meat Holdings, Ltd.	2,674,000	1,330,289
#*	Cogobuy Group	3,081,000	493,081
#	Colour Life Services Group Co., Ltd.	3,730,545	1,896,190
#	Comba Telecom Systems Holdings, Ltd.	3,816,000	1,596,031
	Concord New Energy Group, Ltd.	38,315,909	1,804,743
	Consun Pharmaceutical Group, Ltd.	4,015,000	1,541,557
	Contemporary Amperex Technology Co., Ltd., Class A	307,156	9,244,478
*	Coolpad Group, Ltd.	8,964,000	213,386
	COSCO SHIPPING Development Co., Ltd., Class H	15,172,300	1,507,162
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	12,498,000	5,578,264
*	COSCO SHIPPING Holdings Co., Ltd., Class H	13,730,500	5,174,116
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,650,000	1,296,924
	COSCO SHIPPING Ports, Ltd.	11,800,380	6,154,630
*	Cosmo Lady China Holdings Co., Ltd.	3,495,000	225,404
	Country Garden Holdings Co., Ltd.	38,477,649	49,413,144
	Country Garden Services Holdings Co., Ltd.	6,298,673	38,002,109
	CP Pokphand Co., Ltd.	27,419,658	2,620,178
#	CPMC Holdings, Ltd.	4,310,000	1,982,366
	CQ Pharmaceutical Holding Co., Ltd., Class A	135,200	126,886
	CRCC High-Tech Equipment Corp., Ltd., Class H	1,671,000	222,302
	CRRC Corp., Ltd., Class H	6,909,324	3,007,347
#	CSC Financial Co., Ltd., Class H	2,062,500	3,096,721
	CSG Holding Co., Ltd., Class A	373,161	322,903
	CSPC Pharmaceutical Group, Ltd.	23,404,000	49,292,548
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	242,000	328,811
#*	CT Environmental Group, Ltd.	17,816,000	146,660
	CTS International Logistics Corp., Ltd., Class A	132,200	157,208
#*	CWT International, Ltd.	23,990,000	76,765
*	Cybernaut International Holdings Co., Ltd.	492,000	6,732
	D&O Home Collection Co., Ltd., Class A	82,529	459,291
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	86,500	536,717
	Da Ming International Holdings, Ltd.	112,000	21,034

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DaFa Properties Group, Ltd.	43,000	$26,627
	Dali Foods Group Co., Ltd.	9,392,500	5,740,246
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	315,700	209,537
	Daqin Railway Co., Ltd., Class A	1,904,400	1,770,130
	Dare Power Dekor Home Co., Ltd., Class A	102,309	241,761
	Dashang Co., Ltd., Class A	3,200	11,924
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	62,980	690,298
	Datang International Power Generation Co., Ltd., Class H	14,306,000	1,883,785
	Dawning Information Industry Co., Ltd., Class A	160,148	1,022,424
	Dawnrays Pharmaceutical Holdings, Ltd.	6,026,982	693,577
	Dazhong Transportation Group Co., Ltd., Class A	207,600	118,714
#*	DBA Telecommunication Asia Holdings, Ltd.	1,020,000	50,090
	Deppon Logistics Co., Ltd., Class A	41,000	75,567
	DHC Software Co., Ltd., Class A	182,900	319,382
	Dian Diagnostics Group Co., Ltd., Class A	79,100	425,315
#*	Differ Group Holding Co., Ltd.	8,142,000	662,078
	Digital China Group Co., Ltd., Class A	101,300	346,256
	Digital China Holdings, Ltd.	7,298,000	6,140,044
	Digital China Information Service Co., Ltd., Class A	89,383	214,224
	Dong-E-E-Jiao Co Ltd, Class A	23,100	134,862
	Dongfang Electric Corp., Ltd., Class H	2,081,600	1,187,656
	Dongfeng Motor Group Co., Ltd., Class H	14,188,000	10,156,935
#	Dongjiang Environmental Co., Ltd., Class H	1,560,595	974,412
	Dongyue Group, Ltd.	12,415,000	5,470,231
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,657,000	1,182,354
	East Money Information Co., Ltd., Class A	367,200	1,402,152
*	Easysight Supply Chain Management Co., Ltd., Class A	237,831	474,717
*	E-Commodities Holdings, Ltd.	5,544,000	142,533
#	EEKA Fashion Holdings, Ltd.	922,000	1,125,472
	Electric Connector Technology Co., Ltd., Class A	30,400	137,929
	Elion Clean Energy Co., Ltd., Class A	416,703	213,848
*	Emaar Development PJSC	911,328	506,201
	Embry Holdings, Ltd.	110,000	14,912
	ENN Ecological Holdings Co., Ltd., Class A	204,038	349,250
	ENN Energy Holdings, Ltd.	2,794,100	33,869,393
	Eoptolink Technology, Inc., Ltd., Class A	35,900	374,358
	Essex Bio-technology, Ltd.	1,059,000	673,122
	Eternal Asia Supply Chain Management, Ltd., Class A	386,300	319,002
	EVA Precision Industrial Holdings, Ltd.	4,626,516	228,595
	Eve Energy Co., Ltd., Class A	165,982	1,429,867
	Everbright Securities Co., Ltd., Class H	905,200	1,012,867
*	EverChina International Holdings Co., Ltd.	18,107,500	425,159
*	Fang Holdings, Ltd., ADR	4,341	56,691
*	Fangda Carbon New Material Co., Ltd., Class A	551,129	541,165
*	Fangda Special Steel Technology Co., Ltd., Class A	662,065	537,613
#	Fanhua, Inc., ADR	125,385	2,517,731
	Fantasia Holdings Group Co., Ltd.	19,984,019	4,127,285
#	Far East Horizon, Ltd.	9,654,000	7,964,558
*	FAW Jiefang Group Co., Ltd.	192,200	372,366
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	68,800	281,379
	Financial Street Holdings Co., Ltd., Class A	132,700	131,170
*	First Tractor Co., Ltd., Class H	1,844,000	743,054
#	Flat Glass Group Co., Ltd., Class H	2,928,000	4,572,077
	Focus Media Information Technology Co., Ltd., Class A	1,844,100	1,603,066
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	333,999	7,173,296
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	154,484	328,278
	Fosun International, Ltd.	9,639,120	10,991,199
	Founder Securities Co., Ltd., Class A	570,100	701,539
	Fu Shou Yuan International Group, Ltd.	8,353,000	7,923,028

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fufeng Group, Ltd.	11,791,800	$4,281,114
	Fujian Aonong Biological Technology Group, Inc., Ltd., Class A	41,200	139,860
	Fujian Longking Co., Ltd., Class A	177,900	233,228
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	51,800	186,098
	Fujian Star-net Communication Co., Ltd., Class A	83,541	395,197
	Fujian Sunner Development Co., Ltd., Class A	76,600	315,251
#*	Fullshare Holdings, Ltd.	29,170,017	553,840
#	Fuyao Glass Industry Group Co., Ltd., Class H	3,372,800	9,417,230
	Ganfeng Lithium Co., Ltd., Class H	73,200	406,858
	Gansu Qilianshan Cement Group Co., Ltd., Class A	205,700	629,258
	G-bits Network Technology Xiamen Co., Ltd., Class A	16,000	1,421,241
*	GCL New Energy Holdings, Ltd.	5,994,000	94,468
#*	GCL-Poly Energy Holdings, Ltd.	114,935,320	3,562,531
	GD Power Development Co., Ltd., Class A	651,816	190,622
#*	GDS Holdings, Ltd., ADR	145,833	11,708,932
	Geely Automobile Holdings, Ltd.	29,475,000	61,832,167
	GEM Co., Ltd., Class A	476,600	365,440
	Gemdale Corp., Class A	446,700	894,836
	Gemdale Properties & Investment Corp., Ltd.	28,578,000	5,058,490
#	Genertec Universal Medical Group Co., Ltd.	7,496,000	4,803,677
	Genimous Technology Co., Ltd., Class A	280,700	334,685
	Getein Biotech, Inc., Class A	9,000	52,339
	GF Securities Co., Ltd., Class H	3,627,000	4,352,568
	Giant Network Group Co., Ltd., Class A	10,600	32,039
	Gigadevice Semiconductor Beijing, Inc., Class A	18,274	609,906
	Glodon Co., Ltd., Class A	52,000	570,256
#*	Glorious Property Holdings, Ltd.	17,149,712	663,832
	GoerTek, Inc., Class A	569,400	3,500,684
	Golden Eagle Retail Group, Ltd.	3,143,000	3,092,812
*	Golden Meditech Holdings, Ltd.	232,000	24,000
	Golden Throat Holdings Group Co., Ltd.	1,082,500	216,801
*	Goldenmax International Technology, Ltd., Class A	46,300	60,730
	Goldlion Holdings, Ltd.	1,458,866	276,674
	Goldpac Group, Ltd.	1,532,000	298,836
#*	GOME Retail Holdings, Ltd.	73,215,660	10,585,073
*	Gotion High-tech Co., Ltd., Class A	35,200	127,372
*	Grand Baoxin Auto Group, Ltd.	6,396,864	1,049,076
	Grandjoy Holdings Group Co., Ltd., Class A	149,600	117,524
	Great Wall Motor Co., Ltd., Class H	17,009,250	16,605,047
	Greattown Holdings, Ltd., Class A	286,300	242,411
	Greatview Aseptic Packaging Co., Ltd.	6,098,000	2,313,951
	Gree Electric Appliances, Inc., Class A	542,853	4,424,003
*	Gree Real Estate Co., Ltd., Class A	427,757	813,450
	Greenland Holdings Corp., Ltd., Class A	632,300	739,595
	Greenland Hong Kong Holdings, Ltd.	8,505,275	2,747,772
	Greentown China Holdings, Ltd.	9,309,000	10,851,934
	Greentown Service Group Co., Ltd.	5,958,000	8,155,519
	GRG Banking Equipment Co., Ltd., Class A	135,000	278,304
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	172,100	250,380
	Guangdong Haid Group Co., Ltd., Class A	207,898	1,902,785
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,075,100	1,115,221
	Guangdong Hongda Blasting Co., Ltd., Class A	119,100	960,681
	Guangdong Investment, Ltd.	9,440,000	15,262,356
*	Guangdong Land Holdings, Ltd.	2,795,361	368,141
*	Guangdong Shirongzhaoye Co., Ltd., Class A	50,515	52,757
	Guangdong Tapai Group Co., Ltd., Class A	315,866	708,892
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	51,000	363,552
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	26,100	61,423
*	Guanghui Energy Co., Ltd., Class A	2,069,374	871,958

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	$663,111
	Guangshen Railway Co., Ltd., Class H	6,012,000	1,140,862
	Guangxi Liugong Machinery Co., Ltd., Class A	335,400	345,075
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	20,900	79,599
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	567,800	310,057
	Guangzhou Automobile Group Co., Ltd., Class H	9,095,690	8,693,446
	Guangzhou Baiyun International Airport Co., Ltd., Class A	402,426	819,455
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	1,856,000	5,652,237
	Guangzhou Haige Communications Group, Inc. Co., Class A	127,800	264,065
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	18,700	258,613
	Guangzhou R&F Properties Co., Ltd., Class H	13,039,532	15,049,775
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	57,950	862,542
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	38,400	208,943
	Guangzhou Wondfo Biotech Co., Ltd., Class A	11,400	159,499
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	46,900	62,883
	Guizhou Gas Group Corp., Ltd., Class A	42,400	67,595
	Guizhou Space Appliance Co., Ltd., Class A	31,200	204,698
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	117,800	86,676
*	Guocheng Mining Co., Ltd., Class A	54,681	187,310
*	Guolian Securities Co., Ltd., Class H	331,000	149,310
#*	Guorui Properties, Ltd.	5,930,000	880,946
	Guosen Securities Co., Ltd., Class A	296,197	559,768
*	Guosheng Financial Holding, Inc., Class A	198,976	290,358
	Guotai Junan Securities Co., Ltd., Class H	265,400	439,282
	Guoyuan Securities Co., Ltd., Class A	233,100	347,567
*	Haichang Ocean Park Holdings, Ltd.	3,917,000	242,940
	Haier Electronics Group Co., Ltd.	8,005,000	27,732,378
	Haier Smart Home Co., Ltd., Class A	712,400	1,837,266
*	Hailiang Education Group, Inc., ADR	17,328	825,852
*	Hainan Meilan International Airport Co., Ltd., Class H	998,000	6,035,945
	Hainan Strait Shipping Co., Ltd., Class A	177,818	283,612
	Haisco Pharmaceutical Group Co., Ltd., Class A	17,300	71,709
	Haitian International Holdings, Ltd.	5,120,000	11,780,538
*	Haitong Securities Co., Ltd., Class H	7,793,600	7,250,622
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	151,200	399,933
	Hangcha Group Co., Ltd., Class A	16,300	29,493
	Hangjin Technology Co., Ltd., Class A	74,200	250,606
	Hangxiao Steel Structure Co., Ltd., Class A	125,100	80,669
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	355,800	239,974
	Hangzhou First Applied Material Co., Ltd., Class A	47,128	483,047
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	1,061,428	5,627,636
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	164,700	434,173
	Hangzhou Shunwang Technology Co., Ltd., Class A	72,476	252,937
	Hangzhou Silan Microelectronics Co., Ltd., Class A	136,100	395,131
	Hangzhou Tigermed Consulting Co., Ltd., Class A	16,600	256,123
	Han's Laser Technology Industry Group Co. Ltd., Class A	70,800	405,612
	Harbin Bank Co., Ltd., Class H	663,000	102,777
	Harbin Boshi Automation Co., Ltd., Class A	81,316	164,818
#*	Harbin Electric Co., Ltd., Class H	6,608,587	2,398,489
*	Harmonicare Medical Holdings, Ltd.	898,000	44,319
#*	HC Group, Inc.	2,795,000	432,728
#	Health and Happiness H&H International Holdings, Ltd.	2,040,500	8,171,715
	Hebei Construction Group Corp., Ltd., Class H	9,500	13,857
	Hefei Meiya Optoelectronic Technology, Inc., Class A	36,400	312,233
	Heilongjiang Agriculture Co., Ltd., Class A	118,600	325,839
	Henan Pinggao Electric Co., Ltd., Class A	179,500	214,045
	Henan Shenhuo Coal & Power Co., Ltd., Class A	345,300	260,845
	Henan Shuanghui Investment & Development Co., Ltd., Class A	207,131	1,622,045
	Henan Zhongyuan Expressway Co., Ltd., Class A	209,300	111,606

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henderson Investment, Ltd.	811,000	$42,875
	Hengan International Group Co., Ltd.	5,586,122	46,901,652
#	Hengdeli Holdings, Ltd.	14,196,800	605,852
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	137,300	232,043
	Hengli Petrochemical Co., Ltd.,, Class A	1,241,000	2,893,174
	Hengtong Optic-electric Co., Ltd., Class A	109,020	259,173
	Hengyi Petrochemical Co., Ltd., Class A	586,513	852,826
*	Hesteel Co., Ltd., Class A	2,443,800	788,614
*	Hi Sun Technology China, Ltd.	7,674,000	970,344
*	Hilong Holding, Ltd.	4,851,000	137,956
	Hisense Home Appliances Group Co., Ltd., Class H	3,085,000	3,350,141
	Hithink RoyalFlush Information Network Co., Ltd., Class A	66,508	1,362,775
	HKC Holdings, Ltd.	1,112,088	650,862
	Holitech Technology Co., Ltd., Class A	715,100	538,812
	Hongda Xingye Co., Ltd., Class A	507,081	284,826
	Hongfa Technology Co., Ltd., Class A	187,904	1,132,920
#*	Honghua Group, Ltd.	18,211,000	658,865
#	Honworld Group, Ltd.	718,500	261,597
	Hopefluent Group Holdings, Ltd.	1,139,973	248,878
	Hopson Development Holdings, Ltd.	5,498,000	7,207,551
*	Hua Han Health Industry Holdings, Ltd.	22,200,041	569,445
#*	Hua Hong Semiconductor, Ltd.	4,072,000	17,927,875
	Huaan Securities Co., Ltd., Class A	151,800	175,826
	Huadian Fuxin Energy Corp., Ltd., Class H	16,904,000	5,304,643
	Huadian Power International Corp., Ltd., Class H	11,088,000	3,363,789
	Huadong Medicine Co., Ltd., Class A	107,600	428,975
	Huafa Industrial Co., Ltd. Zhuhai, Class A	266,200	270,383
	Huafon Microfibre Shanghai Technology Co., Ltd.	180,046	201,102
	Huafu Fashion Co., Ltd., Class A	24,300	19,726
	Huagong Tech Co., Ltd., Class A	83,100	278,346
	Hualan Biological Engineering, Inc., Class A	41,360	385,039
	Huaneng Power International, Inc., Sponsored ADR	103,398	1,751,562
	Huaneng Power International, Inc., Class H	16,922,000	7,229,465
*	Huanxi Media Group, Ltd.	1,500,000	267,286
	Huapont Life Sciences Co., Ltd., Class A	299,558	240,537
	Huatai Securities Co., Ltd., Class H	3,757,200	6,793,358
	Huaxi Holdings Co., Ltd.	232,000	50,890
	Huaxi Securities Co., Ltd., Class A	183,100	334,466
	Huaxia Bank Co., Ltd., Class A	508,909	463,722
	Huaxin Cement Co., Ltd., Class A	153,200	601,893
	Huayu Automotive Systems Co., Ltd., Class A	586,131	1,760,999
	Huazhong In-Vehicle Holdings Co., Ltd.	3,934,000	304,893
#	Huazhu Group, Ltd., ADR	673,323	23,115,179
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	232,200	191,059
	Hubei Dinglong Co., Ltd., Class A	112,300	309,020
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	61,800	224,294
	Hubei Kaile Science & Technology Co., Ltd., Class A	182,000	371,635
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	227,140	340,543
	Huishang Bank Corp., Ltd., Class H	2,676,400	881,169
	Hunan Aihua Group Co., Ltd., Class A	57,370	262,211
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	213,600	80,825
	Hunan Gold Corp., Ltd., Class A	108,204	152,613
	Hunan Valin Steel Co., Ltd., Class A	1,504,100	965,317
	Hundsun Technologies, Inc., Class A	40,446	634,550
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	613,397	1,028,707
*	Hytera Communications Corp Ltd, Class A	277,902	371,693
*	iDreamSky Technology Holdings, Ltd.	22,400	13,129
	Iflytek Co., Ltd., Class A	276,203	1,449,364
	IMAX China Holding, Inc.	1,166,100	1,785,744

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	$152,651,615
	Industrial Bank Co., Ltd., Class A	1,338,700	3,003,038
	Industrial Securities Co., Ltd., Class A	423,345	496,904
	Infore Environment Technology Group Co., Ltd., Class A	182,700	264,196
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	3,423,700	573,974
	Inner Mongolia First Machinery Group Co., Ltd., Class A	120,800	188,331
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,130,220	1,211,276
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	747,000	3,918,857
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	33,382
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	269,500	74,515
*	Innovent Biologics, Inc.	39,500	242,596
	Inspur Electronic Information Industry Co., Ltd., Class A	117,100	642,065
#*	Inspur International, Ltd.	1,282,000	397,389
	Jafron Biomedical Co., Ltd., Class A	32,467	341,549
*	JD.com, Inc., ADR	643,404	41,042,741
	Jiajiayue Group Co., Ltd., Class A	115,700	719,772
	Jiangnan Group, Ltd.	15,373,000	714,678
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	229,700	245,152
	Jiangsu Eastern Shenghong Co., Ltd., Class A	394,200	331,575
	Jiangsu Etern Co., Ltd., Class A	42,500	35,361
	Jiangsu Expressway Co., Ltd., Class H	6,080,000	6,521,593
	Jiangsu Guotai International Group Co., Ltd., Class A	377,905	361,738
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	152,698	1,334,041
	Jiangsu Hengrui Medicine Co., Ltd., Class A	608,179	8,230,827
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	196,492	566,721
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	164,980	1,028,095
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	200,400	496,218
	Jiangsu Shagang Co., Ltd., Class A	278,700	433,011
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	271,358	5,254,817
	Jiangsu Yangnong Chemical Co., Ltd., Class A	90,300	1,241,022
	Jiangsu Yoke Technology Co., Ltd., Class A	50,400	436,667
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	95,200	501,453
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	38,900	34,277
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	293,600	397,741
	Jiangsu Zhongtian Technology Co., Ltd., Class A	376,300	633,064
	Jiangsu Zijin Rural Commer Co., Ltd., Class A	178,400	111,738
	Jiangxi Copper Co., Ltd., Class H	6,584,000	7,869,436
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	23,000	88,079
	Jiangxi Wannianqing Cement Co., Ltd., Class A	202,848	564,621
	Jiangxi Zhengbang Technology Co., Ltd., Class A	154,000	476,288
#	Jiayuan International Group, Ltd.	1,706,078	803,533
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	78,506	195,400
#	Jinchuan Group International Resources Co., Ltd.	5,991,000	587,587
	Jinduicheng Molybdenum Co., Ltd., Class A	204,600	195,451
	Jingrui Holdings, Ltd.	1,994,000	526,816
	Jinke Properties Group Co., Ltd., Class A	805,245	1,003,539
#*	JinkoSolar Holding Co., Ltd., ADR	469,431	8,989,604
	JINYU BIO-TECHNOLOGY CO LTD, Class A	73,900	309,172
	Jinyuan EP Co., Ltd., Class A	28,400	37,315
	JiuGui Liquor Co., Ltd., Class A	39,800	392,103
*	Jizhong Energy Resources Co., Ltd., Class A	842,900	424,110
	JL Mag Rare-Earth Co., Ltd., Class A	32,600	174,492
#	JNBY Design, Ltd.	1,847,000	1,847,704
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	69,249	197,231
	Joinn Laboratories China Co., Ltd., Class A	12,088	169,103
	Jointown Pharmaceutical Group Co., Ltd., Class A	427,850	1,148,048
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	18,002	181,105
	Joy City Property, Ltd.	12,160,000	941,973

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Joyoung Co., Ltd., Class A	95,500	$534,843
#*	JOYY, Inc., ADR	361,463	28,851,977
	JSTI Group, Class A	149,200	168,181
	Ju Teng International Holdings, Ltd.	6,558,090	2,298,109
	Juewei Food Co., Ltd., Class A	80,099	982,716
	Juneyao Airlines Co., Ltd., Class A	248,100	331,064
	K Wah International Holdings, Ltd.	2,824,064	1,191,863
*	Kai Yuan Holdings, Ltd.	16,790,000	110,561
	Kaisa Group Holdings, Ltd.	28,089,684	12,483,497
	Kaisa Prosperity Holdings, Ltd.	27,500	134,821
*	Kangda International Environmental Co., Ltd.	3,066,000	288,698
#*	Kasen International Holdings, Ltd.	4,838,000	618,813
	Kingboard Holdings, Ltd.	6,549,666	19,155,522
	Kingboard Laminates Holdings, Ltd.	10,104,984	11,367,852
	Kingdee International Software Group Co., Ltd.	4,719,600	13,053,600
	Kingsoft Corp., Ltd.	420,000	2,140,117
	Konfoong Materials International Co., Ltd., Class A	6,126	55,842
*	Kong Sun Holdings, Ltd.	575,000	3,187
	Konka Group Co., Ltd., Class A	157,700	163,306
	KPC Pharmaceuticals, Inc., Class A	232,396	389,082
	Kunlun Energy Co., Ltd.	28,560,000	23,926,771
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	29,500	125,108
	Kweichow Moutai Co., Ltd., Class A	173,874	41,818,025
#	KWG Group Holdings, Ltd.	17,190,644	30,662,144
	KWG Property Holding, Ltd.	263,500	469,993
	Laobaixing Pharmacy Chain JSC, Class A	41,819	623,535
	Lee & Man Chemical Co., Ltd.	1,231,339	457,775
	Lee & Man Paper Manufacturing, Ltd.	10,962,200	6,776,623
	Lee's Pharmaceutical Holdings, Ltd.	2,009,000	1,586,467
	Legend Holdings Corp., Class H	1,015,400	1,320,770
	Lenovo Group, Ltd.	66,488,000	40,082,056
	Lens Technology Co., Ltd., Class A	266,700	1,253,057
	Leo Group Co., Ltd., Class A	617,100	314,661
	Leoch International Technology, Ltd.	307,000	18,376
	Lepu Medical Technology Beijing Co., Ltd., Class A	273,700	1,683,587
#*	LexinFintech Holdings, Ltd., ADR	651,815	5,546,946
	Leyard Optoelectronic Co., Ltd., Class A	667,650	687,697
	Li Ning Co., Ltd.	8,096,583	26,096,954
	LianChuang Electronic Technology Co., Ltd., Class A	201,340	338,060
	Liaoning Cheng Da Co., Ltd., Class A	127,700	511,623
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	52,244	122,433
*	Lier Chemical Co., Ltd., Class A	35,400	108,073
*	Lifestyle China Group, Ltd.	2,141,500	442,810
*	Lifetech Scientific Corp.	12,774,000	3,682,198
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	254,800	159,641
*	Lingyi iTech Guangdong Co., Class A	955,000	1,623,352
#*	Link Motion, Inc., Sponsored ADR	206,737	0
	Liuzhou Iron & Steel Co., Ltd., Class A	294,600	210,594
	Livzon Pharmaceutical Group, Inc., Class H	746,417	3,509,959
	Logan Group Co., Ltd.	11,720,000	20,310,946
	Long Yuan Construction Group Co., Ltd., Class A	344,102	420,487
	Longfor Group Holdings, Ltd.	8,032,000	39,694,430
	LONGi Green Energy Technology Co., Ltd., Class A	499,126	4,076,476
	Longshine Technology Group Co., Ltd., Class A	46,600	116,971
	Lonking Holdings, Ltd.	22,806,000	7,512,382
	Luenmei Quantum Co., Ltd., Class A	253,400	530,245
	Luoniushan Co., Ltd., Class A	36,800	57,150
*	Luoyang Glass Co., Ltd., Class H	60,000	22,094
	Luxi Chemical Group Co., Ltd., Class A	255,700	412,527

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luxshare Precision Industry Co., Ltd., Class A	751,094	$6,339,132
#	Luye Pharma Group, Ltd.	14,855,000	9,389,223
	Luzhou Laojiao Co., Ltd., Class A	94,371	1,596,130
	LVGEM China Real Estate Investment Co., Ltd.	1,512,000	475,989
	Maanshan Iron & Steel Co., Ltd., Class H	4,930,177	1,329,662
	Maccura Biotechnology Co., Ltd., Class A	39,500	287,021
*	Macrolink Culturaltainment Development Co., Ltd., Class A	76,100	45,742
*	Mango Excellent Media Co., Ltd., Class A	146,397	1,429,034
#*	Maoyan Entertainment	134,000	224,162
	Maoye International Holdings, Ltd.	2,251,000	110,438
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	314,700	694,249
*	Meituan Dianping, Class B	787,500	19,487,861
	Metallurgical Corp. of China, Ltd., Class H	9,972,000	1,686,963
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	27,100	486,129
	Min Xin Holdings, Ltd.	720,000	370,565
	Ming Yang Smart Energy Group, Ltd.	139,336	319,034
#*	Mingfa Group International Co., Ltd.	4,986,000	36,219
	Minmetals Land, Ltd.	9,869,644	1,223,727
	Minsheng Education Group Co., Ltd.	642,000	89,553
#	Minth Group, Ltd.	6,301,000	18,752,598
	MLS Co., Ltd., Class A	314,000	799,846
#*	MMG, Ltd.	29,497,999	7,792,727
	MOBI Development Co., Ltd.	2,518,000	269,481
	Modern Land China Co., Ltd.	1,646,000	212,792
	Momo, Inc., Sponsored ADR	1,089,767	20,127,996
*	Montnets Rongxin Technology Group Co., Ltd., Class A	85,805	242,893
	Muyuan Foodstuff Co., Ltd., Class A	395,520	5,182,202
	MYS Group Co., Ltd., Class A	254,100	190,750
#*	Nan Hai Corp., Ltd.	35,000,000	252,708
	NanJi E-Commerce Co., Ltd., Class A	397,400	1,115,778
	Nanjing Hanrui Cobalt Co., Ltd., Class A	16,700	172,538
	Nanjing Iron & Steel Co., Ltd., Class A	148,800	70,168
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	25,619	173,415
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	188,000	465,561
*	Nanyang Topsec Technologies Group, Inc., Class A	36,100	121,514
	NARI Technology Co., Ltd., Class A	814,803	2,484,299
*	Nature Home Holding Co., Ltd.	1,733,000	216,981
	NAURA Technology Group Co., Ltd., Class A	40,600	1,208,671
	NetDragon Websoft Holdings, Ltd.	1,030,500	2,946,049
	NetEase, Inc., ADR	213,660	97,946,017
#*	New Century Healthcare Holding Co., Ltd.	58,000	8,940
	New China Life Insurance Co., Ltd., Class H	3,220,900	12,603,009
	New Hope Liuhe Co., Ltd., Class A	455,500	2,124,066
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	289,179	40,542,896
*	New World Department Store China, Ltd.	2,929,538	476,499
	Newland Digital Technology Co., Ltd., Class A	66,900	165,349
#	Nexteer Automotive Group, Ltd.	7,422,000	4,705,803
	Nine Dragons Paper Holdings, Ltd.	16,732,000	17,574,172
	Ninestar Corp., Class A	236,200	1,288,608
	Ningbo Construction Co., Ltd., Class A	162,000	118,172
	Ningbo Huaxiang Electronic Co., Ltd., Class A	33,400	78,748
	Ningbo Joyson Electronic Corp., Class A	347,000	1,117,463
	Ningbo Orient Wires & Cables Co., Ltd., Class A	102,555	325,437
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	246,878	256,693
	Ningbo Zhoushan Port Co., Ltd., Class A	1,018,400	608,239
*	Ningxia Jiaze New Energy Co., Ltd., Class A	98,400	52,911
#*	NIO, Inc., ADR	2,343,373	27,979,874
*	Niu Technologies	2,659	55,892
#*	Noah Holdings, Ltd., ADR	74,405	2,267,120

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Norinco International Cooperation, Ltd., Class A	62,700	$71,544
	North Huajin Chemical Industries Co., Ltd., Class A	60,900	45,063
*	Northeast Pharmaceutical Group Co., Ltd., Class A	190,300	153,178
	Northeast Securities Co., Ltd., Class A	23,900	38,413
	NSFOCUS Technologies Group Co., Ltd., Class A	48,570	153,393
#	NVC Lighting Holdings, Ltd.	9,962,000	156,877
	Offcn Education Technology Co., Ltd., Class A	158,232	725,523
	Offshore Oil Engineering Co., Ltd., Class A	560,000	386,365
	OFILM Group Co., Ltd., Class A	598,500	1,665,099
*	OneSmart International Education Group, Ltd., ADR	2,719	10,196
	O-Net Technologies Group, Ltd.	1,449,000	1,166,025
	Oppein Home Group, Inc., Class A	15,660	200,966
	Opple Lighting Co., Ltd., Class A	44,500	191,240
	ORG Technology Co., Ltd., Class A	608,700	461,167
*	Orient Group, Inc., Class A	766,900	575,091
	Orient Securities Co., Ltd., Class H	1,950,400	1,313,413
	Oriental Pearl Group Co., Ltd., Class A	390,400	567,044
	Ovctek China, Inc., Class A	20,100	188,358
	Overseas Chinese Town Asia Holdings, Ltd.	1,481,817	323,506
#*	Ozner Water International Holding, Ltd.	1,811,000	29,046
#	Pacific Online, Ltd.	2,485,195	377,778
#*	Panda Green Energy Group, Ltd.	14,198,000	549,533
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,332,131	420,440
*	Parkson Retail Group, Ltd.	7,152,000	291,463
	PAX Global Technology, Ltd.	6,465,000	3,010,449
	PCI-Suntek Technology Co., Ltd., Class A	175,600	234,416
	People's Insurance Co. Group of China, Ltd. (The), Class H	19,970,000	6,497,440
	Perfect World Co., Ltd., Class A	162,600	894,370
#	PetroChina Co., Ltd., ADR	186,810	6,435,604
	PetroChina Co., Ltd., Class H	142,684,000	49,618,714
	PharmaBlock Sciences Nanjing, Inc., Class A	15,300	280,290
*	Phoenix Media Investment Holdings, Ltd.	5,412,000	314,780
	Phoenix New Media, Ltd., ADR	119,235	176,468
	PICC Property & Casualty Co., Ltd., Class H	20,039,398	15,835,947
*	Pinduoduo, Inc., ADR	96,601	8,867,972
	Ping An Bank Co., Ltd., Class A	2,568,701	4,905,601
#*	Ping An Healthcare and Technology Co., Ltd.	471,700	8,060,253
#	Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	318,720,740
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	147,100	106,661
	Poly Developments and Holdings Group Co., Ltd., Class A	1,588,205	3,544,620
	Poly Property Group Co., Ltd.	20,373,068	6,416,477
	Postal Savings Bank of China Co., Ltd., Class H	26,919,000	14,830,732
*	Pou Sheng International Holdings, Ltd.	10,915,609	2,386,057
	Power Construction Corp. of China, Ltd., Class A	1,314,100	793,041
	Powerlong Real Estate Holdings, Ltd.	15,702,715	9,596,020
#*	PW Medtech Group, Ltd.	4,651,000	944,753
#	Q Technology Group Co., Ltd.	4,293,000	5,848,344
	Qianhe Condiment and Food Co., Ltd., Class A	23,676	117,854
	Qingdao East Steel Tower Stock Co., Ltd., Class A	137,600	174,917
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	38,139	130,924
	Qingdao Gon Technology Co., Ltd., Class A	32,700	177,668
	Qingdao Hanhe Cable Co., Ltd., Class A	394,184	290,790
	Qingdao Port International Co., Ltd., Class H	2,233,000	1,264,576
	Qingdao TGOOD Electric Co., Ltd., Class A	109,900	331,209
	Qingdao Topscomm Communication, Inc., Class A	19,320	30,284
	Qingling Motors Co., Ltd., Class H	5,112,000	923,959
	Qinhuangdao Port Co., Ltd., Class H	1,912,500	300,926
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	328,724	96,011
#*	Qudian, Inc., Sponsored ADR	166,041	268,986

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qunxing Paper Holdings Co.	854,211	$0
	Rainbow Digital Commercial Co., Ltd., Class A	159,286	248,448
*	Realcan Pharmaceutical Group Co., Ltd., Class A	425,800	403,929
	Red Star Macalline Group Corp., Ltd., Class H	1,735,914	1,189,658
	Redco Properties Group Ltd.	8,526,000	3,872,718
	Redsun Properties Group, Ltd.	157,000	55,863
*	REXLot Holdings, Ltd.	3,197,569	1,609
*	RISE Education Cayman, Ltd.	9,353	29,836
	Road King Infrastructure, Ltd.	2,280,000	3,067,070
	Rongsheng Petro Chemical Co., Ltd., Class A	554,555	1,328,031
#	Ronshine China Holdings, Ltd.	2,782,000	2,482,603
	Sai Micro Electronics, Inc., Class A	49,800	208,512
	SAIC Motor Corp, Ltd., Class A	946,555	2,465,113
	Sailun Group Co., Ltd., Class A	307,200	174,609
	Sanan Optoelectronics Co., Ltd., Class A	245,200	945,399
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	38,900	27,122
	Sangfor Technologies, Inc., Class A	19,172	587,886
	Sansteel Minguang Co., Ltd. Fujian, Class A	939,650	959,654
	Sany Heavy Equipment International Holdings Co., Ltd.	8,671,500	4,540,077
	Sany Heavy Industry Co., Ltd., Class A	1,887,641	5,709,665
	SDIC Power Holdings Co., Ltd., Class A	652,300	805,590
	Sealand Securities Co., Ltd., Class A	296,900	239,546
	Seazen Group, Ltd.	18,502,000	17,546,379
	Seazen Holdings Co., Ltd. , Class A	258,030	1,257,021
*	Secoo Holding, Ltd., ADR	31,941	84,005
*	Semiconductor Manufacturing International Corp.	14,142,195	55,373,141
	SF Holding Co., Ltd., Class A	236,300	2,395,775
	SG Micro Corp., Class A	10,550	552,069
	SGIS Songshan Co., Ltd., Class A	495,381	314,744
	Shaanxi Coal Industry Co., Ltd., Class A	2,521,500	2,925,142
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	341,552	1,403,189
	Shandong Chenming Paper Holdings, Ltd., Class H	4,566,533	2,161,922
*	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	131,586	412,058
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	146,001	484,100
	Shandong Humon Smelting Co., Ltd., Class A	69,700	195,383
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	11,900	63,326
	Shandong Luyitong Intelligent Electric P.L.C., Class A	20,600	40,549
	Shandong Nanshan Aluminum Co., Ltd., Class A	1,162,400	394,979
	Shandong New Beiyang Information Technology Co., Ltd., Class A	71,000	106,224
	Shandong Publishing & Media Co., Ltd., Class A	61,300	59,554
	Shandong Sinocera Functional Material Co., Ltd., Class A	67,600	347,377
	Shandong Sun Paper Industry JSC, Ltd., Class A	769,300	1,399,242
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,532,000	29,367,132
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,473,200	848,539
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	220,220	493,618
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,385,226	613,437
	Shanghai AJ Group Co., Ltd., Class A	28,500	35,572
	Shanghai AtHub Co., Ltd., Class A	28,048	387,631
	Shanghai Baosight Software Co., Ltd., Class A	142,400	1,455,845
	Shanghai Belling Co., Ltd., Class A	9,100	23,696
	Shanghai East China Computer Co., Ltd., Class A	85,868	336,784
*	Shanghai Electric Group Co., Ltd., Class H	9,170,000	2,828,667
*	Shanghai Environment Group Co., Ltd., Class A	165,900	317,846
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	15,200	41,772
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,754,000	13,044,778
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,910,000	1,467,587
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	7,980	87,628
	Shanghai Haohai Biological Technology Co., Ltd., Class H	51,200	376,303
	Shanghai Industrial Holdings, Ltd.	3,522,000	5,138,719

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Urban Development Group, Ltd.	20,357,025	$2,235,278
	Shanghai International Airport Co Ltd, Class A	100,100	973,743
	Shanghai International Port Group Co., Ltd., Class A	455,900	294,509
	Shanghai Jahwa United Co., Ltd., Class A	3,400	22,677
	Shanghai Jin Jiang Capital Co., Ltd., Class H	18,078,000	3,103,408
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	39,500	86,089
	Shanghai Kinetic Medical Co., Ltd., Class A	91,236	340,864
	Shanghai M&G Stationery Inc, Class A	143,399	1,342,982
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	148,500	369,483
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,090,200	9,049,960
*	Shanghai Phichem Material Co., Ltd., Class A	52,300	181,185
	Shanghai Prime Machinery Co., Ltd., Class H	190,000	21,581
	Shanghai Pudong Development Bank Co., Ltd., Class A	276,700	410,520
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	75,700	71,788
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	51,900	790,455
	Shanghai RAAS Blood Products Co., Ltd., Class A	387,900	575,056
	Shanghai Shimao Co., Ltd., Class A	302,665	189,039
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	304,000	478,880
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	6,200	55,280
	Shanghai Tunnel Engineering Co., Ltd., Class A	458,570	395,696
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	153,700	337,091
	Shanghai Wanye Enterprises Co., Ltd., Class A	199,200	589,870
	Shanghai Weaver Network Co., Ltd., Class A	4,949	59,061
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	312,600	459,238
*	Shanghai Zendai Property, Ltd.	10,965,000	43,806
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	278,200	185,994
	Shanxi Blue Flame Holding Co., Ltd., Class A	105,600	123,505
	Shanxi Coking Co., Ltd., Class A	164,090	115,643
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	980,900	895,932
*	Shanxi Meijin Energy Co., Ltd., Class A	858,900	813,558
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,083,400	551,245
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	47,300	1,221,474
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	1,238,181	746,904
*	Shanying International Holding Co., Ltd., Class A	1,180,139	536,071
	Shede Spirits Co., Ltd., Class A	22,500	119,240
	Shenergy Co., Ltd., Class A	205,100	167,377
#	Sheng Ye Capital, Ltd.	118,000	114,225
	Shengda Resources Co., Ltd., Class A	28,852	77,484
#*	Shengjing Bank Co., Ltd., Class H	702,500	643,515
	Shenguan Holdings Group, Ltd.	5,926,000	198,835
	Shengyi Technology Co., Ltd., Class A	382,500	1,578,099
	Shennan Circuits Co., Ltd., Class A	72,000	1,588,386
	Shenwan Hongyuan Group Co., Ltd.	208,000	66,401
	Shenzhen Agricultural Products Group Co., Ltd., Class A	54,300	65,497
	Shenzhen Airport Co., Ltd., Class A	240,400	343,427
	Shenzhen Anche Technologies Co., Ltd., Class A	8,000	83,390
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	85,000	61,545
	Shenzhen Capchem Technology Co., Ltd., Class A	31,500	257,934
	Shenzhen Comix Group Co., Ltd., Class A	49,500	118,137
	Shenzhen Danbond Technology Co., Ltd., Class A	20,400	27,993
	Shenzhen Desay Battery Technology Co., Class A	52,300	440,791
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	145,100	491,846
	Shenzhen Expressway Co., Ltd., Class H	5,364,000	5,116,436
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	233,800	430,547
	Shenzhen FRD Science & Technology Co., Ltd.	109,300	478,436
	Shenzhen Gas Corp., Ltd., Class A	118,600	132,438
	Shenzhen Gongjin Electronics Co., Ltd., Class A	111,603	213,818
	Shenzhen Goodix Technology Co., Ltd., Class A	37,600	1,123,413
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	122,900	283,756

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	36,996	$130,195
*	Shenzhen Infogem Technologies Co., Ltd., Class A	74,000	245,125
	Shenzhen Inovance Technology Co., Ltd., Class A	218,650	1,575,456
	Shenzhen International Holdings, Ltd.	8,213,822	13,404,480
	Shenzhen Investment, Ltd.	29,061,674	9,118,439
	Shenzhen Jinjia Group Co., Ltd., Class A	230,300	378,621
	Shenzhen Kaifa Technology Co., Ltd., Class A	109,000	395,461
*	Shenzhen Kangtai Biological Products Co., Ltd., Class A	11,700	377,276
	Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	80,200	223,540
	Shenzhen Kinwong Electronic Co., Ltd., Class A	92,900	475,140
	Shenzhen Megmeet Electrical Co., Ltd., Class A	76,900	325,861
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	111,172	5,531,393
	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	330,600	243,408
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,319,276	1,355,613
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,500	281,927
	Shenzhen SC New Energy Technology Corp., Class A	25,771	356,166
	Shenzhen SDG Information Co., Ltd., Class A	119,100	195,029
	Shenzhen Sinovatio Technology Co., Ltd., Class A	23,112	276,816
	Shenzhen Sunline Tech Co., Ltd., Class A	29,900	92,185
	Shenzhen Sunlord Electronics Co., Ltd., Class A	110,967	435,010
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	161,900	456,455
	Shenzhen Sunway Communication Co., Ltd., Class A	162,800	1,294,679
	Shenzhen Tagen Group Co., Ltd., Class A	487,900	598,851
	Shenzhen Yinghe Technology Co., Ltd., Class A	53,900	260,076
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	41,200	36,624
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	83,180	423,220
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	691,350	463,997
	Shenzhou International Group Holdings, Ltd.	2,528,200	30,198,654
	Shenzhou Space Park Group, Ltd.	3,080,000	0
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	26,700	122,077
	Shimao Group Holdings, Ltd.	9,538,683	40,475,788
	Shinva Medical Instrument Co., Ltd., Class A	68,300	194,192
	Shougang Fushan Resources Group, Ltd.	19,940,461	4,566,163
	Shui On Land, Ltd.	33,608,776	4,989,648
*	Siasun Robot & Automation Co., Ltd., Class A	105,100	235,692
	Sichuan Chuantou Energy Co., Ltd., Class A	201,300	275,399
	Sichuan Expressway Co., Ltd., Class H	5,250,000	1,193,201
	Sichuan Haite High-tech Co., Ltd., Class A	36,700	83,146
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	1,426,820	276,159
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	51,200	164,978
	Sichuan Languang Development Co., Ltd., Class A	438,900	336,241
	Sichuan Shuangma Cement Co., Ltd., Class A	119,000	254,901
	Sichuan Swellfun Co., Ltd., Class A	20,500	187,248
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	18,721	67,584
	Sieyuan Electric Co., Ltd., Class A	134,900	546,945
	Sihuan Pharmaceutical Holdings Group, Ltd.	47,580,000	4,859,885
*	Silver Grant International Holdings Group, Ltd.	8,640,000	1,060,148
*	SINA Corp.	282,877	11,414,087
	Sino Biopharmaceutical, Ltd.	48,739,495	63,672,673
	Sino Wealth Electronic, Ltd., Class A	29,480	157,541
	Sinocare, Inc., Class A	31,300	203,369
	Sinochem International Corp., Class A	631,867	514,257
	Sinofert Holdings, Ltd.	16,492,673	1,490,829
	Sino-I Technology, Ltd.	5,320,000	31,547
	Sinolink Securities Co., Ltd., Class A	92,100	190,261
#*	Sinolink Worldwide Holdings, Ltd.	16,305,492	1,000,136
	Sinoma International Engineering Co., Class A	387,350	332,060
	Sinoma Science & Technology Co., Ltd., Class A	195,400	582,393
	Sino-Ocean Group Holding, Ltd.	24,780,962	5,978,078

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co., Ltd., Class H	8,136,000	$3,606,350
#	Sinopec Kantons Holdings, Ltd.	8,580,000	3,740,360
#*	Sinopec Oilfield Service Corp., Class H	8,904,000	644,486
#	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	29,244	645,696
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,745,000	3,728,250
	Sinopharm Group Co., Ltd., Class H	6,764,800	16,122,409
	Sino-Platinum Metals Co., Ltd., Class A	23,700	89,815
*	Sinosoft Technology Group, Ltd.	5,710,400	1,473,306
	Sinotrans, Ltd., Class H	22,069,000	4,612,129
	Sinotruk Hong Kong, Ltd.	6,532,000	20,384,114
	Skshu Paint Co., Ltd., Class A	21,002	459,831
	Skyfame Realty Holdings, Ltd.	21,964,000	2,947,489
	Skyworth Digital Co., Ltd., Class A	77,799	141,657
#*	Skyworth Group, Ltd.	17,944,811	5,672,739
#*	SMI Holdings Group, Ltd.	4,693,951	113,559
*	SOHO China, Ltd.	20,096,339	7,470,197
*	Sohu.com, Ltd., ADR	86,832	1,994,531
	Songcheng Performance Development Co., Ltd., Class A	109,600	293,177
*	Sou Yu Te Group Co., Ltd., Class A	57,400	23,866
*	Sparkle Roll Group, Ltd.	8,680,000	319,201
	Spring Airlines Co., Ltd., Class A	107,100	609,050
*	SPT Energy Group, Inc.	3,748,000	135,587
*	SRE Group, Ltd.	7,903,714	27,575
	SSY Group, Ltd.	15,190,506	9,597,170
*	Starrise Media Holdings, Ltd.	1,806,000	90,898
	Suchuang Gas Corp., Ltd.	302,000	130,873
	Sun Art Retail Group, Ltd.	16,297,500	22,650,255
	Sun King Power Electronics Group	2,780,000	624,242
	Sunac China Holdings, Ltd.	15,572,000	73,425,947
	Sungrow Power Supply Co., Ltd., Class A	103,300	310,557
	Suning.com Co., Ltd., Class A	898,800	1,328,754
	Sunny Optical Technology Group Co., Ltd.	2,316,400	43,499,880
	Sunresin New Materials Co., Ltd., Class A	20,900	114,536
#*	Sunshine 100 China Holdings, Ltd.	244,000	42,319
	Sunward Intelligent Equipment Co., Ltd., Class A	171,200	173,310
	Sunwoda Electronic Co., Ltd., Class A	253,000	865,795
*	Suzhou Anjie Technology Co., Ltd., Class A	57,900	212,128
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	267,400	1,124,099
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	510,600	656,589
	Suzhou Maxwell Technologies Co., Ltd., Class A	9,000	462,949
	Suzhou Secote Precision Electronic Co., Ltd., Class A	19,000	146,649
	Suzhou TFC Optical Communication Co., Ltd., Class A	3,900	39,537
#	Symphony Holdings, Ltd.	6,930,000	778,037
*	Tahoe Group Co., Ltd., Class A	208,000	177,026
	Taiji Computer Corp., Ltd., Class A	71,409	333,775
#*	TAL Education Group, ADR	458,065	35,806,941
	Tangshan Jidong Cement Co., Ltd., Class A	186,500	512,060
	TangShan Port Group Co., Ltd., Class A	1,498,800	521,629
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	216,800	193,617
#*	Tarena International, Inc., ADR	135,749	225,343
*	Taung Gold International, Ltd.	60,800,000	266,945
	TBEA Co., Ltd., Class A	478,600	598,837
	TCL Electronics Holdings, Ltd.	6,053,932	3,589,474
	TCL Technology Group Corp., Class A	976,500	875,157
*	Tech-Bank Food Co., Ltd., Class A	88,000	235,811
	Tecon Biology Co., Ltd., Class A	69,600	178,094
	Ten Pao Group Holdings, Ltd.	60,000	5,522
	Tencent Holdings, Ltd.	17,216,900	1,181,047,560
	Tenfu Cayman Holdings Co., Ltd.	101,000	70,229

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tenwow International Holdings, Ltd.	2,865,000	$26,357
	Texhong Textile Group, Ltd.	2,589,000	1,978,782
	Textainer Group Holdings, Ltd.	147,367	1,237,953
	Thunder Software Technology Co., Ltd., Class A	50,122	697,018
	Tian An China Investment Co., Ltd.	1,191,357	630,746
	Tian Di Science & Technology Co., Ltd., Class A	751,400	332,732
#*	Tian Ge Interactive Holdings, Ltd.	1,474,000	187,923
*	Tian Shan Development Holding, Ltd.	1,584,000	629,570
	Tiangong International Co., Ltd.	6,222,000	2,039,394
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	90,088	571,400
#	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,526,000	821,887
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	110,900	88,180
	Tianjin Development Holdings, Ltd.	2,497,800	554,722
	Tianjin Guangyu Development Co., Ltd., Class A	209,500	248,772
	Tianjin Port Development Holdings, Ltd.	15,369,200	1,148,685
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	11,400	39,957
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	21,200	58,056
	Tianma Microelectronics Co., Ltd., Class A	610,100	1,469,378
#	Tianneng Power International, Ltd.	7,797,952	18,100,384
*	Tianqi Lithium Corp., Class A	30,349	110,029
	Tianshui Huatian Technology Co., Ltd., Class A	331,992	787,390
	Tianyun International Holdings, Ltd.	1,450,000	164,763
	Tibet Summit Resources Co., Ltd., Class A	94,500	167,794
	Tibet Tianlu Co., Ltd., Class A	135,500	204,727
#*	Tibet Water Resources, Ltd.	6,597,000	421,415
	Tingyi Cayman Islands Holding Corp.	13,702,000	25,543,227
	Titan Wind Energy Suzhou Co., Ltd., Class A	459,700	498,952
	Toly Bread Co., Ltd., Class A	71,200	614,633
#	Tomson Group, Ltd.	2,697,780	574,098
	Tong Ren Tang Technologies Co., Ltd., Class H	4,278,000	3,155,870
	Tongda Group Holdings, Ltd.	43,120,000	2,507,745
*	TongFu Microelectronics Co., Ltd., Class A	193,900	749,865
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	267,500	526,208
	Tongkun Group Co., Ltd., Class A	457,700	947,306
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	141,800	71,510
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,317,100	430,689
	Tongwei Co., Ltd., Class A	211,000	824,927
*	Topchoice Medical Corp., Class A	10,654	269,432
#	Towngas China Co., Ltd.	5,664,294	2,728,160
	Transfar Zhilian Co., Ltd., Class A	491,300	404,354
	TravelSky Technology, Ltd., Class H	4,624,938	8,895,998
#*	Trigiant Group, Ltd.	6,560,000	881,722
*	Trip.com Group Ltd., ADR	1,157,967	31,496,702
*	Trony Solar Holdings Co., Ltd.	2,133,000	0
*	Truly International Holdings, Ltd.	7,861,000	934,002
	Tsaker Chemical Group, Ltd.	220,500	35,335
	Tsingtao Brewery Co., Ltd., Class H	2,308,000	20,574,644
*	Tunghsu Azure Renewable Energy Co., Ltd., Class A	96,700	42,813
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	1,326,300	532,157
*	Tuniu Corp., Sponsored ADR	80,591	82,203
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	102,700	120,595
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	101,971	1,848,950
	Unilumin Group Co., Ltd., Class A	197,931	254,570
	Uni-President China Holdings, Ltd.	9,620,308	10,438,634
*	Unisplendour Corp., Ltd., Class A	145,900	917,621
	United Energy Group, Ltd.	33,129,100	5,817,382
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	126,600	438,782
#*	V1 Group, Ltd.	13,654,600	406,403

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Valiant Co., Ltd., Class A	133,880	$340,057
	Vats Liquor Chain Store Management Joint Stock Co., Ltd.	7,900	33,431
*	VCredit Holdings, Ltd.	16,200	9,011
	Venustech Group Inc.,, Class A	117,234	662,450
	Victory Giant Technology Huizhou Co., Ltd., Class A	170,300	561,630
#	Vinda International Holdings, Ltd.	1,850,000	6,966,767
*	Vipshop Holdings, Ltd., ADR	3,141,441	71,530,612
	Walvax Biotechnology Co., Ltd., Class A	22,600	261,839
*	Wanda Film Holding Co., Ltd., Class A	27,900	69,329
	Wangneng Environment Co., Ltd., Class A	47,900	136,739
	Wanhua Chemical Group Co., Ltd., Class A	664,114	6,428,866
	Want Want China Holdings, Ltd.	37,524,000	27,769,634
	Wanxiang Qianchao Co., Ltd., Class A	86,500	75,858
	Wasion Holdings, Ltd.	4,518,000	1,370,961
	Wasu Media Holding Co., Ltd., Class A	338,600	538,551
#*	Weibo Corp., Sponsored ADR	342,312	11,830,303
	Weichai Power Co., Ltd., Class H	11,480,120	24,586,569
	Weifu High-Technology Group Co., Ltd., Class A	83,047	262,267
	Weihai Guangwei Composites Co., Ltd., Class A	76,100	845,950
	Weiqiao Textile Co., Class H	3,245,500	703,327
	Wens Foodstuffs Group Co., Ltd., Class A	1,377,260	4,689,285
	West China Cement, Ltd.	37,564,000	8,005,829
	Western Region Gold Co., Ltd., Class A	54,800	134,464
	Western Securities Co., Ltd., Class A	242,500	344,638
	Westone Information Industry, Inc., Class A	54,100	170,368
	Will Semiconductor, Ltd., Class A	39,300	1,165,905
	Wingtech Technology Co., Ltd., Class A	18,400	404,368
	Winning Health Technology Group Co., Ltd., Class A	137,280	454,366
#	Wisdom Education International Holdings Co., Ltd.	2,154,000	1,222,755
	Wison Engineering Services Co., Ltd.	397,000	40,478
	Wolong Electric Group Co., Ltd., Class A	176,100	304,894
*	Wonders Information Co., Ltd., Class A	150,200	577,154
	Wuchan Zhongda Group Co., Ltd., Class A	564,600	370,857
	Wuhan Department Store Group Co., Ltd., Class A	120,200	431,868
	Wuhan Guide Infrared Co., Ltd., Class A	111,510	624,241
	Wuhan Jingce Electronic Group Co., Ltd., Class A	27,160	259,829
*	Wuhan P&S Information Technology Co., Ltd., Class A	90,900	83,415
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	16,800	254,894
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	313,411	2,048,821
	Wuhu Token Science Co., Ltd., Class A	402,840	703,733
	Wuliangye Yibin Co., Ltd., Class A	705,602	21,994,130
	WUS Printed Circuit Kunshan Co., Ltd., Class A	383,100	1,319,619
#	WuXi AppTec Co. Ltd., Class H	5,500	82,929
*	Wuxi Biologics Cayman, Inc.	159,500	3,292,693
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	148,004	932,362
	Wuxi Taiji Industry Co., Ltd., Class A	281,900	465,353
	XCMG Construction Machinery Co., Ltd., Class A	1,080,000	983,565
	XGD, Inc., Class A	49,200	99,804
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,966,000	3,980,451
	Xiamen C & D, Inc., Class A	747,834	1,004,159
	Xiamen Faratronic Co., Ltd., Class A	47,000	406,546
	Xiamen International Port Co., Ltd., Class H	6,883,338	692,259
	Xiamen Intretech, Inc., Class A	40,800	348,109
	Xiamen ITG Group Corp., Ltd., Class A	467,900	467,267
	Xiamen Kingdomway Group Co., Class A	114,466	963,928
	Xiamen Meiya Pico Information Co., Ltd., Class A	53,500	156,993
	Xiamen Tungsten Co., Ltd., Class A	126,960	273,954
	Xiamen Xiangyu Co., Ltd., Class A	507,500	486,330

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xian International Medical Investment Co., Ltd., Class A	342,050	$306,712
	Xiandai Investment Co., Ltd., Class A	176,300	96,517
*	Xiaomi Corp., Class B	9,559,800	18,326,711
	Xinfengming Group Co., Ltd., Class A	126,992	193,059
	Xingda International Holdings, Ltd.	7,594,796	1,542,478
	Xingfa Aluminium Holdings, Ltd.	348,000	391,229
	Xinhu Zhongbao Co., Ltd., Class A	445,300	217,483
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,743,000	1,815,520
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,229,784	4,257,994
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	157,600	115,200
	Xinjiang Tianshan Cement Co., Ltd., Class A	269,601	696,068
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	293,700	237,800
*	Xinming China Holdings, Ltd.	368,000	48,380
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,009,400	538,738
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	265,700	437,830
#	Xinyi Solar Holdings, Ltd.	27,969,808	30,696,445
	Xinyu Iron & Steel Co., Ltd., Class A	844,900	535,887
	Xinyuan Real Estate Co., Ltd., ADR	107,067	226,982
	Xtep International Holdings, Ltd.	8,305,889	2,488,544
	Xuji Electric Co., Ltd., Class A	223,500	514,166
#*	Xunlei, Ltd., ADR	102,652	378,786
#*	Yadea Group Holdings, Ltd.	9,382,000	7,906,336
*	Yanchang Petroleum International, Ltd.	13,010,000	92,341
	Yang Quan Coal Industry Group Co., Ltd., Class A	151,900	105,962
	Yango Group Co., Ltd., Class A	627,800	623,175
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	94,000	168,944
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	55,200	260,837
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,800	140,222
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	29,600	105,030
	Yantai Eddie Precision Machinery Co., Ltd., Class A	26,860	227,798
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	327,692	1,473,361
	YanTai Shuangta Food Co., Ltd., Class A	131,600	297,758
	Yanzhou Coal Mining Co., Ltd., Class H	17,084,000	13,354,255
#*	Yashili International Holdings, Ltd.	3,046,000	231,993
	Yealink Network Technology Corp., Ltd., Class A	83,750	759,183
	YGSOFT, Inc., Class A	38,870	57,550
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,248,800	1,878,239
*	Yida China Holdings, Ltd.	612,000	159,497
	Yifan Pharmaceutical Co., Ltd., Class A	68,500	290,044
	Yifeng Pharmacy Chain Co., Ltd., Class A	69,860	864,673
	Yihai International Holding, Ltd.	2,395,000	29,382,848
	Yijiahe Technology Co., Ltd., Class A	9,772	157,687
	Yintai Gold Co., Ltd., Class A	128,700	351,501
	Yip's Chemical Holdings, Ltd.	1,348,000	375,890
*	Yiren Digital, Ltd., Sponsored ADR	150,597	540,643
*	Yixin Group, Ltd.	332,500	84,651
	Yixintang Pharmaceutical Group Co., Ltd., Class A	31,710	145,081
	Yonghui Superstores Co., Ltd., Class A	1,033,987	1,332,020
	Yonyou Network Technology Co., Ltd., Class A	125,843	847,792
	Yotrio Group Co., Ltd., Class A	90,300	63,279
	Youngor Group Co., Ltd., Class A	564,700	539,764
*	Youyuan International Holdings, Ltd.	4,273,760	26,910
*	Youzu Interactive Co., Ltd., Class A	49,200	156,268
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	48,600	124,029
*	YuanShengTai Dairy Farm, Ltd.	4,904,000	291,279
	Yuexiu Property Co., Ltd.	76,259,784	13,981,341
	Yuexiu Transport Infrastructure, Ltd.	4,787,415	3,041,628
	Yum China Holdings, Inc.	1,301,003	66,663,394
	Yunda Holding Co., Ltd., Class A	74,709	256,903

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yunnan Aluminium Co., Ltd., Class A	320,000	$311,207
	Yunnan Baiyao Group Co Ltd, Class A	92,000	1,445,415
*	Yunnan Copper Co., Ltd., Class A	145,400	307,633
	Yunnan Energy New Material Co., Ltd., Class A	97,676	1,117,250
*	Yunnan Tin Co., Ltd., Class A	409,000	606,029
	Yunnan Water Investment Co., Ltd., Class H	245,000	44,598
#	Yuzhou Group Holdings Co., Ltd.	26,478,835	11,896,343
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	8,800	257,611
#	Zhaojin Mining Industry Co., Ltd., Class H	464,666	588,782
*	Zhefu Holding Group Co., Ltd., Class A	122,300	98,349
	Zhejiang Century Huatong Group Co., Ltd., Class A	533,560	924,526
	Zhejiang Chint Electrics Co., Ltd., Class A	97,900	444,650
	Zhejiang Communications Technology Co., Ltd.	147,800	119,277
	Zhejiang Crystal-Optech Co., Ltd., Class A	103,000	236,684
	Zhejiang Dahua Technology Co., Ltd., Class A	228,400	696,475
	Zhejiang Dingli Machinery Co., Ltd., Class A	57,878	736,546
	Zhejiang Expressway Co., Ltd., Class H	8,592,000	6,389,450
#	Zhejiang Glass Co., Ltd.	192,000	0
	Zhejiang Hailiang Co., Ltd., Class A	345,542	439,985
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	89,600	104,972
	Zhejiang Huace Film & TV Co., Ltd., Class A	94,200	97,555
	Zhejiang Huafeng Spandex Co., Ltd., Class A	393,376	381,754
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	191,210	1,057,237
	Zhejiang Huayou Cobalt Co., Ltd., Class A	50,100	307,710
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	416,500	777,352
	Zhejiang Jianfeng Group Co., Ltd., Class A	31,800	78,332
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	17,360	145,828
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	30,612	124,463
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	141,370	502,805
*	Zhejiang Jingu Co., Ltd., Class A	65,300	53,846
	Zhejiang Juhua Co., Ltd., Class A	290,110	309,338
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	36,200	88,906
	Zhejiang Longsheng Group Co., Ltd., Class A	863,634	1,829,881
	Zhejiang Medicine Co., Ltd., Class A	120,600	324,826
	Zhejiang Meida Industrial Co., Ltd., Class A	12,900	25,557
*	Zhejiang Narada Power Source Co., Ltd., Class A	146,100	292,092
	Zhejiang NHU Co., Ltd., Class A	105,700	445,792
	Zhejiang Runtu Co., Ltd., Class A	254,150	348,167
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	599,052	2,035,447
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	282,400	740,793
	Zhejiang Semir Garment Co., Ltd., Class A	494,825	526,862
	Zhejiang Supor Co., Ltd., Class A	12,730	154,726
	Zhejiang Wanliyang Co., Ltd., Class A	242,900	320,156
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	168,980	522,487
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	276,857	541,819
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	14,900	143,997
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	178,250	386,425
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	89,700	116,834
	Zhejiang Yankon Group Co., Ltd., Class A	135,800	93,042
	Zhejiang Yasha Decoration Co., Ltd., Class A	126,900	279,159
	Zhejiang Yongtai Technology Co., Ltd., Class A	73,210	126,798
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,967,000	909,042
	Zhengzhou Yutong Bus Co., Ltd., Class A	280,300	547,446
	Zhenro Properties Group, Ltd.	132,000	83,991
#	Zhong An Group, Ltd.	12,902,888	441,180
	Zhongji Innolight Co., Ltd., Class A	50,600	429,526
	Zhongjin Gold Corp., Ltd., Class A	200,800	329,056
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	375,300	212,009
	Zhongsheng Group Holdings, Ltd.	6,191,000	38,271,304

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhongtian Financial Group Co., Ltd., Class A	41,600	$21,407
	Zhongyu Gas Holdings, Ltd.	1,544,550	1,436,876
#	Zhou Hei Ya International Holdings Co., Ltd.	5,850,000	4,699,651
*	Zhuguang Holdings Group Co., Ltd.	822,000	121,970
*	Zhuhai Holdings Investment Group, Ltd.	62,000	10,965
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,655,750	9,328,928
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	27,300	143,205
	Zhuzhou Kibing Group Co., Ltd., Class A	687,600	897,729
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	378,500	418,262
	Zijin Mining Group Co., Ltd., Class H	31,566,000	19,844,299
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,062,400	8,312,299
	ZTE Corp., Class H	1,949,592	5,773,837
#	ZTO Express Cayman, Inc., ADR	671,485	24,878,519
TOTAL CHINA			7,998,418,605
COLOMBIA — (0.2%)
	Banco de Bogota SA	91,924	1,528,701
	Bancolombia SA, Sponsored ADR	232,877	6,501,926
	Bancolombia SA	643,467	4,619,586
	Bolsa de Valores de Colombia	20,739	61,111
	Celsia SA ESP	1,299,891	1,464,249
	Cementos Argos SA	1,901,389	1,864,207
*	CEMEX Latam Holdings SA	1,151,404	545,938
*	Constructora Conconcreto SA	19,345	1,985
*	Corp. Financiera Colombiana SA	299,162	1,995,482
	Ecopetrol SA	12,564,363	7,000,770
	Grupo Argos SA	405,195	1,107,150
	Grupo Aval Acciones y Valores SA, ADR	45,906	209,790
	Grupo de Inversiones Suramericana SA	534,824	2,779,423
*	Grupo Energia Bogota SA ESP	3,433,995	2,106,576
	Grupo Nutresa SA	471,389	2,550,779
	Interconexion Electrica SA ESP	1,923,599	9,893,678
	Mineros SA	47,961	48,822
	Promigas SA ESP	27,701	48,382
TOTAL COLOMBIA			44,328,555
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	713,819	14,380,084
*	Komercni banka A.S.	176,604	4,096,054
	Moneta Money Bank A.S.	2,881,502	6,560,254
	O2 Czech Republic A.S.	354,159	3,389,726
#	Philip Morris CR A.S.	3,448	2,056,582
TOTAL CZECH REPUBLIC			30,482,700
EGYPT — (0.1%)
#	Commercial International Bank Egypt S.A.E., GDR	3,828,381	14,762,364
	Commercial International Bank Egypt S.A.E., GDR	434,232	1,673,966
	Egyptian Financial Group-Hermes Holding Co., GDR	72,912	116,659
	Egyptian Financial Group-Hermes Holding Co., GDR	18,996	30,333
TOTAL EGYPT			16,583,322
GREECE — (0.2%)
	Aegean Airlines SA	204,088	869,294
*	Alpha Bank AE	530,025	333,313
	Athens Water Supply & Sewage Co. SA	121,179	945,365
	Autohellas SA	11,683	44,735
	Bank of Greece	3,023	46,667

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Ellaktor SA	518,178	$667,859
*	Eurobank Ergasias Services and Holdings SA, Class A	668,694	285,764
*	FF Group	156,853	166,289
*	Fourlis Holdings SA	192,550	885,445
*	GEK Terna Holding Real Estate Construction SA	288,834	1,974,196
	Hellenic Exchanges - Athens Stock Exchange SA	267,024	956,167
	Hellenic Petroleum SA	221,832	1,376,850
	Hellenic Telecommunications Organization SA	833,991	12,270,952
	Holding Co. ADMIE IPTO SA	620,938	1,636,017
*	Intracom Holdings SA	107,082	80,136
	JUMBO SA	287,663	5,612,586
*	LAMDA Development SA	256,284	1,721,409
*	Marfin Investment Group Holdings SA	3,611,439	239,344
	Motor Oil Hellas Corinth Refineries SA	252,126	3,443,660
	Mytilineos SA	317,358	2,966,523
*	National Bank of Greece SA	290,542	385,366
	OPAP SA	808,473	7,323,863
*	Piraeus Bank SA	527,233	727,434
	Piraeus Port Authority SA	25,605	497,065
*	Public Power Corp. SA	525,419	2,442,167
	Sarantis SA	25,496	254,191
	Terna Energy SA	184,185	2,417,389
	Titan Cement International SA	220,632	2,842,405
TOTAL GREECE			53,412,451
HONG KONG — (0.0%)
	Anxin-China Holdings, Ltd.	13,373,000	0
*	China Boton Group Co., Ltd.	122,000	28,818
	Fiber Optic Center, Inc.	4,584,800	31,057
#	Fuguiniao Co., Ltd.	782,600	73,461
	Hosa International, Inc.	2,198,000	15,428
	Huishan Dairy	1,990,720	5,548
	Karce International Holdings Open	1,662,000	0
*	Long Well International Holdings, Ltd.	5,680,000	16,197
	My Medicare	4,480,000	24,914
	Perennial Energy Holdings, Ltd.	50,000	22,658
	Prinx Chengshan Cayman Holding, Ltd.	10,500	11,031
	Real Gold Mining, Ltd.	640,000	21,718
	Shoucheng Holdings, Ltd.	13,447,640	3,386,963
	Tech-Pro, Inc.	37,652,000	62,184
	Untrade.Superb Summit	95,000	3,356
	Wharf Holdings, Ltd. (The)	34,000	57,763
TOTAL HONG KONG			3,761,096
HUNGARY — (0.3%)
*	CIG Pannonia Life Insurance P.L.C., Class A	71,774	83,830
	Magyar Telekom Telecommunications P.L.C.	4,208,716	5,305,347
	Magyar Telekom Telecommunications P.L.C., Sponsored ADR	21,479	134,244
*	MOL Hungarian Oil & Gas P.L.C.	3,923,013	23,109,434
*	OTP Bank P.L.C.	778,456	27,881,862
	Richter Gedeon Nyrt	411,959	9,531,630
TOTAL HUNGARY			66,046,347
INDIA — (10.7%)
*	3M India, Ltd.	8,720	2,456,631
*	5Paisa Capital, Ltd.	830	3,811
	Aarti Drugs, Ltd.	38,487	892,431
	Aarti Industries, Ltd.	440,553	5,821,314

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aarti Surfactants, Ltd.	27,128	$89,220
	ABB India, Ltd.	122,480	1,466,208
*	ABB Powar Products & System India, Ltd.	24,496	293,456
	Abbott India, Ltd.	9,321	1,939,364
	ACC, Ltd.	277,194	5,281,043
*	Accelya Kale Solutions, Ltd.	3,197	41,849
	Adani Enterprises, Ltd.	1,336,541	3,158,173
	Adani Gas, Ltd.	1,816,114	3,699,513
*	Adani Green Energy, Ltd.	1,802,691	8,220,330
	Adani Ports & Special Economic Zone, Ltd.	2,010,385	8,443,571
*	Adani Power, Ltd.	10,839,273	5,117,378
*	Adani Transmissions, Ltd.	1,864,458	5,863,338
*	Aditya Birla Capital, Ltd.	2,263,199	1,643,636
*	Aditya Birla Fashion and Retail, Ltd.	1,623,065	2,687,869
	Advanced Enzyme Technologies, Ltd.	75,148	190,408
	Aegis Logistics, Ltd.	577,408	1,463,134
	Agro Tech Foods, Ltd.	51,860	405,028
	Ahluwalia Contracts India, Ltd.	25,428	73,555
	AIA Engineering, Ltd.	224,821	4,962,164
	Ajanta Pharma, Ltd.	304,264	6,652,620
	Akzo Nobel India, Ltd.	72,814	1,842,434
	Alembic Pharmaceuticals, Ltd.	530,410	6,972,135
	Alembic, Ltd.	859,855	909,775
	Alkyl Amines Chemicals	6,717	201,967
	Allcargo Logistics, Ltd.	601,442	752,639
	Amara Raja Batteries, Ltd.	241,127	2,284,353
	Ambuja Cements, Ltd.	2,181,616	6,383,955
	Amrutanjan Health Care, Ltd.	4,325	24,981
*	Amtek Auto, Ltd.	876,612	6,042
	Anant Raj, Ltd.	576,015	163,532
	Apar Industries, Ltd.	126,930	512,182
	APL Apollo Tubes, Ltd.	57,063	1,373,292
	Apollo Hospitals Enterprise, Ltd.	281,302	6,328,444
	Apollo Tyres, Ltd.	2,498,341	3,606,278
*	Arvind Fashions, Ltd.	540,442	885,359
	Arvind, Ltd.	1,009,550	385,487
	Asahi India Glass, Ltd.	388,763	901,416
	Ashiana Housing, Ltd.	63,000	50,525
	Ashok Leyland, Ltd.	12,195,721	7,920,456
*	Ashoka Buildcon, Ltd.	666,095	452,281
	Asian Paints, Ltd.	1,085,770	24,924,864
	Astra Microwave Products, Ltd.	45,479	65,053
	Astral Poly Technik, Ltd.	237,559	3,071,993
	AstraZeneca Pharma India, Ltd.	4,481	200,432
	Atul, Ltd.	111,614	7,508,511
	Aurobindo Pharma, Ltd.	2,085,143	24,471,044
	Automotive Axles, Ltd.	43,875	301,867
	Avanti Feeds, Ltd.	243,671	1,452,636
	Axis Bank, Ltd.	3,987,717	23,006,880
	Bajaj Auto, Ltd.	238,925	9,568,583
*	Bajaj Consumer Care, Ltd.	570,953	1,341,773
	Bajaj Electricals, Ltd.	247,190	1,390,213
	Bajaj Finance, Ltd.	601,167	26,155,693
	Bajaj Finserv, Ltd.	166,745	13,817,739
*	Bajaj Hindusthan Sugar, Ltd.	2,877,138	215,154
	Bajaj Holdings & Investment, Ltd.	189,977	6,686,527
	Balaji Amines, Ltd.	104,011	787,533
	Balkrishna Industries, Ltd.	709,229	12,520,365
	Balmer Lawrie & Co., Ltd.	649,719	958,718

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balrampur Chini Mills, Ltd.	1,784,468	$2,996,451
	Banco Products India, Ltd.	2,172	2,286
	Bandhan Bank, Ltd.	311,978	1,431,523
*	Bank of Baroda	3,302,125	2,054,383
*	Bank of Maharashtra	862,898	140,358
	Bannari Amman Sugars, Ltd.	1,491	25,490
	BASF India, Ltd.	49,245	881,271
	Bata India, Ltd.	166,022	2,810,218
	Bayer CropScience, Ltd.	4,225	313,187
	BEML, Ltd.	111,713	955,304
	Berger Paints India, Ltd.	1,253,502	8,798,224
	Bhansali Engineering Polymers, Ltd.	702,218	402,749
	Bharat Dyanamics, Ltd.	5,585	28,705
	Bharat Electronics, Ltd.	3,735,261	4,793,401
	Bharat Forge, Ltd.	1,925,232	9,793,678
	Bharat Heavy Electricals, Ltd.	5,717,220	2,759,728
	Bharat Petroleum Corp., Ltd.	2,388,790	13,186,332
	Bharat Rasayan, Ltd.	3,791	475,328
*	Bharti Airtel, Ltd.	8,619,250	63,867,364
	Bharti Infratel, Ltd.	1,477,608	3,784,401
*	Biocon, Ltd.	964,674	5,288,834
	Birla Corp., Ltd.	168,566	1,341,055
*	Birlasoft, Ltd.	1,770,118	2,821,332
	Bliss Gvs Pharma, Ltd.	667,531	956,411
*	Blue Dart Express, Ltd.	34,612	949,080
	Blue Star, Ltd.	257,574	1,668,826
	Bodal Chemicals, Ltd.	374,044	368,072
	Bombay Dyeing & Manufacturing Co., Ltd.	587,832	463,671
*	Borosil, Ltd.	41,997	83,082
	Bosch, Ltd.	17,882	3,130,552
	Brigade Enterprises, Ltd.	464,573	870,125
	Britannia Industries, Ltd.	250,197	12,794,259
	BSE, Ltd.	49,666	341,408
	Cadila Healthcare, Ltd.	1,597,176	8,337,712
	Can Fin Homes, Ltd.	378,970	1,850,213
*	Canara Bank	2,348,497	3,191,250
	Capacit'e Infraprojects, Ltd.	76,425	95,851
	Caplin Point Laboratories, Ltd.	192,216	1,113,884
	Carborundum Universal, Ltd.	360,313	1,190,649
	Care Ratings, Ltd.	95,253	539,160
	Castrol India, Ltd.	2,091,193	3,178,422
	CCL Products India, Ltd.	589,729	1,846,650
	Ceat, Ltd.	251,970	2,920,000
	Central Depository Services India, Ltd.	61,224	286,137
	Century Plyboards India, Ltd.	583,254	998,986
	Century Textiles & Industries, Ltd.	319,339	1,310,328
	Cera Sanitaryware, Ltd.	34,646	1,036,255
	CESC, Ltd.	489,068	3,588,304
*	CG Power and Industrial Solutions, Ltd.	2,973,227	369,316
	Chambal Fertilizers & Chemicals, Ltd.	1,428,464	3,010,754
*	Chennai Petroleum Corp., Ltd.	121,229	129,489
	Chennai Super Kings Cricket, Ltd.	2,606,099	14,697
*	Cholamandalam Financial Holdings, Ltd.	481,315	2,127,629
	Cholamandalam Investment and Finance Co., Ltd.	2,002,316	5,410,208
*	Cigniti Technologies, Ltd.	8,421	30,362
	Cipla, Ltd.	1,356,061	13,052,733
	City Union Bank, Ltd.	1,910,457	3,086,863
	Coal India, Ltd.	3,050,359	5,276,128
	Cochin Shipyard, Ltd.	44,300	194,620

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Coffee Day Enterprises, Ltd.	227,184	$65,934
	Coforge, Ltd.	41,257	1,062,345
	Colgate-Palmolive India, Ltd.	321,780	6,112,027
	Container Corp. Of India, Ltd.	784,156	4,709,146
	Coromandel International, Ltd.	890,377	9,263,875
	CRISIL, Ltd.	112,264	2,546,801
	Crompton Greaves Consumer Electricals, Ltd.	3,924,877	12,889,371
	Cummins India, Ltd.	328,292	1,756,056
	Cyient, Ltd.	322,814	1,424,347
	Dabur India, Ltd.	1,705,343	11,668,341
*	Dalmia Bharat, Ltd.	409,471	4,159,338
	DB Corp., Ltd.	296,724	287,978
*	DCB Bank, Ltd.	2,018,640	2,094,403
	DCM Shriram, Ltd.	420,907	1,911,578
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	251,845	539,311
	Deepak Nitrite, Ltd.	241,579	2,088,777
	Delta Corp., Ltd.	842,821	964,599
	Dhampur Sugar Mills, Ltd.	242,835	409,192
	Dhanuka Agritech, Ltd.	93,014	984,427
	Dilip Buildcon, Ltd.	296,563	1,105,130
*	Dish TV India, Ltd.	6,231,116	596,099
	Dishman Carbogen Amcis, Ltd.	643,441	1,687,362
	Divi's Laboratories, Ltd.	378,863	13,241,302
	Dixon Technologies India, Ltd.	2,096	214,571
	DLF, Ltd.	1,976,514	3,712,869
	Dr Lal PathLabs, Ltd.	99,177	2,489,668
	Dr Reddy's Laboratories, Ltd., ADR	276,165	16,790,832
	Dr Reddy's Laboratories, Ltd.	202,359	12,261,980
	Dredging Corp. of India, Ltd.	2,235	7,721
	eClerx Services, Ltd.	150,687	967,897
	Edelweiss Financial Services, Ltd.	3,384,019	3,441,858
	Eicher Motors, Ltd.	54,829	15,085,775
*	EID Parry India, Ltd.	753,060	2,931,301
*	EIH Associated Hotels	1,507	5,036
	EIH, Ltd.	971,819	836,086
	Elgi Equipments, Ltd.	119,334	253,128
	Emami, Ltd.	824,232	2,640,503
	Endurance Technologies, Ltd.	39,134	469,967
	Engineers India, Ltd.	1,373,097	1,180,416
	Entertainment Network India, Ltd.	30,872	51,368
	Eris Lifesciences, Ltd.	16,839	110,560
	Escorts, Ltd.	699,096	10,547,430
	Essel Propack, Ltd.	256,742	803,734
	Excel Industries, Ltd.	6,518	64,709
	Exide Industries, Ltd.	2,000,205	4,149,796
	FDC, Ltd.	395,614	1,583,712
*	Federal Bank, Ltd.	11,999,000	8,614,220
	Finolex Cables, Ltd.	586,095	2,119,153
	Finolex Industries, Ltd.	445,042	2,745,749
	Firstsource Solutions, Ltd.	1,906,716	1,242,861
*	Fortis Healthcare, Ltd.	1,097,830	2,028,493
*	Future Enterprises, Ltd.	1,571,898	341,470
	Future Lifestyle Fashions, Ltd.	58,028	88,479
*	Future Retail, Ltd.	810,120	1,185,742
	Gabriel India, Ltd.	627,216	713,651
	GAIL India, Ltd.	7,509,716	9,719,748
	Galaxy Surfactants, Ltd.	685	14,721
	Garware Technical Fibres, Ltd.	59,217	1,323,907
	Gateway Distriparks, Ltd.	584,541	640,898

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GE Power India, Ltd.	11,172	$72,124
	GE T&D India, Ltd.	152,570	169,403
	General Insurance Corp. of India	36,391	69,684
*	GFL, Ltd.	242,231	261,171
	GHCL, Ltd.	376,110	694,883
	Gillette India, Ltd.	27,507	1,845,560
	GlaxoSmithKline Pharmaceuticals, Ltd.	48,509	931,973
	Glenmark Pharmaceuticals, Ltd.	1,067,896	6,433,575
*	GMR Infrastructure, Ltd.	4,138,812	1,205,412
	GOCL Corp., Ltd.	9,241	19,000
	Godfrey Phillips India, Ltd.	120,908	1,477,980
	Godrej Consumer Products, Ltd.	1,122,080	10,380,196
	Godrej Industries, Ltd.	306,719	1,449,528
*	Godrej Properties, Ltd.	173,406	2,160,585
	Granules India, Ltd.	1,263,179	4,616,843
	Graphite India, Ltd.	284,329	627,068
	Grasim Industries, Ltd.	1,010,018	8,525,650
	Great Eastern Shipping Co., Ltd. (The)	509,297	1,539,891
*	Greaves Cotton, Ltd.	993,989	1,078,895
*	Greenpanel Industries, Ltd.	304,107	154,606
	Greenply Industries, Ltd.	316,384	361,645
	Grindwell Norton, Ltd.	58,381	375,009
	Gujarat Alkalies & Chemicals, Ltd.	232,039	982,011
	Gujarat Ambuja Exports, Ltd.	264,213	589,253
*	Gujarat Fluorochemicals, Ltd.	266,329	1,454,052
	Gujarat Gas, Ltd.	1,267,645	4,943,207
	Gujarat Industries Power Co., Ltd.	230,702	213,794
	Gujarat Mineral Development Corp., Ltd.	513,282	282,568
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	385,614	844,423
	Gujarat Pipavav Port, Ltd.	1,452,353	1,448,483
	Gujarat State Fertilizers & Chemicals, Ltd.	791,381	629,937
	Gujarat State Petronet, Ltd.	1,570,256	4,275,292
	Gulf Oil Lubricants India, Ltd.	124,557	954,007
*	GVK Power & Infrastructure, Ltd.	1,137,335	32,632
	Hatsun Agro Products, Ltd.	70,541	622,011
	Havells India, Ltd.	882,826	6,874,575
	HBL Power Systems, Ltd.	5,301	1,036
	HCL Technologies, Ltd.	5,469,903	51,485,275
	HDFC Bank Ltd.	5,989,118	82,764,767
*	HDFC Life Insurance Co., Ltd.	399,247	3,344,939
*	HealthCare Global Enterprises, Ltd.	12,428	20,979
	HEG, Ltd.	78,554	765,767
	HeidelbergCement India, Ltd.	612,558	1,519,335
*	Hemisphere Properties India, Ltd.	709,341	296,537
	Heritage Foods, Ltd.	108,139	450,655
	Hero MotoCorp, Ltd.	404,200	14,363,615
	Hester Biosciences, Ltd.	4,356	76,718
	Hexaware Technologies, Ltd.	1,215,782	6,211,239
	HFCL, Ltd.	5,863,623	972,098
	Hikal, Ltd.	360,924	748,482
	HIL, Ltd.	10,997	182,393
	Himadri Speciality Chemical, Ltd.	939,511	537,586
	Himatsingka Seide, Ltd.	181,400	148,822
	Hindalco Industries, Ltd.	6,416,460	14,110,103
	Hinduja Global Solutions, Ltd.	65,465	703,008
*	Hindustan Construction Co., Ltd.	208,061	15,546
*	Hindustan Oil Exploration Co., Ltd.	197,864	170,490
	Hindustan Petroleum Corp., Ltd.	3,152,502	9,055,406
	Hindustan Unilever, Ltd.	2,343,924	69,147,049

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Honda India Power Products, Ltd.	9,298	$124,898
	Honeywell Automation India, Ltd.	8,385	3,020,053
	Housing Development Finance Corp., Ltd.	2,926,564	69,778,613
	Huhtamaki PPL, Ltd.	109,072	351,007
*	ICICI Bank, Ltd., Sponsored ADR	3,501,226	32,876,512
*	ICICI Bank, Ltd.	197,870	921,879
	ICICI Lombard General Insurance Co., Ltd.	39,175	678,974
	ICICI Prudential Life Insurance Co., Ltd.	658,216	3,972,788
	ICICI Securities, Ltd.	25,892	157,551
	ICRA, Ltd.	914	30,819
*	IDFC First Bank, Ltd.	11,008,851	3,912,389
	IDFC, Ltd.	5,978,894	1,524,934
*	IFB Industries, Ltd.	27,979	138,950
*	IFCI, Ltd.	4,769,182	394,043
	IIFL Finance, Ltd.	1,078,536	970,076
	IIFL Securities, Ltd.	1,078,536	556,403
	IIFL Wealth Management, Ltd.	154,077	2,257,522
	India Cements, Ltd. (The)	1,972,438	2,946,302
	India Glycols, Ltd.	130,172	467,654
	Indiabulls Housing Finance, Ltd.	2,316,740	5,843,783
*	Indiabulls Real Estate, Ltd.	2,741,081	1,869,080
	Indiabulls Ventures, Ltd.	1,005,797	1,541,497
	Indiabulls Ventures, Ltd.	203,485	99,197
*	Indian Bank	1,439,101	1,120,160
	Indian Hotels Co., Ltd. (The)	2,696,771	2,745,210
	Indian Hume Pipe Co., Ltd. (The)	55,892	123,656
	Indian Oil Corp., Ltd.	6,279,620	7,424,053
*	Indian Overseas Bank	3,449,194	475,775
	Indo Count Industries, Ltd.	548,726	475,563
	Indoco Remedies, Ltd.	196,859	597,939
*	Indraprastha Gas, Ltd.	1,183,260	6,388,421
	IndusInd Bank, Ltd.	837,781	5,841,163
	INEOS Styrolution India, Ltd.	23,972	170,967
	Infibeam Avenues, Ltd.	1,622,856	1,653,504
	Info Edge India, Ltd.	36,321	1,547,704
	Infosys, Ltd., Sponsored ADR	7,138,068	91,724,174
	Infosys, Ltd.	9,818,764	126,479,753
	Inox Leisure, Ltd.	551,933	1,704,195
*	Intellect Design Arena, Ltd.	414,704	874,796
	InterGlobe Aviation, Ltd.	110,800	1,443,538
	Ipca Laboratories, Ltd.	326,576	8,228,701
	IRB Infrastructure Developers, Ltd.	1,127,305	1,816,663
	ITC, Ltd.	11,951,044	30,975,533
	ITD Cementation India, Ltd.	384,560	232,629
	J Kumar Infraprojects, Ltd.	203,423	259,160
	Jagran Prakashan, Ltd.	739,267	376,579
	Jai Corp., Ltd.	293,605	340,371
*	Jain Irrigation Systems, Ltd.	1,302,725	175,832
*	Jaiprakash Associates, Ltd.	4,333,627	190,674
*	Jaiprakash Power Ventures, Ltd.	8,915,158	261,125
*	Jammu & Kashmir Bank, Ltd. (The)	1,710,336	362,654
	Jamna Auto Industries, Ltd.	1,167,085	443,403
	JB Chemicals & Pharmaceuticals, Ltd.	252,680	2,477,115
	Jindal Poly Films, Ltd.	183,468	913,447
	Jindal Saw, Ltd.	1,279,911	944,098
*	Jindal Stainless Hisar, Ltd.	741,273	708,970
*	Jindal Stainless, Ltd.	609,902	288,730
*	Jindal Steel & Power, Ltd.	3,303,727	8,218,243
	JK Cement, Ltd.	181,663	3,635,114

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement, Ltd.	237,469	$944,905
	JK Paper, Ltd.	727,778	916,051
	JK Tyre & Industries, Ltd.	600,174	523,588
	JM Financial, Ltd.	2,699,842	2,675,904
	JMC Projects India, Ltd.	122,380	72,900
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	55,751	1,537,651
	JSW Energy, Ltd.	4,015,295	2,462,511
	JSW Steel, Ltd.	5,548,125	16,393,341
	JTEKT India, Ltd.	160,829	131,944
	Jubilant Foodworks, Ltd.	496,423	11,462,886
	Jubilant Life Sciences, Ltd.	934,570	9,926,017
*	Just Dial, Ltd.	258,984	1,273,005
	Jyothy Labs, Ltd.	650,061	1,064,393
	Kajaria Ceramics, Ltd.	740,587	4,008,146
	Kalpataru Power Transmission, Ltd.	619,348	1,902,860
	Kalyani Steels, Ltd.	178,214	513,571
	Kansai Nerolac Paints, Ltd.	557,200	3,232,628
	Karnataka Bank, Ltd. (The)	1,661,559	929,960
	Karur Vysya Bank, Ltd. (The)	2,993,713	1,373,597
	Kaveri Seed Co., Ltd.	287,838	2,318,117
	KCP, Ltd. (The)	234,687	179,265
	KEC International, Ltd.	893,293	3,257,767
	KEI Industries, Ltd.	484,967	2,269,698
	Kiri Industries, Ltd.	100,019	655,718
	Kirloskar Brothers, Ltd.	14,662	25,874
	Kirloskar Oil Engines, Ltd.	147,627	207,659
	KNR Constructions, Ltd.	335,404	948,184
	Kolte-Patil Developers, Ltd.	195,454	359,294
	Kotak Mahindra Bank, Ltd.	1,537,254	28,004,029
*	KPIT Technologies, Ltd.	1,778,899	1,543,401
	KPR Mill, Ltd.	111,209	625,380
	KRBL, Ltd.	596,549	2,153,298
	KSB, Ltd.	21,421	144,743
	L&T Finance Holdings, Ltd.	4,817,465	3,854,362
	LA Opala RG, Ltd.	107,650	260,829
	Lakshmi Machine Works, Ltd.	19,929	801,633
*	Lakshmi Vilas Bank, Ltd. (The)	59,343	15,639
*	Lanco Infratech, Ltd.	978,499	736
	Larsen & Toubro Infotech, Ltd.	184,566	5,941,339
	Larsen & Toubro, Ltd.	1,397,415	17,057,752
	Laurus Labs, Ltd.	59,747	752,454
	LG Balakrishnan & Bros, Ltd.	51,296	155,813
	LIC Housing Finance, Ltd.	2,614,434	9,177,700
*	Linde India, Ltd.	52,952	443,375
	LT Foods, Ltd.	884,976	613,859
	Lumax Industries, Ltd.	11,696	194,646
	Lupin, Ltd.	1,330,679	16,418,361
	LUX Industries, Ltd.	60,119	907,540
	Magma Fincorp, Ltd.	543,068	186,433
	Mahanagar Gas, Ltd.	160,796	2,088,905
	Maharashtra Scooters, Ltd.	6,499	261,654
	Maharashtra Seamless, Ltd.	207,822	546,908
*	Mahindra & Mahindra Financial Services, Ltd.	2,213,652	3,851,407
	Mahindra & Mahindra, Ltd.	3,039,190	24,736,810
*	Mahindra CIE Automotive, Ltd.	613,565	891,024
*	Mahindra Holidays & Resorts India, Ltd.	447,682	949,742
	Mahindra Lifespace Developers, Ltd.	165,112	467,143
	Mahindra Logistics, Ltd.	12,013	48,037
	Majesco, Ltd.	89,481	713,673

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Manappuram Finance, Ltd.	2,087,235	$4,437,321
*	Mangalore Refinery & Petrochemicals, Ltd.	1,226,138	595,536
	Marico, Ltd.	1,977,196	9,603,699
	Marksans Pharma, Ltd.	2,044,659	1,085,295
	Maruti Suzuki India, Ltd.	372,638	31,131,413
	MAS Financial Services, Ltd.	7,234	61,821
	Mastek, Ltd.	67,207	512,304
*	Max Financial Services, Ltd.	1,008,482	7,507,976
*	Max India, Ltd.	805,459	739,650
	Mayur Uniquoters, Ltd.	125,960	372,272
	Meghmani Organics, Ltd.	1,163,189	926,129
	Minda Corp., Ltd.	56,541	50,471
	Minda Industries, Ltd.	594,818	2,246,920
	Mindtree, Ltd.	178,842	2,591,497
	Mishra Dhatu Nigam, Ltd.	14,785	39,671
	MOIL, Ltd.	644,598	1,223,449
*	Morepen Laboratories, Ltd.	1,896,828	581,842
	Motherson Sumi Systems, Ltd.	5,894,987	7,503,659
	Motilal Oswal Financial Services, Ltd.	234,356	2,120,536
	Mphasis, Ltd.	605,498	9,294,103
	MRF, Ltd.	7,651	6,248,821
	Multi Commodity Exchange of India, Ltd.	57,372	1,314,329
*	Muthoot Capital Services, Ltd.	9,273	44,370
	Muthoot Finance, Ltd.	1,011,933	17,173,596
	Narayana Hrudayalaya, Ltd.	30,558	119,165
	Natco Pharma, Ltd.	599,828	6,325,133
	National Aluminium Co., Ltd.	4,680,220	2,053,782
	Nava Bharat Ventures, Ltd.	697,414	429,433
	Navin Fluorine International, Ltd.	117,322	2,773,115
	Navneet Education, Ltd.	718,245	703,352
	NBCC India, Ltd.	2,649,256	822,988
	NCC, Ltd.	2,246,872	870,439
	NESCO, Ltd.	153,322	894,844
	Nestle India, Ltd.	99,685	21,974,516
*	Network18 Media & Investments, Ltd.	268,691	146,186
	NHPC, Ltd.	10,060,957	2,720,843
	NIIT, Ltd.	751,046	970,591
	Nilkamal, Ltd.	55,944	921,126
	NLC India, Ltd.	749,864	477,748
	NOCIL, Ltd.	509,397	716,961
	NRB Bearings, Ltd.	312,497	326,152
	NTPC, Ltd.	5,503,514	6,387,680
*	Nucleus Software Exports, Ltd.	54,990	219,164
	Oberoi Realty, Ltd.	537,532	2,489,504
	Oil & Natural Gas Corp., Ltd.	5,994,313	6,279,851
	Oil India, Ltd.	1,117,674	1,436,384
	Omaxe, Ltd.	438,299	491,019
	Oracle Financial Services Software, Ltd.	97,096	3,804,073
	Orient Cement, Ltd.	609,895	522,884
	Orient Electric, Ltd.	218,209	524,774
	Orient Refractories, Ltd.	203,893	465,430
	Oriental Carbon & Chemicals, Ltd.	6,014	62,824
	Page Industries, Ltd.	30,799	8,145,358
	Paisalo Digital, Ltd.	15,106	65,016
	Parag Milk Foods, Ltd.	244,851	276,072
*	PC Jeweller, Ltd.	670,023	133,734
	Persistent Systems, Ltd.	349,203	4,291,759
	Petronet LNG, Ltd.	4,905,296	16,217,622
	Pfizer, Ltd.	64,451	3,680,999

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Phillips Carbon Black, Ltd.	610,099	$781,797
	Phoenix Mills, Ltd. (The)	340,012	2,798,077
	PI Industries, Ltd.	497,500	11,741,139
	Pidilite Industries, Ltd.	409,330	7,436,356
	Piramal Enterprises, Ltd.	475,198	9,364,972
*	PNB Housing Finance, Ltd.	158,265	446,243
	PNC Infratech, Ltd.	104,489	186,293
	Poly Medicure, Ltd.	53,069	275,046
	Polyplex Corp., Ltd.	81,708	640,567
	Power Finance Corp., Ltd.	5,859,332	6,346,289
	Power Grid Corp. of India, Ltd.	5,373,544	12,802,394
	Power Mech Projects, Ltd.	12,076	68,280
	Praj Industries, Ltd.	355,506	283,405
	Prakash Industries, Ltd.	250,381	109,947
	Prestige Estates Projects, Ltd.	858,342	2,236,850
	Prism Johnson, Ltd.	499,248	295,786
*	Procter & Gamble Health, Ltd.	48,229	2,685,323
	Procter & Gamble Hygiene & Health Care, Ltd.	29,714	4,093,249
	PSP Projects, Ltd.	11,848	63,292
	PTC India Financial Services, Ltd.	1,538,242	360,796
	PTC India, Ltd.	2,092,804	1,452,725
*	Punjab National Bank	6,692,535	2,857,761
	PVR, Ltd.	271,563	3,940,245
	PVR, Ltd.	16,786	243,345
*	Quess Corp., Ltd.	97,280	475,499
	Quick Heal Technologies, Ltd.	155,325	229,557
	Radico Khaitan, Ltd.	492,021	2,426,288
	Rain Industries Ltd.	915,447	1,124,264
	Rajesh Exports, Ltd.	634,400	3,870,721
	Rallis India, Ltd.	498,413	1,935,676
	Ramco Cements, Ltd. (The)	399,056	3,687,880
	Ramco Industries, Ltd.	170,553	389,520
	Ramkrishna Forgings, Ltd.	57,549	111,309
	Rashtriya Chemicals & Fertilizers, Ltd.	1,332,766	829,403
	Ratnamani Metals & Tubes, Ltd.	42,810	603,863
*	Raymond, Ltd.	265,969	850,812
	RBL Bank, Ltd.	684,121	1,545,725
	REC, Ltd.	6,688,355	8,963,415
	Redington India, Ltd.	1,789,791	2,167,617
	Relaxo Footwears, Ltd.	206,620	1,662,499
	Reliance Industries, Ltd.	9,603,552	265,964,413
*	Reliance Infrastructure, Ltd.	30,177	11,197
*	Reliance Power, Ltd.	1,540,183	67,850
	Repco Home Finance, Ltd.	349,671	674,130
*	RP-SG Business Process Services, Ltd.	47,822	107,486
	Sadbhav Engineering, Ltd.	465,968	265,915
	Sanofi India, Ltd.	44,766	4,654,681
	Saregama India, Ltd.	16,043	101,865
	Sasken Technologies, Ltd.	20,205	146,657
	Savita Oil Technologies, Ltd.	491	4,174
*	SBI Life Insurance Co., Ltd.	88,857	1,081,150
	Schaeffler India, Ltd.	28,297	1,348,266
	Sequent Scientific, Ltd.	266,455	435,705
	Seshasayee Paper & Boards, Ltd.	3,105	6,160
	SH Kelkar & Co., Ltd.	19,601	18,709
	Sharda Cropchem, Ltd.	132,225	513,528
*	Sheela Foam, Ltd.	4,039	75,985
	Shilpa Medicare, Ltd.	62,597	467,610
*	Shipping Corp. of India, Ltd.	1,269,001	912,668

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shoppers Stop, Ltd.	89,085	$188,159
	Shree Cement, Ltd.	33,627	9,727,240
	Shriram City Union Finance, Ltd.	36,098	316,652
	Shriram Transport Finance Co., Ltd.	905,069	8,349,306
	Shriram Transport Finance Co., Ltd.	104,431	966,663
	Siemens, Ltd.	159,092	2,468,775
	SKF India, Ltd.	91,184	1,791,268
	SML ISUZU, Ltd.	18,565	98,493
	Sobha, Ltd.	520,668	1,525,285
	Solar Industries India, Ltd.	127,348	1,693,586
	Solara Active Pharma Sciences, Ltd.	53,545	549,181
	Somany Ceramics, Ltd.	15,534	26,579
*	Somany Home Innovation, Ltd.	323,214	309,697
	Sonata Software, Ltd.	365,788	1,294,064
	South Indian Bank, Ltd. (The)	6,374,128	590,383
	SRF, Ltd.	174,037	8,793,933
	Srikalahasthi Pipes, Ltd.	81,329	197,213
	Star Cement, Ltd.	185,669	220,117
*	State Bank of India	2,905,882	7,395,549
*	State Bank of India, GDR	13,057	326,725
*	State Bank of India, GDR	1,550	38,905
	Steel Authority of India, Ltd.	5,353,246	2,447,697
	Sterlite Technologies, Ltd.	1,155,411	1,882,396
	Strides Pharma Science, Ltd.	508,103	2,962,294
	Subros, Ltd.	157,475	377,319
	Sudarshan Chemical Industries	222,672	1,218,892
*	Sumitomo Chemical India, Ltd.	62,781	224,635
	Sun Pharmaceutical Industries, Ltd.	1,692,418	12,159,439
	Sun TV Network, Ltd.	903,109	4,667,591
	Sundaram Finance Holdings, Ltd.	91,918	57,710
	Sundaram Finance, Ltd.	113,303	1,923,293
	Sundaram-Clayton, Ltd.	6,069	126,155
	Sundram Fasteners, Ltd.	715,309	3,977,733
	Sunteck Realty, Ltd.	404,838	999,935
	Suprajit Engineering, Ltd.	250,249	508,722
	Supreme Industries, Ltd.	380,639	6,556,523
	Supreme Petrochem, Ltd.	230,846	557,636
	Surya Roshni, Ltd.	124,490	189,358
*	Suven Life Sciences, Ltd.	68,950	34,921
*	Suven Pharmaceuticals, Ltd.	473,353	3,956,136
*	Suzlon Energy, Ltd.	8,612,923	501,100
	Swan Energy, Ltd.	39,795	70,510
	Swaraj Engines, Ltd.	21,440	387,182
	Symphony, Ltd.	82,664	933,511
	Syngene International, Ltd.	512,657	3,334,433
	TAKE Solutions, Ltd.	591,009	335,834
	Tasty Bite Eatables, Ltd.	225	35,987
	Tata Chemicals, Ltd.	741,127	3,039,848
	Tata Communications, Ltd.	705,029	7,166,366
	Tata Consultancy Services, Ltd.	2,988,931	91,165,837
	Tata Consumer Products, Ltd.	2,563,889	14,644,198
	Tata Elxsi, Ltd.	175,327	2,203,657
	Tata Metaliks, Ltd.	114,749	752,023
*	Tata Motors, Ltd.	13,954,123	19,413,697
	Tata Power Co., Ltd. (The)	6,565,643	4,275,715
*	Tata Sponge Iron, Ltd.	157,447	547,157
	Tata Steel, Ltd.	2,140,205	10,575,628
	TCI Express, Ltd.	121,043	1,138,431
	Tech Mahindra, Ltd.	2,444,467	22,192,141

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Techno Electric & Engineering Co., Ltd.	251,349	$600,943
	Texmaco Rail & Engineering, Ltd.	303,848	105,990
	Thermax, Ltd.	152,296	1,516,400
	Thomas Cook India, Ltd.	348,116	135,824
	Thyrocare Technologies, Ltd.	64,929	609,155
	Tide Water Oil Co India, Ltd.	7,242	410,728
	Time Technoplast, Ltd.	925,401	453,233
	Timken India, Ltd.	167,723	2,170,227
	Tinplate Co. of India, Ltd. (The)	315,341	550,959
	Titan Co., Ltd.	1,202,166	16,803,770
	Torrent Pharmaceuticals, Ltd.	290,972	10,354,263
	Torrent Power, Ltd.	1,283,209	5,597,745
	Transport Corp. of India, Ltd.	311,013	712,916
	Trent, Ltd.	335,830	2,497,841
	Trident, Ltd.	11,561,385	1,033,966
	Triveni Engineering & Industries, Ltd.	712,161	515,926
	Triveni Turbine, Ltd.	689,421	575,868
	TTK Prestige, Ltd.	28,565	2,246,544
	Tube Investments of India, Ltd.	480,897	3,290,939
	TV Today Network, Ltd.	243,895	664,041
*	TV18 Broadcast, Ltd.	5,053,794	2,256,031
	TVS Srichakra, Ltd.	21,164	403,217
*	UCO Bank	2,841,300	530,197
	Uflex, Ltd.	293,343	1,037,808
	UltraTech Cement, Ltd.	313,752	17,287,997
	Unichem Laboratories, Ltd.	294,032	927,360
*	Union Bank of India	4,560,466	1,766,038
	United Breweries, Ltd.	385,105	4,916,390
*	United Spirits, Ltd.	1,127,197	8,749,084
*	UPL, Ltd.	4,108,239	26,197,306
*	VA Tech Wabag, Ltd.	185,127	281,710
	Vaibhav Global, Ltd.	33,547	597,902
	Vakrangee, Ltd.	2,647,903	993,772
	Vardhman Textiles, Ltd.	156,086	1,390,134
	Varun Beverages, Ltd.	15,606	147,610
	Vedanta, Ltd.	13,190,228	20,119,395
	Vedanta, Ltd., ADR	59,076	355,638
	Venky's India, Ltd.	47,641	663,252
*	Vesuvius India, Ltd.	9,596	111,044
	V-Guard Industries, Ltd.	898,530	1,952,838
	Vinati Organics, Ltd.	222,851	2,910,666
	Vindhya Telelinks, Ltd.	15,346	133,519
	VIP Industries, Ltd.	419,840	1,510,182
	V-Mart Retail, Ltd.	50,400	1,211,195
*	Vodafone Idea, Ltd.	55,670,170	6,226,920
	Voltas, Ltd.	344,258	2,741,655
	VRL Logistics, Ltd.	344,921	676,464
	VST Industries, Ltd.	28,150	1,225,630
	VST Tillers Tractors, Ltd.	10,841	195,389
	WABCO India, Ltd.	29,271	2,714,329
	Welspun Corp., Ltd.	909,325	1,066,115
	Welspun Enterprises, Ltd.	517,827	387,655
	Welspun India, Ltd.	3,361,938	1,759,984
	West Coast Paper Mills, Ltd.	264,577	607,804
	Wheels India, Ltd.	4,388	23,990
	Whirlpool of India, Ltd.	141,536	3,933,573
	Wipro, Ltd.	6,010,508	22,466,421
*	Wockhardt, Ltd.	264,244	975,766
	Yes Bank, Ltd.	12,651,241	2,037,326

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises, Ltd.	2,643,528	$4,886,363
	Zensar Technologies, Ltd.	626,578	1,341,719
	Zydus Wellness, Ltd.	52,181	1,115,689
TOTAL INDIA			2,707,599,300
INDONESIA — (2.0%)
*	Ace Hardware Indonesia Tbk PT	58,002,400	6,950,472
	Adaro Energy Tbk PT	167,159,600	12,503,198
	Adhi Karya Persero Tbk PT	17,156,779	707,625
*	Agung Podomoro Land Tbk PT	62,728,800	504,994
	AKR Corporindo Tbk PT	11,836,300	2,343,758
*	Alam Sutera Realty Tbk PT	145,259,900	1,226,194
	Aneka Tambang Tbk	93,651,519	4,695,032
	Arwana Citramulia Tbk PT	18,995,100	548,098
	Asahimas Flat Glass Tbk PT	476,500	88,558
	Astra Agro Lestari Tbk PT	4,132,522	2,756,098
	Astra International Tbk PT	66,786,600	23,526,483
	Astra Otoparts Tbk PT	1,183,800	70,626
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	80,792
*	Asuransi Kresna Mitra Tbk PT	1,160,200	92,977
*	Bakrie Telecom Tbk PT	35,294,139	22,663
*	Bank Artha Graha Internasional Tbk PT	17,340,400	59,379
*	Bank Bukopin Tbk	87,600,940	1,072,650
	Bank Central Asia Tbk PT	24,910,400	53,357,377
	Bank Danamon Indonesia Tbk PT	12,730,654	2,396,221
*	Bank Ina Perdana PT	2,332,500	140,783
	Bank Mandiri Persero Tbk PT	46,183,436	18,355,596
	Bank Maybank Indonesia Tbk PT	3,700,300	50,292
	Bank Negara Indonesia Persero Tbk PT	30,236,630	9,559,171
*	Bank Pan Indonesia Tbk PT	39,223,800	2,168,381
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	31,039,100	1,990,187
	Bank Pembangunan Daerah Jawa Timur Tbk PT	45,808,100	1,724,647
*	Bank Permata Tbk PT	33,357,919	2,905,469
	Bank Rakyat Indonesia Persero Tbk PT	235,543,300	51,163,574
	Bank Tabungan Negara Persero Tbk PT	39,735,235	3,467,013
*	Barito Pacific Tbk PT	245,314,100	16,050,777
	Bayan Resources Tbk PT	948,000	862,016
*	Bekasi Fajar Industrial Estate Tbk PT	54,594,200	462,805
*	Bintang Oto Global Tbk PT	1,919,800	183,987
	BISI International Tbk PT	12,355,312	710,440
	Blue Bird Tbk PT	640,200	48,917
*	Buana Lintas Lautan Tbk PT	12,216,500	270,802
	Bukit Asam Tbk PT	31,029,300	4,339,108
*	Bumi Serpong Damai Tbk PT	60,959,100	2,894,888
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	83,474
*	Capital Financial Indonesia Tbk PT	572,300	15,448
	Catur Sentosa Adiprana Tbk PT	864,200	19,498
	Charoen Pokphand Indonesia Tbk PT	33,671,660	14,378,245
	Ciputra Development Tbk PT	134,020,115	6,034,270
*	Citra Marga Nusaphala Persada Tbk PT	13,387,781	910,997
*	City Retail Developments Tbk PT	11,633,200	117,579
*	Delta Dunia Makmur Tbk PT	70,913,500	1,263,773
	Dharma Satya Nusantara Tbk PT	3,624,400	90,796
*	Eagle High Plantations Tbk PT	112,435,100	921,326
	Elnusa Tbk PT	41,736,800	651,365
*	Erajaya Swasembada Tbk PT	15,454,700	1,555,663
*	Gajah Tunggal Tbk PT	24,656,600	913,838
*	Garuda Indonesia Persero Tbk PT	41,718,953	696,004
*	Global Mediacom Tbk PT	77,915,400	1,140,099

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Gudang Garam Tbk PT	3,280,200	$11,246,965
*	Hanson International Tbk PT	637,185,300	1,636,606
*	Harum Energy Tbk PT	9,934,400	804,800
	Hexindo Adiperkasa Tbk PT	615,356	142,662
	Indah Kiat Pulp & Paper Corp. Tbk PT	20,822,800	11,173,268
	Indika Energy Tbk PT	13,722,100	924,696
	Indo Tambangraya Megah Tbk PT	3,239,700	1,763,184
*	Indocement Tunggal Prakarsa Tbk PT	3,782,400	3,211,721
	Indofood CBP Sukses Makmur Tbk PT	10,648,700	6,710,918
	Indofood Sukses Makmur Tbk PT	39,362,800	17,446,073
	Indo-Rama Synthetics Tbk PT	151,200	24,846
*	Indosat Tbk PT	7,486,700	1,182,456
*	Industri dan Perdagangan Bintraco Dharma Tbk PT	11,903,700	40,369
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	10,668,500	951,420
*	Inovisi Infracom Tbk PT	2,876,678	0
*	Inti Agri Resources Tbk PT	10,879,700	27,944
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,412
*	Intiland Development Tbk PT	94,633,100	1,155,999
	Japfa Comfeed Indonesia Tbk PT	49,680,000	3,625,898
	Jasa Marga Persero Tbk PT	11,897,858	3,209,874
	Jaya Real Property Tbk PT	4,465,600	126,255
	Kalbe Farma Tbk PT	81,150,100	8,729,547
	Kapuas Prima Coal Tbk PT	37,262,800	373,094
*	Kawasan Industri Jababeka Tbk PT	156,386,645	1,693,925
	KMI Wire & Cable Tbk PT	29,165,400	760,682
*	Krakatau Steel Persero Tbk PT	45,394,937	1,183,905
*	Kresna Graha Investama Tbk PT	83,436,500	616,202
	Link Net Tbk PT	4,669,800	606,060
*	Lippo Cikarang Tbk PT	22,839,230	1,280,663
*	Lippo Karawaci Tbk PT	540,023,962	5,096,583
	Malindo Feedmill Tbk PT	11,111,300	467,309
*	Matahari Department Store Tbk PT	16,947,400	1,510,702
	Mayora Indah Tbk PT	38,716,425	6,245,052
*	Medco Energi Internasional Tbk PT	60,346,900	1,932,918
	Media Nusantara Citra Tbk PT	45,184,693	2,541,181
	Metrodata Electronics Tbk PT	3,461,400	341,740
*	Metropolitan Kentjana Tbk PT	11,400	11,478
*	Mitra Adiperkasa Tbk PT	90,757,800	4,241,942
	Mitra Keluarga Karyasehat Tbk PT	9,938,600	1,633,434
*	MNC Investama Tbk PT	192,282,200	658,508
*	MNC Land Tbk PT	269,000	1,974
*	MNC Sky Vision Tbk PT	1,928,500	150,066
*	Modernland Realty Tbk PT	27,464,700	97,474
*	Multipolar Tbk PT	4,548,700	16,222
	Nippon Indosari Corpindo Tbk PT	19,975,189	1,690,138
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,890,800	2,270,336
*	Pacific Strategic Financial Tbk PT	284,700	16,271
	Pakuwon Jati Tbk PT	96,984,400	2,825,050
	Pan Brothers Tbk PT	42,792,100	730,987
*	Panin Financial Tbk PT	210,811,400	2,676,265
*	Paninvest Tbk PT	5,860,000	293,539
*	Pelayaran Tamarin Samudra Tbk PT	22,703,500	85,340
	Perusahaan Gas Negara Tbk PT	54,551,500	4,742,135
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	45,267,200	3,082,635
*	Pool Advista Indonesia Tbk PT	8,941,700	30,622
	PP Persero Tbk PT	27,748,590	1,860,067
	Puradelta Lestari Tbk PT	27,746,800	419,419
	Ramayana Lestari Sentosa Tbk PT	23,922,500	923,772
*	Resource Alam Indonesia Tbk PT	2,033,900	29,116

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Rimo International Lestari Tbk PT	151,291,900	$388,592
*	Salim Ivomas Pratama Tbk PT	39,721,600	875,055
*	Sampoerna Agro Tbk PT	5,269,459	646,075
	Sarana Menara Nusantara Tbk PT	12,575,200	979,971
	Sawit Sumbermas Sarana Tbk PT	30,787,100	1,728,594
*	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	17,180,400	1,509,652
*	Semen Baturaja Persero Tbk PT	12,225,700	412,506
	Semen Indonesia Persero Tbk PT	9,791,500	6,207,831
*	Sentul City Tbk PT	138,840,800	475,560
*	Siloam International Hospitals Tbk PT	2,201,425	710,881
*	Sinar Mas Multiartha Tbk PT	278,500	328,295
*	Sitara Propertindo Tbk PT	29,109,300	151,528
*	Smartfren Telecom Tbk PT	16,495,700	161,641
	Sri Rejeki Isman Tbk PT	141,222,800	1,905,489
*	Sugih Energy Tbk PT	58,447,900	37,531
	Sumber Alfaria Trijaya Tbk PT	969,100	49,050
	Summarecon Agung Tbk PT	65,976,364	2,725,296
	Surya Citra Media Tbk PT	41,811,100	3,686,437
*	Surya Esa Perkasa Tbk PT	22,019,400	233,254
	Surya Semesta Internusa Tbk PT	45,337,300	1,171,738
*	Suryainti Permata Tbk PT	3,098,000	0
	Telekomunikasi Indonesia Persero Tbk PT	55,290,600	11,532,507
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	844,825	17,327,361
	Tempo Scan Pacific Tbk PT	1,009,000	95,656
*	Tiga Pilar Sejahtera Food Tbk	35,980,639	77,629
*	Timah Tbk PT	34,197,867	1,789,414
	Tiphone Mobile Indonesia Tbk PT	17,703,800	146,723
*	Totalindo Eka Persada Tbk PT	14,694,600	50,327
	Tower Bersama Infrastructure Tbk PT	59,156,600	5,108,567
*	Trada Alam Minera Tbk PT	173,119,000	444,655
	Trias Sentosa Tbk PT	3,690,500	97,751
*	Truba Alam Manuggal Engineering PT	15,388,500	0
	Tunas Baru Lampung Tbk PT	27,972,500	1,403,622
	Tunas Ridean Tbk PT	8,038,500	767,866
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,837,000	1,206,873
	Unilever Indonesia Tbk PT	23,479,100	13,533,446
	United Tractors Tbk PT	12,713,746	18,632,206
*	Vale Indonesia Tbk PT	18,720,550	4,412,330
*	Visi Media Asia Tbk PT	71,482,700	245,010
	Waskita Beton Precast Tbk PT	91,862,700	1,252,101
	Waskita Karya Persero Tbk PT	33,877,951	1,457,523
	Wijaya Karya Beton Tbk PT	39,128,500	736,397
	Wijaya Karya Persero Tbk PT	33,037,722	2,701,103
	XL Axiata Tbk PT	33,263,500	5,715,000
TOTAL INDONESIA			499,559,185
MALAYSIA — (2.3%)
	Duopharma Biotech Bhd	1,215,459	754,524
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	702,235
#	Aeon Co. M Bhd	5,551,500	1,109,490
	AEON Credit Service M Bhd	852,240	1,851,689
*	AFFIN Bank Bhd	4,019,366	1,532,468
#*	AirAsia Group Bhd	12,952,900	1,965,603
#*	AirAsia X Bhd	21,598,700	361,289
	Ajinomoto Malaysia Bhd	32,600	116,971
	Alliance Bank Malaysia Bhd	7,614,000	3,851,826
	Allianz Malaysia Bhd	27,400	86,631
	AMMB Holdings Bhd	11,716,150	8,026,497

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Ann Joo Resources Bhd	1,033,950	$168,736
	APM Automotive Holdings Bhd	189,700	74,993
	Astro Malaysia Holdings Bhd	5,904,700	1,112,422
	Axiata Group Bhd	14,177,835	10,717,724
	Batu Kawan Bhd	387,650	1,400,209
*	Berjaya Assets Bhd	1,232,400	79,695
*	Berjaya Corp. Bhd	33,752,663	1,703,626
	Berjaya Food Bhd	205,300	57,066
*	Berjaya Land Bhd	1,975,000	88,629
	Berjaya Sports Toto Bhd	6,562,598	3,256,723
#*	BerMaz Motor Sdn Bhd	7,203,400	2,397,113
	BIMB Holdings Bhd	3,390,999	2,732,570
*	Borneo Oil Bhd	5,379,600	57,328
*	Boustead Holdings Bhd	3,458,031	516,522
#	Boustead Plantations Bhd	3,265,000	293,212
#	British American Tobacco Malaysia Bhd	913,600	2,314,043
*	Bumi Armada Bhd	17,964,150	964,027
	Bursa Malaysia Bhd	3,074,700	6,740,273
*	Cahya Mata Sarawak Bhd	3,814,000	1,558,632
	Can-One Bhd	67,100	40,028
#	Carlsberg Brewery Malaysia Bhd, Class B	811,900	4,848,166
	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,967,620	626,950
	CIMB Group Holdings Bhd	15,352,599	13,028,433
*	Coastal Contracts Bhd	65,677	10,069
	CSC Steel Holdings Bhd	1,166,900	233,425
#*	Cypark Resources Bhd	2,468,650	544,646
	D&O Green Technologies Bhd	5,976,900	1,211,158
#	Dagang NeXchange Bhd	10,125,500	599,272
#	Datasonic Group Bhd	5,432,000	1,800,517
#*	Dayang Enterprise Holdings Bhd	3,477,863	951,334
	Dialog Group Bhd	6,958,984	6,226,613
	DiGi.Com Bhd	10,602,820	10,630,790
	DRB-Hicom Bhd	10,893,400	4,918,676
	Dutch Lady Milk Industries Bhd	81,800	776,799
#	Eastern & Oriental Bhd	8,474,253	807,940
#*	Eco World Development Group Bhd	5,240,000	540,471
#*	Eco World International Bhd	504,300	53,591
#	Ekovest BHD	11,567,750	1,401,932
	FGV Holdings Bhd	12,773,600	3,630,070
	Fraser & Neave Holdings Bhd	231,400	1,774,506
#	Frontken Corp. Bhd	5,067,900	4,231,057
#	Gabungan AQRS Bhd	2,550,107	511,191
	Gadang Holdings Bhd	3,685,300	382,622
	Gamuda Bhd	7,133,896	6,008,677
#	Gas Malaysia Bhd	568,700	366,846
	Genting Bhd	8,304,200	7,534,998
	Genting Malaysia Bhd	9,732,100	5,247,732
#	Genting Plantations Bhd	768,400	1,836,354
#	George Kent Malaysia Bhd	2,649,387	426,554
#	Globetronics Technology Bhd	4,993,945	3,025,246
	Glomac Bhd	324,168	21,359
	Guan Chong Bhd	780,000	573,602
	GuocoLand Malaysia Bhd	602,900	70,345
#	Hai-O Enterprise Bhd	1,752,300	765,551
#	HAP Seng Consolidated Bhd	5,945,240	12,567,801
	Hartalega Holdings Bhd	5,440,200	26,140,794
#	Heineken Malaysia Bhd	809,000	4,318,480
#*	Hengyuan Refining Co. Bhd	1,094,700	781,176

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	HeveaBoard Bhd	2,799,900	$271,844
	Hiap Teck Venture Bhd	8,023,000	297,061
#*	Hibiscus Petroleum Bhd	6,806,700	969,833
	Hong Leong Bank Bhd	1,163,265	4,129,732
	Hong Leong Financial Group Bhd	1,380,998	4,406,902
	Hong Leong Industries Bhd	539,900	1,007,614
*	HSS Engineers Bhd	510,200	65,755
	Hup Seng Industries Bhd	1,335,300	293,443
	IGB Bhd	481,813	303,584
	IHH Healthcare Bhd	2,173,200	2,775,817
	IJM Corp. Bhd	18,799,726	7,114,198
	IJM Plantations Bhd	976,300	411,223
#	Inari Amertron Bhd	19,087,232	9,679,221
	Inch Kenneth Kajang Rubber P.L.C.	113,000	12,529
#	Insas Bhd	5,155,502	962,593
	IOI Corp. Bhd	3,710,277	4,020,640
#	IOI Properties Group Bhd	7,128,319	1,557,091
*	Iris Corp. Bhd	16,215,200	1,230,202
#*	Iskandar Waterfront City Bhd	4,304,700	621,000
#*	JAKS Resources Bhd	4,479,100	819,957
*	Jaya Tiasa Holdings Bhd	3,250,739	458,272
	JHM Consolidation Bhd	1,188,900	434,113
	Keck Seng Malaysia Bhd	338,000	302,568
	Kerjaya Prospek Group Bhd	2,129,060	534,480
#	Kim Loong Resources Bhd	794,260	261,469
#*	KNM Group Bhd	14,879,881	779,257
	Kossan Rubber Industries	2,201,300	9,171,829
	KPJ Healthcare Bhd	9,422,900	1,749,268
#*	Kretam Holdings Bhd	4,088,700	467,995
*	KSL Holdings Bhd	6,378,311	846,813
	Kuala Lumpur Kepong Bhd	611,030	3,362,108
	Kumpulan Fima BHD	737,000	281,119
	Land & General Bhd	19,809,420	494,722
*	Landmarks Bhd	302,392	17,473
#	LBS Bina Group Bhd	5,860,494	496,837
	Lii Hen Industries Bhd	933,700	616,025
#	Lingkaran Trans Kota Holdings Bhd	1,027,900	974,060
	Lotte Chemical Titan Holding Bhd	46,700	22,184
#	LPI Capital Bhd	463,340	1,464,326
	Magni-Tech Industries Bhd	1,656,900	826,676
	Magnum Bhd	4,286,200	2,154,793
#	Mah Sing Group Bhd	8,126,251	1,253,583
#	Malakoff Corp. Bhd	9,738,900	2,185,825
	Malayan Banking Bhd	11,201,958	20,279,502
#	Malayan Flour Mills Bhd	3,760,700	480,800
*	Malayan United Industries Bhd	3,764,800	158,618
	Malaysia Airports Holdings Bhd	6,889,345	8,607,031
	Malaysia Building Society Bhd	12,819,302	1,621,336
*	Malaysian Bulk Carriers Bhd	422,081	37,541
#	Malaysian Pacific Industries Bhd	984,925	3,060,799
	Malaysian Resources Corp. Bhd	18,107,800	2,399,066
	Matrix Concepts Holdings Bhd	4,270,337	1,704,328
#	Maxis Bhd	6,468,115	8,083,939
#	MBM Resources BHD	1,123,410	819,297
	Media Chinese International, Ltd.	393,900	13,469
#	Mega First Corp. Bhd	1,350,100	2,137,560
	MISC Bhd	3,066,760	5,709,094
#	MKH Bhd	2,927,175	898,757
#	MMC Corp. Bhd	4,089,500	684,349

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	MNRB Holdings Bhd	3,811,254	$749,362
*	MPHB Capital Bhd	497,100	95,066
#	Muda Holdings Bhd	992,400	388,022
	Muhibbah Engineering M Bhd	2,861,100	577,016
*	Mulpha International Bhd	805,740	279,906
	My EG Services Bhd	1,953,400	621,203
#	Nestle Malaysia Bhd	131,500	4,399,420
#	NTPM Holdings Bhd	1,358,800	190,216
*	OCK Group Bhd	2,278,500	278,550
#	Oriental Holdings BHD	860,640	1,084,504
	OSK Holdings Bhd	8,314,867	1,531,906
	Padini Holdings Bhd	3,614,300	1,820,705
	Panasonic Manufacturing Malaysia Bhd	84,700	618,477
	Pantech Group Holdings Bhd	355,631	30,751
#	Paramount Corp. Bhd	1,893,175	374,353
	Pentamaster Corp. Bhd	2,545,530	3,860,408
#	Petron Malaysia Refining & Marketing Bhd	689,300	608,218
	Petronas Chemicals Group Bhd	8,064,000	11,799,652
	Petronas Dagangan Bhd	1,079,700	5,478,453
	Petronas Gas Bhd	2,120,508	8,432,781
#	PIE Industrial Bhd	588,100	212,151
#	Pos Malaysia Bhd	1,399,000	326,682
	Power Root Bhd	36,800	19,009
	PPB Group Bhd	2,317,940	10,789,167
	Press Metal Aluminium Holdings Bhd	7,290,880	8,336,748
	Public Bank Bhd	11,255,611	45,177,639
	QL Resources Bhd	3,910,387	8,994,274
	Ranhill Holdings Bhd	674,160	149,045
	RGB International Bhd	6,191,028	234,928
	RHB Bank Bhd	5,884,619	6,968,247
	Sam Engineering & Equipment M Bhd	87,300	149,429
#*	Sapura Energy Bhd	51,071,188	1,160,039
#	Sarawak Oil Palms Bhd	951,691	804,711
	Scientex Bhd	2,262,128	4,865,700
	SEG International BHD	533,828	75,582
	Serba Dinamik Holdings Bhd	8,429,610	3,252,511
	Shangri-La Hotels Malaysia Bhd	382,300	374,823
	Sime Darby Bhd	10,357,087	5,323,741
	Sime Darby Plantation Bhd	3,787,287	4,665,930
#	Sime Darby Property Bhd	8,357,887	1,232,522
	SKP Resources Bhd	5,990,900	1,991,258
	SP Setia Bhd Group	4,929,459	900,506
*	Sumatec Resources Bhd	786,700	353
	Sunway Bhd	9,988,290	3,187,506
	Sunway Construction Group Bhd	3,577,519	1,605,330
#*	Supermax Corp. Bhd	1,406,836	6,178,302
	Suria Capital Holdings Bhd	261,280	58,087
	Syarikat Takaful Malaysia Keluarga Bhd	2,348,800	2,674,186
#	Ta Ann Holdings Bhd	2,227,624	1,495,273
	TA Enterprise Bhd	12,202,100	1,759,641
#	TA Global Bhd	9,130,040	571,342
#	Taliworks Corp. Bhd	2,748,866	555,052
	Tan Chong Motor Holdings Bhd	864,500	210,491
	Telekom Malaysia Bhd	4,231,802	3,993,579
	Tenaga Nasional Bhd	7,365,581	19,877,403
#	Thong Guan Industries Bhd	363,600	404,363
	TIME dotCom Bhd	1,663,760	4,284,521
	Top Glove Corp. Bhd	4,068,020	24,917,973
*	Tropicana Corp. Bhd	5,377,476	1,142,067

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	TSH Resources Bhd	2,642,550	$647,898
*	Tune Protect Group Bhd	2,903,800	188,499
#	Uchi Technologies Bhd	2,171,640	1,312,928
	UEM Edgenta Bhd	2,039,500	1,078,175
*	UEM Sunrise Bhd	17,524,045	1,766,043
	UMW Holdings Bhd	2,172,606	1,262,085
	Unisem M Bhd	29,700	19,390
	United Malacca Bhd	218,650	235,525
	United Plantations Bhd	353,200	1,164,906
	UOA Development Bhd	5,551,000	2,018,283
*	Velesto Energy Bhd	22,792,392	761,352
	ViTrox Corp. Bhd	894,200	2,601,092
*	Vivocom International Holdings Bhd	1,801,033	12,747
*	Vizione Holdings Bhd	1,241,742	114,140
	VS Industry Bhd	9,317,700	3,077,379
#	Wah Seong Corp. Bhd	2,437,621	285,214
#*	WCT Holdings Bhd	5,613,989	622,908
	Wellcall Holdings Bhd	3,231,850	612,820
	Westports Holdings Bhd	4,564,900	4,226,858
	Yinson Holdings Bhd	2,731,600	4,047,917
*	YNH Property Bhd	4,424,693	2,864,253
	YTL Corp. Bhd	38,374,018	7,071,236
	YTL Power International Bhd	6,249,059	1,041,490
TOTAL MALAYSIA			572,032,275
MEXICO — (2.2%)
#	ALEATICA S.A.B. de C.V.	54,542	49,506
#	Alfa S.A.B. de C.V., Class A	29,868,518	16,212,613
#	Alpek S.A.B. de C.V.	4,622,850	3,614,360
#*	Alsea S.A.B. de C.V.	4,899,771	4,773,176
	America Movil S.A.B. de C.V.	48,410,715	30,562,595
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,109,882	51,948,908
#	Arca Continental S.A.B. de C.V.	1,233,387	6,188,272
#*	Axtel S.A.B. de C.V.	10,807,237	2,763,117
#*	Banco del Bajio SA	641,585	495,855
#	Becle S.A.B. de C.V.	1,009,582	2,062,714
*	Bio Pappel S.A.B. de C.V.	92,571	66,553
#	Bolsa Mexicana de Valores S.A.B. de C.V.	4,211,066	8,547,016
	Cemex S.A.B. de C.V.	19,242,144	5,896,716
	Cemex S.A.B. de C.V., Sponsored ADR	4,539,867	13,891,993
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	133,359	5,519,729
#	Coca-Cola Femsa S.A.B. de C.V.	328,303	1,363,811
#*	Consorcio ARA S.A.B. de C.V.	10,053,447	1,215,177
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	281,890	1,558,852
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,003,438	551,880
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	45,660
	Corp. Actinver S.A.B. de C.V.	61,598	24,910
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,690,753	7,054,572
	Corp. Moctezuma S.A.B. de C.V.	395,000	834,195
#*	Credito Real S.A.B. de C.V. SOFOM ER	1,578,147	903,419
	Cydsa S.A.B. de C.V.	6,129	5,343
#	Dine S.A.B. de C.V.	7,300	3,690
#	El Puerto de Liverpool S.A.B. de C.V.	691,428	1,689,191
#*	Elementia S.A.B. de C.V.	60,292	17,609
#*	Empresas ICA S.A.B. de C.V.	4,691,828	19,794
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	123,395	40,975
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	214,426	13,189,343
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	7,139,047	7,596,164
*	Gentera S.A.B. de C.V.	8,053,355	2,822,564

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Gruma S.A.B. de C.V., Class B	1,611,936	$18,897,061
*	Grupo Aeromexico S.A.B. de C.V.	1,246,570	271,663
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,855,070	11,911,627
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	103,923	6,972,194
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,166,366	7,859,803
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	771,475	7,730,349
#	Grupo Bimbo S.A.B. de C.V., Class A	7,998,391	14,462,155
#	Grupo Carso S.A.B. de C.V.	2,634,902	5,209,422
	Grupo Cementos de Chihuahua S.A.B. de C.V.	907,094	4,308,238
	Grupo Comercial Chedraui S.A. de C.V.	3,334,025	3,917,536
	Grupo Elektra S.A.B. de C.V.	292,415	15,662,039
*	Grupo Famsa S.A.B. de C.V., Class A	203,179	6,665
	Grupo Financiero Banorte S.A.B. de C.V., Class O	10,039,893	35,959,552
#*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	9,092,909	6,557,681
*	Grupo GICSA SAB de CV	815,515	119,460
*	Grupo Gigante S.A.B. de C.V.	41,000	47,153
#	Grupo Herdez S.A.B. de C.V.	2,083,498	3,173,695
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	55,009
*	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	199,040
	Grupo KUO S.A.B. de C.V., Class B	271,325	609,460
#	Grupo Lala S.A.B. de C.V.	2,955,013	1,597,340
#	Grupo Mexico S.A.B. de C.V., Class B	18,267,919	46,271,067
*	Grupo Pochteca S.A.B. de C.V.	387,811	117,624
#	Grupo Rotoplas S.A.B. de C.V.	333,576	223,034
	Grupo Sanborns S.A.B. de C.V.	611,992	537,607
	Grupo Simec S.A.B. de C.V., Sponsored ADR	8,806	56,006
#	Grupo Simec S.A.B. de C.V., Class B	1,299,357	2,724,242
#*	Grupo Sports World S.A.B. de C.V.	218,149	120,176
*	Grupo Televisa S.A.B., Sponsored ADR	2,153,350	12,037,226
#*	Grupo Televisa S.A.B.	3,812,773	4,276,199
*	Grupo Traxion S.A.B. de C.V.	115,439	81,697
#*	Hoteles City Express S.A.B. de C.V.	2,621,098	641,877
#	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	44,831	1,608,088
	Industrias Bachoco S.A.B. de C.V., Class B	1,487,230	4,383,837
#	Industrias CH S.A.B. de C.V., Class B	2,255,440	8,766,370
#	Industrias Penoles S.A.B. de C.V.	971,996	14,497,175
#	Infraestructura Energetica Nova S.A.B. de C.V.	1,666,256	4,941,492
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	5,553,361	9,130,419
#	La Comer S.A.B. de C.V.	5,521,026	8,729,944
#	Megacable Holdings S.A.B. de C.V.	2,774,845	8,301,468
#*	Minera Frisco S.A.B. de C.V.	1,407,312	154,928
#*	Minera Frisco S.A.B. de C.V., Class A1	2,388,099	429,225
#	Nemak S.A.B. de C.V.	4,678,234	1,095,197
#	Orbia Advance Corp. S.A.B. de C.V.	9,419,747	14,936,997
#*	Organizacion Cultiba S.A.B. de C.V.	194,351	98,289
	Organizacion Soriana S.A.B. de C.V., Class B	3,364,870	2,452,401
#*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,106,051	8,107,893
#*	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,958	117,341
	Qualitas Controladora S.A.B. de C.V.	1,371,212	5,549,542
#*	Regional S.A.B. de C.V.	2,424,517	6,314,312
#*	Telesites S.A.B. de C.V.	6,671,514	4,943,306
	TV Azteca S.A.B. de C.V.	3,882,558	55,129
#*	Unifin Financiera S.A.B. de C.V.	799,130	645,624
*	Vitro S.A.B. de C.V., Class A	421,013	440,782
	Wal-Mart de Mexico S.A.B. de C.V.	16,435,867	38,683,923
TOTAL MEXICO			548,527,851
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	35,916	292,714

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
	Cia de Minas Buenaventura SAA, ADR	157,251	$1,864,997
	Credicorp, Ltd.	163,353	20,773,601
*	Fossal SAA, ADR	3,794	1
*	Grana y Montero SAA, Sponsored ADR	241,360	564,782
TOTAL PERU			23,496,095
PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	507,700	91,409
	A Soriano Corp.	818,000	104,574
	Aboitiz Equity Ventures, Inc.	6,000,780	5,902,640
	Aboitiz Power Corp.	4,778,800	2,499,960
*	AC Energy Philippines, Inc.	10,457,000	543,395
	ACR Mining Corp.	11,905	813
*	AgriNurture, Inc.	198,900	29,749
*	Alliance Global Group, Inc.	29,179,494	3,390,597
	Alsons Consolidated Resources, Inc.	3,329,000	80,279
*	Altus Property Ventures, Inc.	329,486	95,874
*	Apex Mining Co., Inc.	13,799,000	412,673
*	Atlas Consolidated Mining & Development Corp.	2,979,300	163,729
	Ayala Corp.	785,460	11,671,113
	Ayala Land, Inc.	23,287,720	15,793,231
*	AyalaLand Logistics Holdings Corp.	1,686,000	56,744
	Bank of the Philippine Islands	3,320,496	4,611,143
	BDO Unibank, Inc.	5,514,443	9,861,644
	Belle Corp.	28,836,700	804,043
	Bloomberry Resorts Corp.	34,887,700	4,502,338
	Cebu Air, Inc.	2,456,190	1,885,081
	Cebu Holdings, Inc.	2,065,000	256,614
*	CEMEX Holdings Philippines, Inc.	27,143,267	492,362
	Century Pacific Food, Inc.	5,402,950	1,593,841
	Century Properties Group, Inc.	1,153,062	8,448
	Chelsea Logistics and Infrastructure Holdings Corp.	991,100	67,112
	China Banking Corp.	1,704,390	694,031
	COL Financial Group, Inc.	133,700	56,690
	Cosco Capital, Inc.	15,937,400	1,587,647
	D&L Industries, Inc.	22,392,400	2,099,370
	DMCI Holdings, Inc.	33,438,100	2,425,984
*	DoubleDragon Properties Corp.	3,565,190	1,160,804
	Eagle Cement Corp.	436,200	87,511
*	East West Banking Corp.	6,439,350	949,750
*	EEI Corp.	3,271,700	332,593
	Emperador, Inc.	4,131,000	765,005
*	Empire East Land Holdings, Inc.	4,800,000	24,162
	Filinvest Development Corp.	267,400	47,269
	Filinvest Land, Inc.	133,328,687	2,363,057
	First Philippine Holdings Corp.	2,644,930	3,217,367
*	Global Ferronickel Holdings, Inc.	13,421,756	302,636
*	Global-Estate Resorts, Inc.	488,000	7,833
	Globe Telecom, Inc.	125,930	5,284,865
	GT Capital Holdings, Inc.	353,572	3,171,637
*	Holcim Philippines, Inc.	155,100	15,197
*	Integrated Micro-Electronics, Inc.	6,640,540	627,908
	International Container Terminal Services, Inc.	4,695,512	9,218,288
	JG Summit Holdings, Inc.	7,304,520	9,303,505
	Jollibee Foods Corp.	2,040,137	5,611,798
	Lopez Holdings Corp.	20,593,200	982,451
	LT Group, Inc.	13,245,100	2,029,497
*	MacroAsia Corp.	1,090,330	118,114
	Manila Electric Co.	805,560	4,349,051

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Manila Water Co., Inc.	10,346,400	$2,701,289
	Max's Group, Inc.	1,501,500	142,843
	Megawide Construction Corp.	6,338,070	885,003
	Megaworld Corp.	79,958,300	4,892,171
	METRO PACIFIC Corp. COM	225,000	0
	Metro Pacific Investments Corp.	62,112,500	3,959,379
	Metropolitan Bank & Trust Co.	4,347,229	3,036,168
	Nickel Asia Corp.	21,346,340	1,129,596
	Petron Corp.	22,943,000	1,452,720
	Philex Mining Corp.	2,787,050	182,489
*	Philippine National Bank	2,998,666	1,209,825
*	Philippine Stock Exchange, Inc. (The)	84,552	265,383
	Philtown Properties, Inc.	16,675	0
	Phoenix Petroleum Philippines, Inc.	2,579,970	598,268
*	Pilipinas Shell Petroleum Corp.	1,357,940	482,773
#	PLDT, Inc., Sponsored ADR	228,626	6,090,597
	PLDT, Inc.	307,745	8,334,121
	Premium Leisure Corp.	44,436,000	271,325
	Puregold Price Club, Inc.	6,982,980	6,816,634
*	PXP Energy Corp.	2,545,900	299,412
	RFM Corp.	6,096,300	544,458
	Rizal Commercial Banking Corp.	2,919,464	946,410
	Robinsons Land Corp.	22,236,418	6,985,923
	Robinsons Retail Holdings, Inc.	2,024,350	2,539,488
	San Miguel Corp.	3,797,590	7,666,892
	San Miguel Food and Beverage, Inc.	606,460	801,344
	Security Bank Corp.	1,600,468	3,005,668
	Semirara Mining & Power Corp.	8,137,800	1,651,333
	Shakey's Pizza Asia Ventures, Inc.	366,600	44,182
	SM Investments Corp.	255,470	4,664,404
	SM Prime Holdings, Inc.	23,658,690	14,507,244
	SSI Group, Inc.	5,914,000	126,775
	STI Education Systems Holdings, Inc.	5,418,000	31,923
*	Top Frontier Investment Holdings, Inc.	155,417	387,970
	Union Bank of the Philippines	1,482,222	1,596,195
	Universal Robina Corp.	3,008,340	7,512,876
	Vista Land & Lifescapes, Inc.	59,524,800	3,781,829
	Vistamalls, Inc.	912,800	73,651
	Wilcon Depot, Inc.	1,812,000	550,975
TOTAL PHILIPPINES			221,922,962
POLAND — (0.9%)
*	AB SA	2,455	19,236
*	Agora SA	196,939	394,886
#*	Alior Bank SA	632,193	2,472,960
*	Alumetal SA	12,496	125,329
#*	Amica SA	30,867	1,223,811
#*	AmRest Holdings SE	223,521	1,162,942
	Apator SA	37,049	203,201
#	Bank Handlowy w Warszawie SA	142,186	1,390,611
*	Bank Millennium SA	3,516,077	2,689,517
#*	Bank Polska Kasa Opieki SA	203,274	2,743,198
#*	Bioton SA	287,528	426,528
#*	Boryszew SA	1,758,217	1,695,579
#	Budimex SA	104,422	6,467,793
#	CCC SA	197,569	2,929,637
#*	CD Projekt SA	81,730	8,769,579
#*	Ciech SA	316,155	2,593,835
	ComArch SA	12,830	748,080

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	Cyfrowy Polsat SA	1,346,703	$10,006,462
#*	Develia SA	1,220,181	627,801
#*	Dino Polska SA	159,693	8,840,793
*	Dom Development SA	13,920	364,665
	Echo Investment SA	10,980	11,031
#*	Enea SA	2,273,143	4,311,764
#*	Eurocash SA	695,642	2,915,734
#*	Fabryki Mebli Forte SA	102,533	723,807
	Famur SA	535,751	231,905
	Firma Oponiarska Debica SA	16,334	338,743
*	Getin Noble Bank SA	4,003,505	244,534
#*	Globe Trade Centre SA	296,005	514,105
#*	Grupa Azoty SA	244,855	1,864,498
*	Grupa Azoty Zaklady Chemiczne Police SA	43,991	143,949
	Grupa Kety SA	64,967	7,566,144
#	Grupa Lotos SA	835,444	10,794,469
#*	ING Bank Slaski SA	100,954	3,558,434
*	Inter Cars SA	26,821	1,419,563
#	Jastrzebska Spolka Weglowa SA	407,636	1,801,839
	Kernel Holding SA	538,696	5,684,893
*	KGHM Polska Miedz SA	807,037	27,169,575
#	KRUK SA	124,402	4,306,582
	Lentex SA	29,742	78,047
#*	LPP SA	6,006	11,056,218
*	Lubelski Wegiel Bogdanka SA	86,138	457,039
#*	mBank SA	63,271	3,148,892
*	Netia SA	906,948	1,061,687
#	Neuca SA	7,790	1,078,124
	NEWAG SA	511	3,533
#*	Orange Polska SA	4,071,772	7,635,370
*	PGE Polska Grupa Energetyczna SA	3,793,715	6,674,390
#	PKP Cargo SA	108,706	376,029
	Polski Koncern Naftowy Orlen SA	2,057,734	29,299,396
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,575,935	4,876,268
#*	Powszechna Kasa Oszczednosci Bank Polski SA	2,405,705	13,933,209
#	Powszechny Zaklad Ubezpieczen SA	2,119,823	15,280,837
#*	Santander Bank Polska SA	80,051	3,210,968
#	Stalexport Autostrady SA	715,197	563,924
#*	Tauron Polska Energia SA	8,574,770	5,935,783
#*	VRG SA	988,725	600,001
	Warsaw Stock Exchange	151,357	1,761,006
	Wawel SA	590	90,712
*	Zespol Elektrowni Patnow Adamow Konin SA	36,197	90,935
TOTAL POLAND			236,710,380
QATAR — (0.1%)
	Commercial Bank PSQC (The)	683,416	773,024
	Aamal Co.	3,723,960	782,778
	Al Khaleej Takaful Group QSC	422,762	211,083
	Al Khalij Commercial Bank PQSC	292,843	124,431
	Al Meera Consumer Goods Co. QSC	128,761	676,164
	Barwa Real Estate Co.	892,219	773,693
*	Doha Bank QPSC	922,244	603,411
*	Gulf International Services QSC	1,048,361	483,270
	Industries Qatar QSC	249,319	534,990
	Mannai Corp. QSC	25,668	19,917
	Masraf Al Rayan QSC	1,833,517	1,991,152
*	Mazaya Qatar Real Estate Development QSC	4,007,315	961,756
	Medicare Group	498,363	1,001,624

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	863,079	$491,812
	National Leasing	271,037	67,100
	Ooredoo QPSC	194,558	360,322
	Qatar Electricity & Water Co QSC	348,075	1,623,664
*	Qatar First Bank	426,186	157,373
	Qatar Fuel QSC	242,075	1,078,126
	Qatar Gas Transport Co., Ltd.	4,530,871	3,496,339
	Qatar Insurance Co. SAQ	187,595	102,561
	Qatar International Islamic Bank QSC	498,356	1,123,773
	Qatar Islamic Bank SAQ	164,340	727,986
	Qatar National Bank QPSC	615,626	3,065,655
	Qatar National Cement Co. QSC	100,219	100,653
	Qatar Navigation QSC	206,727	337,835
*	Salam International Investment, Ltd. QSC	2,628,225	328,643
	United Development Co. QSC	2,688,064	850,323
	Vodafone Qatar QSC	1,366,445	479,245
	Widam Food Co.	212,123	392,439
TOTAL QATAR			23,721,142
RUSSIA — (1.0%)
	Etalon Group P.L.C., GDR	650,174	945,255
	Etalon Group P.L.C., GDR	177,547	259,219
	Gazprom PJSC, Sponsored ADR	4,527,463	21,886,322
	Gazprom PJSC, Sponsored ADR	143,467	702,988
	Globaltrans Investment P.L.C., GDR	193,097	1,156,005
	Globaltrans Investment P.L.C., GDR	287,874	1,727,244
	Lukoil PJSC, Sponsored ADR	2,503	171,380
	Lukoil PJSC, Sponsored ADR	820,538	55,661,493
	Magnitogorsk Iron & Steel Works PJSC, GDR	706,665	4,925,145
	Magnitogorsk Iron & Steel Works PJSC, GDR	1,272	8,929
*	Mail.Ru Group, Ltd., GDR	83,777	2,210,349
*	Mail.Ru Group, Ltd., GDR	51,069	1,350,775
*	Mechel PJSC, Sponsored ADR	132,062	224,505
	MMC Norilsk Nickel PJSC, ADR	152,640	4,025,117
	MMC Norilsk Nickel PJSC, ADR	1,034,973	27,035,368
	Mobile TeleSystems PJSC, Sponsored ADR	149,281	1,322,630
	Novatek PJSC, GDR	37,444	5,455,487
	Novatek PJSC, GDR	316	46,326
	Novolipetsk Steel PJSC, GDR	259,719	5,030,149
	Novolipetsk Steel PJSC, GDR	1,873	36,598
	O'Key Group SA, GDR	2,220	1,432
	PhosAgro PJSC, GDR	307,967	3,639,293
	PhosAgro PJSC, GDR	96,394	1,139,377
	Polyus PJSC, GDR	6,695	766,578
	Ros Agro P.L.C., GDR	135,725	1,299,479
	Ros Agro P.L.C., GDR	12,318	118,499
	Rosneft Oil Co. PJSC, GDR	909,750	4,310,395
	Rosneft Oil Co. PJSC, GDR	2,952,866	14,006,459
	Rostelecom PJSC, Sponsored ADR	240,907	1,733,326
	Rostelecom PJSC, Sponsored ADR	164,180	1,179,498
	RusHydro PJSC, ADR	556	547
	RusHydro PJSC, ADR	4,558,006	4,556,306
	Sberbank of Russia PJSC, Sponsored ADR	3,020,548	35,842,738
	Severstal PAO, GDR	553,208	6,737,188
	Severstal PAO, GDR	2,071	25,287
*	Tatneft PJSC, Sponsored ADR	626,224	27,872,902
*	Tatneft PJSC, Sponsored ADR	1,571	70,381
	VEON, Ltd., ADR	2,502,152	4,228,637
	VTB Bank PJSC, GDR	3,938,248	3,864,114

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	VTB Bank PJSC, GDR	4,630,557	$4,584,251
	X5 Retail Group NV, GDR	319,229	11,980,649
	X5 Retail Group NV, GDR	650	24,414
TOTAL RUSSIA			262,163,034
SAUDI ARABIA — (0.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	315,214	1,187,218
	Abdullah Al Othaim Markets Co.	86,633	2,767,263
	Advanced Petrochemical Co.	204,004	2,780,385
	Al Babtain Power & Telecommunication Co.	151,562	969,240
	Al Etihad Cooperative Insurance Co.	139,054	593,453
*	Al Hassan Ghazi Ibrahim Shaker Co.	196,133	619,646
	Al Jouf Agricultural Development Co.	120,658	938,366
*	Al Jouf Cement Co.	445,168	1,086,072
	Al Khaleej Training and Education Co.	118,805	480,255
	Al Rajhi Bank	1,738,880	27,329,031
*	Al Yamamah Steel Industries Co.	177,308	896,694
*	AlAbdullatif Industrial Investment Co.	114,822	329,116
	Alandalus Property Co.	272,192	1,146,889
	Aldrees Petroleum and Transport Services Co.	157,286	2,472,940
*	Alinma Bank	1,615,707	6,286,390
*	AlJazira Takaful Ta'awuni Co.	167,577	802,890
	Almarai Co. JSC	71,517	1,021,963
	Arab National Bank	121,636	631,045
	Arabian Cement Co.	344,071	2,733,399
	Arabian Pipes Co.	137,630	455,087
*	Arabian Shield Cooperative Insurance Co.	175,704	798,201
	Arriyadh Development Co.	645,127	2,617,919
*	Aseer Trading Tourism & Manufacturing Co.	539,136	1,606,428
*	Astra Industrial Group	264,833	1,433,190
*	AXA Cooperative Insurance Co.	7,713	79,842
	Bank AlBilad	808,556	5,058,912
	Bank Al-Jazira	1,223,255	3,887,926
	Banque Saudi Fransi	162,752	1,300,893
*	Basic Chemical Industries, Ltd.	68,937	446,732
*	Bawan Co.	180,839	660,446
	Bupa Arabia for Cooperative Insurance Co.	62,101	1,962,915
*	City Cement Co.	650,989	3,013,426
*	Co. for Cooperative Insurance (The)	157,489	3,414,069
	Dallah Healthcare Co.	38,314	550,835
*	Dar Al Arkan Real Estate Development Co.	6,359,485	12,291,580
	Dur Hospitality Co.	199,028	1,384,165
	Eastern Province Cement Co.	261,835	2,395,575
*	Electrical Industries Co.	104,310	425,837
*	Emaar Economic City	892,444	1,690,767
*	Etihad Etisalat Co.	689,795	4,967,720
*	Fawaz Abdulaziz Al Hokair & Co.	462,584	2,351,813
	Fitaihi Holding Group	131,368	396,634
*	Hail Cement Co.	336,848	1,197,128
	Herfy Food Services Co.	95,816	1,136,934
	Jarir Marketing Co.	51,159	2,093,403
*	Jazan Energy and Development Co.	179,806	612,106
	Leejam Sports Co. JSC	116,717	1,781,966
*	Malath Cooperative Insurance Co.	300,441	1,140,557
*	Methanol Chemicals Co.	375,431	750,098
*	Middle East Paper Co.	172,028	670,840
*	Mobile Telecommunications Co. Saudi Arabia	2,084,520	6,306,353
	Mouwasat Medical Services Co.	23,564	688,777
*	Najran Cement Co.	529,222	1,676,003

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Nama Chemicals Co.	142,297	$755,747
*	National Agriculture Development Co. (The)	164,318	1,314,544
*	National Co., for Glass Manufacturing (The)	53,977	307,813
	National Commercial Bank	578,440	5,595,438
	National Gas & Industrialization Co.	147,143	1,119,209
*	National Industrialization Co.	1,580,630	4,367,501
	National Medical Care Co.	75,470	918,532
*	National Metal Manufacturing & Casting Co.	72,695	317,566
	National Petrochemical Co.	37,960	243,299
*	Northern Region Cement Co.	560,344	1,507,401
	Qassim Cement Co. (The)	84,861	1,512,316
*	Rabigh Refining & Petrochemical Co.	628,371	2,129,148
*	Red Sea International Co.	189,121	765,093
	Riyad Bank	632,050	2,854,876
	Sahara International Petrochemical Co.	1,199,515	4,625,317
	Samba Financial Group	321,270	2,212,964
	Saudi Airlines Catering Co.	117,794	2,585,590
	Saudi Arabian Fertilizer Co.	100,741	2,098,175
*	Saudi Arabian Mining Co.	182,551	1,773,241
	Saudi Automotive Services Co.	107,208	748,939
	Saudi Basic Industries Corp.	666,470	15,773,878
	Saudi British Bank (The)	187,619	1,210,877
	Saudi Cement Co.	121,617	1,822,384
*	Saudi Ceramic Co.	240,444	2,424,981
*	Saudi Chemical Co., Holding.	119,353	789,153
	Saudi Co. For Hardware CJSC	68,567	834,024
	Saudi Electricity Co.	665,318	2,771,305
	Saudi Ground Services Co.	274,131	2,134,663
	Saudi Industrial Investment Group	106,000	518,548
	Saudi Industrial Services Co.	251,855	1,452,339
*	Saudi Investment Bank (The)	7,576	26,854
*	Saudi Kayan Petrochemical Co.	1,148,578	2,482,705
*	Saudi Marketing Co.	65,881	440,038
*	Saudi Printing & Packaging Co.	141,079	547,443
*	Saudi Public Transport Co.	313,898	1,298,625
*	Saudi Re for Cooperative Reinsurance Co.	391,702	948,493
*	Saudi Real Estate Co.	155,308	551,809
*	Saudi Research & Marketing Group	93,479	1,469,775
	Saudi Telecom Co.	357,980	9,317,877
	Saudia Dairy & Foodstuff Co.	20,512	963,489
	Savola Group (The)	462,968	5,722,896
	Seera Group Holding	716,590	3,166,432
	Southern Province Cement Co.	135,011	2,362,810
*	Tabuk Cement Co.	280,172	997,737
*	Takween Advanced Industries Co.	206,600	438,130
	Umm Al-Qura Cement Co.	375,004	2,427,013
	United Electronics Co.	163,634	2,488,130
	United International Transportation Co.	207,903	1,802,281
	United Wire Factories Co.	78,646	429,458
	Yamama Cement Co.	439,427	2,807,339
	Yanbu Cement Co.	279,936	2,335,131
	Yanbu National Petrochemical Co.	342,919	4,745,050
*	Zamil Industrial Investment Co.	186,777	810,432
TOTAL SAUDI ARABIA			242,382,140
SOUTH AFRICA — (4.6%)
	Absa Group, Ltd.	5,436,988	25,197,831
	Adcock Ingram Holdings, Ltd.	516,112	1,324,836
	Adcorp Holdings, Ltd.	391,159	64,073

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Advtech, Ltd.	4,561,464	$1,979,505
	AECI, Ltd.	1,457,698	7,365,760
	African Oxygen, Ltd.	788,354	804,193
	African Rainbow Minerals, Ltd.	1,333,567	15,225,326
	Afrimat, Ltd.	128,505	255,360
#	Alexander Forbes Group Holdings, Ltd.	1,844,172	349,759
	Allied Electronics Corp., Ltd., Class A	390,373	458,593
	Alviva Holdings, Ltd.	1,408,448	455,521
#	Anglo American Platinum, Ltd.	256,354	19,678,544
	AngloGold Ashanti, Ltd., Sponsored ADR	2,021,937	65,086,152
*	Aspen Pharmacare Holdings, Ltd.	1,677,293	12,976,005
	Astral Foods, Ltd.	546,457	4,398,225
#	AVI, Ltd.	3,145,836	12,968,263
	Balwin Properties, Ltd.	21,544	3,115
	Barloworld, Ltd.	3,080,578	11,882,279
#	Bid Corp., Ltd.	1,697,697	28,001,343
	Bidvest Group, Ltd. (The)	2,565,694	19,804,967
*	Blue Label Telecoms, Ltd.	4,058,390	652,219
#*	Brait SE	4,411,654	712,846
#	Capitec Bank Holdings, Ltd.	166,036	8,590,906
	Cashbuild, Ltd.	244,293	2,277,999
	Caxton and CTP Publishers and Printers, Ltd.	47,312	11,188
	City Lodge Hotels, Ltd.	275,870	258,114
#	Clicks Group, Ltd.	1,695,716	22,629,675
	Coronation Fund Managers, Ltd.	2,009,610	4,613,248
	Curro Holdings, Ltd.	426,015	221,505
	DataTec, Ltd.	3,683,446	4,862,478
	Dis-Chem Pharmacies, Ltd.	518,557	523,685
	Discovery, Ltd.	2,826,453	18,379,279
#	Distell Group Holdings, Ltd.	348,539	1,385,966
*	enX Group, Ltd.	132,524	38,872
*	EOH Holdings, Ltd.	66,848	19,102
	Evraz Highveld Steel And Vanad	35,483	0
	Exxaro Resources, Ltd.	2,107,673	16,626,771
	Famous Brands, Ltd.	753,192	1,854,625
	FirstRand, Ltd.	21,412,217	48,767,600
#	Foschini Group, Ltd. (The)	2,154,607	8,840,074
	Gold Fields, Ltd., Sponsored ADR	8,859,134	115,966,064
*	Grand Parade Investments, Ltd.	782,027	94,499
#*	Grindrod Shipping Holdings, Ltd.	107,741	330,629
	Grindrod, Ltd.	5,186,481	1,116,507
*	Harmony Gold Mining Co., Ltd.	1,618,483	10,454,048
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	3,556,376	22,938,625
	Hudaco Industries, Ltd.	326,280	1,344,807
#	Impala Platinum Holdings, Ltd.	4,233,256	37,790,364
	Imperial Logistics, Ltd.	2,003,501	3,897,834
	Investec, Ltd.	1,962,374	3,841,507
	Italtile, Ltd.	481,636	277,770
	JSE, Ltd.	805,474	5,465,868
	KAP Industrial Holdings, Ltd.	9,505,303	1,437,895
	Kumba Iron Ore, Ltd.	389,359	12,591,050
	Lewis Group, Ltd.	1,264,958	1,033,203
	Liberty Holdings, Ltd.	1,536,630	6,225,278
	Life Healthcare Group Holdings, Ltd.	14,739,967	15,041,640
*	Long4Life, Ltd.	1,677,020	303,962
#*	Massmart Holdings, Ltd.	1,240,659	1,424,679
	Merafe Resources, Ltd.	9,817,835	259,919
#*	Metair Investments, Ltd.	1,716,735	1,821,346
	MiX Telematics, Ltd., Sponsored ADR	40,982	416,377

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Momentum Metropolitan Holdings	13,734,068	$13,362,590
*	Motus Holdings Ltd.	194,235	321,459
	Mpact, Ltd.	1,695,569	788,113
	Mr. Price Group, Ltd.	1,462,547	10,816,019
	MTN Group, Ltd.	15,239,104	53,302,038
*	MultiChoice Group, Ltd.	904,538	5,573,754
	Murray & Roberts Holdings, Ltd.	4,260,045	1,437,698
*	Nampak, Ltd.	6,738,864	462,899
	Naspers, Ltd., Class N	463,620	84,356,226
	Nedbank Group, Ltd.	2,468,422	15,149,747
	NEPI Rockcastle P.L.C.	1,246,479	6,460,704
	Netcare, Ltd.	9,855,070	7,846,681
*	Ninety One, Ltd.	1,014,684	2,950,504
#*	Northam Platinum, Ltd.	2,695,390	21,276,350
	Oceana Group, Ltd.	763,647	3,209,683
	Old Mutual, Ltd.	4,195,756	2,817,411
#*	Omnia Holdings, Ltd.	1,714,488	2,733,664
*	Peregrine Holdings, Ltd.	2,932,947	3,457,755
	Pick n Pay Stores, Ltd.	3,034,363	7,944,512
*	PPC, Ltd.	11,864,052	538,568
	PSG Group, Ltd.	876,431	7,841,287
	PSG Konsult, Ltd.	39,653	16,302
	Raubex Group, Ltd.	1,701,346	2,514,463
	RCL Foods, Ltd.	218,443	117,659
	Reunert, Ltd.	1,933,028	3,517,289
#	RFG Holdings, Ltd.	538,736	428,007
*	Royal Bafokeng Platinum, Ltd.	550,153	1,626,492
	Sanlam, Ltd.	7,604,301	26,910,800
	Santam, Ltd.	349,871	5,421,868
*	Sappi, Ltd.	6,439,075	9,240,337
*	Sasol, Ltd.	1,516,905	12,262,107
*	Sasol, Ltd., Sponsored ADR	726,657	5,835,056
	Shoprite Holdings, Ltd.	3,413,393	20,852,684
*	Sibanye Stillwater, Ltd.	12,138,470	34,337,214
#*	Sibanye Stillwater, Ltd., ADR	1,923,222	21,617,019
	SPAR Group, Ltd. (The)	1,509,884	14,546,225
	Spur Corp., Ltd.	574,906	546,406
	Standard Bank Group, Ltd.	8,902,167	56,617,031
#*	Steinhoff International Holdings NV	10,257,445	601,986
#*	Sun International, Ltd.	1,265,809	720,513
#*	Super Group, Ltd.	4,848,381	5,371,136
	Telkom SA SOC, Ltd.	3,324,061	5,667,415
	Tiger Brands, Ltd.	1,278,910	13,169,980
*	Tongaat Hulett, Ltd.	1,197,561	318,148
	Transaction Capital, Ltd.	1,472,330	1,573,642
	Trencor, Ltd.	817,499	239,725
	Truworths International, Ltd.	3,487,978	6,685,240
#	Tsogo Sun Gaming, Ltd.	4,559,863	858,392
*	Tsogo Sun Hotels, Ltd.	45,493	4,803
#	Vodacom Group, Ltd.	3,855,428	28,930,469
	Wilson Bayly Holmes-Ovcon, Ltd.	648,251	4,240,687
	Woolworths Holdings, Ltd.	5,672,242	10,490,904
TOTAL SOUTH AFRICA			1,161,547,334
SOUTH KOREA — (13.1%)
*	3S Korea Co., Ltd.	29,727	61,366
#	ABco Electronics Co., Ltd.	47,446	245,981
*	Able C&C Co., Ltd.	33,758	236,657
	ABOV Semiconductor Co., Ltd.	76,705	682,446

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Abpro Bio Co., Ltd.	780,310	$528,350
*	Actoz Soft Co., Ltd.	21,729	213,214
*	ADTechnology Co., Ltd.	17,822	496,031
#*	Advanced Cosmeceutical Technology Co., Ltd.	19,800	13,960
#*	Advanced Digital Chips, Inc.	163,376	98,305
	Advanced Nano Products Co., Ltd.	23,322	597,711
	Advanced Process Systems Corp.	16,979	379,468
#	Aekyung Petrochemical Co., Ltd.	99,672	570,854
	AfreecaTV Co., Ltd.	70,557	3,736,379
#*	Agabang&Company	129,782	320,372
	Ahn-Gook Pharmaceutical Co., Ltd.	11,439	134,460
	Ahnlab, Inc.	30,912	1,531,663
	AJ Networks Co., Ltd.	129,852	348,103
#*	Ajin Industrial Co., Ltd.	222,120	499,329
	AK Holdings, Inc.	41,160	625,629
#*	ALUKO Co., Ltd.	318,003	541,088
*	Aminologics Co., Ltd.	99,988	209,686
	Amorepacific Corp.	51,815	7,240,959
	AMOREPACIFIC Group	69,455	3,110,957
*	Amotech Co., Ltd.	32,159	907,681
*	Anam Electronics Co., Ltd.	17,717	25,440
*	Ananti, Inc.	134,572	1,179,526
	Anapass, Inc.	9,928	181,703
#*	Apact Co., Ltd.	25,621	157,618
*	Aprogen Healthcare & Games, Inc.	139,949	104,521
*	Aprogen KIC, Inc.	11,732	26,671
*	Aprogen pharmaceuticals, Inc.	135,557	174,916
*	APS Holdings Corp.	75,920	549,397
	Asia Cement Co., Ltd.	13,489	670,469
	ASIA Holdings Co., Ltd.	8,563	536,135
#	Asia Paper Manufacturing Co., Ltd.	41,382	1,002,920
*	Asiana Airlines, Inc.	607,036	2,087,074
#	Atec Co., Ltd.	32,288	775,060
*	A-Tech Solution Co., Ltd.	36,570	285,477
#	Atinum Investment Co., Ltd.	233,113	369,229
#	AUK Corp.	222,265	473,480
#	Aurora World Corp.	43,295	334,287
	Austem Co., Ltd.	119,678	243,785
#	Autech Corp.	91,542	929,604
	Avaco Co., Ltd.	89,288	541,077
	Avatec Co., Ltd.	14,678	105,515
	Baiksan Co., Ltd.	95,747	411,205
#*	Barun Electronics Co., Ltd.	8,951	29,442
*	Barunson Entertainment & Arts Corp.	176,803	253,741
#	Bcworld Pharm Co., Ltd.	29,936	483,548
	BGF Co., Ltd.	475,675	1,681,913
	BGF retail Co., Ltd.	2,274	237,617
#*	BH Co., Ltd.	180,247	3,547,245
*	Binex Co., Ltd.	62,691	1,165,369
	Binggrae Co., Ltd.	29,393	1,502,990
#*	Biolog Device Co., Ltd.	170,537	258,886
	BioSmart Co., Ltd.	65,588	478,288
#*	Biotoxtech Co., Ltd.	41,407	372,610
	BIT Computer Co., Ltd.	42,093	414,712
	Bixolon Co., Ltd.	15,244	58,532
*	Bluecom Co., Ltd.	101,870	718,450
	BNK Financial Group, Inc.	1,420,330	6,139,011
#	Boditech Med, Inc.	64,797	1,149,090
#*	Bohae Brewery Co., Ltd.	385,716	287,444

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	BoKwang Industry Co., Ltd.	62,071	$380,116
	Bolak Co., Ltd.	39,990	64,231
	Bookook Securities Co., Ltd.	8,890	141,807
	Boryung Pharmaceutical Co., Ltd.	93,588	1,296,119
#*	Bosung Power Technology Co., Ltd.	152,717	238,660
#*	Brain Contents Co., Ltd.	393,554	201,723
	Bubang Co., Ltd.	36,879	66,624
	Bukwang Pharmaceutical Co., Ltd.	54,440	1,693,392
	Busan City Gas Co., Ltd.	1,989	60,893
	BYC Co., Ltd.	354	61,029
*	BYON Co., Ltd.	88,291	74,596
*	Byucksan Corp.	191,136	285,954
*	CammSys Corp.	574,596	1,557,848
*	Capro Corp.	248,345	541,438
#	Caregen Co., Ltd.	12,761	740,235
	Cell Biotech Co., Ltd.	15,137	227,311
*	Celltrion Pharm, Inc.	10,415	1,032,419
#*	Celltrion, Inc.	248,945	62,059,673
#	Changhae Ethanol Co., Ltd.	22,808	263,775
*	Charm Engineering Co., Ltd.	145,084	168,394
	Cheil Worldwide, Inc.	356,350	5,751,864
#	Chemtronics Co., Ltd.	87,309	1,167,437
#	Cheryong Electric Co., Ltd.	36,800	173,436
#*	ChinHung International, Inc.	115,198	241,200
	Chinyang Holdings Corp.	108,748	218,035
*	Choa Pharmaceutical Co.	83,140	350,998
	Chokwang Paint, Ltd.	53,005	244,715
	Chong Kun Dang Pharmaceutical Corp.	55,099	6,256,237
	Chongkundang Holdings Corp.	16,882	1,755,245
#	Choong Ang Vaccine Laboratory	25,530	372,583
#*	Chorokbaem Media Co., Ltd.	354,900	460,084
	Chosun Refractories Co., Ltd.	3,426	210,007
#	Chungdahm Learning, Inc.	42,000	738,656
#*	CJ CGV Co., Ltd.	144,773	2,394,586
	CJ CheilJedang Corp.	32,782	10,636,732
	CJ Corp.	150,626	10,428,666
	CJ ENM Co., Ltd.	23,369	2,263,199
	CJ Freshway Corp.	54,224	691,080
*	CJ Logistics Corp.	34,624	4,454,021
#*	CJ Seafood Corp.	101,038	305,234
	CKD Bio Corp.	23,710	788,364
#	Clean & Science Co., Ltd.	44,547	1,400,627
	CLIO Cosmetics Co., Ltd.	14,021	211,132
*	CMG Pharmaceutical Co., Ltd.	335,957	1,233,429
#*	CODI-M Co., Ltd.	79,491	16,863
	Com2uSCorp	37,367	3,783,441
	Commax Co., Ltd.	59,749	274,968
*	Coreana Cosmetics Co., Ltd.	107,894	467,419
	Cosmax BTI, Inc.	22,385	414,497
#*	COSMAX NBT Inc.	50,417	346,195
	Cosmax, Inc.	32,552	2,542,156
*	Cosmecca Korea Co., Ltd.	13,224	155,342
*	CosmoAM&T Co., Ltd.	69,185	863,559
*	Cosmochemical Co., Ltd.	47,412	353,368
#*	COSON Co., Ltd.	55,462	216,109
	Coway Co., Ltd.	195,350	12,593,530
#	Coweaver Co., Ltd.	28,980	241,116
	COWELL FASHION Co., Ltd.	247,202	1,306,972
#*	Creative & Innovative System	130,591	622,683

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Crown Confectionery Co., Ltd.	17,528	$126,394
	CROWNHAITAI Holdings Co., Ltd.	49,318	345,423
	CS Wind Corp.	29,266	1,954,411
#*	CTC BIO, Inc.	54,395	408,473
#	Cuckoo Holdings Co., Ltd.	6,369	429,063
#	Cuckoo Homesys Co., Ltd.	26,782	807,491
#*	Curo Co., Ltd.	458,866	250,831
	Cymechs, Inc.	29,356	342,353
	D.I Corp.	80,638	286,876
#*	DA Technology Co., Ltd.	40,570	45,081
	Dae Dong Industrial Co., Ltd.	140,209	910,156
	Dae Han Flour Mills Co., Ltd.	9,588	1,335,167
	Dae Hwa Pharmaceutical Co., Ltd.	37,256	404,490
#	Dae Hyun Co., Ltd.	208,457	313,964
	Dae Won Chemical Co., Ltd.	205,806	309,694
	Dae Won Kang Up Co., Ltd.	220,492	570,051
#*	Dae Young Packaging Co., Ltd.	447,378	398,804
	Daea TI Co., Ltd.	256,268	1,527,582
	Daebongls Co., Ltd.	14,698	155,268
#	Daechang Co., Ltd.	411,555	409,993
	Daechang Forging Co., Ltd.	3,604	80,058
	Daeduck Co., Ltd.	47,317	272,860
*	Daeduck Electronics Co., Ltd.	81,787	961,065
*	Daehan New Pharm Co., Ltd.	84,566	884,828
	Daehan Steel Co., Ltd.	90,995	491,999
*	Dae-Il Corp.	30,719	44,226
*	Daejoo Electronic Materials Co., Ltd.	40,099	1,434,445
	Daekyo Co., Ltd.	144,250	486,032
	Daelim B&Co Co., Ltd.	86,995	373,517
	Daelim Construction Co., Ltd.	18,618	428,100
	Daelim Industrial Co., Ltd.	215,819	15,180,231
*	Daemyung Sonoseason Co., Ltd.	130,075	120,921
#	Daeryuk Can Co., Ltd.	77,313	308,941
	Daesang Corp.	213,092	4,566,738
	Daesang Holdings Co., Ltd.	121,302	855,206
	Daesung Energy Co., Ltd.	13,173	54,472
*	Daesung Industrial Co., Ltd.	102,667	284,314
*	Daewon Cable Co., Ltd.	42,694	36,957
*	Daewon Media Co., Ltd.	59,661	310,474
	Daewon Pharmaceutical Co., Ltd.	107,820	1,924,571
	Daewon San Up Co., Ltd.	78,902	328,501
#*	Daewoo Electronic Components Co., Ltd.	117,721	235,006
*	Daewoo Engineering & Construction Co., Ltd.	864,251	2,536,226
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	4,420,416
	Daewoong Co., Ltd.	76,207	1,644,329
	Daewoong Pharmaceutical Co., Ltd.	5,873	544,794
*	Dahaam E-Tec Co., Ltd.	1,420	26,221
	Daihan Pharmaceutical Co., Ltd.	43,089	1,080,004
	Daishin Securities Co., Ltd.	319,405	2,781,405
#*	Danal Co., Ltd.	227,028	727,771
#	Danawa Co., Ltd.	37,501	864,144
	Daou Data Corp.	128,774	1,580,335
	Daou Technology, Inc.	261,366	4,569,257
*	Dasan Networks, Inc.	86,944	835,223
#	Dawonsys Co., Ltd.	61,227	1,046,032
#*	Dayou Automotive Seat Technology Co., Ltd.	521,950	294,603
#*	Dayou Plus Co., Ltd.	397,817	211,068
	DB Financial Investment Co., Ltd.	272,310	815,034
	DB HiTek Co., Ltd.	217,462	6,282,397

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co., Ltd.	451,939	$17,874,636
#*	DB, Inc.	744,696	453,310
	DCM Corp.	29,903	273,415
#*	Dentium Co., Ltd.	8,968	309,197
#*	Deutsch Motors, Inc.	181,168	1,023,229
*	Development Advance Solution Co., Ltd.	31,713	127,137
	DGB Financial Group, Inc.	1,130,850	4,900,333
#	DHP Korea Co., Ltd.	56,903	381,224
#	DI Dong Il Corp.	11,282	692,297
	Digital Chosun Co., Ltd.	58,393	158,640
#	Digital Daesung Co., Ltd.	16,113	82,505
#	Digital Power Communications Co., Ltd.	169,180	2,448,181
*	DIO Corp.	47,458	1,049,529
*	Diostech Co., Ltd.	150,001	51,746
#	Display Tech Co., Ltd.	15,091	42,117
	DMS Co., Ltd.	102,584	560,513
*	DNF Co., Ltd.	22,732	307,883
	Dohwa Engineering Co., Ltd.	4,996	33,189
	Dong A Eltek Co., Ltd.	63,594	385,470
#	Dong Ah Tire & Rubber Co., Ltd.	42,226	375,209
	Dong-A Socio Holdings Co., Ltd.	6,093	509,391
	Dong-A ST Co., Ltd.	21,564	1,677,543
#	Dong-Ah Geological Engineering Co., Ltd.	101,855	1,380,134
#*	Dongbang Transport Logistics Co., Ltd.	94,917	152,377
	Dongbu Corp.	65,579	616,767
#	Dongil Industries Co., Ltd.	14,145	822,694
	Dongjin Semichem Co., Ltd.	243,568	6,493,048
	DongKook Pharmaceutical Co., Ltd.	22,950	2,829,902
	Dongkuk Industries Co., Ltd.	310,646	910,791
*	Dongkuk Steel Mill Co., Ltd.	502,050	2,564,505
	Dongkuk Structures & Construction Co., Ltd.	182,787	1,088,661
	Dongsuh Cos., Inc.	67,390	1,222,613
	Dongsung Chemical Co., Ltd.	14,071	191,006
	DONGSUNG Corp.	188,961	625,321
#	Dongsung Finetec Co., Ltd.	59,725	502,848
#	Dongwha Enterprise Co., Ltd.	29,398	1,227,039
	Dongwha Pharm Co., Ltd.	34,948	718,364
	Dongwon Development Co., Ltd.	424,595	1,288,130
	Dongwon F&B Co., Ltd.	9,285	1,415,450
	Dongwon Industries Co., Ltd.	14,546	2,298,612
	Dongwon Systems Corp.	34,291	610,048
#*	Dongwoo Farm To Table Co., Ltd.	15,270	42,465
	Dongyang E&P, Inc.	46,307	588,157
*	Dongyang Steel Pipe Co., Ltd.	197,431	171,270
	Doosan Bobcat, Inc.	136,980	3,102,428
	Doosan Co., Ltd.	47,691	1,905,134
*	Doosan Fuel Cell Co., Ltd.	174,279	6,723,351
*	Doosan Heavy Industries & Construction Co., Ltd.	1,139,353	10,048,888
#*	Doosan Infracore Co., Ltd.	1,297,192	7,766,362
*	Doosan Solus Co., Ltd.	96,063	3,049,918
	DoubleUGames Co., Ltd.	62,404	3,992,450
#	Douzone Bizon Co., Ltd.	94,948	8,371,662
	DRB Holding Co., Ltd.	31,713	178,452
*	Dreamus Co.	11,216	46,657
#*	DRTECH Corp.	44,089	59,953
	DTR Automotive Corp.	37,505	760,809
*	Duk San Neolux Co., Ltd.	61,343	1,802,129
	DY Corp.	120,530	413,057
	DY POWER Corp.	65,903	623,513

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	e Tec E&C, Ltd.	13,898	$821,590
	E1 Corp.	19,152	611,765
	Eagon Industrial, Ltd.	26,278	169,571
#*	Easy Bio, Inc.	11,905	524,593
	Easy Holdings Co., Ltd.	289,666	1,174,496
	Ecopro Co., Ltd.	92,442	2,829,580
	e-Credible Co., Ltd.	6,969	138,399
	Eehwa Construction Co., Ltd.	9,771	39,003
#*	EG Corp.	12,698	94,841
#*	Ehwa Technologies Information Co., Ltd.	2,763,000	346,074
#	Elcomtec Co., Ltd.	135,076	221,265
	e-LITECOM Co., Ltd.	14,782	82,246
	E-MART, Inc.	64,566	6,181,608
*	EMKOREA Co., Ltd.	75,370	306,640
*	EM-Tech Co., Ltd.	76,300	812,721
#*	EMW Co., Ltd.	94,607	41,392
*	Enex Co., Ltd.	60,387	58,958
#	ENF Technology Co., Ltd.	106,035	4,285,220
	Eo Technics Co., Ltd.	13,987	1,308,634
	eSang Networks Co., Ltd.	4,780	23,506
	Estechpharma Co., Ltd.	26,942	270,106
*	ESTsoft Corp.	3,612	19,897
#*	E-TRON Co., Ltd.	1,461,912	207,797
	Eugene Corp.	417,364	1,421,865
	Eugene Investment & Securities Co., Ltd.	663,129	2,131,997
#	Eugene Technology Co., Ltd.	51,018	1,451,017
*	Eusu Holdings Co., Ltd.	82,415	397,397
*	Exem Co., Ltd.	37,161	122,844
	Ezwel Co., Ltd.	11,115	122,547
	F&F Co., Ltd.	32,125	2,208,889
	Farmsco	72,024	377,073
	FarmStory Co., Ltd.	70,655	71,139
#*	Feelux Co., Ltd.	258,988	942,435
	Fila Holdings Corp.	301,526	8,481,101
	Fine DNC Co., Ltd.	47,807	75,660
#	Fine Semitech Corp.	115,195	2,663,968
#*	Firstec Co., Ltd.	71,326	137,768
#	Foosung Co., Ltd.	221,721	1,535,212
	Fursys, Inc.	12,434	300,239
#	Gabia, Inc.	40,503	567,442
*	Galaxia Communications Co., Ltd.	13,555	63,258
*	Gamevil, Inc.	19,646	553,663
	Gaon Cable Co., Ltd.	13,579	189,402
	Gemvaxlink Co., Ltd.	211,531	262,811
*	Genie Music Corp.	31,944	95,207
	Geumhwa PSC Co., Ltd.	2,366	49,216
*	Gigalane Co., Ltd.	90,126	82,366
#	Global Standard Technology Co., Ltd.	66,410	1,173,817
#	GMB Korea Corp.	85,618	351,306
#*	GNCO Co., Ltd.	415,936	441,241
	GOLFZON Co., Ltd.	22,536	1,443,676
#	Golfzon Newdin Holdings Co., Ltd.	240,587	1,308,163
#*	Good People Co., Ltd.	96,647	161,469
	Grand Korea Leisure Co., Ltd.	190,505	2,041,497
	Green Cross Cell Corp.	6,130	217,310
	Green Cross Corp.	15,138	2,891,991
	Green Cross Holdings Corp.	78,036	1,735,611
*	Green Non-Life Insurance Co., Ltd.	14,915	0
	GS Engineering & Construction Corp.	419,794	9,518,879

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	GS Global Corp.	379,694	$539,915
	GS Holdings Corp.	490,619	14,439,462
	GS Home Shopping, Inc.	25,553	2,276,219
	GS Retail Co., Ltd.	177,855	5,133,120
	Gunjang Energy Co., Ltd.	23,939	580,307
	Gwangju Shinsegae Co., Ltd.	3,500	405,801
#*	GY Commerce Co., Ltd.	128,715	45,578
	Hae In Corp.	15,042	62,900
	HAESUNG DS Co., Ltd.	54,775	954,037
	Haesung Industrial Co., Ltd.	35,227	369,035
#	Haimarrow Food Service Co., Ltd.	194,781	385,884
	Haitai Confectionery & Foods Co., Ltd.	40,768	286,596
#*	Halla Corp.	171,933	503,104
	Halla Holdings Corp.	79,215	1,941,558
#	Han Kuk Carbon Co., Ltd.	126,442	888,512
	Hana Financial Group, Inc.	1,014,001	25,162,638
#	Hana Micron, Inc.	244,422	1,139,372
#	Hana Tour Service, Inc.	76,846	2,439,205
*	Hanall Biopharma Co., Ltd.	70,885	1,726,592
#*	Hancom MDS, Inc.	13,827	146,031
*	Hancom, Inc.	81,461	1,159,513
#	Handok, Inc.	36,657	1,080,533
	Handsome Co., Ltd.	102,866	2,621,314
	Hanil Holdings Co., Ltd.	15,629	579,353
	Hanil Hyundai Cement Co., Ltd.	5,301	125,895
#*	Hanjin Heavy Industries & Construction Co., Ltd.	166,855	927,697
#	Hanjin Kal Corp.	44,875	3,165,431
#	Hanjin Transportation Co., Ltd.	60,930	2,628,119
	Hankook AtlasBX Co., Ltd.	255	9,805
	Hankook Cosmetics Manufacturing Co., Ltd.	5,885	209,278
	Hankook Shell Oil Co., Ltd.	5,273	1,041,569
	Hankook Tire & Technology Co., Ltd.	508,157	11,127,955
	Hanla IMS Co., Ltd.	4,352	19,662
	Hanmi Pharm Co., Ltd.	21,611	4,786,591
#	Hanmi Science Co., Ltd.	32,585	1,156,547
	Hanmi Semiconductor Co., Ltd.	80,009	800,824
#	HanmiGlobal Co., Ltd.	62,832	487,650
#	Hanon Systems	798,183	6,683,904
	Hans Biomed Corp.	38,098	638,382
	Hansae Co., Ltd.	79,799	711,110
#	Hansae Yes24 Holdings Co., Ltd.	107,868	356,272
	Hanshin Construction	79,841	952,636
#	Hanshin Machinery Co.	130,040	147,804
	Hansol Chemical Co., Ltd.	50,428	6,417,204
*	Hansol Holdings Co., Ltd.	485,846	1,334,039
#*	Hansol HomeDeco Co., Ltd.	481,896	453,164
	Hansol Paper Co., Ltd.	185,081	2,140,640
*	Hansol Technics Co., Ltd.	195,654	1,531,436
#	Hanssem Co., Ltd.	34,741	2,976,960
*	Hanwha Aerospace Co., Ltd.	249,329	5,105,246
	Hanwha Corp.	453,718	9,690,113
*	Hanwha General Insurance Co., Ltd.	517,920	1,230,196
#*	Hanwha Investment & Securities Co., Ltd.	1,064,120	1,579,193
	Hanwha Life Insurance Co., Ltd.	2,034,142	2,506,129
	Hanwha Solutions Corp.	673,677	14,460,816
#	Hanyang Eng Co., Ltd.	90,734	829,996
	Hanyang Securities Co., Ltd.	11,785	81,831
*	Harim Co., Ltd.	200,781	471,784
	Harim Holdings Co., Ltd.	76,884	431,144

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	HB Technology Co., Ltd.	253,292	$489,791
	HDC Holdings Co., Ltd.	318,853	2,603,442
	HDC Hyundai Engineering Plastics Co., Ltd.	103,147	357,319
#	HDC I-Controls Co., Ltd.	22,652	155,998
*	Heung-A Shipping Co., Ltd.	418,319	67,941
#*	Heungkuk Fire & Marine Insurance Co., Ltd.	157,831	293,615
	High Tech Pharm Co., Ltd.	21,787	188,842
	Hite Jinro Co., Ltd.	101,130	3,537,376
	Hitejinro Holdings Co., Ltd.	49,977	897,482
#*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	610,366
#*	HMM Co., Ltd	398,875	1,974,352
#*	Home Center Holdings Co., Ltd.	164,515	204,646
*	Homecast Co., Ltd.	85,344	255,992
#	Hotel Shilla Co., Ltd.	158,499	9,377,930
	HS Industries Co., Ltd.	422,135	2,454,234
	HS R&A Co., Ltd.	346,381	537,588
#*	HSD Engine Co., Ltd.	104,384	413,402
*	Huayi Brothers Korea Co., Ltd.	5,415	13,613
	Huchems Fine Chemical Corp.	118,372	1,655,759
*	Hugel, Inc.	12,147	1,603,202
*	Humax Co., Ltd.	73,125	270,224
	Humedix Co., Ltd.	31,665	758,601
#*	Huneed Technologies	79,988	466,604
	Huons Co., Ltd.	63,190	3,199,699
	Huons Global Co., Ltd.	50,954	1,389,700
#	Huvis Corp.	133,799	742,687
#	Huvitz Co., Ltd.	63,825	370,592
#	Hwa Shin Co., Ltd.	135,189	256,059
#	Hwacheon Machine Tool Co., Ltd.	3,319	88,817
#	Hwail Pharm Co., Ltd.	46,878	524,527
#	Hwangkum Steel & Technology Co., Ltd.	53,686	276,878
	HwaSung Industrial Co., Ltd.	77,393	757,093
	Hy-Lok Corp.	62,440	690,889
*	Hyosung Advanced Materials Corp.	24,691	2,749,756
	Hyosung Chemical Corp.	20,005	1,803,235
	Hyosung Corp.	54,736	3,144,611
	Hyosung TNC Co., Ltd.	23,590	2,253,012
	HyosungITX Co., Ltd.	8,136	186,674
#*	Hyulim ROBOT Co., Ltd.	195,951	126,368
#*	Hyundai Bioscience Co., Ltd.	56,841	594,540
	Hyundai BNG Steel Co., Ltd.	88,071	554,610
*	Hyundai Construction Equipment Co., Ltd.	92,753	1,777,418
#	Hyundai Corp Holdings, Inc.	28,838	242,649
	Hyundai Corp.	49,866	620,846
	Hyundai Department Store Co., Ltd.	62,181	3,119,732
#*	Hyundai Electric & Energy System Co., Ltd.	90,416	947,924
	Hyundai Elevator Co., Ltd.	82,318	3,206,509
	Hyundai Engineering & Construction Co., Ltd.	230,610	6,661,411
	Hyundai Glovis Co., Ltd.	119,013	11,157,495
	Hyundai Greenfood Co., Ltd.	291,096	1,931,359
	Hyundai Heavy Industries Holdings Co., Ltd.	46,850	9,317,758
	Hyundai Home Shopping Network Corp.	40,309	2,051,494
	Hyundai Hy Communications & Networks Co., Ltd.	305,040	1,018,271
	Hyundai Livart Furniture Co., Ltd.	86,141	1,382,955
	Hyundai Marine & Fire Insurance Co., Ltd.	621,900	12,171,790
	Hyundai Mipo Dockyard Co., Ltd.	178,360	4,685,655
	Hyundai Mobis Co., Ltd.	112,064	19,391,184
	Hyundai Motor Co.	273,788	29,202,424
	Hyundai Motor Securities Co., Ltd.	137,344	1,077,014

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Pharmaceutical Co., Ltd.	39,143	$198,741
*	Hyundai Rotem Co., Ltd.	100,303	1,523,552
	Hyundai Steel Co.	301,346	6,293,708
	Hyundai Telecommunication Co., Ltd.	47,349	280,392
	Hyundai Wia Corp.	130,373	4,171,515
#	HyVision System, Inc.	47,645	477,659
	I&C Technology Co., Ltd.	23,375	89,288
#	i3system, Inc.	22,022	452,201
*	iA, Inc.	623,338	233,442
#	ICD Co., Ltd.	65,269	856,165
*	IHQ, Inc.	641,346	798,867
*	Il Dong Pharmaceutical Co., Ltd.	31,099	417,451
#	Iljin Diamond Co., Ltd.	17,918	839,674
*	Iljin Display Co., Ltd.	53,529	155,932
*	Iljin Electric Co., Ltd.	86,144	206,415
	Iljin Holdings Co., Ltd.	104,126	426,065
#	Iljin Materials Co., Ltd.	35,973	1,535,749
#	Ilshin Spinning Co., Ltd.	12,280	699,271
#*	Ilshin Stone Co., Ltd.	134,868	272,868
#	ilShinbiobase Co., Ltd.	119,594	351,033
#	Ilsung Pharmaceuticals Co., Ltd.	3,576	249,238
	Ilyang Pharmaceutical Co., Ltd.	48,569	3,442,041
	iMarketKorea, Inc.	110,659	790,658
	InBody Co., Ltd.	78,092	1,095,305
*	INCON Co., Ltd.	39,163	29,166
*	Incross Co., Ltd.	9,948	328,210
	Industrial Bank of Korea	1,061,407	7,242,528
#*	Infinitt Healthcare Co., Ltd.	44,793	262,600
	INITECH Co., Ltd.	27,616	103,464
	Innocean Worldwide, Inc.	28,722	1,204,946
#	InnoWireless, Inc.	21,914	977,762
*	Innox Advanced Materials Co., Ltd.	59,126	2,593,330
#*	Inscobee, Inc.	301,722	498,316
*	Insun ENT Co., Ltd.	84,076	648,318
	Intelligent Digital Integrated Security Co., Ltd.	20,066	651,834
*	Interflex Co., Ltd.	52,039	677,437
	Interojo Co., Ltd.	55,380	1,044,513
	Interpark Corp.	470,983	1,014,197
	INTOPS Co., Ltd.	102,901	1,237,099
	Inzi Controls Co., Ltd.	42,989	185,982
	INZI Display Co., Ltd.	124,958	184,040
*	Iones Co., Ltd.	30,757	197,373
	IS Dongseo Co., Ltd.	128,445	4,728,001
#	ISC Co., Ltd.	53,055	999,355
	i-SENS, Inc.	58,633	1,409,161
	ISU Chemical Co., Ltd.	105,222	771,766
	IsuPetasys Co., Ltd.	124,399	448,690
	It's Hanbul Co., Ltd.	9,529	209,237
*	Jahwa Electronics Co., Ltd.	101,955	1,059,782
#	JASTECH, Ltd.	37,761	308,837
*	Jayjun Cosmetic Co., Ltd.	118,202	298,964
	JB Financial Group Co., Ltd.	1,753,103	6,777,102
#*	JC Hyun System, Inc.	57,068	287,750
*	Jcontentree Corp.	32,131	798,550
*	Jeju Semiconductor Corp.	83,002	211,310
*	Jejuair Co., Ltd.	45,941	602,360
#*	Jeongsan Aikang Co., Ltd.	125,996	203,315
	Jinro Distillers Co., Ltd.	10,945	276,232
	Jinsung T.E.C.	76,654	504,044

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JLS Co., Ltd.	38,347	$189,145
*	JNK Heaters Co., Ltd.	21,580	131,865
	JS Corp.	7,469	44,224
	Jusung Engineering Co., Ltd.	286,052	1,685,699
#	JVM Co., Ltd.	15,359	427,402
	JW Holdings Corp.	73,367	329,977
	JW Life Science Corp.	35,153	578,271
	JW Pharmaceutical Corp.	44,928	1,358,023
#	JYP Entertainment Corp.	199,482	5,013,517
	Kakao Corp.	24,900	7,223,872
*	Kanglim Co., Ltd.	17,922	25,418
	Kangnam Jevisco Co., Ltd.	30,776	387,945
	Kangwon Land, Inc.	230,469	4,424,608
#	KAON Media Co., Ltd.	131,806	659,922
	KB Financial Group, Inc.	1,155,887	34,208,774
	KB Financial Group, Inc., ADR	439,337	12,855,001
	KC Co., Ltd.	56,156	1,095,779
	KC Green Holdings Co., Ltd.	105,220	363,858
#	KC Tech Co., Ltd.	70,767	1,384,041
	KCC Corp.	32,238	3,644,122
#	KCC Engineering & Construction Co., Ltd.	66,356	383,922
*	KCC Glass Corp.	30,292	818,079
	KCI, Ltd.	7,564	66,726
	KCO Energy, Inc.	70	0
*	KD Corp.	271,938	21,185
#*	KEC Corp.	566,370	390,773
#	KEPCO Engineering & Construction Co., Inc.	43,939	598,414
	KEPCO Plant Service & Engineering Co., Ltd.	96,518	2,385,563
#	Keyang Electric Machinery Co., Ltd.	167,779	395,569
*	KEYEAST Co., Ltd.	96,668	1,215,733
#	KG Eco Technology Service Co., Ltd.	169,587	591,854
	Kginicis Co., Ltd.	111,969	2,234,567
	KGMobilians Co., Ltd.	75,381	729,078
#*	KH Vatec Co., Ltd.	79,037	1,624,789
	Kia Motors Corp.	987,684	33,617,181
	KINX, Inc.	4,462	242,583
	KISCO Corp.	130,306	489,047
	KISCO Holdings Co., Ltd.	45,474	434,591
	KISWIRE, Ltd.	55,511	731,548
#*	Kiwi Media Group Co., Ltd.	1,506,170	35,556
	KIWOOM Securities Co., Ltd.	68,454	5,528,277
	KL-Net Corp.	116,727	231,048
	KM Corp.	6,557	104,785
	KMH Co., Ltd.	110,933	732,689
#*	KMW Co., Ltd.	28,876	1,731,946
#	Kocom Co., Ltd.	25,809	138,587
#*	Kodaco Co., Ltd.	447,742	428,425
	Koentec Co., Ltd.	54,279	409,742
	Koh Young Technology, Inc.	34,394	2,838,980
	Kolmar BNH Co., Ltd.	44,329	2,222,982
	Kolmar Korea Holdings Co., Ltd.	50,051	1,223,609
	Kolon Corp.	50,494	798,184
#	Kolon Global Corp.	68,716	606,307
	Kolon Industries, Inc.	167,127	4,743,332
	Kolon Plastic, Inc.	73,775	278,708
	Komelon Corp.	7,669	54,668
	KoMiCo, Ltd.	10,430	347,965
*	KONA I Co., Ltd.	11,919	97,916
	Kook Soon Dang Brewery Co., Ltd.	54,601	177,093

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Aerospace Industries, Ltd.	242,168	$4,884,953
	Korea Airport Service Co., Ltd.	97	2,717
#	Korea Alcohol Industrial Co., Ltd.	74,450	1,139,709
	Korea Asset In Trust Co., Ltd.	255,135	600,435
	Korea Autoglass Corp.	89,999	1,090,745
#	Korea Cast Iron Pipe Industries Co., Ltd.	29,890	228,920
#*	Korea Circuit Co., Ltd.	61,216	836,720
*	Korea District Heating Corp.	17,823	511,795
#*	Korea Electric Power Corp., Sponsored ADR	672,517	5,265,808
*	Korea Electric Power Corp.	328,558	5,271,074
	Korea Electric Terminal Co., Ltd.	48,134	1,572,467
#	Korea Electronic Certification Authority, Inc.	46,611	228,153
	Korea Electronic Power Industrial Development Co., Ltd.	93,274	252,868
	Korea Export Packaging Industrial Co., Ltd.	9,242	146,246
	Korea Flange Co., Ltd.	151,815	297,927
	Korea Gas Corp.	162,002	3,454,365
#*	Korea Information & Communications Co., Ltd.	93,081	718,080
#	Korea Information Certificate Authority, Inc.	31,107	157,823
	Korea Investment Holdings Co., Ltd.	296,806	12,157,184
*	Korea Line Corp.	112,357	1,540,183
#*	Korea Materials & Analysis Corp.	98,437	137,406
	Korea Petrochemical Ind Co., Ltd.	30,410	2,976,381
	Korea Real Estate Investment & Trust Co., Ltd.	771,733	1,112,451
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	83,238	6,250,879
	Korea United Pharm, Inc.	57,626	1,198,150
	Korea Zinc Co., Ltd.	30,565	10,628,297
#*	Korean Air Lines Co., Ltd.	692,941	10,151,100
	Korean Reinsurance Co.	848,200	5,078,712
	Kortek Corp.	84,288	630,230
	KPX Chemical Co., Ltd.	15,304	577,196
#*	KSIGN Co., Ltd.	111,591	120,244
	KSS LINE, Ltd.	143,752	1,021,196
#	KT Corp., Sponsored ADR	309,798	3,054,608
	KT Corp.	35,348	705,453
*	KT Hitel Co., Ltd.	95,811	400,463
	KT Skylife Co., Ltd.	196,628	1,394,136
#	KT Submarine Co., Ltd.	92,378	368,816
	KT&G Corp.	307,789	20,890,841
#	KTB Investment & Securities Co., Ltd.	360,786	743,772
#	KTCS Corp.	235,785	359,266
	Ktis Corp.	209,053	385,229
#	Kuk Young G&M	79,758	170,355
#	Kukbo Design Co., Ltd.	21,962	287,251
#	Kukdo Chemical Co., Ltd.	27,905	923,873
#	Kukdong Oil & Chemicals Co., Ltd.	45,496	118,166
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	1,666,896
#*	Kukje Pharma Co., Ltd.	23,155	194,925
*	Kum Yang Co., Ltd.	19,425	71,750
	Kumho Industrial Co., Ltd.	97,708	560,388
	Kumho Petrochemical Co., Ltd.	137,345	9,768,906
*	Kumho Tire Co., Inc.	609,813	1,480,999
	Kumkang Kind Co., Ltd.	122,176	369,933
	Kwang Dong Pharmaceutical Co., Ltd.	218,470	1,680,518
#	Kwang Myung Electric Co., Ltd.	106,295	169,035
	Kyeryong Construction Industrial Co., Ltd.	64,593	1,384,942
	Kyobo Securities Co., Ltd.	156,376	882,629
	Kyongbo Pharmaceutical Co., Ltd.	55,105	484,544
#	Kyung Dong Navien Co., Ltd.	35,842	1,523,479
	Kyung Nong Corp.	12,631	143,331

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Kyungbang Co., Ltd.	103,753	$993,327
	KyungDong City Gas Co., Ltd.	22,884	319,647
	Kyungdong Pharm Co., Ltd.	62,505	659,361
	Kyung-In Synthetic Corp.	97,671	735,511
	L&F Co., Ltd.	61,138	2,085,129
*	L&K Biomed Co., Ltd.	26,871	166,092
#*	LabGenomics Co., Ltd.	30,845	1,350,594
#	LB Semicon, Inc.	309,634	2,470,274
	Leadcorp, Inc. (The)	130,935	851,875
*	Leaders Cosmetics Co., Ltd.	3,037	10,260
	LEENO Industrial, Inc.	51,287	5,931,692
#*	Leenos Corp.	81,145	81,653
	LF Corp.	177,233	1,779,440
	LG Chem, Ltd.	79,668	38,148,192
	LG Corp.	262,300	16,288,129
#*	LG Display Co., Ltd., ADR	590,161	3,133,755
#*	LG Display Co., Ltd.	1,689,339	17,881,822
	LG Electronics, Inc.	869,500	51,704,582
#	LG Hausys, Ltd.	71,940	3,784,457
	LG HelloVision Co., Ltd.	251,531	841,256
	LG Household & Health Care, Ltd.	29,699	34,252,693
	LG Innotek Co., Ltd.	106,870	14,505,855
	LG International Corp.	223,277	2,838,084
	LG Uplus Corp.	1,204,736	11,597,235
	LIG Nex1 Co., Ltd.	48,734	1,378,067
#	Lion Chemtech Co., Ltd.	55,748	363,065
#*	Livefinancial Co., Ltd.	151,440	179,291
#*	Liveplex Co., Ltd.	230,169	143,175
#	LMS Co., Ltd.	35,029	268,249
*	Lock & Lock Co., Ltd.	87,156	813,757
*	LONGTU KOREA, Inc.	2,592	11,760
*	LOT Vacuum Co., Ltd.	57,892	735,213
	Lotte Chemical Corp.	43,402	6,155,273
	Lotte Chilsung Beverage Co., Ltd.	11,265	957,100
	Lotte Confectionery Co., Ltd.	787	72,849
	Lotte Corp.	70,584	1,843,161
	LOTTE Fine Chemical Co., Ltd.	153,724	5,654,150
	Lotte Food Co., Ltd.	2,883	796,977
	LOTTE Himart Co., Ltd.	67,421	1,729,627
*	Lotte Non-Life Insurance Co., Ltd.	700,759	1,003,839
	Lotte Shopping Co., Ltd.	40,801	2,674,500
#*	Lotte Tour Development Co., Ltd.	21,895	302,930
	LS Cable & System Asia, Ltd.	52,587	295,447
	LS Corp.	87,605	3,091,822
	LS Electric Co., Ltd.	105,020	4,735,933
*	Lumens Co., Ltd.	191,159	309,284
*	Lutronic Corp.	71,530	350,026
*	LVMC Holdings	200,121	606,711
	Macquarie Korea Infrastructure Fund	1,256,585	11,930,174
	Maeil Holdings Co., Ltd.	49,818	338,779
	MAKUS, Inc.	17,927	64,764
	Mando Corp.	270,835	6,286,270
#*	Maniker Co., Ltd.	611,854	400,755
#	Mcnex Co., Ltd.	99,175	3,232,054
#*	ME2ON Co., Ltd.	194,785	1,361,356
*	Mediana Co., Ltd.	4,014	66,984
#*	Medience Co., Ltd.	37,164	98,143
*	Medipost Co., Ltd.	9,503	222,817
	Medy-Tox, Inc.	26,476	3,845,522

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meerecompany, Inc.	15,910	$361,350
#	MegaStudy Co., Ltd.	64,702	553,570
	MegaStudyEdu Co., Ltd.	64,900	1,851,959
	Meritz Financial Group, Inc.	297,335	2,125,430
	Meritz Fire & Marine Insurance Co., Ltd.	500,359	5,217,108
	Meritz Securities Co., Ltd.	2,065,114	5,348,335
#	META BIOMED Co., Ltd.	46,200	108,813
#*	Mgame Corp.	85,404	408,589
	Mi Chang Oil Industrial Co., Ltd.	3,141	152,816
#	MiCo, Ltd.	168,474	2,366,487
	Minwise Co., Ltd.	66,136	779,557
	Mirae Asset Daewoo Co., Ltd.	1,117,897	7,422,774
	Mirae Asset Life Insurance Co., Ltd.	453,305	1,219,661
*	Mirae Corp.	24,107	66,326
	Miwon Chemicals Co., Ltd.	1,485	64,620
	Miwon Commercial Co., Ltd.	3,977	273,194
	Miwon Specialty Chemical Co., Ltd.	10,292	693,164
	MK Electron Co., Ltd.	140,020	1,172,995
*	MNTech Co., Ltd.	113,061	298,484
#*	Mobase Co., Ltd.	116,705	353,303
*	Mobile Appliance, Inc.	34,266	102,085
	Modetour Network, Inc.	50,955	482,889
#	Monalisa Co., Ltd.	53,629	263,495
	Moorim P&P Co., Ltd.	196,125	491,594
#	Moorim Paper Co., Ltd.	190,936	332,983
	Motonic Corp.	42,474	267,101
#*	MP Group, Inc.	104,321	21,589
#*	Muhak Co., Ltd.	101,125	458,807
#	Multicampus Co., Ltd.	17,880	439,899
*	MyungMoon Pharm Co., Ltd.	69,474	345,272
#	Nam Hwa Construction Co., Ltd.	34,033	434,108
#	Namhae Chemical Corp.	97,701	634,631
*	NamKwang Engineering & Construction Co., Ltd.	4,022	35,324
#*	Namsun Aluminum Co., Ltd.	565,100	2,641,450
*	Namuga Co., Ltd.	16,252	254,890
	Namyang Dairy Products Co., Ltd.	2,543	648,911
*	Namyeung Vivien	4,560	3,810
*	NanoenTek, Inc.	6,498	64,579
	Nasmedia Co., Ltd.	22,380	560,235
#*	Nature & Environment Co., Ltd.	51,916	66,206
	NAVER Corp.	163,139	41,445,737
	NCSoft Corp.	21,902	14,923,933
	NeoPharm Co., Ltd.	39,131	1,033,742
#*	Neowiz	71,991	1,714,780
	NEOWIZ HOLDINGS Corp.	24,725	335,510
#	NEPES Corp.	147,428	4,272,646
#*	Netmarble Corp.	28,980	3,117,446
*	New Power Plasma Co., Ltd.	11,645	58,826
	Nexen Corp.	189,956	642,014
	Nexen Tire Corp.	312,568	1,372,487
*	Next Entertainment World Co., Ltd.	44,760	183,349
#*	NextEye Co., Ltd.	28,610	32,865
	Nexturn Co., Ltd.	9,371	59,344
	NH Investment & Securities Co., Ltd.	515,094	3,803,072
*	NHN Corp.	31,421	2,177,272
#	NHN KCP Corp.	79,803	4,192,399
	NICE Holdings Co., Ltd.	208,433	3,573,303
	Nice Information & Telecommunication, Inc.	60,644	1,208,909
	NICE Information Service Co., Ltd.	288,652	4,918,394

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	NICE Total Cash Management Co., Ltd.	160,830	$848,924
#*	NK Co., Ltd.	195,316	169,251
	Nong Shim Holdings Co., Ltd.	17,781	1,202,343
#	Nong Woo Bio Co., Ltd.	22,919	223,545
#	NongShim Co., Ltd.	9,619	2,984,362
	Noroo Holdings Co., Ltd.	17,027	132,935
#	NOROO Paint & Coatings Co., Ltd.	77,213	477,334
	NPC	89,214	257,036
#	NS Shopping Co., Ltd.	128,176	1,356,843
*	nTels Co., Ltd.	4,593	35,946
	Nuri Telecom Co., Ltd.	46,052	255,294
*	NUVOTEC Co., Ltd.	46,960	66,057
*	OCI Co., Ltd.	93,588	4,420,496
#*	Omnisystem Co., Ltd.	105,167	248,066
	Openbase, Inc.	89,344	256,641
#	Opto Device Technology Co., Ltd.	72,879	289,785
	OptoElectronics Solutions Co., Ltd.	44,988	2,275,289
#	OPTRON-TEC, Inc.	211,470	1,128,173
#*	Orbitech Co., Ltd.	60,366	148,747
#*	Orientbio, Inc.	138,146	87,044
	Orion Corp.	30,176	3,394,109
	Orion Holdings Corp.	212,684	2,223,590
#*	OSANGJAIEL Co., Ltd.	38,370	414,837
*	Osstem Implant Co., Ltd.	83,386	2,579,584
#*	Osung Advanced Materials Co., Ltd.	231,893	433,250
	Ottogi Corp.	4,097	1,917,997
#	Paik Kwang Industrial Co., Ltd.	169,605	529,447
*	Pan Ocean Co., Ltd.	959,073	2,838,864
	Pang Rim Co., Ltd.	34,057	49,390
#	Pan-Pacific Co., Ltd.	306,517	455,902
	Paradise Co., Ltd.	104,217	1,148,109
	Partron Co., Ltd.	335,922	3,165,849
*	Paru Co., Ltd.	106,491	226,734
*	Pearl Abyss Corp.	10,593	1,677,857
	Pharma Research Products Co., Ltd.	12,639	631,493
#*	Pharmicell Co., Ltd.	97,848	1,869,452
	PI Advanced Materials Co., Ltd.	85,454	2,449,070
*	PNE Solution Co., Ltd.	52,975	930,050
#*	Pobis TNC Co., Ltd.	174,113	143,093
#*	POLUS BioPharm, Inc.	44,171	8,516
	POSCO, Sponsored ADR	395,138	15,813,423
	POSCO	240,194	38,759,942
#	POSCO Chemical Co., Ltd.	47,061	2,999,229
	Posco ICT Co., Ltd.	261,944	956,961
	Posco International Corp.	393,955	4,592,949
#	Posco M-Tech Co., Ltd.	120,524	465,238
	Power Logics Co., Ltd.	335,861	2,133,531
#	Protec Co., Ltd.	41,135	1,001,069
	PS TEC Co., Ltd.	37,133	124,168
#	PSK, Inc.	100,555	2,620,477
	Pulmuone Co., Ltd.	105,860	1,581,352
#	Pungkuk Alcohol Industry Co., Ltd.	27,641	548,729
	Pyeong Hwa Automotive Co., Ltd.	75,333	400,719
*	RaonSecure Co., Ltd.	39,956	125,129
	Rayence Co., Ltd.	36,773	363,332
*	Redrover Co., Ltd.	372,004	35,713
#	Reyon Pharmaceutical Co., Ltd.	21,606	294,306
	RFHIC Corp.	10,310	316,172
#*	RFTech Co., Ltd.	93,446	798,693

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Robostar Co., Ltd.	11,293	$133,098
	S Net Systems, Inc.	58,918	348,466
	S&S Tech Corp.	39,811	1,464,074
#*	S&T Corp.	5,847	76,210
*	S&T Dynamics Co., Ltd.	209,892	888,312
*	S&T Holdings Co., Ltd.	69,485	909,974
*	S&T Motiv Co., Ltd.	73,394	2,769,956
#*	S.Y. Co., Ltd.	93,024	280,426
	S-1 Corp.	82,528	6,269,209
	Sajo Industries Co., Ltd.	20,151	567,557
	Sajodaerim Corp.	2,461	29,528
*	Sajodongaone Co., Ltd.	20,593	14,832
#	Sam Chun Dang Pharm Co., Ltd.	43,712	1,773,994
#*	SAM KANG M&T Co., Ltd.	69,895	551,835
#	Sam Young Electronics Co., Ltd.	97,628	641,985
	Sam Yung Trading Co., Ltd.	97,142	1,056,781
	Sambo Corrugated Board Co., Ltd.	17,238	111,340
#*	Sambo Motors Co., Ltd.	77,790	334,913
*	Sambon Electronics Co., Ltd.	62,983	70,745
	Samchully Co., Ltd.	12,871	838,431
*	Samchuly Bicycle Co., Ltd.	8,435	84,435
#	Samho Development Co., Ltd.	159,080	577,034
	SAMHWA Paints Industrial Co., Ltd.	67,880	284,499
	Samick Musical Instruments Co., Ltd.	248,383	305,352
#	Samick THK Co., Ltd.	36,331	326,019
	Samil Pharmaceutical Co., Ltd.	8,986	144,310
#	Samji Electronics Co., Ltd.	51,364	481,480
#	Samjin LND Co., Ltd.	95,857	239,875
	Samjin Pharmaceutical Co., Ltd.	85,656	2,064,217
*	Samkee Automotive Co., Ltd.	249,407	597,564
	Sammok S-Form Co., Ltd.	29,195	196,032
	SAMPYO Cement Co., Ltd.	212,168	643,333
*	Samsung Biologics Co., Ltd.	8,919	5,499,080
	Samsung C&T Corp.	110,281	9,823,404
	Samsung Card Co., Ltd.	140,432	3,335,261
#	Samsung Electro-Mechanics Co., Ltd.	240,915	28,500,605
	Samsung Electronics Co., Ltd., GDR	130	156,438
	Samsung Electronics Co., Ltd.	21,925,296	1,071,573,408
	Samsung Electronics Co., Ltd., GDR	36	43,416
*	Samsung Engineering Co., Ltd.	328,787	3,297,678
	Samsung Fire & Marine Insurance Co., Ltd.	142,403	20,497,460
*	Samsung Heavy Industries Co., Ltd.	1,025,714	4,942,972
	Samsung Life Insurance Co., Ltd.	154,077	6,155,066
#*	Samsung Pharmaceutical Co., Ltd.	232,980	833,771
	Samsung Publishing Co., Ltd.	4,454	83,940
	Samsung SDI Co., Ltd.	36,176	12,111,055
	Samsung SDS Co., Ltd.	62,750	8,794,736
	Samsung Securities Co., Ltd.	231,688	5,640,663
	SAMT Co., Ltd.	320,421	590,336
#	Samwha Capacitor Co., Ltd.	72,012	3,677,464
#	Samwha Electric Co., Ltd.	16,326	265,226
	Samyang Corp.	25,145	1,346,022
#	Samyang Foods Co., Ltd.	28,685	2,874,484
	Samyang Holdings Corp.	33,138	1,988,332
#	Samyang Tongsang Co., Ltd.	11,508	545,587
	Sang-A Frontec Co., Ltd.	48,694	1,970,462
*	Sangbo Corp.	104,283	90,329
#	Sangsangin Co., Ltd.	351,112	1,661,350
	Sangsin Energy Display Precision Co., Ltd.	25,727	227,666

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SaraminHR Co., Ltd.	39,297	$829,045
#	Satrec Initiative Co., Ltd.	22,982	462,406
	SAVEZONE I&C Corp.	104,700	194,491
*	SBI Investment Korea Co., Ltd.	193,051	119,042
*	SBS Media Holdings Co., Ltd.	328,508	519,997
#*	SBW	1,027,902	690,570
#*	S-Connect Co., Ltd.	230,038	355,977
#*	SD Biotechnologies Co., Ltd.	36,398	158,062
#*	SDN Co., Ltd.	201,770	440,079
	Seah Besteel Corp.	101,562	934,764
	SeAH Holdings Corp.	495	30,700
	SeAH Steel Corp.	16,679	882,297
#	SeAH Steel Holdings Corp.	16,201	545,804
	Sebang Co., Ltd.	90,492	755,950
	Sebang Global Battery Co., Ltd.	61,684	1,536,095
#	Seegene, Inc.	48,834	10,654,888
	Sejin Heavy Industries Co., Ltd.	21,401	125,246
#	Sejong Industrial Co., Ltd.	91,862	454,455
*	Sejong Telecom, Inc.	1,779,080	407,258
#	Sekonix Co., Ltd.	61,933	255,603
#*	Selvas AI, Inc.	76,838	200,253
	Sempio Foods Co.	8,094	318,737
	Semyung Electric Machinery Co., Ltd.	4,892	16,393
#	S-Energy Co., Ltd.	112,260	617,322
*	Seobu T&D	204,512	1,240,754
#	Seohan Co., Ltd.	841,006	795,642
	Seohee Construction Co., Ltd.	1,220,667	1,139,685
	Seojin System Co., Ltd.	18,316	585,653
#*	Seoul Auction Co., Ltd.	27,683	95,591
*	Seoul Electronics & Telecom	73,908	49,006
#*	Seoul Food Industrial Co., Ltd.	1,169,428	156,702
#	Seoul Pharma Co., Ltd.	20,628	183,958
	Seoul Semiconductor Co., Ltd.	193,052	2,895,447
#	Seoulin Bioscience Co., Ltd.	27,867	321,638
	SEOWONINTECH Co., Ltd.	30,019	187,172
	Seoyon Co., Ltd.	129,667	729,618
	Seoyon E-Hwa Co., Ltd.	56,651	171,500
	Sewha P&C, Inc.	6,930	27,416
#*	Sewon Cellontech Co., Ltd.	190,028	432,030
	Sewon Precision Industry Co., Ltd.	8,303	10,571
	SEWOONMEDICAL Co., Ltd.	119,343	371,537
	SFA Engineering Corp.	118,581	3,514,240
#*	SFA Semicon Co., Ltd.	664,108	3,437,097
#*	SG Corp.	380,523	201,512
#*	SH Energy & Chemical Co., Ltd.	492,639	336,944
#*	Shin Poong Pharmaceutical Co., Ltd.	63,370	3,673,384
	Shindaeyang Paper Co., Ltd.	15,591	727,654
	Shinhan Financial Group Co., Ltd.	1,478,212	37,093,111
#	Shinhan Financial Group Co., Ltd., ADR	296,626	7,365,224
#	Shinil Electronics Co., Ltd.	224,260	375,519
	Shinsegae Engineering & Construction Co., Ltd.	20,226	403,353
#	Shinsegae Food Co., Ltd.	15,687	715,545
	Shinsegae International, Inc.	8,380	1,043,067
	Shinsegae, Inc.	47,921	8,431,737
#*	Shinsung E&G Co., Ltd.	541,943	627,117
#*	Shinsung Tongsang Co., Ltd.	688,482	1,368,363
#	Shinwha Intertek Corp.	240,196	549,498
#*	Shinwon Corp.	300,027	419,166
	Shinyoung Securities Co., Ltd.	26,970	1,014,048

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SHOWBOX Corp.	290,338	$687,382
*	Signetics Corp.	272,494	164,405
#	SIGONG TECH Co., Ltd.	67,289	291,823
	Silicon Works Co., Ltd.	52,466	2,125,275
	Silla Co., Ltd.	49,175	412,137
#	SIMMTECH Co., Ltd.	125,218	2,031,970
	SIMPAC, Inc.	77,838	158,454
	Sindoh Co., Ltd.	37,903	739,097
	Sinil Pharm Co., Ltd.	21,225	557,009
#	SinSin Pharmaceutical Co., Ltd.	16,393	139,648
	SK Bioland Co., Ltd.	41,103	1,001,513
	SK Chemicals Co., Ltd.	11,069	2,504,515
#	SK D&D Co., Ltd.	26,088	733,686
#	SK Discovery Co., Ltd.	107,275	4,367,760
	SK Holdings Co., Ltd.	66,171	12,334,006
	SK Hynix, Inc.	2,287,099	160,134,089
	SK Innovation Co., Ltd.	184,073	19,694,005
#	SK Materials Co., Ltd.	22,194	4,573,581
	SK Networks Co., Ltd.	1,480,375	6,335,335
#	SK Securities Co., Ltd.	3,486,638	2,457,494
	SK Telecom Co., Ltd., Sponsored ADR	28,295	574,106
	SK Telecom Co., Ltd.	49,785	9,220,714
	SKC Co., Ltd.	59,577	3,506,876
#*	SKC Solmics Co., Ltd.	163,369	619,719
	SL Corp.	96,561	925,054
*	SM Culture & Contents Co., Ltd.	84,196	120,476
*	SM Entertainment Co., Ltd.	53,663	1,411,428
#*	S-MAC Co., Ltd.	861,286	1,023,256
	SMCore, Inc.	6,422	44,372
#*	SMEC Co., Ltd.	181,561	286,273
*	SNU Precision Co., Ltd.	68,293	207,220
	S-Oil Corp.	46,162	2,372,382
#*	Solborn, Inc.	92,627	266,594
*	Solid, Inc.	81,917	555,501
	Songwon Industrial Co., Ltd.	150,359	1,637,485
#*	Sonokong Co., Ltd.	62,623	87,483
	Soulbrain Holdings Co., Ltd.	62,794	5,054,511
	SPC Samlip Co., Ltd.	19,009	1,042,369
	SPG Co., Ltd.	49,432	267,917
	Spigen Korea Co., Ltd.	17,324	935,046
#	Ssangyong Cement Industrial Co., Ltd.	504,185	2,141,999
#*	Ssangyong Motor Co.	365,833	1,132,347
*	ST Pharm Co., Ltd.	29,504	1,524,629
	Suheung Co., Ltd.	46,817	2,312,125
	Sun Kwang Co., Ltd.	26,496	369,348
#*	SundayToz Corp.	23,349	469,929
	Sung Bo Chemicals Co., Ltd.	63,949	237,517
	Sung Kwang Bend Co., Ltd.	146,579	924,270
#*	Sungchang Enterprise Holdings, Ltd.	609,733	906,503
	Sungdo Engineering & Construction Co., Ltd.	78,386	237,345
	Sungshin Cement Co., Ltd.	174,096	1,156,707
	Sungwoo Hitech Co., Ltd.	462,785	1,143,050
#	Sunjin Co., Ltd.	92,108	765,953
#*	Sunny Electronics Corp.	119,120	361,202
#*	Suprema, Inc.	23,021	621,216
*	Synopex, Inc.	577,794	2,167,559
	Systems Technology, Inc.	67,715	1,098,981
	Tae Kyung Industrial Co., Ltd.	49,374	203,610
	Taekwang Industrial Co., Ltd.	2,973	1,702,872

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taewoong Co., Ltd.	65,836	$710,451
	Taeyoung Engineering & Construction Co., Ltd.	392,507	5,286,991
*	Taihan Electric Wire Co., Ltd.	942,855	635,675
#*	Taihan Fiberoptics Co., Ltd.	284,013	901,278
*	Taihan Textile Co., Ltd.	3,055	85,271
	Tailim Packaging Co., Ltd.	141,994	423,829
*	TBH Global Co., Ltd.	112,552	164,061
#	TechWing, Inc.	74,580	1,340,164
*	Tego Science, Inc.	414	10,404
*	Telcon RF Pharmaceutical, Inc.	175,381	812,651
	Telechips, Inc.	52,440	376,388
	TES Co., Ltd.	58,139	1,250,432
*	Theragen Etex Co., Ltd.	21,162	189,831
*	Thinkware Systems Corp.	59,187	511,719
#*	TK Chemical Corp.	460,312	795,807
	TK Corp.	118,686	742,046
*	TOBESOFT Co., Ltd.	22,650	28,995
#	Tokai Carbon Korea Co., Ltd.	38,774	3,036,749
#*	Tong Yang Moolsan Co., Ltd.	697,095	716,739
	Tongyang Life Insurance Co., Ltd.	390,591	981,970
#	Tongyang, Inc.	1,298,678	1,302,964
*	Tonymoly Co., Ltd.	15,374	137,196
	Top Engineering Co., Ltd.	106,655	758,253
#	Toptec Co., Ltd.	95,895	1,426,448
	Tovis Co., Ltd.	131,202	797,213
#	TS Corp.	34,446	578,335
*	T'way Holdings, Inc.	209,945	179,139
	UBCare Co., Ltd.	73,933	759,986
	Ubiquoss Holdings, Inc.	23,512	624,909
#	Ubiquoss, Inc.	20,226	636,081
	UIL Co., Ltd.	77,480	267,588
	Uju Electronics Co., Ltd.	50,213	1,242,945
*	Uni-Chem Co., Ltd.	21,981	25,934
#	Unick Corp.	63,959	389,111
	Unid Co., Ltd.	47,148	1,900,694
#	Union Semiconductor Equipment & Materials Co., Ltd.	92,662	518,935
#	Uniquest Corp.	63,201	606,044
#*	Unison Co., Ltd.	239,545	409,325
#	UniTest, Inc.	77,391	981,940
	Value Added Technology Co., Ltd.	49,947	998,880
*	Viatron Technologies, Inc.	47,800	390,465
#*	VICTEK Co., Ltd.	75,937	474,729
	Vieworks Co., Ltd.	39,106	1,186,442
	Visang Education, Inc.	56,082	328,503
	Vitzrocell Co., Ltd.	89,663	1,455,544
*	W Holding Co., Ltd.	254,127	56,268
*	Webzen, Inc.	99,814	2,795,290
#*	Welcron Co., Ltd.	23,706	118,837
	Wemade Co., Ltd.	33,329	1,037,513
#	Whanin Pharmaceutical Co., Ltd.	49,039	632,064
#*	WillBes & Co. (The)	590,360	636,789
#	Winix, Inc.	52,263	841,636
	Wins Co., Ltd.	39,739	554,757
#	WiSoL Co., Ltd.	197,113	2,608,108
#*	WIZIT Co., Ltd.	316,484	186,945
*	WONIK CUBE Corp.	64,656	88,426
*	Wonik Holdings Co., Ltd.	282,483	1,176,679
*	WONIK IPS Co., Ltd.	55,442	1,794,788
	Wonik Materials Co., Ltd.	54,043	1,312,912

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Wonik QnC Corp.	39,655	$518,367
	Woojin, Inc.	10,731	33,894
	Woori Financial Group, Inc.	1,456,460	10,416,945
*	Woori Investment Bank Co., Ltd.	1,609,403	790,314
*	Woori Technology Investment Co., Ltd.	59,779	134,707
#*	Woori Technology, Inc.	183,605	114,656
#*	Wooridul Pharmaceutical, Ltd.	51,632	406,042
#	Woorison F&G Co., Ltd.	172,798	280,004
#	Woory Industrial Co., Ltd.	33,002	533,583
#*	Woosu AMS Co., Ltd.	132,228	436,193
#	WooSung Feed Co., Ltd.	162,652	454,700
	Worldex Industry & Trading Co., Ltd.	18,504	208,139
	Y G-1 Co., Ltd.	141,798	541,202
*	YeaRimDang Publishing Co., Ltd.	25,665	48,433
*	Yeong Hwa Metal Co., Ltd.	36,310	67,465
#*	Yest Co., Ltd.	20,395	140,333
*	YG Entertainment, Inc.	27,777	951,574
*	YIK Corp.	14,394	67,343
*	YJM Games Co., Ltd.	128,890	220,356
*	YMC Co., Ltd.	33,067	339,994
	Yonwoo Co., Ltd.	22,729	315,735
	Yoosung Enterprise Co., Ltd.	134,656	281,290
#	Youlchon Chemical Co., Ltd.	57,701	800,784
	Young Poong Corp.	2,563	1,121,308
	Young Poong Precision Corp.	79,053	488,046
	Youngone Corp.	147,354	2,989,089
	Youngone Holdings Co., Ltd.	40,502	1,183,403
#*	YoungWoo DSP Co., Ltd.	112,767	170,441
	YTN Co., Ltd.	12,525	29,476
*	Yuanta Securities Korea Co., Ltd.	983,785	2,363,472
	Yuhan Corp.	128,835	6,195,609
	YuHwa Securities Co., Ltd.	32,205	58,202
*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,460,716
*	Yuyang DNU Co., Ltd.	38,183	29,325
#	Yuyu Pharma, Inc.	14,689	194,761
#	Zeus Co., Ltd.	39,435	465,160
TOTAL SOUTH KOREA			3,303,064,540
TAIWAN — (16.5%)
	Sino American Electronic Co.	247,836	0
	Aaeon Technology, Inc.	5,000	12,263
	ABC Taiwan Electronics Corp.	440,613	314,670
	Ability Enterprise Co., Ltd.	2,687,974	1,119,750
#	Ability Opto-Electronics Technology Co., Ltd.	387,471	462,905
	AcBel Polytech, Inc.	1,913,468	1,472,024
	Accton Technology Corp.	1,829,369	14,331,248
	Ace Pillar Co., Ltd.	213,000	161,363
#	Acer, Inc.	13,913,595	9,611,821
#	ACES Electronic Co., Ltd.	871,000	779,460
*	Acon Holding, Inc.	1,339,000	409,027
#	Acter Group Corp., Ltd.	333,705	2,185,950
	Action Electronics Co., Ltd.	1,476,000	519,287
#	Actron Technology Corp.	338,757	915,213
#	A-DATA Technology Co., Ltd.	957,465	1,980,074
	Addcn Technology Co., Ltd.	134,146	969,333
	Advanced Ceramic X Corp.	251,000	3,502,338
	Advanced International Multitech Co., Ltd.	1,049,000	1,091,014
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	59,619	29,064
#*	Advanced Optoelectronic Technology, Inc.	451,000	362,922

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced Power Electronics Corp.	59,000	$55,363
#	Advanced Wireless Semiconductor Co.	1,115,120	3,699,523
#	Advancetek Enterprise Co., Ltd.	1,501,662	913,705
	Advantech Co., Ltd.	1,112,465	11,707,799
	Aerospace Industrial Development Corp.	3,097,000	2,817,366
#*	AGV Products Corp.	3,458,603	852,067
	Airmate Cayman International Co., Ltd.	19,682	16,718
	Airtac International Group	275,299	5,775,046
	Alchip Technologies, Ltd.	381,000	7,795,049
	Alcor Micro Corp.	189,000	122,488
#*	ALI Corp.	1,258,256	1,182,245
	All Ring Tech Co., Ltd.	276,000	588,505
	Allied Circuit Co., Ltd.	92,000	414,858
#	Allis Electric Co., Ltd.	635,100	537,730
#	Alltek Technology Corp.	829,304	524,649
#	Alltop Technology Co., Ltd.	379,000	1,166,274
#	Alpha Networks, Inc.	2,383,873	2,021,526
	Altek Corp.	2,348,159	2,196,789
#	Amazing Microelectronic Corp.	411,577	1,266,156
	Ambassador Hotel (The)	1,786,000	1,728,821
	Ampire Co., Ltd.	330,000	257,496
#	AMPOC Far-East Co., Ltd.	587,567	656,846
*	AmTRAN Technology Co., Ltd.	7,806,944	2,519,043
	Anderson Industrial Corp.	296,247	78,082
#	Anpec Electronics Corp.	441,702	1,271,145
#	Apacer Technology, Inc.	641,005	943,668
	APAQ Technology Co., Ltd.	259,520	347,330
	APCB, Inc.	1,101,000	774,809
#	Apex Biotechnology Corp.	530,625	482,898
#	Apex International Co., Ltd.	791,916	2,173,945
#	Apex Medical Corp.	365,463	453,101
#*	Apex Science & Engineering	567,870	240,506
#	Arcadyan Technology Corp.	1,404,759	3,706,858
	Ardentec Corp.	3,903,993	4,669,478
#	Argosy Research, Inc.	82,000	346,946
	ASE Technology Holding Co., Ltd., ADR	498,749	2,498,732
#	ASE Technology Holding Co., Ltd.	19,110,387	48,960,266
	Asia Cement Corp.	9,219,655	12,567,792
	Asia Electronic Material Co., Ltd.	211,000	98,192
#	Asia Optical Co., Inc.	1,490,000	3,517,461
*	Asia Pacific Telecom Co., Ltd.	6,898,415	1,726,280
#*	Asia Plastic Recycling Holding, Ltd.	2,132,533	367,795
	Asia Polymer Corp.	3,108,273	1,819,722
	Asia Tech Image, Inc.	317,000	579,519
#	Asia Vital Components Co., Ltd.	1,714,864	2,767,423
	ASMedia Technology, Inc.	146,048	9,240,891
#	ASPEED Technology, Inc.	167,999	6,703,265
	ASROCK, Inc.	202,000	1,162,354
	Asustek Computer, Inc.	2,349,861	17,331,087
	Aten International Co., Ltd.	569,715	1,631,573
#*	AU Optronics Corp.	43,012,497	14,652,425
#	Audix Corp.	575,375	782,389
#	AURAS Technology Co., Ltd.	516,303	4,007,509
	Aurona Industries, Inc.	463,000	253,800
	Aurora Corp.	359,258	1,043,719
#	Avalue Technology, Inc.	396,000	790,640
	Avermedia Technologies	1,682,037	2,058,600
	AVY Precision Technology, Inc.	1,013,396	819,827
#	Awea Mechantronic Co., Ltd.	182,062	195,553

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Axiomtek Co., Ltd.	314,000	$613,843
*	Azurewave Technologies, Inc.	57,000	51,535
	Bank of Kaohsiung Co., Ltd.	4,691,571	1,585,834
	Baolong International Co., Ltd.	140,000	60,031
	Basso Industry Corp.	736,284	976,019
#	BenQ Materials Corp.	1,015,000	628,157
	BES Engineering Corp.	14,114,050	3,600,231
#	Bin Chuan Enterprise Co., Ltd.	801,257	703,236
	Bionet Corp.	41,000	61,180
	Bionime Corp.	157,000	397,856
#*	Biostar Microtech International Corp.	1,240,712	408,236
#	Bioteque Corp.	451,680	2,431,913
#	Bizlink Holding, Inc.	1,171,291	7,819,715
*	Boardtek Electronics Corp.	571,000	508,335
	Bon Fame Co., Ltd.	147,000	184,680
#	Bright Led Electronics Corp.	574,180	274,014
#	Brighton-Best International Taiwan, Inc.	425,749	378,019
#	C Sun Manufacturing, Ltd.	836,740	803,097
*	Cameo Communications, Inc.	2,192,116	668,779
	Capital Futures Corp.	657,808	846,062
	Capital Securities Corp.	20,645,554	8,383,576
#	Career Technology MFG. Co., Ltd.	3,711,766	3,903,187
#	Carnival Industrial Corp.	672,530	216,181
#	Casetek Holdings, Ltd.	1,613,221	3,830,007
#	Caswell, Inc.	97,000	490,880
#	Catcher Technology Co., Ltd.	2,450,872	18,096,409
	Cathay Chemical Works	32,000	19,320
	Cathay Financial Holding Co., Ltd.	28,895,816	39,062,000
	Cathay Real Estate Development Co., Ltd.	5,989,600	3,812,797
#	Cayman Engley Industrial Co., Ltd.	308,801	757,536
	CCP Contact Probes Co., Ltd.	46,000	50,464
#	Celxpert Energy Corp.	558,000	671,375
	Center Laboratories, Inc.	1,479,967	3,782,759
#	Central Reinsurance Co., Ltd.	1,079,312	691,457
	Chailease Holding Co., Ltd.	6,743,003	28,219,446
*	Chain Chon Industrial Co., Ltd.	1,538,000	423,196
#	ChainQui Construction Development Co., Ltd.	784,497	573,868
*	Champion Building Materials Co., Ltd.	3,170,390	573,424
	Chang Hwa Commercial Bank, Ltd.	22,672,278	14,697,788
	Chang Wah Electromaterials, Inc.	193,520	1,199,893
#	Chang Wah Technology Co., Ltd.	502,980	545,841
#	Channel Well Technology Co., Ltd.	997,000	1,026,560
	Chant Sincere Co., Ltd.	124,000	147,982
	Charoen Pokphand Enterprise	1,203,620	2,758,487
#	Chaun-Choung Technology Corp.	161,000	1,387,184
	CHC Healthcare Group	560,000	826,620
#	CHC Resources Corp.	447,048	662,323
#	Chen Full International Co., Ltd.	514,000	692,884
#	Chenbro Micom Co., Ltd.	588,000	1,709,922
*	Cheng Fwa Industrial Co., Ltd.	58,000	21,152
	Cheng Loong Corp.	6,928,160	5,489,843
#*	Cheng Mei Materials Technology Corp.	6,365,200	1,682,837
	Cheng Shin Rubber Industry Co., Ltd.	7,889,508	9,151,662
	Cheng Uei Precision Industry Co., Ltd.	3,382,630	4,596,483
	Chenming Electronic Technology Corp.	830,708	359,827
#	Chia Chang Co., Ltd.	776,000	1,006,783
	Chia Hsin Cement Corp.	3,249,747	1,842,107
	Chian Hsing Forging Industrial Co., Ltd.	341,000	451,792
	Chicony Electronics Co., Ltd.	3,889,689	11,521,043

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chicony Power Technology Co., Ltd.	1,383,696	$3,195,924
#	Chieftek Precision Co., Ltd.	364,375	1,033,443
	Chien Kuo Construction Co., Ltd.	1,672,364	613,725
#	Chilisin Electronics Corp.	1,827,925	5,858,760
	Chime Ball Technology Co., Ltd.	162,282	191,723
*	China Airlines, Ltd.	28,439,057	7,757,579
	China Bills Finance Corp.	3,921,000	1,961,317
#	China Chemical & Pharmaceutical Co., Ltd.	1,553,000	1,184,201
	China Development Financial Holding Corp.	38,414,157	11,330,201
	China Ecotek Corp.	132,000	143,548
#	China Electric Manufacturing Corp.	2,777,398	1,043,271
	China Fineblanking Technology Co., Ltd.	325,681	429,960
	China General Plastics Corp.	2,599,626	1,535,795
	China Glaze Co., Ltd.	796,022	282,793
	China Life Insurance Co., Ltd.	11,201,154	7,768,705
	China Man-Made Fiber Corp.	15,365,488	3,247,574
#	China Metal Products	2,857,405	2,626,022
	China Motor Corp.	1,922,286	2,543,568
#	China Petrochemical Development Corp.	30,693,941	8,475,314
#	China Steel Chemical Corp.	927,998	3,121,245
	China Steel Corp.	44,416,440	30,048,038
#	China Steel Structure Co., Ltd.	765,000	656,664
	China Wire & Cable Co., Ltd.	1,045,680	1,020,653
	Chinese Maritime Transport, Ltd.	674,964	536,160
#	Ching Feng Home Fashions Co., Ltd.	640,659	667,283
	Chin-Poon Industrial Co., Ltd.	3,365,617	2,954,769
	Chipbond Technology Corp.	5,734,000	11,706,273
	ChipMOS Techinologies, Inc.	2,687,155	2,924,747
	ChipMOS Technologies, Inc., ADR	62,027	1,351,578
#	Chlitina Holding, Ltd.	402,000	2,856,251
#	Chong Hong Construction Co., Ltd.	1,075,739	3,287,268
	Chroma ATE, Inc.	1,332,705	7,489,067
	Chun YU Works & Co., Ltd.	1,435,000	779,228
	Chun Yuan Steel Industry Co., Ltd.	3,015,177	1,003,576
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,943,500	3,076,490
#	Chung Hung Steel Corp.	10,658,926	2,945,378
	Chung Hwa Food Industrial Co., Ltd.	16,650	50,231
#*	Chung Hwa Pulp Corp.	3,840,308	1,090,972
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	376,186
#	Chunghwa Precision Test Tech Co., Ltd.	130,000	3,723,101
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	300,734	11,091,070
	Chunghwa Telecom Co., Ltd.	6,972,000	26,055,291
*	Chuwa Wool Industry Co., Taiwan Ltd.	25,000	35,561
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,785,000	691,601
	Cleanaway Co., Ltd.	655,000	3,457,303
	Clevo Co.	3,859,482	4,336,846
#	CMC Magnetics Corp.	10,741,944	2,758,771
#	C-Media Electronics, Inc.	61,000	63,852
*	CoAsia Electronics Corp.	490,642	194,535
	Coland Holdings, Ltd.	35,000	31,913
#	Collins Co., Ltd.	280,060	130,430
	Compal Electronics, Inc.	26,978,560	17,134,242
	Compeq Manufacturing Co., Ltd.	7,443,000	12,337,917
#	Compucase Enterprise	358,000	372,894
*	Concord Securities Co., Ltd.	5,686,863	1,988,040
#	Concraft Holding Co., Ltd.	439,075	1,920,633
#	Continental Holdings Corp.	3,816,250	1,773,345
	Contrel Technology Co., Ltd.	942,000	470,455
#	Coremax Corp.	326,545	666,038

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Coretronic Corp.	4,503,600	$5,462,898
#	Co-Tech Development Corp.	918,800	1,292,268
#	Cowealth Medical Holding Co., Ltd.	180,369	213,325
#*	Coxon Precise Industrial Co., Ltd.	720,000	300,371
	Creative Sensor, Inc.	864,000	498,705
*	CSBC Corp. Taiwan	1,128,157	955,079
	CTBC Financial Holding Co., Ltd.	64,354,931	42,618,601
	CTCI Corp.	3,605,896	4,297,907
	C-Tech United Corp.	174,819	84,309
#	Cub Elecparts, Inc.	444,769	1,828,730
#	CviLux Corp.	649,378	682,523
#	Cyberlink Corp.	49,504	182,138
#	CyberPower Systems, Inc.	264,000	732,040
	CyberTAN Technology, Inc.	2,430,873	1,257,161
#	Cypress Technology Co., Ltd.	279,100	735,234
#	DA CIN Construction Co., Ltd.	1,710,809	1,296,672
#	Dadi Early-Childhood Education Group, Ltd.	172,502	1,042,379
	Dafeng TV, Ltd.	405,061	562,845
#	Da-Li Development Co., Ltd.	1,354,635	1,302,074
*	Danen Technology Corp.	464,279	106,523
#	Darfon Electronics Corp.	1,281,700	1,567,502
#*	Darwin Precisions Corp.	3,110,304	1,275,485
	Davicom Semiconductor, Inc.	86,392	63,157
	Daxin Materials Corp.	334,500	1,010,169
#	De Licacy Industrial Co., Ltd.	1,677,469	1,045,785
#	Delpha Construction Co., Ltd.	1,131,754	635,219
	Delta Electronics, Inc.	3,713,028	25,380,257
	Depo Auto Parts Ind Co., Ltd.	981,634	1,687,843
#	Dimerco Data System Corp.	56,000	102,351
#	Dimerco Express Corp.	910,000	1,208,377
#	D-Link Corp.	4,747,758	2,848,159
	Draytek Corp.	173,000	162,078
#	Dyaco International, Inc.	43,408	111,650
	DYNACOLOR, Inc.	254,000	260,955
*	Dynamic Electronics Co., Ltd.	1,230,381	743,313
	Dynapack International Technology Corp.	874,000	2,488,389
	E Ink Holdings, Inc.	5,159,000	7,206,291
	E.Sun Financial Holding Co., Ltd.	50,285,201	46,529,183
	Eastern Media International Corp.	2,677,615	1,413,655
#	Eclat Textile Co., Ltd.	849,518	10,041,069
#	ECOVE Environment Corp.	168,000	1,232,023
#	Edimax Technology Co., Ltd.	1,232,423	465,048
	Edison Opto Corp.	846,000	329,593
#	Edom Technology Co., Ltd.	1,336,038	764,485
	eGalax_eMPIA Technology, Inc.	358,451	708,625
#	Egis Technology, Inc.	527,000	3,500,693
	Elan Microelectronics Corp.	1,424,026	7,652,524
*	E-Lead Electronic Co., Ltd.	350,846	194,803
#	E-LIFE MALL Corp.	407,000	966,163
	Elite Advanced Laser Corp.	839,320	2,006,079
#	Elite Material Co., Ltd.	1,911,839	11,553,929
	Elite Semiconductor Microelectronics Technology, Inc.	1,865,390	2,548,583
*	Elitegroup Computer Systems Co., Ltd.	3,247,028	1,322,489
	eMemory Technology, Inc.	360,000	6,731,620
#	Emerging Display Technologies Corp.	861,000	556,678
#	Ennoconn Corp.	378,531	3,384,278
#	EnTie Commercial Bank Co., Ltd.	2,316,166	1,128,057
*	Epileds Technologies, Inc.	362,000	235,271
*	Epistar Corp.	7,546,261	11,682,347

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eslite Spectrum Corp. (The)	33,550	$88,884
#	Eson Precision Ind. Co., Ltd.	711,000	822,842
	Eternal Materials Co., Ltd.	5,526,999	5,840,505
*	Etron Technology, Inc.	1,493,000	506,433
#	Eurocharm Holdings Co., Ltd.	266,000	865,538
	Eva Airways Corp.	26,969,695	10,000,153
#*	Everest Textile Co., Ltd.	3,827,684	1,217,845
	Evergreen International Storage & Transport Corp.	5,269,000	2,400,058
*	Evergreen Marine Corp. Taiwan, Ltd.	22,025,920	8,267,493
	Everlight Chemical Industrial Corp.	3,567,756	2,015,473
	Everlight Electronics Co., Ltd.	3,800,570	4,721,807
#*	Everspring Industry Co., Ltd.	545,000	329,450
#	Excellence Opto, Inc.	141,000	122,912
#	Excelliance Mos Corp.	147,000	607,488
#	Excelsior Medical Co., Ltd.	1,274,707	2,512,086
	EZconn Corp.	348,600	429,559
	Far Eastern Department Stores, Ltd.	10,473,000	8,419,181
	Far Eastern International Bank	25,346,999	9,518,001
	Far Eastern New Century Corp.	12,616,705	11,032,948
	Far EasTone Telecommunications Co., Ltd.	7,283,000	15,691,071
#	Faraday Technology Corp.	1,044,893	1,676,701
#	Farglory F T Z Investment Holding Co., Ltd.	787,385	713,129
	Farglory Land Development Co., Ltd.	3,574,105	5,186,323
*	Federal Corp.	3,430,938	2,639,017
#	Feedback Technology Corp.	167,200	454,776
	Feng Hsin Steel Co., Ltd.	2,992,131	5,385,862
	Feng TAY Enterprise Co., Ltd.	1,097,321	6,572,504
	Firich Enterprises Co., Ltd.	22,000	21,646
#*	First Copper Technology Co., Ltd.	1,965,000	525,748
	First Financial Holding Co., Ltd.	35,148,141	28,323,975
	First Hi-Tec Enterprise Co., Ltd.	331,496	499,229
	First Hotel	1,220,293	571,056
	First Insurance Co., Ltd. (The)	2,208,640	980,424
#	First Steamship Co., Ltd.	4,075,194	1,315,696
#	FIT Holding Co., Ltd.	953,436	1,297,921
#	FLEXium Interconnect, Inc.	1,867,724	9,043,223
	Flytech Technology Co., Ltd.	684,070	1,511,627
	FocalTech Systems Co., Ltd.	1,686,174	2,125,987
	Forest Water Environment Engineering Co., Ltd.	271,277	426,479
#	Formosa Advanced Technologies Co., Ltd.	1,499,000	1,827,312
#	Formosa Chemicals & Fibre Corp.	6,170,198	14,195,573
	Formosa International Hotels Corp.	414,975	1,935,074
#	Formosa Laboratories, Inc.	669,467	1,141,276
#	Formosa Oilseed Processing Co., Ltd.	304,891	361,843
#	Formosa Optical Technology Co., Ltd.	200,000	455,984
	Formosa Petrochemical Corp.	1,294,000	3,606,648
	Formosa Plastics Corp.	5,991,770	16,047,170
	Formosa Sumco Technology Corp.	86,000	381,230
	Formosa Taffeta Co., Ltd.	3,969,460	4,094,162
	Formosan Rubber Group, Inc.	2,467,143	1,454,727
	Formosan Union Chemical	2,499,936	1,183,044
#	Fortune Electric Co., Ltd.	752,304	863,318
	Founding Construction & Development Co., Ltd.	1,440,882	789,585
	Foxconn Technology Co., Ltd.	4,068,241	7,537,006
	Foxsemicon Integrated Technology, Inc.	485,402	3,423,315
#	Froch Enterprise Co., Ltd.	1,721,384	586,942
	FSP Technology, Inc.	1,204,619	982,868
	Fubon Financial Holding Co., Ltd.	22,268,387	31,714,324
#	Fulgent Sun International Holding Co., Ltd.	874,226	3,210,772

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co., Ltd.	758,670	$449,500
#	Fulltech Fiber Glass Corp.	2,930,215	1,021,358
#	Fwusow Industry Co., Ltd.	825,294	556,446
#	G Shank Enterprise Co., Ltd.	1,264,510	886,121
*	G Tech Optoelectronics Corp.	220,955	55,834
	Gallant Precision Machining Co., Ltd.	740,000	529,395
#	Gamania Digital Entertainment Co., Ltd.	192,000	436,167
#	GCS Holdings, Inc.	365,000	664,201
	GEM Services, Inc.	451,970	917,951
#	Gemtek Technology Corp.	2,603,574	2,142,656
#	General Interface Solution Holding, Ltd.	2,098,000	9,855,654
	General Plastic Industrial Co., Ltd.	563,478	513,334
#	Generalplus Technology, Inc.	303,000	311,909
#	Genesys Logic, Inc.	527,000	1,383,857
#	Genius Electronic Optical Co., Ltd.	636,576	14,721,849
	Genmont Biotech, Inc.	76,314	59,554
#*	GeoVision, Inc.	215,840	167,968
	Getac Technology Corp.	2,317,281	3,327,510
#	Giant Manufacturing Co., Ltd.	1,358,363	14,303,744
#*	Giantplus Technology Co., Ltd.	2,347,000	782,100
#	Gigabyte Technology Co., Ltd.	2,726,750	7,811,969
	Gigasolar Materials Corp.	93,820	326,135
#*	Gigastorage Corp.	2,359,255	707,880
	Ginko International Co., Ltd.	303,000	1,429,956
	Global Brands Manufacture, Ltd.	2,359,973	1,251,280
#	Global Lighting Technologies, Inc.	276,000	1,036,156
	Global Mixed Mode Technology, Inc.	277,000	1,471,649
#	Global PMX Co., Ltd.	300,000	1,697,600
#	Global Unichip Corp.	451,000	4,483,376
#	Globalwafers Co., Ltd.	1,104,779	15,814,641
	Globe Union Industrial Corp.	1,621,820	678,418
#	Gloria Material Technology Corp.	4,855,885	2,563,811
#*	GlycoNex, Inc.	108,000	112,388
*	Gold Circuit Electronics, Ltd.	1,640,747	2,250,944
	Golden Friends Corp.	104,400	200,123
	Goldsun Building Materials Co., Ltd.	9,575,672	5,473,658
	Good Will Instrument Co., Ltd.	205,342	160,604
#	Gourmet Master Co., Ltd.	619,102	1,983,886
	Grand Fortune Securities Co., Ltd.	1,034,000	335,570
#	Grand Ocean Retail Group, Ltd.	716,000	578,575
#*	Grand Pacific Petrochemical	7,669,000	3,627,913
#	Grand Plastic Technology Corp.	124,000	1,611,721
#	GrandTech CG Systems, Inc.	400,600	549,946
	Grape King Bio, Ltd.	795,000	5,051,435
	Great China Metal Industry	1,191,000	845,677
	Great Taipei Gas Co., Ltd.	1,528,000	1,604,036
	Great Wall Enterprise Co., Ltd.	4,155,240	6,542,499
	Greatek Electronics, Inc.	2,858,000	5,100,427
*	Green Energy Technology, Inc.	2,077,221	4,254
	GTM Holdings Corp.	1,145,550	894,094
	Hannstar Board Corp.	3,260,831	4,654,444
#*	HannStar Display Corp.	24,256,323	5,712,236
#*	HannsTouch Solution, Inc.	4,409,862	1,436,562
	Hanpin Electron Co., Ltd.	450,000	440,679
	Harvatek Corp.	1,150,839	582,100
	Hey Song Corp.	1,998,500	2,163,756
	Hi-Clearance, Inc.	111,978	411,181
#	Highlight Tech Corp.	459,842	562,671
	Highwealth Construction Corp.	4,849,130	7,083,156

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	HIM International Music, Inc.	102,200	$364,081
#	Hiroca Holdings, Ltd.	503,221	930,292
#	Hitron Technology, Inc.	1,070,997	781,868
	Hiwin Technologies Corp.	836,746	8,824,781
	Ho Tung Chemical Corp.	7,343,828	1,967,586
#*	Hocheng Corp.	2,637,300	728,709
	Hold-Key Electric Wire & Cable Co., Ltd.	91,901	26,354
#	Holiday Entertainment Co., Ltd.	524,400	1,178,475
#	Holtek Semiconductor, Inc.	1,416,000	3,504,575
	Holy Stone Enterprise Co., Ltd.	816,675	3,010,433
	Hon Hai Precision Industry Co., Ltd.	26,398,403	70,553,107
	Hong Pu Real Estate Development Co., Ltd.	2,104,554	1,706,759
	Hong TAI Electric Industrial	2,246,000	867,339
	Hong YI Fiber Industry Co.	1,408,680	757,511
*	Horizon Securities Co., Ltd.	4,081,000	1,294,973
#	Hota Industrial Manufacturing Co., Ltd.	1,105,762	3,592,112
	Hotai Motor Co., Ltd.	900,000	20,583,822
	Hotron Precision Electronic Industrial Co., Ltd.	311,259	446,314
	Howarm United Industries Co.	115,310	0
#	Hsin Kuang Steel Co., Ltd.	1,068,783	974,792
	Hsin Yung Chien Co., Ltd.	219,555	594,344
	Hsing TA Cement Co.	496,222	287,176
#	HTC Corp.	2,372,619	2,419,759
#	Hu Lane Associate, Inc.	394,688	1,018,286
	HUA ENG Wire & Cable Co., Ltd.	3,861,000	1,127,940
	Hua Nan Financial Holdings Co., Ltd.	25,115,624	17,225,693
	Huaku Development Co., Ltd.	1,487,400	4,315,182
#	Huang Hsiang Construction Corp.	1,083,735	1,388,321
#	Hung Ching Development & Construction Co., Ltd.	1,155,000	814,475
#	Hung Sheng Construction, Ltd.	4,679,504	2,747,765
	Huxen Corp.	239,072	412,055
*	Hwa Fong Rubber Industrial Co., Ltd.	1,918,112	826,881
	Hwacom Systems, Inc.	113,000	64,973
#	Ibase Technology, Inc.	794,345	1,172,304
	IBF Financial Holdings Co., Ltd.	17,759,172	6,881,709
	Ichia Technologies, Inc.	1,687,255	904,178
#*	I-Chiun Precision Industry Co., Ltd.	1,700,211	497,095
	IEI Integration Corp.	637,173	1,096,066
#	Infortrend Technology, Inc.	1,754,866	750,239
#	Info-Tek Corp.	475,000	281,916
	Innodisk Corp.	539,335	3,350,131
#	Innolux Corp.	37,360,151	10,581,416
#	Inpaq Technology Co., Ltd.	394,550	447,116
	Intai Technology Corp.	204,000	797,340
#*	Integrated Service Technology, Inc.	685,669	1,650,247
	IntelliEPI, Inc.	50,000	83,147
#	International CSRC Investment Holdings Co.	7,610,083	4,808,311
	International Games System Co., Ltd.	319,000	8,172,820
	Inventec Corp.	14,069,276	11,982,959
#	Iron Force Industrial Co., Ltd.	254,682	766,600
	I-Sheng Electric Wire & Cable Co., Ltd.	627,000	914,765
	ITE Technology, Inc.	1,067,646	2,590,373
#	ITEQ Corp.	2,002,608	9,144,246
	J Touch Corp.	22,100	0
#	Jarllytec Co., Ltd.	403,828	855,689
	Jentech Precision Industrial Co., Ltd.	236,156	2,569,562
	Jess-Link Products Co., Ltd.	540,450	610,876
#	Jih Lin Technology Co., Ltd.	265,000	404,376
	Jih Sun Financial Holdings Co., Ltd.	14,173,596	5,121,975

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jinan Acetate Chemical Co., Ltd.	4,400	$19,765
	Jinli Group Holdings, Ltd.	1,097,681	323,374
#	JMC Electronics Co., Ltd.	93,000	171,534
#	Jourdeness Group, Ltd.	290,000	728,545
#*	K Laser Technology, Inc.	1,088,459	558,201
	Kaimei Electronic Corp.	703,307	834,655
#	Kaori Heat Treatment Co., Ltd.	633,321	1,432,592
#	Kaulin Manufacturing Co., Ltd.	1,410,684	491,713
#	Kayee International Group Co., Ltd.	39,000	121,602
	KEE TAI Properties Co., Ltd.	4,097,101	1,384,520
#	Kenda Rubber Industrial Co., Ltd.	3,243,304	3,085,383
#	Kenmec Mechanical Engineering Co., Ltd.	1,465,000	895,259
	Kerry TJ Logistics Co., Ltd.	1,352,000	1,813,330
*	Key Ware Electronics Co., Ltd.	232,709	91,563
	Kindom Development Co., Ltd.	2,791,000	3,375,389
	King Chou Marine Technology Co., Ltd.	629,800	645,744
	King Slide Works Co., Ltd.	297,450	3,433,104
#	King Yuan Electronics Co., Ltd.	11,147,032	13,492,872
	King's Town Bank Co., Ltd.	7,594,653	9,303,213
*	King's Town Construction Co., Ltd.	741,690	894,429
	Kinik Co.	619,000	1,391,755
#*	Kinko Optical Co., Ltd.	629,772	750,963
	Kinpo Electronics	9,770,892	3,275,118
	Kinsus Interconnect Technology Corp.	2,265,476	5,964,742
#	KMC Kuei Meng International, Inc.	500,951	2,981,366
#	KNH Enterprise Co., Ltd.	719,150	922,299
#	KS Terminals, Inc.	730,290	1,038,754
	Kung Long Batteries Industrial Co., Ltd.	490,000	2,520,451
*	Kung Sing Engineering Corp.	3,722,578	1,276,988
	Kuo Toong International Co., Ltd.	2,029,735	1,091,701
#	Kuoyang Construction Co., Ltd.	3,919,418	3,751,609
	Kwong Fong Industries Corp.	814,733	383,680
	Kwong Lung Enterprise Co., Ltd.	628,000	926,352
	KYE Systems Corp.	2,055,107	588,037
	L&K Engineering Co., Ltd.	1,470,000	1,649,267
#	La Kaffa International Co., Ltd.	168,947	756,715
*	LAN FA Textile	1,592,412	398,739
#	Land Mark Optoelectronics Corp.	307,600	2,757,292
#	Lanner Electronics, Inc.	567,705	1,110,561
#	Largan Precision Co., Ltd.	331,234	43,222,213
#	Laser Tek Taiwan Co., Ltd.	599,144	490,113
#	Laster Tech Corp., Ltd.	343,163	308,131
	Leader Electronics, Inc.	324,886	75,386
#*	Lealea Enterprise Co., Ltd.	7,845,965	1,968,348
	Ledlink Optics, Inc.	598,858	490,580
#	LEE CHI Enterprises Co., Ltd.	1,676,000	583,489
#	Lelon Electronics Corp.	480,765	764,836
#	Lemtech Holdings Co., Ltd.	156,973	625,817
*	Leofoo Development Co., Ltd.	1,151,010	660,466
*	LES Enphants Co., Ltd.	129,239	26,280
*	Lextar Electronics Corp.	2,607,000	2,146,848
	Li Cheng Enterprise Co., Ltd.	557,889	595,166
	Li Peng Enterprise Co., Ltd.	6,851,060	1,418,242
	Lian HWA Food Corp.	394,181	566,365
#	Lida Holdings, Ltd.	486,000	541,863
	Lien Hwa Industrial Holdings Corp.	4,398,942	7,048,456
	Lifestyle Global Enterprise, Inc.	120,000	219,321
*	Lingsen Precision Industries, Ltd.	2,901,490	1,069,418
#	Lion Travel Service Co., Ltd.	216,000	504,949

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lite-On Semiconductor Corp.	2,417,887	$3,337,476
	Lite-On Technology Corp.	12,384,419	20,951,827
	Long Bon International Co., Ltd.	2,533,276	1,196,967
	Long Da Construction & Development Corp.	354,000	191,072
	Longchen Paper & Packaging Co., Ltd.	6,955,880	3,489,968
#	Longwell Co.	788,000	1,459,830
#	Lotes Co., Ltd.	548,062	8,420,056
	Lu Hai Holding Corp.	355,729	526,865
*	Lucky Cement Corp.	1,446,000	470,455
#	Lumax International Corp., Ltd.	485,126	1,112,701
	Lung Yen Life Service Corp.	809,000	1,624,490
#*	LuxNet Corp.	594,952	575,003
#	Macauto Industrial Co., Ltd.	467,000	1,158,050
#	Machvision, Inc.	258,890	2,448,985
#	Macroblock, Inc.	236,790	754,712
#	Macronix International	10,203,837	11,025,907
#	Makalot Industrial Co., Ltd.	1,484,636	9,156,456
	Marketech International Corp.	17,000	68,083
#	Materials Analysis Technology, Inc.	428,932	1,375,586
#	Mayer Steel Pipe Corp.	1,098,905	585,398
	Maywufa Co., Ltd.	178,462	109,120
	MediaTek, Inc.	1,808,823	43,191,173
#	Mega Financial Holding Co., Ltd.	15,571,220	17,189,909
#	Meiloon Industrial Co.	633,889	466,648
	Mercuries & Associates Holding, Ltd.	3,579,433	3,606,205
#*	Mercuries Life Insurance Co., Ltd.	10,266,763	3,319,359
	Merida Industry Co., Ltd.	637,588	5,883,026
#	Merry Electronics Co., Ltd.	1,243,384	6,753,655
*	Microbio Co., Ltd.	2,870,358	7,166,660
*	Microelectronics Technology, Inc.	150,772	116,286
#	Micro-Star International Co., Ltd.	2,770,465	12,325,222
	Mildef Crete, Inc.	282,000	422,792
#*	MIN AIK Technology Co., Ltd.	1,007,249	467,741
#	Mirle Automation Corp.	1,338,512	2,053,179
	Mitac Holdings Corp.	6,958,535	7,022,216
	MJ International Co., Ltd.	24,000	59,852
#	Mobiletron Electronics Co., Ltd.	571,960	594,478
	momo.com, Inc.	134,000	2,974,090
	Mosel Vitelic, Inc.	242,129	261,916
*	Motech Industries, Inc.	2,647,003	816,440
#	MPI Corp.	499,000	2,558,192
#	Nak Sealing Technologies Corp.	306,549	670,273
	Namchow Holdings Co., Ltd.	1,556,000	2,229,696
	Nan Kang Rubber Tire Co., Ltd.	2,991,197	4,623,851
	Nan Liu Enterprise Co., Ltd.	264,000	2,378,277
#	Nan Ren Lake Leisure Amusement Co., Ltd.	743,000	254,269
	Nan Ya Plastics Corp.	8,702,584	18,147,631
#	Nan Ya Printed Circuit Board Corp.	1,476,211	5,034,033
	Nang Kuang Pharmaceutical Co., Ltd.	267,000	389,683
	Nantex Industry Co., Ltd.	2,202,363	2,678,389
#	Nanya Technology Corp.	4,170,751	8,630,541
	National Petroleum Co., Ltd.	651,000	1,011,743
	Netronix, Inc.	247,000	342,569
	New Best Wire Industrial Co., Ltd.	110,200	97,422
#	New Era Electronics Co., Ltd.	445,000	240,988
	Nexcom International Co., Ltd.	644,267	518,427
	Nichidenbo Corp.	1,084,552	1,757,447
*	Nien Hsing Textile Co., Ltd.	902,656	478,679
	Nien Made Enterprise Co., Ltd.	816,000	8,959,346

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Niko Semiconductor Co., Ltd.	121,000	$151,735
#	Nishoku Technology, Inc.	249,800	662,480
#	Nova Technology Corp.	64,000	302,637
	Novatek Microelectronics Corp.	2,301,000	22,809,475
#	Nuvoton Technology Corp.	808,892	1,276,224
	O-Bank Co., Ltd.	2,305,000	543,791
#*	Ocean Plastics Co., Ltd.	784,000	879,668
#	OptoTech Corp.	2,771,537	1,843,428
	Orient Europharma Co., Ltd.	219,000	383,211
*	Orient Semiconductor Electronics, Ltd.	3,895,637	1,576,565
#	Oriental Union Chemical Corp.	5,807,819	3,064,704
#	O-TA Precision Industry Co., Ltd.	388,683	496,262
	Pacific Construction Co.	1,133,276	353,958
#	Pacific Hospital Supply Co., Ltd.	368,000	1,146,009
#	Paiho Shih Holdings Corp.	733,656	719,029
#	Pan Jit International, Inc.	1,792,074	1,792,823
	Pan-International Industrial Corp.	3,631,854	2,222,838
#	Panion & BF Biotech, Inc.	40,000	160,352
	Parade Technologies, Ltd.	202,805	8,828,016
#*	Paragon Technologies Co., Ltd.	258,626	266,478
	Parpro Corp.	61,000	49,109
	PCL Technologies, Inc.	322,067	1,427,980
	P-Duke Technology Co., Ltd.	391,410	883,049
	Pegatron Corp.	8,081,293	16,953,362
#	Pharmally International Holding Co., Ltd.	422,490	1,892,957
*	Phihong Technology Co., Ltd.	2,839,101	867,347
#	Phison Electronics Corp.	804,000	8,066,391
#	Phoenix Tours International, Inc.	245,536	248,941
#	Pixart Imaging, Inc.	645,000	4,390,593
	Planet Technology Corp.	181,000	424,622
	Plastron Precision Co., Ltd.	375,491	183,941
#	Plotech Co., Ltd.	684,000	441,948
	Polytronics Technology Corp.	379,408	961,532
#	Posiflex Technology, Inc.	180,939	517,433
#	Pou Chen Corp.	14,792,005	13,410,228
#	Power Wind Health Industry, Inc.	170,781	1,024,519
#	Powertech Technology, Inc.	5,247,580	17,530,418
	Poya International Co., Ltd.	277,515	5,827,436
	President Chain Store Corp.	2,002,728	19,130,327
	President Securities Corp.	9,041,144	5,062,757
#	Primax Electronics, Ltd.	3,419,000	4,891,412
	Prince Housing & Development Corp.	11,096,141	3,704,903
*	Princeton Technology Corp.	907,000	222,777
	Pro Hawk Corp.	65,000	359,540
	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co., Ltd.	902,000	1,007,040
*	Promise Technology, Inc.	128,538	21,753
#	Prosperity Dielectrics Co., Ltd.	715,687	1,223,897
	Qisda Corp.	13,203,525	7,538,296
	QST International Corp.	349,000	521,104
	Qualipoly Chemical Corp.	685,893	593,961
#	Quang Viet Enterprise Co., Ltd.	180,000	799,286
	Quanta Computer, Inc.	9,500,436	26,543,927
#	Quanta Storage, Inc.	1,051,000	1,171,587
#*	Quintain Steel Co., Ltd.	2,864,215	713,443
	Radiant Opto-Electronics Corp.	3,420,692	14,624,845
	Radium Life Tech Co., Ltd.	7,374,858	2,454,225
	Rafael Microelectronics, Inc.	124,000	602,437
#	Realtek Semiconductor Corp.	1,404,861	17,923,462

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rechi Precision Co., Ltd.	2,385,292	$1,563,646
	Rexon Industrial Corp., Ltd.	279,559	769,083
#	Rich Development Co., Ltd.	5,353,769	1,679,900
#	RichWave Technology Corp.	285,100	2,614,033
*	Right WAY Industrial Co., Ltd.	295,767	126,759
*	Ritek Corp.	9,790,382	1,794,977
#*	Roo Hsing Co., Ltd.	4,277,000	2,092,891
*	Rotam Global Agrosciences, Ltd.	304,217	138,158
	Ruentex Development Co., Ltd.	3,679,827	6,379,050
#	Ruentex Engineering & Construction Co.	228,000	460,285
	Ruentex Industries, Ltd.	2,808,294	6,151,116
*	Sagittarius Life Science Corp.	47,744	64,884
	Samebest Co., Ltd.	176,160	315,574
	Sampo Corp.	2,824,895	2,221,050
#	San Fang Chemical Industry Co., Ltd.	1,168,659	812,070
	San Far Property, Ltd.	1,022,204	617,237
#	San Shing Fastech Corp.	734,622	1,141,065
#	Sanitar Co., Ltd.	265,000	267,667
	Sanyang Motor Co., Ltd.	3,816,802	2,720,849
#	SCI Pharmtech, Inc.	335,312	1,403,626
#	Scientech Corp.	263,000	522,220
	SDI Corp.	959,000	1,495,426
#	Sea Sonic Electronics Co., Ltd.	186,000	530,338
	Senao International Co., Ltd.	470,547	450,735
	Senao Networks, Inc.	143,000	475,374
	Sercomm Corp.	1,414,000	3,814,669
#	Sesoda Corp.	1,710,910	1,290,560
	Shan-Loong Transportation Co., Ltd.	588,247	592,929
#	Sharehope Medicine Co., Ltd.	377,225	505,332
	Sheng Yu Steel Co., Ltd.	1,186,000	711,650
	ShenMao Technology, Inc.	683,450	477,614
	Shieh Yih Machinery Industry Co., Ltd.	412,000	163,008
#	Shih Her Technologies, Inc.	355,000	617,685
*	Shih Wei Navigation Co., Ltd.	1,901,641	379,084
	Shihlin Electric & Engineering Corp.	1,640,787	2,552,634
	Shin Hai Gas Corp.	8,242	11,776
#*	Shin Kong Financial Holding Co., Ltd.	39,564,614	11,497,449
	Shin Shin Natural Gas Co.	9,480	11,286
	Shin Zu Shing Co., Ltd.	821,245	4,321,565
*	Shinih Enterprise Co., Ltd.	119,000	83,571
*	Shining Building Business Co., Ltd.	3,290,622	1,059,784
	Shinkong Insurance Co., Ltd.	2,044,784	2,392,445
	Shinkong Synthetic Fibers Corp.	12,032,844	4,579,888
	Shinkong Textile Co., Ltd.	869,169	1,317,676
#	Shiny Chemical Industrial Co., Ltd.	581,660	2,253,122
	ShunSin Technology Holding, Ltd.	181,000	685,270
*	Shuttle, Inc.	2,082,000	672,928
#	Sigurd Microelectronics Corp.	3,654,523	5,438,013
	Silergy Corp.	113,000	6,778,928
#*	Silicon Integrated Systems Corp.	3,745,817	1,587,069
	Silitech Technology Corp.	69,521	64,321
#	Simplo Technology Co., Ltd.	672,880	7,479,041
	Sinbon Electronics Co., Ltd.	1,746,849	10,384,349
	Sincere Navigation Corp.	3,227,741	1,573,651
#	Single Well Industrial Corp.	257,351	182,174
	Sinher Technology, Inc.	428,000	615,778
	Sinmag Equipment Corp.	326,519	869,439
	Sino-American Silicon Products, Inc.	3,554,000	11,864,779
	Sinon Corp.	3,537,740	2,379,135

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	SinoPac Financial Holdings Co., Ltd.	33,214,497	$12,073,687
	Sinopower Semiconductor, Inc.	108,000	331,792
#	Sinphar Pharmaceutical Co., Ltd.	913,507	1,309,615
	Sinyi Realty Co.	1,399,314	1,376,663
	Sirtec International Co., Ltd.	903,000	819,412
#	Sitronix Technology Corp.	774,774	3,976,047
	Siward Crystal Technology Co., Ltd.	1,148,705	898,293
	Soft-World International Corp.	463,000	1,597,932
#*	Solar Applied Materials Technology Co.	2,619,639	3,870,914
#	Solomon Technology Corp.	821,000	538,213
#	Solteam, Inc.	519,930	535,509
#	Sonix Technology Co., Ltd.	911,000	1,649,798
	Southeast Cement Co., Ltd.	1,181,000	659,288
#*	Speed Tech Corp.	298,000	891,403
	Spirox Corp.	452,745	464,599
	Sporton International, Inc.	359,479	3,055,617
#	St Shine Optical Co., Ltd.	376,000	3,976,087
#	Standard Chemical & Pharmaceutical Co., Ltd.	573,040	815,511
	Standard Foods Corp.	2,124,734	4,445,022
	Stark Technology, Inc.	612,520	1,363,517
*	Sunko INK Co., Ltd.	328,000	111,695
	Sunny Friend Environmental Technology Co., Ltd.	494,000	4,389,356
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,663,001	3,146,907
	Sunplus Technology Co., Ltd.	4,667,153	1,962,399
#	Sunrex Technology Corp.	971,145	1,541,099
	Sunspring Metal Corp.	991,000	774,666
	Supreme Electronics Co., Ltd.	2,218,857	2,248,432
#	Swancor Holding Co., Ltd.	433,061	1,551,977
	Sweeten Real Estate Development Co., Ltd.	1,052,179	791,417
#	Symtek Automation Asia Co., Ltd.	418,257	942,624
	Syncmold Enterprise Corp.	898,000	2,432,773
	Synmosa Biopharma Corp.	111,302	91,072
	Synnex Technology International Corp.	4,786,732	7,149,987
	Sysage Technology Co., Ltd.	704,756	1,014,305
	Systex Corp.	930,293	2,573,821
#	T3EX Global Holdings Corp.	705,000	699,832
#	TA Chen Stainless Pipe	5,576,694	4,432,999
#	Ta Liang Technology Co., Ltd.	315,000	468,465
	Ta Ya Electric Wire & Cable	4,512,900	1,728,739
	Ta Yih Industrial Co., Ltd.	279,000	542,889
#	Tah Hsin Industrial Corp.	456,300	805,897
	TAI Roun Products Co., Ltd.	141,000	52,718
#	TA-I Technology Co., Ltd.	355,834	883,210
#*	Tai Tung Communication Co., Ltd.	599,353	361,515
	Taichung Commercial Bank Co., Ltd.	23,303,491	9,307,366
	TaiDoc Technology Corp.	304,532	2,623,846
	Taiflex Scientific Co., Ltd.	1,200,460	2,103,691
#	Taimide Tech, Inc.	590,940	933,881
#	Tainan Enterprises Co., Ltd.	771,289	483,331
#	Tainan Spinning Co., Ltd.	10,098,791	3,791,289
*	Tainergy Tech Co., Ltd.	892,780	549,984
	Tainet Communication System Corp.	32,000	51,434
#	Tai-Saw Technology Co., Ltd.	309,960	295,474
	Taishin Financial Holding Co., Ltd.	43,434,434	19,794,638
#	Taisun Enterprise Co., Ltd.	939,775	711,155
#	Taita Chemical Co., Ltd.	1,565,189	854,771
	Taiwan Business Bank	23,773,703	8,201,028
	Taiwan Cement Corp.	24,203,947	37,177,525
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	741,448	892,748

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cogeneration Corp.	2,015,657	$2,706,441
	Taiwan Cooperative Financial Holding Co., Ltd.	26,824,881	19,592,659
	Taiwan FamilyMart Co., Ltd.	132,000	1,158,618
	Taiwan Fertilizer Co., Ltd.	4,258,000	8,117,428
	Taiwan Fire & Marine Insurance Co., Ltd.	1,397,880	937,404
	Taiwan FU Hsing Industrial Co., Ltd.	1,067,000	1,425,133
*	Taiwan Glass Industry Corp.	8,283,904	2,858,573
	Taiwan High Speed Rail Corp.	6,984,000	7,950,901
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,513,545	4,590,812
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,094,000	839,139
	Taiwan Kolin Co., Ltd.	508,000	0
*	Taiwan Land Development Corp.	7,468,009	1,772,206
	Taiwan Line Tek Electronic	528,071	472,075
	Taiwan Mobile Co., Ltd.	5,662,900	20,290,659
	Taiwan Navigation Co., Ltd.	1,491,720	793,327
	Taiwan Paiho, Ltd.	2,346,152	5,171,793
	Taiwan PCB Techvest Co., Ltd.	2,196,816	2,761,966
*	Taiwan Prosperity Chemical Corp.	9,042	5,500
	Taiwan Sakura Corp.	1,176,243	2,025,352
	Taiwan Sanyo Electric Co., Ltd.	403,650	478,433
	Taiwan Secom Co., Ltd.	1,631,405	4,789,524
	Taiwan Semiconductor Co., Ltd.	2,005,000	2,550,127
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	6,829,693	538,794,481
#	Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	603,096,016
	Taiwan Shin Kong Security Co., Ltd.	1,466,561	1,881,588
#	Taiwan Styrene Monomer	2,958,404	1,491,110
#	Taiwan Surface Mounting Technology Corp.	2,411,674	11,093,316
	Taiwan Taxi Co., Ltd.	136,710	426,401
	Taiwan TEA Corp.	7,766,896	4,415,663
#	Taiwan Union Technology Corp.	1,429,000	6,622,948
	Taiyen Biotech Co., Ltd.	840,910	910,478
#*	Tatung Co., Ltd.	6,515,588	3,554,512
	Tayih Lun An Co., Ltd.	45,000	24,570
#	TCI Co., Ltd.	486,282	4,698,440
	Te Chang Construction Co., Ltd.	440,980	425,687
	Teco Electric and Machinery Co., Ltd.	9,888,000	9,190,676
	Tehmag Foods Corp.	88,600	656,018
	Ten Ren Tea Co., Ltd.	171,170	216,341
	Tera Autotech Corp.	23,000	21,834
	Test Research, Inc.	983,370	1,817,165
	Test-Rite International Co., Ltd.	1,805,166	1,344,002
*	Tex-Ray Industrial Co., Ltd.	1,129,000	824,664
	Thinking Electronic Industrial Co., Ltd.	449,058	1,491,330
#	Thye Ming Industrial Co., Ltd.	861,992	889,330
#*	Ton Yi Industrial Corp.	6,218,300	1,924,518
	Tong Hsing Electronic Industries, Ltd.	1,207,086	5,793,958
	Tong Yang Industry Co., Ltd.	3,157,341	3,727,473
	Tong-Tai Machine & Tool Co., Ltd.	2,019,804	866,029
#	TOPBI International Holdings, Ltd.	743,309	1,009,562
#	Topco Scientific Co., Ltd.	1,166,050	4,619,527
	Topco Technologies Corp.	265,468	569,606
	Topkey Corp.	61,000	333,633
#	Topoint Technology Co., Ltd.	1,059,993	802,872
#	Toung Loong Textile Manufacturing	600,000	553,955
#*	TPK Holding Co., Ltd.	3,099,000	5,499,181
	Trade-Van Information Services Co.	331,000	536,498
#	Transcend Information, Inc.	884,870	1,989,416
	Tripod Technology Corp.	3,095,660	13,437,827
	Tsang Yow Industrial Co., Ltd.	779,000	405,991

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Tsann Kuen Enterprise Co., Ltd.	771,441	$493,968
	TSC Auto ID Technology Co., Ltd.	195,570	1,161,116
*	TSEC Corp.	2,600,945	1,423,204
	TSRC Corp.	4,597,154	2,426,896
#	Ttet Union Corp.	263,000	1,064,281
#	TTFB Co., Ltd.	87,000	688,767
	TTY Biopharm Co., Ltd.	1,315,991	3,157,533
	Tung Ho Steel Enterprise Corp.	8,118,645	6,536,685
#*	Tung Thih Electronic Co., Ltd.	272,848	688,145
	TURVO International Co., Ltd.	327,515	725,383
#	TXC Corp.	1,814,762	4,657,634
#	TYC Brother Industrial Co., Ltd.	1,925,333	1,463,484
*	Tycoons Group Enterprise	4,061,353	617,243
	Tyntek Corp.	1,871,413	864,620
	UDE Corp.	551,000	626,554
	Ultra Chip, Inc.	352,000	293,916
	U-Ming Marine Transport Corp.	3,744,200	3,546,503
	Unimicron Technology Corp.	6,688,563	14,693,828
#	Union Bank Of Taiwan	9,431,701	3,348,942
	Union Insurance Co., Ltd.	445,895	271,716
	Uni-President Enterprises Corp.	17,259,734	42,125,023
#	Unitech Computer Co., Ltd.	531,365	497,108
#	Unitech Printed Circuit Board Corp.	5,422,839	4,688,232
#	United Integrated Services Co., Ltd.	1,220,640	8,565,911
#	United Microelectronics Corp.	65,606,441	49,749,021
	United Orthopedic Corp.	560,468	653,533
#	United Radiant Technology	827,000	377,140
*	United Renewable Energy Co., Ltd.	23,992,313	7,398,317
*	Unity Opto Technology Co., Ltd.	3,736,276	394,104
	Univacco Technology, Inc.	52,000	39,892
	Universal Cement Corp.	3,253,790	1,899,892
#	Universal Microwave Technology, Inc.	298,643	824,199
#*	Unizyx Holding Corp.	1,966,496	1,143,680
	UPC Technology Corp.	9,029,684	2,897,222
#	Userjoy Technology Co., Ltd.	257,597	690,845
	USI Corp.	7,151,226	2,807,258
#*	Usun Technology Co., Ltd.	283,100	318,970
#	Utechzone Co., Ltd.	300,000	516,930
	Vanguard International Semiconductor Corp.	3,929,000	12,735,084
	Ve Wong Corp.	704,524	724,142
#	VHQ Media Holdings, Ltd.	102,000	211,286
	Victory New Materials, Ltd. Co.	1,132,500	411,761
	Visual Photonics Epitaxy Co., Ltd.	797,224	2,356,916
	Vivotek, Inc.	176,504	442,845
	Voltronic Power Technology Corp.	293,717	8,948,681
#	Wafer Works Corp.	2,633,909	3,345,054
#	Waffer Technology Corp.	630,000	306,307
	Wah Hong Industrial Corp.	364,280	301,629
	Wah Lee Industrial Corp.	1,444,000	2,696,342
#	Walsin Lihwa Corp.	20,448,307	10,004,273
#	Walsin Technology Corp.	1,916,496	11,482,266
*	Walton Advanced Engineering, Inc.	2,129,662	703,099
	Wan Hai Lines, Ltd.	5,227,026	3,106,910
	WAN HWA Enterprise Co.	428,452	177,733
#	Wei Chuan Foods Corp.	1,372,000	941,785
	Wei Mon Industry Co., Ltd.	2,514,674	0
#	Weikeng Industrial Co., Ltd.	2,539,979	1,474,926
#	Well Shin Technology Co., Ltd.	760,443	1,175,492
	Weltrend Semiconductor	85,000	86,358

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Wha Yu Industrial Co., Ltd.	322,000	$148,728
	Wholetech System Hitech, Ltd.	254,000	240,929
	Win Semiconductors Corp.	995,248	10,732,448
#	Winbond Electronics Corp.	19,422,188	8,689,951
	Winmate, Inc.	127,000	266,906
	Winstek Semiconductor Co., Ltd.	555,000	451,672
*	Wintek Corp.	6,349,135	74,362
#	Wisdom Marine Lines Co., Ltd.	3,216,849	2,374,873
	Wistron Corp.	17,612,169	20,636,030
	Wistron NeWeb Corp.	1,879,515	4,133,435
#	Wowprime Corp.	628,000	1,529,435
	WPG Holdings, Ltd.	9,720,957	13,223,662
	WT Microelectronics Co., Ltd.	2,242,789	3,214,882
#	WUS Printed Circuit Co., Ltd.	1,447,230	1,587,378
#	XAC Automation Corp.	212,000	177,337
	XPEC Entertainment, Inc.	63,985	5,417
	Xxentria Technology Materials Corp.	698,736	1,209,859
#	Yageo Corp.	740,227	9,829,255
*	Yang Ming Marine Transport Corp.	11,799,491	2,540,465
	YC INOX Co., Ltd.	2,520,560	1,993,006
	YCC Parts Manufacturing Co., Ltd.	51,000	77,476
*	Yea Shin International Development Co., Ltd.	1,582,715	806,259
#	Yem Chio Co., Ltd.	4,143,762	1,634,686
#	Yeong Guan Energy Technology Group Co., Ltd.	639,774	2,035,954
	YFC-Boneagle Electric Co., Ltd.	756,000	493,849
#	YFY, Inc.	12,238,997	5,712,693
	Yi Jinn Industrial Co., Ltd.	2,124,096	957,573
	Yieh Phui Enterprise Co., Ltd.	12,323,342	3,491,075
#	Yonyu Plastics Co., Ltd.	554,050	618,196
#	Young Fast Optoelectronics Co., Ltd.	1,096,137	881,891
*	Young Optics, Inc.	18,000	38,469
#	Youngtek Electronics Corp.	601,569	1,416,028
	Yuanta Financial Holding Co., Ltd.	42,880,301	26,383,336
	Yuanta Futures Co., Ltd.	48,000	90,100
	Yulon Finance Corp.	1,265,200	4,539,951
*	Yulon Motor Co., Ltd.	7,933,715	6,427,667
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	931,692
	Yungshin Construction & Development Co., Ltd.	499,200	570,731
	YungShin Global Holding Corp.	1,137,400	1,774,584
	Zeng Hsing Industrial Co., Ltd.	349,974	1,583,816
#	Zenitron Corp.	1,683,000	1,068,690
#	Zero One Technology Co., Ltd.	768,000	1,128,005
	Zhen Ding Technology Holding, Ltd.	3,363,150	15,504,448
#*	Zig Sheng Industrial Co., Ltd.	5,608,638	1,304,266
*	Zinwell Corp.	2,347,979	1,495,360
#	Zippy Technology Corp.	666,028	758,688
#	ZongTai Real Estate Development Co., Ltd.	783,625	973,330
TOTAL TAIWAN			4,177,118,079
THAILAND — (2.3%)
	AAPICO Hitech PCL	160,600	43,520
	AAPICO Hitech PCL	867,080	234,966
	Advanced Info Service PCL	3,772,009	22,378,631
	Advanced Information Technology PCL, Class F	695,100	383,411
	AEON Thana Sinsap Thailand PCL	442,400	1,532,244
	AEON Thana Sinsap Thailand PCL	11,200	38,791
	After You PCL	589,300	161,581
	Airports of Thailand PCL	11,056,800	18,261,050
	AJ Plast PCL	1,560,500	875,772

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Allianz Ayudhya Capital PCL	136,500	$150,475
	Amata Corp. PCL	3,403,000	1,636,976
	Ananda Development PCL	14,551,100	681,299
	AP Thailand PCL	15,864,136	3,128,820
*	Asia Aviation PCL	17,245,400	1,001,016
	Asia Plus Group Holdings PCL	13,410,000	743,985
	Asia Plus Group Holdings PCL	468,800	26,009
	Asia Sermkij Leasing PCL	1,158,900	631,806
	Asian Insulators PCL	9,576,560	408,461
	B Grimm Power PCL	2,900,500	4,557,829
	Bangchak Corp. PCL	5,955,500	3,705,178
	Bangkok Airways PCL	5,669,500	1,036,355
	Bangkok Aviation Fuel Services PCL	1,591,742	1,051,548
	Bangkok Bank PCL	672,700	2,146,513
	Bangkok Bank PCL	83,200	265,482
	Bangkok Chain Hospital PCL	6,494,650	3,124,180
	Bangkok Dusit Medical Services PCL, Class F	15,506,500	10,989,935
	Bangkok Expressway & Metro PCL	30,637,955	8,695,451
	Bangkok Insurance PCL	23,140	210,752
	Bangkok Land PCL	133,408,604	4,492,232
	Bangkok Life Assurance PCL	3,468,040	1,801,724
*	Bangkok Ranch PCL	5,315,700	301,733
	Banpu PCL	18,963,710	3,375,245
	Banpu Power PCL	2,313,500	1,120,303
	Beauty Community PCL	12,951,600	581,488
*	BEC World PCL	8,063,600	1,184,359
	Berli Jucker PCL	3,172,550	3,764,430
*	Better World Green PCL	9,686,900	192,604
	BTS Group Holdings PCL	8,948,300	3,013,137
	Bumrungrad Hospital PCL	2,162,800	7,941,653
*	Buriram Sugar PCL	1,042,160	94,248
	Cal-Comp Electronics Thailand PCL, Class F	19,991,928	1,211,729
	Carabao Group PCL, Class F	1,021,900	3,981,748
	Central Pattana PCL	6,337,900	9,806,900
*	Central Plaza Hotel PCL	4,127,100	2,964,709
*	Central Retail Corp. PCL	528,517	500,000
	CH Karnchang PCL	4,513,867	2,649,042
	Charoen Pokphand Foods PCL	20,355,300	22,031,312
	Charoong Thai Wire & Cable PCL, Class F	1,044,500	169,157
	Chularat Hospital PCL, Class F	29,096,900	2,164,830
	CIMB Thai Bank PCL	1,623,900	30,205
*	COL PCL	406,700	206,073
	Com7 PCL, Class F	3,738,300	4,585,584
	Communication & System Solution PCL	1,612,000	82,196
*	Country Group Development PCL	14,436,400	277,779
*	Country Group Holdings PCL	3,932,111	92,053
*	CP ALL PCL	18,041,100	39,487,054
	Delta Electronics Thailand PCL	218,300	794,582
	Demco PCL	847,400	82,614
	Dhipaya Insurance PCL	3,297,900	3,067,076
	Do Day Dream PCL	29,700	14,096
	Dynasty Ceramic PCL	27,167,460	2,108,402
	Eastern Polymer Group PCL, Class F	4,707,900	736,777
	Eastern Power Group PCL	2,018,104	274,409
	Eastern Water Resources Development and Management PCL, Class F	3,799,300	1,206,224
	Electricity Generating PCL	663,400	5,042,117
	Energy Absolute PCL	4,784,600	7,249,975
	Erawan Group PCL (The)	13,056,700	1,390,147
*	Esso Thailand PCL	7,079,800	1,725,535

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Forth Corp. PCL	935,400	$182,985
	Forth Smart Service PCL	2,900,400	599,938
	Fortune Parts Industry PCL, Class F	2,927,600	140,829
	GFPT PCL	3,694,022	1,575,579
	Global Green Chemicals PCL, Class F	1,761,900	519,826
	Global Power Synergy PCL, Class F	2,229,926	4,898,579
	GMM Grammy PCL	370,000	115,690
*	Grande Asset Hotels & Property PCL	2,158,431	35,994
	Gunkul Engineering PCL	8,898,700	764,804
	Haad Thip PCL	77,400	43,934
	Hana Microelectronics PCL	4,188,857	4,869,592
	Home Product Center PCL	22,283,715	11,148,110
*	ICC International PCL	51,000	48,657
	Ichitan Group PCL	4,702,500	1,334,631
	Indorama Ventures PCL	6,364,000	5,102,221
*	Interlink Communication PCL	858,350	112,859
	Intouch Holdings PCL	843,114	1,534,409
	Intouch Holdings PCL, Class F	794,700	1,446,299
	IRPC PCL	41,221,890	3,357,768
*	Italian-Thai Development PCL	27,670,519	931,742
*	ITV PCL	183,700	0
	Jasmine International PCL	30,813,100	3,399,248
	Jubilee Enterprise PCL	127,400	69,864
	JWD Infologistics PCL	878,900	171,933
	Kang Yong Electric PCL	1,400	14,053
	Karmarts PCL	5,071,966	452,179
	Kasikornbank PCL	1,444,200	3,774,627
	Kasikornbank PCL	1,549,600	4,025,258
	KCE Electronics PCL	3,392,464	3,046,228
	KGI Securities Thailand PCL	12,493,100	1,362,192
	Khon Kaen Sugar Industry PCL	16,427,748	1,053,652
	Khonburi Sugar PCL	284,500	29,378
	Kiatnakin Bank PCL	1,821,207	2,263,185
	Krung Thai Bank PCL	5,659,575	1,787,760
	Krungthai Card PCL	3,287,900	3,242,297
	Lam Soon Thailand PCL	2,756,000	387,117
	Land & Houses PCL	6,500,500	1,542,651
	Land & Houses PCL	10,333,780	2,452,336
	Lanna Resources PCL	2,426,250	560,218
	LH Financial Group PCL	49,676,427	1,577,156
*	Loxley PCL	13,000,035	637,859
	LPN Development PCL	9,313,096	1,457,481
	Major Cineplex Group PCL	5,333,800	2,446,030
	MBK PCL	7,031,600	2,660,880
*	MCOT PCL	1,734,500	266,996
	MCS Steel PCL	2,787,600	1,197,910
	Mega Lifesciences PCL	2,953,600	3,196,793
	Millcon Steel PCL	2,111,406	46,721
*	Minor International PCL	8,256,839	4,819,193
	MK Restaurants Group PCL	949,800	1,500,125
*	Mono Technology PCL, Class F	6,891,400	587,866
*	Muangthai Capital PCL	2,443,700	3,918,384
	Namyong Terminal PCL	3,250,200	302,271
*	Nava Nakorn PCL	638,800	41,791
*	Nawarat Patanakarn PCL	680,800	11,571
	Netbay PCL	589,900	567,530
	Noble Development PCL	329,400	115,143
	Origin Property PCL, Class F	8,741,900	1,850,286
	PCS Machine Group Holding PCL	1,542,500	222,601

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Plan B Media Pcl, Class F	13,455,600	$2,308,585
	Platinum Group PCL (The), Class F	1,577,800	127,509
	Polyplex Thailand PCL	2,669,487	2,003,239
*	Power Line Engineering PCL	136,400	3,631
*	Precious Shipping PCL	6,664,800	1,143,484
	Premier Marketing PCL	2,979,100	630,548
	Prima Marine PCL	3,921,100	1,163,158
*	Principal Capital PCL	840,700	77,107
	Property Perfect PCL	62,538,740	802,229
	Pruksa Holding PCL	6,497,500	2,354,582
	PTG Energy PCL	7,015,900	4,252,402
	PTT Exploration & Production PCL	8,636,869	25,205,005
	PTT Global Chemical PCL	4,087,111	6,160,321
	PTT PCL	32,343,900	40,452,565
	Pylon PCL	1,567,100	256,304
	Quality Houses PCL	57,928,104	3,938,349
*	Raimon Land PCL	18,654,600	394,838
	Rajthanee Hospital PCL	25,100	17,387
	Ratch Group PCL	2,184,801	4,186,382
	Ratchthani Leasing PCL	12,334,475	1,400,274
*	Regional Container Lines PCL	3,885,400	351,377
	Rojana Industrial Park PCL	9,531,612	1,314,389
	RS PCL	3,781,900	2,231,603
	S 11 Group PCL	1,074,300	172,260
	Sabina PCL	108,500	60,892
	Saha Pathana Inter-Holding PCL	33,600	65,999
*	Sahakol Equipment PCL	5,765,900	294,004
	Sahamitr Pressure Container PCL	374,800	137,023
	Saha-Union PCL	723,700	777,486
	Samart Corp. PCL	4,765,500	764,131
*	Samart Digital Public Co., Ltd.	12,000	54
	Samart Telcoms PCL	2,905,000	512,387
	Sansiri PCL	87,603,485	1,994,660
	Sappe PCL	1,291,200	728,778
	SC Asset Corp. PCL	16,975,416	1,241,207
	SEAFCO PCL	5,401,384	1,203,868
	Sena Development PCL	2,223,650	192,539
*	Sermsang Power Corp. Co., Ltd.	421,900	104,858
	Siam Cement PCL (The)	1,097,700	13,447,331
	Siam Cement PCL (The)	737,000	9,028,590
	Siam City Cement PCL	535,988	2,595,500
	Siam City Cement PCL	5,224	25,297
	Siam Commercial Bank PCL (The)	2,753,869	5,917,076
	Siam Future Development PCL	9,376,802	1,287,027
	Siam Global House PCL	8,710,309	5,307,332
	Siam Wellness Group PCL, Class F	2,784,000	486,581
	Siamgas & Petrochemicals PCL	6,567,900	1,874,587
	Singha Estate PCL	22,232,617	1,162,164
	Sino-Thai Engineering & Construction PCL	5,172,800	2,455,141
	SNC Former PCL	1,058,000	305,364
	Somboon Advance Technology PCL	2,813,425	956,380
	SPCG PCL	4,491,800	2,664,902
*	Sri Trang Agro-Industry PCL	4,883,640	3,954,523
*	Sriracha Construction PCL	697,100	156,488
*	Srisawad Corp. PCL	4,035,022	6,211,210
*	Srithai Superware PCL	10,393,500	213,320
	Srivichai Vejvivat PCL	98,800	21,070
	Star Petroleum Refining PCL	15,382,100	3,428,384
	STP & I PCL	10,265,533	1,389,258

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	9,892,525	$5,202,835
	Super Energy Corp. PCL	132,893,400	3,792,997
	Susco PCL	2,606,800	193,948
	Synnex Thailand PCL	1,687,390	616,892
	Syntec Construction PCL	9,249,000	456,777
	TAC Consumer PCL, Class F	971,500	188,490
	Taokaenoi Food & Marketing PCL, Class F	3,301,500	984,653
*	Tata Steel Thailand PCL	23,690,700	273,508
	Thai Agro Energy PCL	980,300	82,366
*	Thai Airways International PCL	9,215,337	868,856
	Thai Central Chemical PCL	96,100	61,945
	Thai Nakarin Hospital PCL	155,500	165,810
	Thai Oil PCL	3,396,100	4,574,239
	Thai Rayon PCL	6,000	5,003
	Thai Rayon PCL	20,400	17,010
*	Thai Reinsurance PCL	5,002,500	165,239
	Thai Solar Energy PCL, Class F	3,906,650	358,311
	Thai Stanley Electric PCL	7,500	38,363
	Thai Stanley Electric PCL, Class F	170,300	871,093
	Thai Union Group PCL, Class F	10,013,760	4,303,195
	Thai Vegetable Oil PCL	3,590,925	3,368,381
	Thai Wah PCL, Class F	3,792,900	471,946
	Thaicom PCL	5,068,700	877,767
	Thaifoods Group PCL	7,864,100	1,190,365
	Thaire Life Assurance PCL	3,463,800	262,152
	Thanachart Capital PCL	5,298,800	5,905,020
	Thitikorn PCL	1,672,300	396,858
	Thoresen Thai Agencies PCL	10,114,500	979,581
	Tipco Asphalt PCL	1,259,700	1,131,134
	Tipco Asphalt PCL	3,394,300	3,047,876
	TIPCO Foods PCL	2,249,700	559,133
	Tisco Financial Group PCL	90	188
	Tisco Financial Group PCL	1,474,200	3,072,974
	TKS Technologies PCL	305,000	54,774
	TMB Bank PCL	151,942,725	4,629,058
*	TMT Steel PCL	3,603,800	485,399
	TOA Paint Thailand PCL	638,200	793,081
	Total Access Communication PCL	3,153,400	3,716,426
	Total Access Communication PCL	2,184,000	2,573,944
	TPC Power Holdings Co., Ltd.	1,554,500	653,057
	TPI Polene PCL	76,629,510	3,145,539
	TPI Polene Power PCL	5,987,400	768,046
	True Corp. PCL	88,899,448	9,579,160
	TTCL PCL	976,678	89,579
	TTW PCL	8,322,100	3,576,241
*	U City PCL, Class F	9,526,239	446,029
	Union Auction PCL	428,200	94,065
	Unique Engineering & Construction PCL	6,511,505	1,064,978
	United Paper PCL	2,698,100	1,012,355
	Univanich Palm Oil PCL	1,299,900	185,090
	Univentures PCL	7,216,000	689,607
*	Vanachai Group PCL	7,455,240	855,921
	VGI PCL	4,135,600	875,329
	Vibhavadi Medical Center PCL	24,297,300	1,199,963
	Vinythai PCL	2,475,700	1,889,575
	WHA Corp. PCL	15,881,400	1,639,962
	WHA Utilities and Power PCL	2,493,100	351,788
	Workpoint Entertainment PCL	1,954,680	620,583
TOTAL THAILAND			583,108,119

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (0.7%)
*	Afyon Cimento Sanayi TAS	765,148	$469,606
#*	Akbank T.A.S.	8,761,153	6,589,978
	Akcansa Cimento A.S.	54,323	99,481
#	Aksa Akrilik Kimya Sanayii A.S.	1,362,326	1,450,029
#*	Aksa Enerji Uretim A.S.	1,358,614	1,070,403
	Aksigorta A.S.	837,121	908,615
#*	Alarko Holding A.S.	622,104	485,271
#*	Albaraka Turk Katilim Bankasi A.S.	4,389,778	999,213
	Alkim Alkali Kimya A.S.	743,174	1,418,739
	Anadolu Anonim Turk Sigorta Sirketi	1,649,466	1,509,668
#	Anadolu Cam Sanayii A.S.	1,928,004	1,352,163
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	530,341	1,469,049
	Anadolu Hayat Emeklilik A.S.	589,477	684,193
#*	Arcelik A.S.	1,117,385	3,701,104
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	676,570	3,408,694
	AvivaSA Emeklilik ve Hayat A.S., Class A	111,545	218,353
	Aygaz A.S.	285,711	518,368
*	Bagfas Bandirma Gubre Fabrikalari A.S.	305,717	740,933
*	Bera Holding A.S.	2,272,783	2,687,196
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	1,083,806	457,847
#	BIM Birlesik Magazalar A.S.	1,648,445	16,829,568
	Bizim Toptan Satis Magazalari A.S.	60,447	147,530
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	252,870	497,411
	Borusan Yatirim ve Pazarlama A.S.	2,670	34,862
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	332,927
*	Bursa Cimento Fabrikasi A.S.	137,858	119,474
#*	Celebi Hava Servisi A.S.	24,695	268,008
#	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	183,194	316,998
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	307,629	514,849
	Coca-Cola Icecek A.S.	585,372	3,764,787
	Deva Holding A.S.	174,912	517,186
#	Dogan Sirketler Grubu Holding A.S.	7,474,820	2,257,969
	Dogus Otomotiv Servis ve Ticaret A.S.	143,377	350,362
	EGE Endustri VE Ticaret A.S.	9,002	935,546
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,227,778	1,108,046
	Enerjisa Enerji A.S.	1,103,502	1,307,856
	Enka Insaat ve Sanayi A.S.	2,750,803	2,567,073
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	35,963	122,213
#	Eregli Demir ve Celik Fabrikalari TAS	5,417,914	5,917,783
*	Fenerbahce Futbol A.S.	236,837	454,683
	Ford Otomotiv Sanayi A.S.	342,650	4,059,873
*	Global Yatirim Holding A.S.	480,756	322,988
#*	Goldas Kuyumculuk Sanayi Ithalat Ve B	61,429	0
#*	Goodyear Lastikleri TAS	768,966	604,450
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,130,680	920,727
	GSD Holding A.S.	2,231,315	823,225
#*	Gubre Fabrikalari TAS	138,251	580,904
#	Hektas Ticaret TAS	933,457	1,980,264
#*	Ihlas Holding A.S.	2,287,995	298,032
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	783,793	1,477,463
*	Is Finansal Kiralama A.S.	483,788	279,969
	Is Yatirim Menkul Degerler A.S., Class A	1,347,838	1,514,384
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,257,807	799,022
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	7,261,045	3,106,299
#	Kartonsan Karton Sanayi ve Ticaret A.S.	4,873	469,236
*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	151,722
	KOC Holding A.S.	711,489	1,649,022
*	Konya Cimento Sanayii A.S.	3,401	230,272
#	Kordsa Teknik Tekstil A.S.	775,272	1,323,427

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Koza Altin Isletmeleri A.S.	190,930	$2,369,022
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,860,242	3,802,537
*	Logo Yazilim Sanayi Ve Ticaret A.S.	103,205	1,342,770
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	99,354
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	2,550,351	725,879
#*	Migros Ticaret A.S.	494,849	3,187,524
*	MLP Saglik Hizmetleri A.S.	6,210	15,689
*	NET Holding A.S.	1,606,416	580,638
*	Netas Telekomunikasyon A.S.	162,806	391,123
	Nuh Cimento Sanayi A.S.	279,156	707,897
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,021	1,159,051
*	Oyak Cimento Fabrikalari A.S.	148,965	176,590
#*	Pegasus Hava Tasimaciligi A.S.	449,523	3,065,548
#*	Petkim Petrokimya Holding A.S.	4,060,499	2,272,837
	Polisan Holding A.S.	716,128	338,964
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	796,107	774,152
#	Sasa Polyester Sanayi A.S.	261,380	506,475
#*	Sekerbank Turk A.S.	1,791,829	380,642
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,124,514	1,368,559
#	Soda Sanayii A.S.	2,632,762	2,464,182
#	Tat Gida Sanayi A.S.	239,350	395,115
#	TAV Havalimanlari Holding A.S.	1,230,680	2,934,895
#	Tekfen Holding A.S.	2,103,426	4,593,010
	Tofas Turk Otomobil Fabrikasi A.S.	793,591	2,887,360
#	Trakya Cam Sanayii A.S.	3,420,314	1,853,468
*	Tupras Turkiye Petrol Rafinerileri A.S.	147,301	1,745,596
#*	Turcas Petrol A.S.	450,747	233,705
#*	Turk Hava Yollari AO	4,636,799	7,046,945
	Turk Telekomunikasyon A.S.	2,384,060	2,473,081
	Turk Traktor ve Ziraat Makineleri A.S.	38,668	599,733
#	Turkcell Iletisim Hizmetleri A.S.	5,402,863	11,468,667
#	Turkcell Iletisim Hizmetleri A.S., ADR	153,721	813,184
*	Turkiye Garanti Bankasi A.S.	7,788,408	7,828,791
#*	Turkiye Halk Bankasi A.S.	1,997,917	1,582,491
#*	Turkiye Is Bankasi A.S., Class C	4,218,042	2,903,506
#*	Turkiye Sinai Kalkinma Bankasi A.S.	16,893,622	2,743,526
#	Turkiye Sise ve Cam Fabrikalari A.S.	2,616,447	2,161,797
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,584,524	2,321,471
*	Ulker Biskuvi Sanayi A.S.	1,196,882	4,451,575
*	Vestel Elektronik Sanayi ve Ticaret A.S.	789,568	1,981,979
#*	Yapi ve Kredi Bankasi A.S.	6,653,329	2,041,068
#*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	932,230	1,203,319
*	Zorlu Enerji Elektrik Uretim A.S.	1,603,291	556,450
TOTAL TURKEY			181,745,478
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	453,020	626,341
	Abu Dhabi Islamic Bank PJSC	901,757	914,696
	Air Arabia PJSC	2,901,811	910,297
	Aldar Properties PJSC	4,881,386	2,319,279
	Amanat Holdings PJSC	1,768,243	410,292
*	Amlak Finance PJSC	3,113,893	287,287
*	Arabtec Holding PJSC	1,809,860	640,094
	Aramex PJSC	239,510	212,015
*	DAMAC Properties Dubai Co. PJSC	1,583,918	391,865
	Dana Gas PJSC	1,611,960	316,928
*	Deyaar Development PJSC	15,783,689	1,167,142
	Dubai Financial Market PJSC	3,386,066	746,100
	Dubai Investments PJSC	909,061	286,685

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Islamic Bank PJSC	2,712,579	$2,772,561
*	DXB Entertainments PJSC	3,621,115	120,610
*	Emaar Malls PJSC	1,366,856	497,441
	Emirates Telecommunications Group Co. PJSC	433,087	1,958,192
*	Eshraq Investments PJSC	2,302,156	214,824
	First Abu Dhabi Bank PJSC	248,700	754,166
*	International Holdings Co. PJSC	16,916	152,292
	National Central Cooling Co. PJSC	235,780	125,892
	RAK Properties PJSC	130,748	13,349
	Ras Al Khaimah Ceramics	42,562	15,222
TOTAL UNITED ARAB EMIRATES			15,853,570
TOTAL COMMON STOCKS			24,445,458,420
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.1%)
	AES Tiete Energia SA	6,203	3,567
	Alpargatas SA	628,181	3,788,438
*	AZUL SA	356,000	1,386,042
	Banco ABC Brasil SA	810,119	2,183,488
	Banco Bradesco SA	7,389,861	31,788,918
	Banco do Estado do Rio Grande do Sul SA, Class B	1,927,228	5,268,285
	Banco Pan SA	320,189	605,815
	Braskem SA, Class A	193,975	847,807
	Centrais Eletricas Brasileiras SA, Class B	601,103	4,430,593
	Centrais Eletricas Santa Catarina	66,063	685,129
	Cia de Saneamento do Parana	5,797,206	6,734,541
	Cia de Transmissao de Energia Eletrica Paulista	1,132,895	4,895,084
	Cia Energetica de Minas Gerais	2,665,555	6,131,765
	Cia Energetica de Sao Paulo, Class B	1,306,387	8,013,799
	Cia Energetica do Ceara, Class A	88,430	1,127,296
	Cia Ferro Ligas da Bahia - FERBASA	429,182	1,479,271
	Cia Paranaense de Energia	521,741	6,639,094
*	Eucatex SA Industria e Comercio	95,359	115,165
	Gerdau SA	2,824,371	9,447,868
*	Gol Linhas Aereas Inteligentes SA	306,300	1,051,621
	Itau Unibanco Holding SA	7,236,738	37,303,560
	Lojas Americanas SA	1,079,359	7,055,648
	Marcopolo SA	3,615,445	2,065,355
	Petroleo Brasileiro SA	28,735,931	122,291,106
	Randon SA Implementos e Participacoes	1,175,762	2,648,341
	Schulz SA	125,540	289,992
	Telefonica Brasil SA	1,084,893	10,949,692
	Unipar Carbocloro SA	575,674	3,018,221
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	2,836,598	4,420,842
TOTAL BRAZIL			286,666,343
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	329,325	448,055
	Embotelladora Andina SA, Class B	1,291,362	3,240,942
	Sociedad Quimica y Minera de Chile SA, Class B	61,336	1,867,481
TOTAL CHILE			5,556,478
COLOMBIA — (0.1%)
	Avianca Holdings SA	2,221,136	110,075
	Banco Davivienda SA	531,782	3,931,739
	Bancolombia SA	245,604	1,743,505

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo Argos SA	93,838	$194,564
	Grupo Aval Acciones y Valores SA	9,883,820	2,303,489
	Grupo de Inversiones Suramericana SA	241,658	1,056,485
TOTAL COLOMBIA			9,339,857
SOUTH KOREA — (0.0%)
#	AMOREPACIFIC Group	6,521	187,370
	CJ Corp.	5,186	249,468
TOTAL SOUTH KOREA			436,838
TOTAL PREFERRED STOCKS			301,999,516
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	B2W Cia Digital. Rights 08/25/20	2,260	3,033
*	CVC Brasil Operadora e Agencia de Viagens SA Rights 08/13/20	184,989	574,483
*	Gafisa SA Rights 06/15/20	0	0
*	IRB Brasil Resseguros SA 08/12/20	256,604	49,190
TOTAL BRAZIL			626,706
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	296,581	0
CHINA — (0.0%)
#*	China Merchants Securities Co., Ltd. Rights 08/11/20	164,460	24,827
*	Legend Holdings Corp. Rights 05/23/19	16,192	0
TOTAL CHINA			24,827
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	89,408	18,500
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	2,213,652	2,167,419
TOTAL INDIA			2,185,919
SOUTH AFRICA — (0.0%)
#*	Foschini Group, Ltd. (The) Rights 08/07/20	861,843	1,381,470
#*	Sun International, Ltd. Rights 08/07/20	1,177,329	8,265
TOTAL SOUTH AFRICA			1,389,735
SOUTH KOREA — (0.0%)
*	Chorokbaem Media Co., Ltd. Rights 08/04/20	144,667	41,285
*	Jejuair Co., Ltd. Rights 08/06/20	23,174	49,600
*	Jejuair Co., Ltd. Rights 08/10/20	8,638	112,017
*	Pobis TNC Co., Ltd. Rights 07/09/20	174,270	19,016
*	SBW, Inc. Rights 08/10/20	737,651	144,880
TOTAL SOUTH KOREA			366,798
TAIWAN — (0.0%)
*	Shin Zu Shing Co., Ltd. Rights 08/24/20	33,884	50,893
THAILAND — (0.0%)
*	Better World Green PCL Rights 08/14/20	242,172	0

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Grande Asset Hotels Foreign Rights 06/03/19	215,843	$0
TOTAL THAILAND		0
TOTAL RIGHTS/WARRANTS		4,644,878
TOTAL INVESTMENT SECURITIES (Cost $21,152,267,572)		24,752,102,814

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	43,666,872	505,269,376
TOTAL INVESTMENTS — (100.0%)
(Cost $21,657,428,044)^^			$25,257,372,190
As of July 31, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,650	09/18/20	$255,132,912	$269,238,750	$14,105,838
Total Futures Contracts			$255,132,912	$269,238,750	$14,105,838
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,266,477,927	—	—	$1,266,477,927
Canada	5,596,039	—	—	5,596,039
Chile	199,799,894	—	—	199,799,894
China	1,468,491,468	$6,529,927,137	—	7,998,418,605
Colombia	44,328,555	—	—	44,328,555
Czech Republic	—	30,482,700	—	30,482,700
Egypt	1,790,625	14,792,697	—	16,583,322
Greece	—	53,412,451	—	53,412,451
Hong Kong	—	3,761,096	—	3,761,096
Hungary	134,244	65,912,103	—	66,046,347
India	142,925,026	2,564,674,274	—	2,707,599,300
Indonesia	17,419,631	482,139,554	—	499,559,185
Malaysia	—	572,032,275	—	572,032,275
Mexico	548,508,057	19,794	—	548,527,851
Peru	23,496,094	1	—	23,496,095
Philippines	6,186,471	215,736,491	—	221,922,962
Poland	—	236,710,380	—	236,710,380
Qatar	—	23,721,142	—	23,721,142
Russia	26,877,403	235,285,631	—	262,163,034
Saudi Arabia	440,038	241,942,102	—	242,382,140
South Africa	231,859,293	929,688,041	—	1,161,547,334
South Korea	50,245,898	3,252,818,642	—	3,303,064,540
Taiwan	553,735,861	3,623,382,218	—	4,177,118,079
Thailand	583,108,119	—	—	583,108,119
Turkey	813,184	180,932,294	—	181,745,478

Emerging Markets Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$15,853,570	—	$15,853,570
Preferred Stocks
Brazil	$286,666,343	—	—	286,666,343
Chile	5,556,478	—	—	5,556,478
Colombia	9,339,857	—	—	9,339,857
South Korea	—	436,838	—	436,838
Rights/Warrants
Brazil	—	626,706	—	626,706
China	—	24,827	—	24,827
India	—	2,185,919	—	2,185,919
South Africa	—	1,389,735	—	1,389,735
South Korea	—	366,798	—	366,798
Taiwan	—	50,893	—	50,893
Securities Lending Collateral	—	505,269,376	—	505,269,376
Futures Contracts**	14,105,838	—	—	14,105,838
TOTAL	$5,487,902,343	$19,783,575,685	—	$25,271,478,028
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.9%)
	Activision Blizzard, Inc.	37,352	$3,086,396
*	Alphabet, Inc., Class A	17,578	26,155,185
*	Alphabet, Inc., Class C	17,724	26,283,983
*	Altice USA, Inc., Class A	34,068	919,495
	AT&T, Inc.	434,379	12,848,931
	Cable One, Inc.	441	803,749
	CenturyLink, Inc.	184,037	1,775,957
*	Charter Communications, Inc., Class A	10,468	6,071,440
	Comcast Corp., Class A	328,719	14,069,173
#*	Discovery, Inc., Class A	21,517	454,009
*	Discovery, Inc., Class C	46,175	875,016
*	DISH Network Corp., Class A	34,838	1,118,648
*	Electronic Arts, Inc.	15,900	2,251,758
*	Facebook, Inc., Class A	145,047	36,794,072
	Fox Corp., Class A	41,779	1,076,645
*	Fox Corp., Class B	30,315	781,218
*	GCI Liberty, Inc., Class A	12,028	942,875
*	IAC/InterActiveCorp	4,636	613,899
	Interpublic Group of Cos., Inc. (The)	76,315	1,377,486
*	Liberty Broadband Corp., Class A	2,108	284,601
*	Liberty Broadband Corp., Class C	14,833	2,036,126
*	Liberty Media Corp.-Liberty Formula One, Class C	26,300	932,072
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	293,732
*	Liberty Media Corp.-Liberty SiriusXM, Class C	20,026	700,710
*	Live Nation Entertainment, Inc.	12,434	582,035
*	Match Group, Inc.	14,472	1,486,274
*	Netflix, Inc.	21,536	10,528,520
	New York Times Co. (The), Class A	12,013	554,280
	News Corp., Class A	32,026	407,371
	News Corp., Class B	4,100	52,316
	Omnicom Group, Inc.	36,071	1,938,095
*	Pinterest, Inc., Class A	26,081	894,317
#*	Roku, Inc.	3,149	487,749
	Sirius XM Holdings, Inc.	90,697	533,298
*	Snap, Inc., Class A	42,893	961,661
*	Spotify Technology SA	3,673	946,973
*	Take-Two Interactive Software, Inc.	8,631	1,415,657
*	T-Mobile US, Inc.	33,357	3,581,875
*	Twitter, Inc.	76,075	2,769,130
	Verizon Communications, Inc.	400,848	23,040,743
#	ViacomCBS, Inc., Class A	868	24,078
	ViacomCBS, Inc., Class B	51,624	1,345,838
	Walt Disney Co. (The)	85,425	9,989,599
*	Zillow Group, Inc., Class A	7,062	480,852
#*	Zillow Group, Inc., Class C	14,926	1,020,789
*	Zynga, Inc., Class A	86,080	846,166
TOTAL COMMUNICATION SERVICES			206,434,792
CONSUMER DISCRETIONARY — (11.6%)
	Advance Auto Parts, Inc.	8,038	1,206,825
*	Amazon.com, Inc.	24,290	76,870,077
	Aptiv P.L.C.	39,263	3,052,698
	Aramark	13,144	277,601

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Autoliv, Inc.	569	$37,002
*	AutoZone, Inc.	1,144	1,381,288
	Best Buy Co., Inc.	33,646	3,350,805
*	Booking Holdings, Inc.	2,566	4,265,026
	BorgWarner, Inc.	22,383	819,218
*	Bright Horizons Family Solutions, Inc.	7,012	751,967
*	Burlington Stores, Inc.	4,814	905,032
*	CarMax, Inc.	23,908	2,318,359
#	Carnival Corp.	73,020	1,013,518
#*	Carvana Co.	1,784	276,431
#*	Chegg, Inc.	9,990	808,890
*	Chipotle Mexican Grill, Inc.	1,220	1,409,295
	Darden Restaurants, Inc.	22,323	1,694,316
	Dollar General Corp.	14,963	2,848,955
*	Dollar Tree, Inc.	34,851	3,253,341
	Domino's Pizza, Inc.	2,005	775,153
	DR Horton, Inc.	44,326	2,932,608
	Dunkin' Brands Group, Inc.	5,107	351,004
	eBay, Inc.	45,656	2,523,864
*	Etsy, Inc.	4,630	548,099
	Expedia Group, Inc.	10,693	866,240
	Ford Motor Co.	550,776	3,640,629
	Garmin, Ltd.	23,291	2,296,260
	General Motors Co.	130,068	3,237,393
	Gentex Corp.	42,303	1,141,758
	Genuine Parts Co.	21,193	1,910,549
	Hasbro, Inc.	19,100	1,389,716
	Hilton Worldwide Holdings, Inc.	13,577	1,018,954
	Home Depot, Inc. (The)	52,125	13,838,666
	Las Vegas Sands Corp.	38,824	1,694,279
	Lear Corp.	6,405	706,984
	Lennar Corp., Class A	26,626	1,926,391
	Lennar Corp., Class B	1,223	65,883
*	LKQ Corp.	49,318	1,390,274
	Lowe's Cos., Inc.	47,970	7,143,213
*	Lululemon Athletica, Inc.	6,766	2,202,942
	Marriott International, Inc., Class A	14,468	1,212,780
	McDonald's Corp.	36,411	7,073,929
#	MGM Resorts International	28,027	450,954
	Newell Brands, Inc.	11,159	183,008
	NIKE, Inc., Class B	78,785	7,690,204
*	NVR, Inc.	363	1,426,644
*	O'Reilly Automotive, Inc.	4,670	2,229,365
	Pool Corp.	2,948	933,632
	PulteGroup, Inc.	34,753	1,515,231
	Ross Stores, Inc.	23,146	2,075,502
	Royal Caribbean Cruises, Ltd.	21,376	1,041,225
	Service Corp. International	34,893	1,512,960
	Starbucks Corp.	54,040	4,135,681
	Target Corp.	35,103	4,418,766
*	Tesla, Inc.	6,032	8,630,344
	Tiffany & Co.	13,059	1,637,076
	TJX Cos., Inc. (The)	72,015	3,744,060
	Tractor Supply Co.	11,111	1,585,984
*	Ulta Beauty, Inc.	7,335	1,415,582
	Vail Resorts, Inc.	5,815	1,116,654
	VF Corp.	37,705	2,275,874
#*	Wayfair, Inc., Class A	2,776	738,666
	Whirlpool Corp.	14,031	2,288,737

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wynn Resorts, Ltd.	11,570	$838,015
	Yum! Brands, Inc.	13,792	1,255,762
TOTAL CONSUMER DISCRETIONARY			219,568,138
CONSUMER STAPLES — (7.0%)
	Altria Group, Inc.	118,073	4,858,704
	Archer-Daniels-Midland Co.	53,786	2,303,654
#*	Beyond Meat, Inc.	1,951	245,631
*	Boston Beer Co., Inc. (The), Class A	807	654,025
	Brown-Forman Corp., Class A	3,116	197,056
	Brown-Forman Corp., Class B	16,497	1,143,902
	Campbell Soup Co.	32,674	1,619,650
	Church & Dwight Co., Inc.	24,082	2,319,819
	Clorox Co. (The)	7,962	1,883,093
	Coca-Cola Co. (The)	228,078	10,774,405
	Colgate-Palmolive Co.	47,070	3,633,804
	Conagra Brands, Inc.	47,226	1,768,614
	Constellation Brands, Inc., Class A	10,297	1,834,925
	Costco Wholesale Corp.	27,026	8,797,774
	Estee Lauder Cos., Inc. (The), Class A	14,638	2,891,591
	General Mills, Inc.	61,032	3,861,495
	Hershey Co. (The)	9,600	1,395,936
#	Hormel Foods Corp.	56,801	2,888,899
	Ingredion, Inc.	2,223	192,290
	JM Smucker Co. (The)	11,057	1,209,083
	Kellogg Co.	36,583	2,523,861
	Keurig Dr Pepper, Inc.	17,051	521,590
	Kimberly-Clark Corp.	16,340	2,484,334
	Kraft Heinz Co. (The)	44,325	1,523,894
	Kroger Co. (The)	135,129	4,701,138
	Lamb Weston Holdings, Inc.	9,086	545,887
	McCormick & Co., Inc. Non-Voting	9,857	1,921,129
	Molson Coors Beverage Co., Class B	25,399	952,970
	Mondelez International, Inc., Class A	69,201	3,839,963
*	Monster Beverage Corp.	28,129	2,207,564
	PepsiCo, Inc.	87,973	12,110,363
	Philip Morris International, Inc.	76,203	5,853,152
*	Post Holdings, Inc.	12,069	1,071,003
	Procter & Gamble Co. (The)	151,035	19,803,709
	Sysco Corp.	34,360	1,815,926
	Tyson Foods, Inc., Class A	35,885	2,205,133
	Walgreens Boots Alliance, Inc.	67,368	2,742,551
	Walmart, Inc.	88,920	11,506,248
TOTAL CONSUMER STAPLES			132,804,765
ENERGY — (2.6%)
	Baker Hughes Co.	60,052	930,206
	Cabot Oil & Gas Corp.	84,430	1,578,841
*	Cheniere Energy, Inc.	12,836	635,125
	Chevron Corp.	112,321	9,428,225
	Concho Resources, Inc.	28,896	1,518,196
	ConocoPhillips	74,592	2,788,995
	Diamondback Energy, Inc.	7,982	318,163
	EOG Resources, Inc.	42,753	2,002,978
	Exxon Mobil Corp.	193,815	8,155,735
	Halliburton Co.	128,876	1,846,793
	Hess Corp.	37,450	1,842,915
	Kinder Morgan, Inc.	144,002	2,030,428

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	79,287	$3,028,763
	Occidental Petroleum Corp.	47,948	754,702
	ONEOK, Inc.	40,119	1,119,721
	Phillips 66	21,169	1,312,901
	Pioneer Natural Resources Co.	18,370	1,780,420
	Schlumberger, Ltd.	193,780	3,515,169
	Valero Energy Corp.	40,277	2,264,776
	Williams Cos., Inc. (The)	111,385	2,130,795
TOTAL ENERGY			48,983,847
FINANCIALS — (10.3%)
	Aflac, Inc.	54,416	1,935,577
	Alleghany Corp.	1,591	831,011
	Allstate Corp. (The)	22,813	2,153,319
	Ally Financial, Inc.	57,456	1,154,866
	American Express Co.	50,207	4,685,317
	American Financial Group, Inc.	2,679	162,803
	American International Group, Inc.	82,300	2,645,122
	Ameriprise Financial, Inc.	23,903	3,672,218
	Aon P.L.C., Class A	14,679	3,012,424
*	Arch Capital Group, Ltd.	36,485	1,121,914
	Ares Management Corp., Class A	5,792	231,332
	Arthur J Gallagher & Co.	23,118	2,484,954
	Assurant, Inc.	6,892	740,683
*	Athene Holding, Ltd., Class A	1,053	33,959
	Bank of America Corp.	378,322	9,412,651
	Bank of New York Mellon Corp. (The)	65,426	2,345,522
*	Berkshire Hathaway, Inc., Class B	95,062	18,611,238
	BlackRock, Inc.	7,290	4,191,823
	Blackstone Group, Inc. (The), Class A	32,803	1,747,744
	Brown & Brown, Inc.	34,556	1,571,261
	Capital One Financial Corp.	23,987	1,530,371
	Cboe Global Markets, Inc.	13,378	1,173,251
	Charles Schwab Corp. (The)	70,639	2,341,683
	Chubb, Ltd.	21,881	2,784,138
	Cincinnati Financial Corp.	14,848	1,157,105
	Citigroup, Inc.	99,523	4,977,145
	Citizens Financial Group, Inc.	41,364	1,026,241
	CME Group, Inc.	17,384	2,888,873
	CNA Financial Corp.	6,080	202,464
	Commerce Bancshares, Inc.	15,572	891,653
#*	Credit Acceptance Corp.	2,799	1,309,764
	Discover Financial Services	42,609	2,106,163
	E*TRADE Financial Corp.	29,823	1,514,114
	Equitable Holdings, Inc.	43,684	893,775
	Erie Indemnity Co., Class A	4,209	884,395
	Everest Re Group, Ltd.	4,304	941,672
	FactSet Research Systems, Inc.	2,852	987,648
	Fidelity National Financial, Inc.	33,167	1,073,284
	Fifth Third Bancorp	69,025	1,370,836
	First American Financial Corp.	13,173	671,955
	First Republic Bank	16,245	1,827,238
#	Franklin Resources, Inc.	44,067	927,610
	Globe Life, Inc	15,936	1,268,506
	Goldman Sachs Group, Inc. (The)	15,838	3,135,290
	Hartford Financial Services Group, Inc. (The)	45,603	1,929,919
	Huntington Bancshares, Inc.	90,043	834,699
	Intercontinental Exchange, Inc.	28,201	2,729,293
	JPMorgan Chase & Co.	181,222	17,513,294

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	KeyCorp	94,573	$1,135,822
	KKR & Co., Inc., Class A	54,164	1,915,781
	Lincoln National Corp.	24,979	930,967
	Loews Corp.	24,798	902,895
	M&T Bank Corp.	13,020	1,379,469
*	Markel Corp.	1,405	1,467,579
	MarketAxess Holdings, Inc.	1,856	958,995
	Marsh & McLennan Cos., Inc.	31,231	3,641,534
	MetLife, Inc.	47,796	1,809,079
	Moody's Corp.	10,990	3,091,487
	Morgan Stanley	57,714	2,821,060
	Morningstar, Inc.	4,414	741,728
	MSCI, Inc.	3,838	1,443,011
	Nasdaq, Inc.	19,942	2,618,584
	Northern Trust Corp.	24,022	1,882,124
	PNC Financial Services Group, Inc. (The)	19,910	2,123,800
	Principal Financial Group, Inc.	26,227	1,112,812
	Progressive Corp. (The)	42,992	3,883,897
	Prudential Financial, Inc.	36,266	2,298,176
	Raymond James Financial, Inc.	14,846	1,031,500
	Regions Financial Corp.	93,048	1,010,501
	RenaissanceRe Holdings, Ltd.	5,085	917,232
	S&P Global, Inc.	11,805	4,134,701
	SEI Investments Co.	19,842	1,038,332
	Signature Bank	1,089	111,655
	State Street Corp.	34,125	2,176,834
*	SVB Financial Group	6,281	1,408,640
	Synchrony Financial	83,151	1,840,132
	T Rowe Price Group, Inc.	17,666	2,439,675
	TD Ameritrade Holding Corp.	59,257	2,126,734
#	Tradeweb Markets, Inc., Class A	1,738	93,974
	Travelers Cos., Inc. (The)	24,986	2,858,898
	Truist Financial Corp.	65,224	2,443,291
	U.S. Bancorp.	78,262	2,883,172
	Voya Financial, Inc.	14,642	723,315
	Wells Fargo & Co.	179,395	4,352,123
	Willis Towers Watson P.L.C.	12,300	2,583,123
	WR Berkley Corp.	16,439	1,015,108
TOTAL FINANCIALS			194,985,857
HEALTH CARE — (14.7%)
	Abbott Laboratories	89,854	9,042,907
	AbbVie, Inc.	104,190	9,888,673
*	ABIOMED, Inc.	3,951	1,185,063
#*	ACADIA Pharmaceuticals, Inc.	12,593	523,491
	Agilent Technologies, Inc.	23,943	2,306,429
*	Alexion Pharmaceuticals, Inc.	26,926	2,759,646
*	Align Technology, Inc.	6,396	1,879,273
*	Alnylam Pharmaceuticals, Inc.	5,113	745,271
*	Amedisys, Inc.	500	117,080
	AmerisourceBergen Corp.	19,921	1,995,885
	Amgen, Inc.	37,375	9,144,541
	Anthem, Inc.	15,355	4,204,199
	Baxter International, Inc.	31,046	2,681,753
	Becton Dickinson and Co.	16,567	4,660,960
*	Biogen, Inc.	15,942	4,379,108
*	BioMarin Pharmaceutical, Inc.	11,388	1,364,396
*	Bio-Rad Laboratories, Inc., Class A	2,382	1,250,288
	Bio-Techne Corp.	3,107	854,922

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Boston Scientific Corp.	69,261	$2,671,397
	Bristol-Myers Squibb Co.	107,010	6,277,207
	Bruker Corp.	12,075	538,786
	Cardinal Health, Inc.	23,292	1,272,209
*	Catalent, Inc.	18,639	1,627,930
*	Centene Corp.	39,400	2,570,850
	Cerner Corp.	31,120	2,161,284
*	Charles River Laboratories International, Inc.	5,225	1,039,723
	Chemed Corp.	1,991	979,950
*	Cigna Corp.	22,495	3,884,662
	Cooper Cos., Inc. (The)	6,503	1,839,894
	CVS Health Corp.	75,458	4,749,327
	Danaher Corp.	30,888	6,294,974
*	DaVita, Inc.	14,064	1,229,053
	DENTSPLY SIRONA, Inc.	21,057	939,142
*	DexCom, Inc.	3,704	1,613,240
*	Edwards Lifesciences Corp.	30,344	2,379,273
*	Elanco Animal Health, Inc.	38,702	914,528
	Eli Lilly and Co.	54,692	8,219,661
	Encompass Health Corp.	13,865	943,929
#*	Exact Sciences Corp.	10,136	960,386
*	Exelixis, Inc.	34,793	803,370
	Gilead Sciences, Inc.	89,884	6,249,635
*	Guardant Health, Inc.	7,642	650,946
	HCA Healthcare, Inc.	12,714	1,610,101
*	Henry Schein, Inc.	20,526	1,410,752
	Hill-Rom Holdings, Inc.	7,223	702,220
*	Hologic, Inc.	25,118	1,752,734
*	Horizon Therapeutics P.L.C.	18,400	1,125,896
	Humana, Inc.	9,711	3,811,082
*	IDEXX Laboratories, Inc.	5,215	2,074,266
*	Illumina, Inc.	5,975	2,283,406
#*	Immunomedics, Inc.	14,925	630,283
*	Incyte Corp.	7,831	773,390
*	Insulet Corp.	4,263	866,924
*	Intuitive Surgical, Inc.	5,925	4,061,232
*	Ionis Pharmaceuticals, Inc.	13,508	777,520
*	IQVIA Holdings, Inc.	15,654	2,479,437
*	Jazz Pharmaceuticals P.L.C.	8,039	870,222
	Johnson & Johnson	180,557	26,317,988
*	Laboratory Corp. of America Holdings	9,194	1,773,706
*	Masimo Corp.	5,148	1,133,178
	McKesson Corp.	18,855	2,831,267
	Medtronic P.L.C.	63,435	6,120,209
	Merck & Co., Inc.	161,598	12,966,623
*	Mettler-Toledo International, Inc.	1,557	1,455,795
#*	Moderna, Inc.	15,708	1,163,963
*	Molina Healthcare, Inc.	11,248	2,077,506
*	Mylan NV	63,032	1,015,446
*	Neurocrine Biosciences, Inc.	5,618	676,182
*	Penumbra, Inc.	1,100	244,101
	PerkinElmer, Inc.	13,581	1,614,917
	Perrigo Co. P.L.C.	16,406	869,846
	Pfizer, Inc.	338,653	13,031,367
*	PRA Health Sciences, Inc.	5,288	563,489
	Quest Diagnostics, Inc.	16,207	2,059,423
*	Quidel Corp.	4,232	1,195,413
*	Regeneron Pharmaceuticals, Inc.	5,108	3,228,614
*	Repligen Corp.	4,145	625,522

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	ResMed, Inc.	8,855	$1,793,226
#*	Sarepta Therapeutics, Inc.	3,090	474,377
*	Seattle Genetics, Inc.	6,993	1,162,726
	STERIS P.L.C.	9,746	1,555,754
	Stryker Corp.	16,651	3,218,638
*	Syneos Health, Inc.	5,774	360,240
#*	Teladoc Health, Inc.	4,401	1,045,810
	Teleflex, Inc.	3,764	1,404,348
	Thermo Fisher Scientific, Inc.	20,493	8,483,077
	UnitedHealth Group, Inc.	58,051	17,576,682
	Universal Health Services, Inc., Class B	9,707	1,066,799
*	Varian Medical Systems, Inc.	6,886	982,770
*	Veeva Systems, Inc., Class A	5,481	1,450,108
*	Vertex Pharmaceuticals, Inc.	10,538	2,866,336
*	Waters Corp.	3,587	764,569
	West Pharmaceutical Services, Inc.	3,998	1,074,942
	Zimmer Biomet Holdings, Inc.	19,055	2,569,757
	Zoetis, Inc.	30,176	4,577,096
TOTAL HEALTH CARE			278,416,516
INDUSTRIALS — (10.3%)
	3M Co.	39,463	5,937,998
*	AECOM	10,806	391,069
	Allegion P.L.C.	9,356	930,548
	AMERCO	2,890	918,240
	AMETEK, Inc.	27,975	2,608,669
	AO Smith Corp.	24,453	1,177,167
	Boeing Co. (The)	26,252	4,147,816
	Carlisle Cos., Inc.	7,637	909,414
	Carrier Global Corp.	74,000	2,015,760
	Caterpillar, Inc.	52,275	6,946,302
#	CH Robinson Worldwide, Inc.	15,825	1,483,119
	Cintas Corp.	11,923	3,599,196
*	Copart, Inc.	16,361	1,525,663
*	CoStar Group, Inc.	2,314	1,966,345
	CSX Corp.	65,784	4,693,031
	Cummins, Inc.	21,672	4,188,331
	Deere & Co.	24,918	4,393,293
	Delta Air Lines, Inc.	80,104	2,000,197
	Donaldson Co., Inc.	9,555	461,889
	Dover Corp.	21,147	2,176,661
	Eaton Corp. P.L.C.	26,868	2,502,217
	Emerson Electric Co.	64,004	3,968,888
	Equifax, Inc.	9,838	1,599,265
	Expeditors International of Washington, Inc.	15,462	1,306,694
	Fastenal Co.	58,457	2,749,817
	FedEx Corp.	18,230	3,069,932
	Fortive Corp.	32,661	2,292,476
	Fortune Brands Home & Security, Inc.	22,160	1,695,240
*	Generac Holdings, Inc.	9,208	1,450,997
	General Dynamics Corp.	17,910	2,628,113
	General Electric Co.	403,048	2,446,501
	Graco, Inc.	22,426	1,193,960
	HEICO Corp.	4,109	394,957
	HEICO Corp., Class A	6,353	486,322
	Honeywell International, Inc.	42,960	6,416,935
	Howmet Aerospace, Inc.	57,506	849,939
	Hubbell, Inc.	10,617	1,432,977
	Huntington Ingalls Industries, Inc.	6,957	1,208,501

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	IDEX Corp.	5,869	$967,329
	Illinois Tool Works, Inc.	20,576	3,806,354
*	Ingersoll Rand, Inc.	40,751	1,287,324
	Jacobs Engineering Group, Inc.	12,614	1,076,605
	JB Hunt Transport Services, Inc.	12,401	1,604,689
	Johnson Controls International P.L.C.	68,459	2,634,302
	Kansas City Southern	10,973	1,885,710
#	Knight-Swift Transportation Holdings, Inc.	21,954	954,779
	L3Harris Technologies, Inc.	13,741	2,313,023
	Lennox International, Inc.	1,874	502,494
	Lockheed Martin Corp.	15,925	6,035,097
	Masco Corp.	11,715	669,629
	Nordson Corp.	5,578	1,080,068
	Norfolk Southern Corp.	15,738	3,025,001
	Northrop Grumman Corp.	11,342	3,686,263
	Old Dominion Freight Line, Inc.	11,551	2,111,754
	Otis Worldwide Corp.	22,419	1,406,568
	PACCAR, Inc.	50,789	4,321,128
	Parker-Hannifin Corp.	18,836	3,370,137
	Pentair P.L.C.	25,108	1,075,878
	Raytheon Technologies Corp.	71,710	4,064,523
	Republic Services, Inc.	45,731	3,990,030
	Robert Half International, Inc.	4,997	254,197
	Rockwell Automation, Inc.	7,543	1,645,430
	Rollins, Inc.	14,219	745,076
	Roper Technologies, Inc.	6,365	2,752,544
*	Sensata Technologies Holding P.L.C.	13,480	511,970
	Snap-on, Inc.	9,346	1,363,301
	Southwest Airlines Co.	86,584	2,674,580
	Stanley Black & Decker, Inc.	18,793	2,881,343
*	Teledyne Technologies, Inc.	4,012	1,230,480
	Textron, Inc.	36,981	1,292,116
	Toro Co. (The)	16,304	1,163,290
	Trane Technologies P.L.C.	29,341	3,282,378
	TransDigm Group, Inc.	2,648	1,142,824
	TransUnion	18,588	1,664,927
*	Trex Co., Inc.	8,286	1,154,488
	Union Pacific Corp.	48,630	8,430,011
*	United Airlines Holdings, Inc.	44,483	1,395,877
	United Parcel Service, Inc., Class B	44,736	6,386,511
*	United Rentals, Inc.	14,055	2,183,725
	Verisk Analytics, Inc.	10,420	1,966,358
	Waste Management, Inc.	30,339	3,325,154
	Watsco, Inc.	5,239	1,236,771
	Westinghouse Air Brake Technologies Corp.	17,591	1,093,984
	WW Grainger, Inc.	5,911	2,018,784
#*	XPO Logistics, Inc.	18,281	1,371,441
	Xylem, Inc.	21,937	1,600,962
TOTAL INDUSTRIALS			196,801,646
INFORMATION TECHNOLOGY — (26.1%)
	Accenture P.L.C., Class A	44,448	9,991,021
*	Adobe, Inc.	23,593	10,482,842
*	Advanced Micro Devices, Inc.	57,351	4,440,688
*	Akamai Technologies, Inc.	19,786	2,224,738
#*	Alteryx, Inc., Class A	2,874	504,358
	Amdocs, Ltd.	20,615	1,280,191
	Amphenol Corp., Class A	18,961	2,005,315
	Analog Devices, Inc.	18,814	2,160,788

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ANSYS, Inc.	5,533	$1,718,550
	Apple, Inc.	255,658	108,664,876
	Applied Materials, Inc.	56,098	3,608,784
*	Arista Networks, Inc.	6,093	1,582,779
*	Aspen Technology, Inc.	8,264	803,757
*	Atlassian Corp. P.L.C., Class A	3,892	687,522
*	Autodesk, Inc.	10,606	2,507,577
	Automatic Data Processing, Inc.	27,990	3,720,151
*	Avalara, Inc.	3,553	477,701
*	Black Knight, Inc.	12,127	908,555
	Booz Allen Hamilton Holding Corp.	11,336	926,831
	Broadcom, Inc.	24,371	7,719,514
	Broadridge Financial Solutions, Inc.	9,022	1,212,015
*	Cadence Design Systems, Inc.	15,966	1,744,285
	CDW Corp.	8,526	991,148
*	Ceridian HCM Holding, Inc.	10,295	805,996
*	Ciena Corp.	21,657	1,288,808
	Cisco Systems, Inc.	255,448	12,031,601
	Citrix Systems, Inc.	7,397	1,055,996
	Cognex Corp.	10,975	733,898
	Cognizant Technology Solutions Corp., Class A	41,444	2,831,454
	Corning, Inc.	88,545	2,744,895
#*	Coupa Software, Inc.	1,724	528,320
*	Dell Technologies, Inc., Class C	10,042	600,813
*	DocuSign, Inc.	5,918	1,283,200
	Dolby Laboratories, Inc., Class A	6,404	445,718
*	Dropbox, Inc., Class A	10,501	238,898
*	Elastic N.V.	5,282	508,076
#*	Enphase Energy Inc.	14,347	865,985
	Entegris, Inc.	19,774	1,421,948
*	EPAM Systems, Inc.	4,212	1,221,817
*	F5 Networks, Inc.	7,705	1,047,109
*	Fair Isaac Corp.	1,777	780,441
*	Fastly, Inc., Class A	1,040	100,350
	Fidelity National Information Services, Inc.	29,752	4,353,015
*	Fiserv, Inc.	27,587	2,752,907
*	Five9, Inc.	1,492	180,263
*	FleetCor Technologies, Inc.	7,817	2,021,242
*	Fortinet, Inc.	8,816	1,219,253
*	Gartner, Inc.	5,751	716,805
	Genpact, Ltd.	29,690	1,182,256
	Global Payments, Inc.	14,500	2,581,290
*	GoDaddy, Inc., Class A	10,763	756,424
*	Guidewire Software, Inc.	6,023	708,666
	Hewlett Packard Enterprise Co.	156,316	1,542,839
	HP, Inc.	70,999	1,248,162
*	HubSpot, Inc.	2,523	591,921
	Intel Corp.	363,797	17,364,031
	International Business Machines Corp.	70,516	8,669,237
	Intuit, Inc.	12,868	3,942,369
*	IPG Photonics Corp.	6,855	1,227,114
	Jack Henry & Associates, Inc.	5,190	925,377
	Juniper Networks, Inc.	39,066	991,495
*	Keysight Technologies, Inc.	17,302	1,728,297
	KLA Corp.	11,801	2,358,194
	Lam Research Corp.	8,147	3,072,723
	Leidos Holdings, Inc.	20,867	1,985,704
	Marvell Technology Group, Ltd.	62,355	2,274,087
	Mastercard, Inc., Class A	56,784	17,519,568

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Maxim Integrated Products, Inc.	18,135	$1,234,812
#	Microchip Technology, Inc.	29,914	3,043,151
*	Micron Technology, Inc.	67,805	3,393,979
	Microsoft Corp.	412,754	84,618,698
#*	MongoDB, Inc.	1,954	447,622
	Monolithic Power Systems, Inc.	3,026	801,920
	Motorola Solutions, Inc.	7,787	1,088,623
	NetApp, Inc.	13,066	578,824
	NortonLifeLock, Inc.	45,946	985,542
*	Nuance Communications, Inc.	9,900	270,765
	NVIDIA Corp.	27,148	11,526,769
*	Okta, Inc.	3,671	811,218
*	ON Semiconductor Corp.	66,659	1,373,175
	Oracle Corp.	139,695	7,746,088
*	Palo Alto Networks, Inc.	3,317	848,887
	Paychex, Inc.	31,769	2,284,826
*	Paycom Software, Inc.	3,091	878,988
*	Paylocity Holding Corp.	3,400	452,880
*	PayPal Holdings, Inc.	51,348	10,067,802
	Pegasystems, Inc.	5,725	669,195
*	Proofpoint, Inc.	4,630	535,552
*	PTC, Inc.	7,206	616,545
*	Qorvo, Inc.	13,990	1,792,818
	QUALCOMM, Inc.	73,264	7,737,411
#*	RealPage, Inc.	7,141	449,954
*	RingCentral, Inc., Class A	2,159	626,693
*	salesforce.com, Inc.	40,207	7,834,334
	Seagate Technology P.L.C.	32,007	1,447,357
*	ServiceNow, Inc.	6,163	2,706,790
	Skyworks Solutions, Inc.	22,942	3,339,896
#*	Slack Technologies, Inc., Class A	13,751	406,342
*	SolarEdge Technologies, Inc.	3,802	665,730
*	Splunk, Inc.	5,319	1,116,033
*	Square, Inc., Class A	11,731	1,523,270
	SS&C Technologies Holdings, Inc.	30,202	1,736,615
*	Synopsys, Inc.	9,203	1,833,422
	TE Connectivity, Ltd.	22,259	1,982,609
	Teradyne, Inc.	18,041	1,604,927
	Texas Instruments, Inc.	58,195	7,422,772
*	Trade Desk, Inc. (The), Class A	1,645	742,421
*	Trimble, Inc.	23,231	1,034,012
*	Twilio, Inc., Class A	9,129	2,532,567
*	Tyler Technologies, Inc.	2,285	816,316
	Ubiquiti, Inc.	1,212	224,584
	Universal Display Corp.	5,744	1,002,041
*	VeriSign, Inc.	5,208	1,102,429
	Visa, Inc., Class A	94,296	17,953,958
#*	VMware, Inc., Class A	4,647	651,556
	Western Digital Corp.	29,058	1,252,400
	Western Union Co. (The)	20,135	488,878
*	WEX, Inc.	799	126,538
*	Workday, Inc., Class A	5,624	1,017,494
	Xilinx, Inc.	15,010	1,611,323
*	Zebra Technologies Corp., Class A	4,814	1,351,530
*	Zendesk, Inc.	3,883	353,935
*	Zoom Video Communications, Inc., Class A	4,603	1,168,748
*	Zscaler, Inc.	2,717	352,802
TOTAL INFORMATION TECHNOLOGY			495,098,914

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (3.4%)
	Air Products & Chemicals, Inc.	13,474	$3,862,053
	Albemarle Corp.	16,946	1,397,367
*	Amcor, P.L.C.	184,440	1,899,732
	AptarGroup, Inc.	12,073	1,390,810
*	Arconic Corp.	14,376	234,185
	Avery Dennison Corp.	10,495	1,189,503
	Ball Corp.	26,336	1,939,120
*	Berry Global Group, Inc.	7,016	350,730
	Celanese Corp.	16,548	1,608,466
*	Corteva, Inc.	68,793	1,964,728
*	Crown Holdings, Inc.	17,287	1,237,403
*	Dow, Inc.	73,360	3,012,162
	DuPont de Nemours, Inc.	46,700	2,497,516
	Eastman Chemical Co.	16,706	1,246,769
	Ecolab, Inc.	15,221	2,847,545
	FMC Corp.	18,010	1,909,960
	Freeport-McMoRan, Inc.	140,779	1,818,865
	International Flavors & Fragrances, Inc.	10,360	1,304,842
	International Paper Co.	55,602	1,934,393
	Linde P.L.C.	24,838	6,088,042
	LyondellBasell Industries NV, Class A	57,357	3,585,960
	Martin Marietta Materials, Inc.	6,870	1,423,327
	Newmont Corp.	48,863	3,381,319
	Nucor Corp.	36,718	1,540,320
	Packaging Corp. of America	13,206	1,269,361
	PPG Industries, Inc.	27,192	2,927,219
	Reliance Steel & Aluminum Co.	9,384	922,072
	Royal Gold, Inc.	5,680	794,802
	RPM International, Inc.	11,265	919,111
	Scotts Miracle-Gro Co. (The)	6,142	973,937
	Sherwin-Williams Co. (The)	5,322	3,448,230
	Southern Copper Corp.	8,004	349,855
	Steel Dynamics, Inc.	3,693	101,225
	Vulcan Materials Co.	16,148	1,896,098
	Westlake Chemical Corp.	2,254	122,843
	WestRock Co.	39,853	1,070,451
TOTAL MATERIALS			64,460,321
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	40,867	1,790,383
UTILITIES — (2.3%)
	AES Corp.	38,585	587,649
	Alliant Energy Corp.	10,900	586,965
	Ameren Corp.	12,117	972,268
	American Electric Power Co., Inc.	24,268	2,108,404
	American Water Works Co., Inc.	8,290	1,220,868
	Atmos Energy Corp.	5,126	543,305
	Avangrid, Inc.	4,361	217,134
	CenterPoint Energy, Inc.	26,910	511,559
	CMS Energy Corp.	12,885	826,959
	Consolidated Edison, Inc.	16,308	1,252,944
	Dominion Energy, Inc.	41,097	3,330,090
	DTE Energy Co.	8,912	1,030,495
	Duke Energy Corp.	35,992	3,049,962
	Edison International	17,024	947,726
	Entergy Corp.	9,632	1,012,612
	Essential Utilities, Inc.	12,986	588,915
	Evergy, Inc.	9,533	618,024

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Eversource Energy	15,680	$1,412,298
Exelon Corp.	45,118	1,742,006
FirstEnergy Corp.	25,593	742,197
NextEra Energy, Inc.	23,968	6,727,818
NiSource, Inc.	20,159	492,887
NRG Energy, Inc.	40,830	1,380,462
OGE Energy Corp.	16,660	548,114
Pinnacle West Capital Corp.	5,033	418,142
PPL Corp.	34,251	911,762
Public Service Enterprise Group, Inc.	24,760	1,385,074
Sempra Energy	14,318	1,782,018
Southern Co. (The)	51,396	2,806,736
UGI Corp.	17,137	571,348
Vistra Corp.	71,775	1,339,321
WEC Energy Group, Inc.	15,369	1,464,051
Xcel Energy, Inc.	24,541	1,694,311
TOTAL UTILITIES		44,824,424
TOTAL COMMON STOCKS		1,884,169,603
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Occidental Petroleum Corp. 08/03/2027	12,852	71,975
TOTAL INVESTMENT SECURITIES (Cost $1,258,944,132)		1,884,241,578

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	3,922,804	3,922,804
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	748,467	8,660,509
TOTAL INVESTMENTS — (100.0%)
(Cost $1,271,524,987)^^			$1,896,824,891
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$206,434,792	—	—	$206,434,792
Consumer Discretionary	219,568,138	—	—	219,568,138
Consumer Staples	132,804,765	—	—	132,804,765
Energy	48,983,847	—	—	48,983,847
Financials	194,985,857	—	—	194,985,857
Health Care	278,416,516	—	—	278,416,516
Industrials	196,801,646	—	—	196,801,646
Information Technology	495,098,914	—	—	495,098,914
Materials	64,460,321	—	—	64,460,321
Real Estate	1,790,383	—	—	1,790,383
Utilities	44,824,424	—	—	44,824,424

U.S. Large Cap Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Energy	—	$71,975	—	$71,975
Temporary Cash Investments	$3,922,804	—	—	3,922,804
Securities Lending Collateral	—	8,660,509	—	8,660,509
TOTAL	$1,888,092,407	$8,732,484	—	$1,896,824,891

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (58.7%)
AUSTRALIA — (1.0%)
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	1.230%, 11/23/21		2,000	$2,018,418
Commonwealth Bank of Australia
	2.400%, 11/02/20		1,746	1,754,849
Macquarie Group, Ltd.
Ω	6.250%, 01/14/21		4,842	4,965,640
Westpac Banking Corp.
	2.100%, 05/13/21		1,000	1,014,650
TOTAL AUSTRALIA				9,753,557
BELGIUM — (2.0%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	16,250	19,209,996
CANADA — (3.9%)
Bank of Montreal Floating Rate Note
(r)	1.159%, 08/27/21		12,203	12,299,516
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		750	780,708
National Bank of Canada
#	2.100%, 02/01/23		2,500	2,594,132
Royal Bank of Canada
	2.030%, 03/15/21	CAD	20,000	15,081,862
Suncor Energy, Inc.
	2.800%, 05/15/23		7,000	7,359,679
TOTAL CANADA				38,115,897
DENMARK — (0.8%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,600	5,678,794
Ω	5.000%, 01/12/22		784	826,206
	2.700%, 03/02/22		1,000	1,031,104
TOTAL DENMARK				7,536,104
FRANCE — (4.0%)
Agence Francaise de Developpement EPIC
	0.125%, 03/31/21	EUR	18,000	21,267,993
Banque Federative du Credit Mutuel S.A.
#Ω	2.750%, 10/15/20		5,870	5,899,772
BNP Paribas SA
Ω	2.950%, 05/23/22		2,000	2,076,556
BPCE SA
	2.650%, 02/03/21		330	333,773
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Credit Agricole SA
Ω	3.375%, 01/10/22		1,620	$1,680,279
Sanofi
	0.875%, 09/22/21	EUR	5,000	5,942,125
Societe Generale SA
	2.625%, 09/16/20		2,000	2,005,478
TOTAL FRANCE				39,205,976
GERMANY — (2.1%)
BMW US Capital LLC
Ω	2.000%, 04/11/21		3,000	3,026,251
Daimler Finance North America LLC
Ω	2.700%, 08/03/20		3,060	3,060,000
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	175	216,772
Deutsche Bank AG
	2.950%, 08/20/20		2,463	2,464,590
	3.150%, 01/22/21		5,400	5,449,708
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		1,000	1,046,086
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		850	885,173
	2.900%, 05/13/22		520	539,246
Ω	2.700%, 09/26/22		4,000	4,157,065
TOTAL GERMANY				20,844,891
JAPAN — (3.6%)
American Honda Finance Corp. Floating Rate Note
(r)	0.645%, 02/12/21		6,000	6,000,440
American Honda Finance Corp.
	1.950%, 05/20/22		1,500	1,542,091
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		513	520,501
	2.190%, 09/13/21		1,000	1,019,522
Mitsubishi UFJ Financial Group, Inc. Floating Rate Note
(r)	1.373%, 09/13/21		2,500	2,522,415
Mizuho Financial Group, Inc.
	2.632%, 04/12/21		2,000	2,031,494
	2.953%, 02/28/22		500	519,307
#	2.601%, 09/11/22		2,173	2,261,389

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.453%, 09/13/21		560	$565,372
	Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.412%, 10/19/21		3,520	3,561,532
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	2,000	2,357,706
	Toyota Motor Credit Corp. Floating Rate Note
(r)	0.546%, 04/13/21		12,000	12,015,606
	TOTAL JAPAN			34,917,375
NETHERLANDS — (0.6%)
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω	0.383%, 12/15/21		5,000	5,002,550
	Shell International Finance BV
	1.875%, 05/10/21		1,263	1,278,928
	TOTAL NETHERLANDS			6,281,478
SINGAPORE — (0.2%)
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,369,636
SPAIN — (1.7%)
	Santander Holdings USA, Inc.
#	3.400%, 01/18/23		2,000	2,094,018
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		4,000	4,019,790
	3.125%, 01/08/21		1,808	1,828,874
	Telefonica Emisiones SA
	5.462%, 02/16/21		8,000	8,212,826
	TOTAL SPAIN			16,155,508
SWITZERLAND — (0.5%)
	Credit Suisse AG
	3.000%, 10/29/21		1,500	1,548,392
	Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	3,471,727
	TOTAL SWITZERLAND			5,020,119
UNITED KINGDOM — (2.5%)
	Barclays P.L.C.
	3.250%, 01/12/21		1,085	1,098,259
	CNH Industrial Capital LLC
	4.375%, 04/05/22		1,860	1,953,633
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
	HSBC Holdings P.L.C.
	4.000%, 03/30/22	2,053	$2,169,864
	3.600%, 05/25/23	2,200	2,365,869
	HSBC USA, Inc.
	2.750%, 08/07/20	6,725	6,726,393
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21	1,000	1,025,001
	3.000%, 01/11/22	5,700	5,899,557
	NatWest Markets PLC
Ω	2.375%, 05/21/23	3,300	3,410,672
	TOTAL UNITED KINGDOM		24,649,248
UNITED STATES — (35.8%)
	AbbVie, Inc.
	3.375%, 09/15/20	1,570	1,575,578
	2.900%, 11/06/22	5,500	5,785,522
	Aetna, Inc.
	2.750%, 11/15/22	886	924,168
	Altria Group, Inc.
	2.850%, 08/09/22	2,800	2,925,915
#	2.950%, 05/02/23	4,599	4,875,156
	American Express Co.
	2.500%, 08/01/22	3,569	3,703,121
	American Express Credit Corp.
	2.600%, 09/14/20	1,600	1,601,014
	American International Group, Inc.
	3.375%, 08/15/20	3,470	3,473,290
	6.400%, 12/15/20	7,000	7,154,673
	Anthem, Inc.
	4.350%, 08/15/20	1,128	1,129,408
	2.500%, 11/21/20	11,352	11,422,645
	Aon P.L.C.
#	2.800%, 03/15/21	3,380	3,424,063
	AT&T, Inc. Floating Rate Note
(r)	1.225%, 07/15/21	2,000	2,016,271
	AutoZone, Inc.
	2.500%, 04/15/21	2,045	2,070,454
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22	6,000	6,277,995
	Bank of America Corp.
	2.625%, 10/19/20	1,010	1,015,010
	3.300%, 01/11/23	5,000	5,339,286
	Best Buy Co., Inc.
#	5.500%, 03/15/21	6,000	6,106,465
	BMW US Capital LLC
#Ω	3.800%, 04/06/23	7,000	7,545,473
	Boeing Co. (The)
	2.200%, 10/30/22	3,500	3,523,981
	2.800%, 03/01/23	4,000	4,077,953
	Bristol-Myers Squibb Co.
	2.875%, 02/19/21	7,000	7,096,412

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Bunge, Ltd. Finance Corp.
	3.500%, 11/24/20	2,000	$2,014,005
	3.000%, 09/25/22	2,000	2,079,582
	Capital One Financial Corp.
	4.750%, 07/15/21	4,110	4,279,260
	Cardinal Health, Inc.
	3.200%, 06/15/22	4,654	4,862,796
	Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.543%, 03/15/21	3,000	3,003,477
(r)	0.598%, 09/07/21	1,800	1,802,489
	Cigna Corp.
	3.750%, 07/15/23	2,147	2,338,923
	Citigroup, Inc.
	2.650%, 10/26/20	2,575	2,588,776
	2.700%, 03/30/21	3,234	3,284,762
	4.500%, 01/14/22	195	206,164
	Citizens Bank NA
	2.550%, 05/13/21	8,000	8,122,385
	CNH Industrial Capital LLC
	1.950%, 07/02/23	4,000	4,037,235
	Conagra Brands, Inc.
	3.800%, 10/22/21	2,200	2,287,712
	Daimler Finance North America LLC
Ω	2.550%, 08/15/22	1,100	1,137,046
	Dollar Tree, Inc.
	3.700%, 05/15/23	7,278	7,835,502
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,000	2,009,529
	DuPont de Nemours, Inc.
	2.169%, 05/01/23	8,500	8,670,491
	Eastman Chemical Co.
	3.500%, 12/01/21	400	414,414
	3.600%, 08/15/22	1,725	1,811,392
	eBay, Inc.
	2.750%, 01/30/23	3,800	4,002,109
	Edison International
	2.400%, 09/15/22	2,400	2,450,304
#	2.950%, 03/15/23	1,522	1,564,550
	Enterprise Products Operating LLC
	5.200%, 09/01/20	3,839	3,852,880
	Eversource Energy
	2.500%, 03/15/21	4,050	4,095,014
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	3,000	3,015,662
	General Electric Co.
	4.375%, 09/16/20	7,000	7,032,748
	General Motors Financial Co., Inc.
	4.200%, 03/01/21	500	507,429
	3.550%, 07/08/22	1,507	1,565,729
	3.250%, 01/05/23	1,600	1,655,005
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	General Motors Financial Co.,Inc.
#	5.200%, 03/20/23	1,753	$1,906,988
	Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21	1,000	1,047,296
	5.750%, 01/24/22	1,000	1,076,015
	3.625%, 01/22/23	1,503	1,614,135
	3.200%, 02/23/23	4,500	4,785,749
	Harley-Davidson Financial Services, Inc.
Ω	2.850%, 01/15/21	6,000	6,026,824
	3.350%, 02/15/23	1,200	1,237,898
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20	12,000	12,037,990
	Integrys Holding, Inc.
	4.170%, 11/01/20	4,060	4,094,181
	JPMorgan Chase & Co.
	4.350%, 08/15/21	750	780,851
	3.250%, 09/23/22	4,112	4,359,185
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	647,243
	KeyCorp
	2.900%, 09/15/20	3,128	3,136,985
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22	2,120	2,242,666
	Kroger Co. (The)
	2.950%, 11/01/21	2,334	2,401,843
	Laboratory Corp. of America Holdings
	3.750%, 08/23/22	3,118	3,293,657
	LG&E & KU Energy LLC
	3.750%, 11/15/20	1,244	1,245,261
	Liberty Mutual Group, Inc.
	5.000%, 06/01/21	980	1,015,518
	LyondellBasell Industries NV
	6.000%, 11/15/21	5,000	5,276,941
	Marathon Oil Corp.
	2.800%, 11/01/22	4,000	4,050,432
	Marathon Petroleum Corp.
	4.500%, 05/01/23	7,870	8,527,230
	Marriott International, Inc.
#	2.875%, 03/01/21	600	605,469
	Marsh & McLennan Cos. Inc.
	4.800%, 07/15/21	1,526	1,573,548
	Micron Technology, Inc.
	2.497%, 04/24/23	7,400	7,725,058
	Morgan Stanley
	3.125%, 01/23/23	7,700	8,186,630
	Mylan NV
	3.150%, 06/15/21	1,214	1,238,933
	Mylan, Inc.
Ω	3.125%, 01/15/23	5,000	5,281,503

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.683%, 06/30/21		1,800	$1,805,622
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		1,900	2,003,574
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.250%, 01/17/23		4,000	4,308,170
	Philip Morris International, Inc.
	2.900%, 11/15/21		5,159	5,333,265
	Phillips 66
#	3.700%, 04/06/23		1,000	1,075,130
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,153	1,395,845
	Raytheon Technologies Corp.
	8.750%, 03/01/21		2,000	2,094,369
	Roper Technologies, Inc.
	3.000%, 12/15/20		5,070	5,109,643
	Sempra Energy
	2.850%, 11/15/20		6,000	6,021,292
	Tyson Foods, Inc.
	4.500%, 06/15/22		500	532,041
	UnitedHealth Group, Inc.
	2.125%, 03/15/21		2,905	2,938,218
	Valero Energy Corp.
	2.700%, 04/15/23		6,000	6,262,786
	VMware, Inc.
	2.950%, 08/21/22		4,000	4,174,829
	Walgreen Co.
#	3.100%, 09/15/22		5,296	5,566,380
	Waste Management, Inc.
	2.400%, 05/15/23		2,207	2,306,473
	Wells Fargo & Co.
	2.550%, 12/07/20		1,450	1,461,130
#	4.600%, 04/01/21		3,400	3,495,670
	Wells Fargo & Co. Floating Rate Note
(r)	1.270%, 07/26/21		3,000	3,024,608
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		6,000	6,342,407
	Williams Partners LP
	3.350%, 08/15/22		995	1,035,462
	Xcel Energy, Inc.
	2.400%, 03/15/21		2,622	2,649,791
	Zoetis, Inc. Floating Rate Note
(r)	0.817%, 08/20/21		994	995,940
	TOTAL UNITED STATES			350,939,897
	TOTAL BONDS			574,999,682
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (33.3%)
U.S. Treasury Bill
	0.000%, 08/11/20	13,000	$12,999,747
U.S. Treasury Notes
(r)	0.220%, 01/31/21	19,000	19,009,073
(r)	0.244%, 04/30/21	163,000	163,140,775
(r)	0.259%, 01/31/22	10,000	10,016,893
(r)	0.219%, 04/30/22	121,000	121,133,669
TOTAL U.S. TREASURY OBLIGATIONS			326,300,157
TOTAL INVESTMENT SECURITIES (Cost $894,018,316)			901,299,839
COMMERCIAL PAPER — (7.5%)
Ω	Astrazeneca P.L.C. 2.000%, 10/28/20	3,000	2,996,677
Ω	Astrazeneca PLC 1.900%, 12/11/20	6,000	5,989,537
Ω	AT&T, Inc. 1.400%, 08/03/20	5,000	4,999,921
Bayer Corp.
Ω	0.800%, 08/17/20	2,000	1,999,842
Ω	2.450%, 09/01/20	3,200	3,199,389
Ω	BP Capital Markets P.L.C. 1.550%, 09/01/20	7,000	6,999,197
Ω	Campbell Soup Co. 1.600%, 09/01/20	3,500	3,499,331
Ω	Daimler Fin North America 1.578%, 08/12/20	4,000	3,999,772
Ω	Emerson Electric Co. 1.017%, 08/06/20	4,500	4,499,819
Ω	Glencore Funding LLC 1.560%, 08/06/20	5,000	4,999,675
Ω	Honeywell International 1.018%, 09/18/20	8,000	7,998,443
	Intesa Funding LLC 1.200%, 08/03/20	1,000	999,959
Ω	Natwest Markets P.L.C. 1.150%, 01/07/21	5,000	4,990,156
Ω	Telstra Corporation Limited 0.550%, 12/21/20	7,000	6,988,683
Ω	Walgreens Boots Alliance, Inc. 1.430%, 11/09/20	1,500	1,497,711
Walt Disney Co. (The)
Ω	0.700%, 03/26/21	5,000	4,986,249
Ω	0.700%, 04/30/21	2,500	2,491,450
TOTAL COMMERCIAL PAPER			73,135,811

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	408,186	$4,723,119
TOTAL INVESTMENTS — (100.0%)
(Cost $971,765,685)^^			$979,158,769
As of July 31, 2020, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	15,260,321	CAD	20,392,748	Bank of America Corp.	09/03/20	$34,608
Total Appreciation						$34,608
USD	54,869,695	EUR	47,892,605	Bank of New York Mellon Corp.	08/21/20	$(1,565,541)
Total (Depreciation)						$(1,565,541)
Total Appreciation (Depreciation)						$(1,530,933)
As of July 31, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CME Live Cattle Futures	60	10/30/20	$2,441,748	$2,589,000	$147,252
Copper futures	75	12/29/20	5,469,462	5,419,688	(49,774)
Corn Futures	229	12/14/20	3,761,846	3,744,150	(17,696)
Gasoline Rbob Futures	23	10/30/20	1,082,105	1,052,457	(29,648)
Gold 100 Oz. Futures	65	12/29/20	11,786,152	12,908,350	1,122,198
ICE Brent Crude Oil Futures	78	09/30/20	3,336,991	3,420,300	83,309
Kc Hrw Wheat Futures	47	12/14/20	1,059,423	1,064,550	5,127
Lean Hogs Futures	49	10/14/20	938,927	972,650	33,723
LME Nickel Futures	29	09/14/20	2,203,379	2,394,849	191,470
LME Nickel Futures	25	11/16/20	2,059,613	2,069,550	9,937
LME Primary Aluminium Futures	85	09/14/20	3,351,285	3,605,594	254,309
LME Prime Aluminium Futures	72	11/16/20	3,087,325	3,082,500	(4,825)
LME Zinc Futures	52	09/14/20	2,625,881	3,009,500	383,619
LME Zinc Futures	44	11/16/20	2,458,148	2,553,650	95,502
Low Su Gasoil G Futures	32	11/12/20	1,227,277	1,200,800	(26,477)
Natural Gas Futures	280	10/28/20	6,662,541	6,770,400	107,859
Ny Harb Ulsd Futures	19	10/30/20	1,015,753	1,003,485	(12,268)
NYBOT CSC ’C’ Coffee Futures	45	12/18/20	1,993,104	2,052,000	58,896
NYBOT CSC No 11 World Sugar Futures	150	09/30/20	1,865,048	2,123,520	258,472
NYBOT CTN No 2 Cotton Futures	32	12/08/20	915,550	1,002,560	87,010
Silver Futures	31	12/29/20	3,820,933	3,792,695	(28,238)
Soybean Futures	90	11/13/20	3,868,253	4,016,250	147,997
Soybean Meal Futures	83	12/14/20	2,431,784	2,467,590	35,806
Soybean Oil Futures	105	12/14/20	1,781,196	1,937,880	156,684
Wheat Futures (cbt)	84	12/14/20	2,229,987	2,262,750	32,763
Wti Crude Futures	97	10/20/20	3,994,122	3,968,270	(25,852)
Total			$77,467,833	$80,484,988	$3,017,155

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Short Position contracts:
LME Nickel Futures	(29)	09/14/20	$(2,369,702)	$(2,394,849)	$(25,147)
LME Primary Aluminium Futures	(85)	09/14/20	(3,582,520)	(3,605,594)	(23,074)
LME Zinc Futures	(52)	09/14/20	(2,872,947)	(3,009,500)	(136,553)
Total			$(8,825,169)	$(9,009,943)	$(184,774)
Total Futures Contracts			$68,642,664	$71,475,045	$2,832,381
As of July 31, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	128,398,366	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/29/20	—	—	$1,202,543	$1,202,543
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	140,338,729	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	09/29/20	—	—	1,618,565	1,618,565
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	192,113,051	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	09/30/20	—	—	639,429	639,429
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	80,546,630	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/30/20	—	—	336,082	336,082
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	144,995,074	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/28/20	—	—	587,499	587,499
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	86,404,134	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/28/20	—	—	323,337	323,337
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	296,101,737	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/30/20	—	—	(972,122)	(972,122)
Total						—	—	$3,735,333	$3,735,333
*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.70%	3,481,785
CBOT Corn Futures	5.24%	6,731,432
NYMEX Light Sweet Crude Oil Futures	5.53%	7,096,032
ICE Brent Crude Oil Futures	4.76%	6,109,019
NYBOT CTN No. 2 Cotton Futures	1.41%	1,816,109
COMEX Gold 100 Troy Oz. Futures	18.16%	23,317,268
COMEX Copper Futures	7.61%	9,772,903
NYMEX NY Harbor ULSD Futures	1.38%	1,774,594
NYBOT CSC 'C' Coffee Futures	2.85%	3,656,116
KCBT Hard Red Winter Wheat Futures	1.50%	1,922,944
LME Primary Aluminum Futures	4.32%	5,547,765
CME Live Cattle Futures	3.62%	4,650,901
CME Lean Hogs Futures	1.35%	1,729,463
LME Nickel Futures	2.88%	3,698,295
LME Zinc Futures	3.58%	4,590,788
NYMEX Henry Hub Natural Gas Futures	9.45%	12,130,716
ICE Gasoil Futures	1.67%	2,141,443
CBOT Soybean Futures	5.63%	7,231,352
NYBOT CSC No. 11 World Sugar Futures	2.96%	3,798,679
COMEX Silver Futures	5.31%	6,820,964
CBOT Soybean Meal Futures	3.44%	4,411,793
CBOT Wheat Futures	3.15%	4,041,811
NYMEX Reformulated Gasoline Blend Futures	1.50%	1,926,194
Total Notional Amount		128,398,366
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.78%	3,892,530
CBOT Corn Futures	4.19%	5,878,998
NYMEX Light Sweet Crude Oil Futures	4.54%	6,368,154
ICE Brent Crude Oil Futures	3.91%	5,491,928
NYBOT CTN No. 2 Cotton Futures	1.16%	1,624,539
COMEX Gold 100 Troy Oz. Futures	18.61%	26,122,173
COMEX Copper Futures	9.33%	13,094,578
NYMEX NY Harbor ULSD Futures	1.12%	1,575,395
NYBOT CSC 'C' Coffee Futures	2.26%	3,176,950
KCBT Hard Red Winter Wheat Futures	1.20%	1,683,282
LME Primary Aluminum Futures	4.39%	6,158,774
CME Live Cattle Futures	2.95%	4,139,470
CME Lean Hogs Futures	1.66%	2,326,444
LME Nickel Futures	2.95%	4,136,185
LME Zinc Futures	4.39%	6,155,422
NYMEX Henry Hub Natural Gas Futures	9.06%	12,708,977
ICE Gasoil Futures	1.35%	1,896,479
CBOT Soybean Futures	6.94%	9,743,937
NYBOT CSC No. 11 World Sugar Futures	2.39%	3,356,003
COMEX Silver Futures	5.40%	7,571,699
CBOT Soybean Meal Futures	4.22%	5,928,777
CBOT Wheat Futures	3.19%	4,483,034
NYMEX Reformulated Gasoline Blend Futures	2.01%	2,825,001
Total Notional Amount		140,338,729

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.78%	5,328,577
CBOT Corn Futures	4.19%	8,047,900
NYMEX Light Sweet Crude Oil Futures	4.54%	8,717,518
ICE Brent Crude Oil Futures	3.91%	7,518,031
NYBOT CTN No. 2 Cotton Futures	1.16%	2,223,871
COMEX Gold 100 Troy Oz. Futures	18.61%	35,759,268
COMEX Copper Futures	9.33%	17,925,482
NYMEX NY Harbor ULSD Futures	1.12%	2,156,597
NYBOT CSC 'C' Coffee Futures	2.26%	4,349,003
KCBT Hard Red Winter Wheat Futures	1.20%	2,304,285
LME Primary Aluminum Futures	4.39%	8,430,894
CME Live Cattle Futures	2.95%	5,666,620
CME Lean Hogs Futures	1.66%	3,184,726
LME Nickel Futures	2.95%	5,662,123
LME Zinc Futures	4.39%	8,426,305
NYMEX Henry Hub Natural Gas Futures	9.06%	17,397,623
ICE Gasoil Futures	1.35%	2,596,136
CBOT Soybean Futures	6.94%	13,338,709
NYBOT CSC No. 11 World Sugar Futures	2.39%	4,594,113
COMEX Silver Futures	5.40%	10,365,081
CBOT Soybean Meal Futures	4.22%	8,116,045
CBOT Wheat Futures	3.19%	6,136,932
NYMEX Reformulated Gasoline Blend Futures	2.01%	3,867,212
Total Notional Amount		192,113,051
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.70%	2,184,186
CBOT Corn Futures	5.24%	4,222,749
NYMEX Light Sweet Crude Oil Futures	5.53%	4,451,469
ICE Brent Crude Oil Futures	4.76%	3,832,299
NYBOT CTN No. 2 Cotton Futures	1.41%	1,139,278
COMEX Gold 100 Troy Oz. Futures	18.16%	14,627,346
COMEX Copper Futures	7.61%	6,130,720
NYMEX NY Harbor ULSD Futures	1.38%	1,113,235
NYBOT CSC 'C' Coffee Futures	2.85%	2,293,548
KCBT Hard Red Winter Wheat Futures	1.50%	1,206,298
LME Primary Aluminum Futures	4.32%	3,480,214
CME Live Cattle Futures	3.62%	2,917,595
CME Lean Hogs Futures	1.35%	1,084,924
LME Nickel Futures	2.88%	2,320,008
LME Zinc Futures	3.58%	2,879,885
NYMEX Henry Hub Natural Gas Futures	9.45%	7,609,819
ICE Gasoil Futures	1.67%	1,343,366
CBOT Soybean Futures	5.63%	4,536,359
NYBOT CSC No. 11 World Sugar Futures	2.96%	2,382,980
COMEX Silver Futures	5.31%	4,278,915
CBOT Soybean Meal Futures	3.44%	2,767,598
CBOT Wheat Futures	3.15%	2,535,502
NYMEX Reformulated Gasoline Blend Futures	1.50%	1,208,337
Total Notional Amount		80,546,630

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.78%	4,021,682
CBOT Corn Futures	4.19%	6,074,059
NYMEX Light Sweet Crude Oil Futures	4.54%	6,579,445
ICE Brent Crude Oil Futures	3.91%	5,674,146
NYBOT CTN No. 2 Cotton Futures	1.16%	1,678,440
COMEX Gold 100 Troy Oz. Futures	18.61%	26,988,889
COMEX Copper Futures	9.33%	13,529,047
NYMEX NY Harbor ULSD Futures	1.12%	1,627,666
NYBOT CSC 'C' Coffee Futures	2.26%	3,282,359
KCBT Hard Red Winter Wheat Futures	1.20%	1,739,132
LME Primary Aluminum Futures	4.39%	6,363,118
CME Live Cattle Futures	2.95%	4,276,815
CME Lean Hogs Futures	1.66%	2,403,634
LME Nickel Futures	2.95%	4,273,421
LME Zinc Futures	4.39%	6,359,655
NYMEX Henry Hub Natural Gas Futures	9.06%	13,130,652
ICE Gasoil Futures	1.35%	1,959,403
CBOT Soybean Futures	6.94%	10,067,234
NYBOT CSC No. 11 World Sugar Futures	2.39%	3,467,353
COMEX Silver Futures	5.40%	7,822,923
CBOT Soybean Meal Futures	4.22%	6,125,490
CBOT Wheat Futures	3.19%	4,631,778
NYMEX Reformulated Gasoline Blend Futures	2.01%	2,918,733
Total Notional Amount		144,995,074
(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.70%	2,343,026
CBOT Corn Futures	5.24%	4,529,836
NYMEX Light Sweet Crude Oil Futures	5.53%	4,775,189
ICE Brent Crude Oil Futures	4.76%	4,110,991
NYBOT CTN No. 2 Cotton Futures	1.41%	1,222,129
COMEX Gold 100 Troy Oz. Futures	18.16%	15,691,074
COMEX Copper Futures	7.61%	6,576,557
NYMEX NY Harbor ULSD Futures	1.38%	1,194,192
NYBOT CSC 'C' Coffee Futures	2.85%	2,460,339
KCBT Hard Red Winter Wheat Futures	1.50%	1,294,022
LME Primary Aluminum Futures	4.32%	3,733,302
CME Live Cattle Futures	3.62%	3,129,768
CME Lean Hogs Futures	1.35%	1,163,821
LME Nickel Futures	2.88%	2,488,723
LME Zinc Futures	3.58%	3,089,316
NYMEX Henry Hub Natural Gas Futures	9.45%	8,163,219
ICE Gasoil Futures	1.67%	1,441,058
CBOT Soybean Futures	5.63%	4,866,251
NYBOT CSC No. 11 World Sugar Futures	2.96%	2,556,275
COMEX Silver Futures	5.31%	4,590,086
CBOT Soybean Meal Futures	3.44%	2,968,863
CBOT Wheat Futures	3.15%	2,719,888
NYMEX Reformulated Gasoline Blend Futures	1.50%	1,296,209
Total Notional Amount		86,404,134

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.70%	8,029,406
CBOT Corn Futures	5.24%	15,523,474
NYMEX Light Sweet Crude Oil Futures	5.53%	16,364,284
ICE Brent Crude Oil Futures	4.76%	14,088,117
NYBOT CTN No. 2 Cotton Futures	1.41%	4,188,161
COMEX Gold 100 Troy Oz. Futures	18.16%	53,772,362
COMEX Copper Futures	7.61%	22,537,464
NYMEX NY Harbor ULSD Futures	1.38%	4,092,422
NYBOT CSC 'C' Coffee Futures	2.85%	8,431,433
KCBT Hard Red Winter Wheat Futures	1.50%	4,434,535
LME Primary Aluminum Futures	4.32%	12,793,799
CME Live Cattle Futures	3.62%	10,725,525
CME Lean Hogs Futures	1.35%	3,988,346
LME Nickel Futures	2.88%	8,528,704
LME Zinc Futures	3.58%	10,586,898
NYMEX Henry Hub Natural Gas Futures	9.45%	27,974,858
ICE Gasoil Futures	1.67%	4,938,419
CBOT Soybean Futures	5.63%	16,676,349
NYBOT CSC No. 11 World Sugar Futures	2.96%	8,760,200
COMEX Silver Futures	5.31%	15,729,946
CBOT Soybean Meal Futures	3.44%	10,174,113
CBOT Wheat Futures	3.15%	9,320,892
NYMEX Reformulated Gasoline Blend Futures	1.50%	4,442,030
Total Notional Amount		296,101,737
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$9,753,557	—	$9,753,557
Belgium	—	19,209,996	—	19,209,996
Canada	—	38,115,897	—	38,115,897
Denmark	—	7,536,104	—	7,536,104
France	—	39,205,976	—	39,205,976
Germany	—	20,844,891	—	20,844,891
Japan	—	34,917,375	—	34,917,375
Netherlands	—	6,281,478	—	6,281,478
Singapore	—	2,369,636	—	2,369,636
Spain	—	16,155,508	—	16,155,508
Switzerland	—	5,020,119	—	5,020,119
United Kingdom	—	24,649,248	—	24,649,248
United States	—	350,939,897	—	350,939,897
U.S. Treasury Obligations	—	326,300,157	—	326,300,157
Commercial Paper	—	73,135,811	—	73,135,811
Securities Lending Collateral	—	4,723,119	—	4,723,119
Forward Currency Contracts**	—	(1,530,933)	—	(1,530,933)
Futures Contracts**	$2,832,381	—	—	2,832,381
Swap Agreements**	—	3,735,333	—	3,735,333
TOTAL	$2,832,381	$981,363,169	—	$984,195,550
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (4.3%)
	Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r)	0.196%, 03/17/21	50,000	$49,997,331
	Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	0.222%, 04/16/21	112,000	112,049,102
	Federal Home Loan Bank
	0.000%, 10/16/20	75,000	74,986,125
#	0.000%, 10/19/20	75,000	74,985,562
	TOTAL AGENCY OBLIGATIONS		312,018,120
BONDS — (22.4%)
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 12/15/21	87,000	86,772,930
	Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	0.948%, 02/09/22	5,110	5,144,345
	Apple, Inc., Floating Rate Note, 3M USD LIBOR + 1.130%, FRN
#(r)	1.489%, 02/23/21	10,500	10,566,977
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 12/15/21	151,500	151,440,915
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.371%, 03/16/21	2,800	2,800,504
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
#(r)	0.511%, 06/16/21	10,678	10,693,056
	Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.336%, 09/10/21	50,750	50,715,998
		Face Amount	Value†
		(000)

Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)	0.726%, 04/13/21	16,178	$16,224,982
Bank of Nova Scotia (The)
#	2.350%, 10/21/20	11,846	11,899,343
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r)	0.566%, 01/08/21	39,053	39,084,961
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r)	0.712%, 04/20/21	6,000	6,016,558
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.310%, FRN
(r)	0.614%, 10/05/20	3,735	3,737,438
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r)	0.566%, 02/02/21	21,180	21,208,839
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	0.301%, 10/16/20	50,000	50,003,909
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r)	0.650%, 09/04/20	3,300	3,300,990
(r)	0.590%, 09/29/20	83,000	83,032,375
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.482%, 11/15/21	22,500	22,499,325
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r)	0.407%, 03/24/21	2,043	2,043,948
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r)	0.225%, 10/25/21	74,365	74,292,122

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)	0.275%, 01/15/22	159	$158,832
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.220%, FRN
(r)	0.495%, 10/15/20	10,700	10,704,922
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.356%, 10/12/21	34,250	34,246,233
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.306%, 08/23/21	23,500	23,495,034
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.358%, 03/12/21	5,000	5,000,018
(r)	0.358%, 03/12/21	66,522	66,522,244
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.440%, 02/24/22	75,000	74,929,206
(r)	0.440%, 02/24/22	14,000	13,986,785
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)Ω	0.448%, 09/08/21	4,000	4,004,154
(r)	0.448%, 09/08/21	3,000	3,002,130
Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.436%, 02/17/21	27,200	27,203,046
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.035%, FRN
(r)	0.450%, 03/15/22	46,800	46,770,048
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.426%, 09/27/21	9,187	9,193,707
		Face Amount	Value†
		(000)

Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.255%, 10/26/20	88,000	$87,997,512
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.383%, 12/15/21	42,200	42,221,523
(r)	0.383%, 12/15/21	115,000	115,058,652
Nordic Investment Bank
	1.500%, 09/29/20	9,200	9,218,061
NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.488%, 02/08/21	30,200	30,197,282
NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r)	0.387%, 03/05/21	36,000	36,001,152
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 09/15/20	16,800	16,801,425
(r)	0.368%, 11/22/21	20,000	19,988,065
Royal Bank of Canada
	2.150%, 10/26/20	22,453	22,554,937
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r)	0.485%, 10/26/20	3,340	3,341,787
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.658%, 04/30/21	16,700	16,741,821
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.363%, 12/14/20	2,000	2,000,351
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r)	0.829%, 05/24/21	7,000	7,022,554
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r)	0.485%, 01/25/21	26,510	26,530,560

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	0.559%, 09/17/20	16,800	$16,806,643
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)	0.745%, 06/11/21	18,350	18,411,690
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.930%, FRN
(r)	1.243%, 12/14/20	20,000	20,064,111
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	0.524%, 08/21/20	5,500	5,499,739
(r)	0.418%, 10/09/20	34,177	34,179,096
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)	0.478%, 09/18/20	82,712	82,735,397
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	0.546%, 04/13/21	3,327	3,331,327
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	0.816%, 01/08/21	19,750	19,780,615
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.535%, 06/23/21	4,105	4,114,610
TOTAL BONDS			1,611,294,784
U.S. TREASURY OBLIGATIONS — (12.8%)
U.S. Treasury Bills
#	0.000%, 09/22/20	35,000	34,995,504
#	0.000%, 09/29/20	45,000	44,993,409
#	0.000%, 10/01/20	83,000	82,987,587
#	0.000%, 10/20/20	80,000	79,985,266
#	0.000%, 11/12/20	70,000	69,980,852
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.219%, 04/30/22	606,500	607,170,001
TOTAL U.S. TREASURY OBLIGATIONS			920,112,619
		Face Amount	Value†
		(000)
CERTIFICATES OF DEPOSIT — (6.6%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.297%, 01/28/21	40,000	$39,996,114
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	0.586%, 09/21/20	17,700	17,707,783
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.400%, 05/26/21	55,000	55,023,416
(r)Ω	0.393%, 05/28/21	89,000	89,035,647
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.050%, FRN
(r)Ω	0.228%, 08/11/20	70,000	70,000,000
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.140%, FRN
(r)	0.316%, 10/22/20	16,000	16,001,378
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)Ω	0.540%, 05/11/21	10,000	10,000,000
Toronto-Dominion Bank, Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	0.584%, 05/07/21	20,000	20,015,144
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)Ω	0.606%, 02/03/21	50,000	50,005,022
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω	0.361%, 07/15/21	60,000	60,005,686

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω	0.400%, 06/04/21	50,000	$50,012,518
TOTAL CERTIFICATES OF DEPOSIT			477,802,708
TOTAL INVESTMENT SECURITIES (Cost $3,320,562,311)			3,321,228,231

COMMERCIAL PAPER — (50.5%)
Banque Et Caisse
	0.300%, 09/24/20	11,217	11,214,824
	0.300%, 12/04/20	6,000	5,996,262
BNG Bank NV
Ω	0.010%, 08/06/20	58,000	57,998,995
Ω	0.150%, 08/27/20	60,000	59,995,500
Ω	0.150%, 08/31/20	35,000	34,996,896
Caisse Des Depots Et
Ω	0.640%, 08/17/20	75,000	74,997,166
Ω	0.440%, 08/27/20	18,000	17,998,920
Ω	0.470%, 09/23/20	125,000	124,983,312
DBS Bank Ltd.
Ω	1.697%, 08/06/20	25,000	24,999,417
Erste Abwicklungsanstalt
Ω	0.010%, 08/28/20	31,000	30,997,589
Ω	0.254%, 11/20/20	10,000	9,994,524
Ω	0.210%, 10/22/20	70,000	69,972,887
Ω	0.220%, 11/24/20	95,000	94,946,125
European Investment Bank
	0.010%, 09/04/20	100,000	99,990,278
	0.203%, 09/14/20	15,000	14,998,125
	0.220%, 10/14/20	75,000	74,982,812
	0.224%, 10/14/20	22,250	22,244,901
Export Development Canada
	0.010%, 08/25/20	15,850	15,848,976
Exxon Mobil Corp.
	0.390%, 01/04/21	142,000	141,882,337
	0.400%, 02/01/21	49,000	48,950,394
FMS Wertmanagement
Ω	0.215%, 11/20/20	140,000	139,925,520
Hydro-Quebec
Ω	0.228%, 11/17/20	75,000	74,961,623
KFW International Finance, Inc.
Ω	0.200%, 08/10/20	109,250	109,248,058
Ω	0.230%, 09/03/20	43,500	43,495,358
Ω	0.213%, 09/08/20	60,000	59,992,460
Kingdom of Denmark
	0.220%, 08/03/20	50,000	49,999,791
	0.200%, 08/05/20	74,000	73,999,486
	0.233%, 08/07/20	14,250	14,249,861
	0.264%, 01/25/21	39,000	38,963,747
		FaceAmount	Value†
		(000)
Landesbank Hessen-Thuringen
Ω	0.203%, 10/14/20	75,000	$74,974,219
Ω	0.200%, 10/15/20	58,000	57,979,429
Ω	0.210%, 10/16/20	25,000	24,990,856
Loreal USA, Inc.
Ω	0.280%, 11/04/20	14,000	13,994,811
Merck & Co., Inc.
Ω	0.650%, 08/04/20	45,000	44,999,750
Ω	0.711%, 08/05/20	50,000	49,999,653
Ω	0.650%, 08/06/20	32,000	31,999,733
Ω	0.700%, 08/10/20	25,000	24,999,577
Ω	0.660%, 08/11/20	16,000	15,999,682
National Australia Bank, Ltd.
Ω	0.190%, 09/16/20	57,850	57,836,632
Nederlandse Waterschapsbank NV
Ω	0.010%, 08/19/20	10,000	9,999,087
Ω	0.470%, 08/21/20	46,000	45,995,170
NRW Bank
Ω	0.190%, 09/21/20	46,500	46,489,589
NRW. Bank
Ω	0.235%, 09/08/20	35,250	35,244,119
Oesterreichische Kontrollbank AG
	1.660%, 08/03/20	18,000	17,999,895
	1.679%, 08/03/20	7,272	7,271,958
	0.223%, 10/22/20	20,000	19,993,314
Pfizer, Inc.
Ω	0.870%, 08/18/20	25,000	24,998,950
Ω	0.814%, 10/13/20	58,000	57,982,832
Ω	0.190%, 10/06/20	35,000	34,991,076
Province of Alberta
	0.447%, 10/20/20	75,000	74,986,331
Ω	0.180%, 08/20/20	100,000	99,995,167
Ω	0.210%, 09/09/20	13,000	12,998,368
Province of Alberta Canada
	0.010%, 09/17/20	50,000	49,991,867
Province of British Columbia
	0.010%, 10/21/20	46,500	46,481,782
	0.290%, 11/02/20	27,500	27,486,931
PSP Capital, Inc.
Ω	0.550%, 08/20/20	7,000	6,999,463
Ω	0.620%, 09/22/20	4,000	3,998,969
Ω	0.360%, 09/28/20	48,000	47,985,919
Ω	0.233%, 10/14/20	60,000	59,978,750
Ω	0.250%, 12/08/20	49,500	49,464,786
Ω	0.220%, 01/15/21	36,525	36,481,024
Queensland Treasury Corp.
	0.200%, 12/21/20	100,000	99,913,008
	0.203%, 12/22/20	65,000	64,943,060
	0.223%, 01/19/21	45,000	44,952,700
Royal Bank of Canada
	1.700%, 10/16/20	24,250	24,242,739
Sanofi
Ω	0.240%, 09/11/20	89,000	88,996,262
Ω	0.230%, 09/14/20	12,400	12,399,690
	0.240%, 09/14/20	40,000	39,999,000

DFA One-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Shell International Finance BV
Ω	1.750%, 09/28/20	10,925	$10,920,005
Svenska Handelsbanken AB
Ω	0.200%, 09/04/20	70,000	69,993,398
Ω	0.244%, 12/10/20	70,000	69,949,180
Ω	0.244%, 12/17/20	50,000	49,960,810
Swedish Export Credit
	0.260%, 10/19/20	94,250	94,218,584
	0.260%, 10/20/20	30,000	29,989,808
	0.240%, 10/09/20	73,000	72,980,128
Total Capital Canada, Ltd.
Ω	0.190%, 08/19/20	1,750	1,749,914
TOTAL COMMERCIAL PAPER (Cost $3,632,741,576)			3,633,624,119

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	22,900,023	$22,900,023
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	19,511,639	225,769,177
TOTAL INVESTMENTS — (100.0%)
(Cost $7,201,960,527)^^			$7,203,521,550

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$312,018,120	—	$312,018,120
Bonds	—	1,611,294,784	—	1,611,294,784
U.S. Treasury Obligations	—	920,112,619	—	920,112,619
Certificates of Deposit	—	477,802,708	—	477,802,708
Commercial Paper	—	3,633,624,119	—	3,633,624,119
Temporary Cash Investments	$22,900,023	—	—	22,900,023
Securities Lending Collateral	—	225,769,177	—	225,769,177
TOTAL	$22,900,023	$7,180,621,527	—	$7,203,521,550

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.1%)
Federal Farm Credit Banks Funding Corp.
(r)	0.183%, 08/09/21		8,000	$7,998,931
BONDS — (70.7%)
AUSTRALIA — (3.6%)
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	1.282%, 04/07/21	AUD	16,000	11,509,895
(r)	0.850%, 07/16/21	AUD	1,000	718,380
(r)	1.228%, 08/16/21	AUD	4,497	3,243,754
(r)	0.921%, 12/06/21	AUD	2,000	1,440,549
(r)	0.975%, 02/08/22	AUD	9,000	6,494,074
(r)	1.101%, 03/07/22	AUD	13,540	9,790,418
(r)	0.675%, 08/29/22	AUD	12,000	8,626,388
(r)	0.875%, 01/18/23	AUD	17,350	12,532,139
(r)	0.996%, 05/09/23	AUD	12,000	8,704,915
Commonwealth Bank of Australia
Ω	2.050%, 09/18/20		4,250	4,259,380
	2.400%, 11/02/20		19,446	19,544,559
(r)	0.828%, 08/16/21	AUD	2,000	1,437,018
(r)	1.143%, 09/06/21		6,626	6,673,203
(r)	0.982%, 07/25/22	AUD	17,500	12,650,393
National Australia Bank, Ltd.
	2.500%, 01/12/21		6,000	6,058,320
(r)	0.800%, 04/16/21	AUD	4,000	2,868,589
(r)	1.260%, 05/12/21	AUD	5,000	3,599,779
(r)	1.152%, 10/21/21	AUD	1,500	1,082,708
(r)	1.000%, 07/05/22	AUD	6,000	4,337,497
(r)	0.896%, 02/10/23	AUD	47,626	34,417,864
(r)	0.998%, 05/16/23	AUD	2,000	1,450,176
Queensland Treasury Corp.
	5.500%, 06/21/21	AUD	5,000	3,736,347
South Australian Government Financing Authority
	5.000%, 05/20/21	AUD	3,534	2,619,517
Westpac Banking Corp. Floating Rate Note
(r)	1.205%, 02/07/22	AUD	7,800	5,646,456
(r)	0.718%, 05/16/22	AUD	14,100	10,136,146
(r)	0.912%, 10/27/22	AUD	5,000	3,611,935
TOTAL AUSTRALIA				187,190,399
AUSTRIA — (0.4%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	1.750%, 10/21/20	EUR	8,000	9,468,085
KA Finanz AG
	0.375%, 08/11/20	EUR	500	589,070
			Face Amount^	Value†
			(000)

AUSTRIA — (Continued)
	OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	6,800	$8,076,179
	TOTAL AUSTRIA			18,133,334
BELGIUM — (2.6%)
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	38,250	45,559,354
	0.200%, 03/16/21	EUR	44,600	52,724,049
	0.875%, 09/07/21	GBP	6,000	7,903,163
	0.625%, 01/21/22	EUR	7,400	8,841,695
	1.125%, 06/15/22	GBP	400	531,302
	Kingdom of Belgium Treasury Bill
	0.000%, 09/10/20	EUR	17,000	20,036,631
	TOTAL BELGIUM			135,596,194
CANADA — (16.5%)
	Bank of Montreal
	1.880%, 03/31/21	CAD	88,000	66,339,826
	1.610%, 10/28/21	CAD	7,500	5,672,832
	0.250%, 11/17/21	EUR	28,000	33,145,025
(r)	1.159%, 08/27/21		10,200	10,280,674
(r)	0.871%, 09/07/21	AUD	9,500	6,819,067
(r)	0.098%, 09/28/21	EUR	12,019	14,220,848
(r)	0.142%, 03/14/22	EUR	1,500	1,772,580
(r)	1.020%, 10/06/22	AUD	11,570	8,346,344
	Bank of Nova Scotia (The)
	3.270%, 01/11/21	CAD	131,280	99,227,666
	0.375%, 04/06/22	EUR	2,000	2,371,734
	1.250%, 06/08/22	GBP	1,000	1,324,933
	Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.739%, 03/15/21	CAD	40,000	29,948,113
(r)Ω	0.724%, 03/15/22	CAD	172,000	129,183,949
	Canadian Imperial Bank of Commerce Floating Rate Note
(r)	0.614%, 10/05/20		7,000	7,004,568
(r)	0.566%, 02/02/21		5,000	5,006,808
	Canadian Imperial Bank of Commerce
	1.900%, 04/26/21	CAD	65,940	49,751,975
	Ontario, Province of Canada Floating Rate Note
(r)	0.711%, 06/27/22	CAD	43,300	32,512,580
	Province of Alberta Canada
	1.350%, 09/01/21	CAD	15,000	11,327,970
	Province of British Columbia Canada
	3.700%, 12/18/20	CAD	75,500	57,100,310

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Province of Manitoba Canada
0.750%, 12/15/21	GBP	10,760	$14,154,869
Province of Ontario Canada Floating Rate Note
(r) 0.449%, 11/10/20	GBP	10,000	13,090,261
(r) 0.795%, 10/27/21	CAD	10,000	7,508,007
Province of Ontario Canada
4.000%, 06/02/21	CAD	28,794	22,156,407
Province of Quebec Canada
4.500%, 12/01/20	CAD	128,300	97,110,298
4.250%, 12/01/21	CAD	15,000	11,777,819
Province of Quebec Canada Floating Rate Note
(r) 0.968%, 04/19/22	CAD	10,000	7,541,827
Royal Bank of Canada Floating Rate Note
(r) 0.144%, 08/06/20	EUR	1,000	1,177,986
(r) 0.485%, 10/26/20		4,500	4,502,407
(r) 0.151%, 01/19/21	EUR	3,767	4,447,209
(r) 0.658%, 04/30/21		3,057	3,064,656
2.860%, 03/04/21	CAD	37,000	28,023,263
2.030%, 03/15/21	CAD	65,000	49,016,051
1.650%, 07/15/21	CAD	10,000	7,553,250
1.583%, 09/13/21	CAD	15,000	11,325,395
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	13,805	16,347,958
TOTAL CANADA			870,155,465
DENMARK — (0.9%)
Denmark Government Bond
3.000%, 11/15/21	DKK	285,000	47,170,775
FINLAND — (0.7%)
Kuntarahoitus Oyj Floating Rate Note
(r) 0.255%, 10/26/20		18,000	18,000,533
(r) 0.436%, 02/17/21		17,600	17,601,971
Kuntarahoitus Oyj
0.750%, 12/15/20	GBP	2,373	3,113,246
TOTAL FINLAND			38,715,750
FRANCE — (5.4%)
Agence Francaise de Developpement
2.125%, 02/15/21	EUR	5,900	7,041,439
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	13,000	15,360,217
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.438%, 06/07/21		9,400	9,402,653
Bpifrance Financement SA
0.100%, 02/19/21	EUR	25,000	29,518,265
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Caisse d'Amortissement de la Dette Sociale
3.750%, 10/25/20	EUR	5,292	$6,292,000
3.375%, 04/25/21	EUR	2,527	3,058,552
Caisse des Depots et Consignations Floating Rate Note
(r) 0.392%, 10/02/20		40,200	40,200,000
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	200	262,742
Dexia Credit Local SA Floating Rate Note
(r) 0.590%, 09/29/20		43,000	43,016,773
Sanofi
0.875%, 09/22/21	EUR	16,300	19,371,327
1.125%, 03/10/22	EUR	1,000	1,199,213
0.000%, 03/21/22	EUR	4,400	5,200,636
0.000%, 09/13/22	EUR	9,800	11,591,939
SNCF Reseau
6.000%, 10/12/20	EUR	1,000	1,192,004
0.100%, 05/27/21	EUR	10,800	12,767,157
SNCF Reseau EPIC
5.500%, 12/01/21	GBP	32,992	46,116,557
Total Capital International SA
2.125%, 11/19/21	EUR	16,800	20,334,576
Total Capital International SA
2.250%, 12/17/20	GBP	2,078	2,738,544
Total Capital SA
4.125%, 01/28/21		3,500	3,565,232
UNEDIC ASSEO
0.000%, 11/25/20	EUR	6,400	7,547,071
TOTAL FRANCE			285,776,897
GERMANY — (6.7%)
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,452	1,766,779
4.375%, 09/23/21	EUR	6,403	7,931,381
Erste Abwicklungsanstalt
0.000%, 02/25/21	EUR	2,000	2,361,226
FMS Wertmanagement Floating Rate Note
(r) 0.340%, 01/14/22	GBP	20,000	26,201,203
Kreditanstalt fuer Wiederaufbau
3.500%, 01/22/21	SEK	2,000	231,395
1.375%, 02/01/21	GBP	21,000	27,662,728
2.800%, 02/17/21	AUD	3,000	2,172,162
6.250%, 05/19/21	AUD	4,000	2,991,785
5.550%, 06/07/21	GBP	5,000	6,845,363
1.000%, 10/12/21	NOK	80,000	8,858,419
0.125%, 06/03/22	SEK	126,000	14,314,287
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.348%, 07/19/21	EUR	2,566	3,044,910

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r) 0.426%, 09/27/21		76,000	$76,055,480
Landwirtschaftliche Rentenbank Floating Rate Note
(r) 0.000%, 01/15/21	EUR	6,000	7,084,525
(r) 0.587%, 06/03/21		6,728	6,739,168
NRW Bank
0.125%, 01/18/21	EUR	18,700	22,080,764
0.000%, 02/01/22	EUR	2,000	2,371,036
(r) 0.488%, 02/08/21		19,000	18,998,290
(r) 0.387%, 03/05/21		24,000	24,000,768
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.167%, 10/29/21	GBP	68,900	90,086,015
TOTAL GERMANY			351,797,684
JAPAN — (1.6%)
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	2,500	3,004,116
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	5,000	3,768,188
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	6,980	8,228,394
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.817%, 01/08/21		2,549	2,552,951
4.250%, 01/11/21		1,000	1,017,264
1.000%, 03/09/21	EUR	6,566	7,783,924
1.900%, 04/08/21		1,883	1,904,352
0.000%, 07/21/21	EUR	2,844	3,356,457
1.000%, 09/10/21	EUR	9,914	11,821,167
0.750%, 07/21/22	EUR	17,419	20,859,743
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	15,692	18,582,776
TOTAL JAPAN			82,879,332
NETHERLANDS — (3.4%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	3,600	4,483,774
BNG Bank NV
1.125%, 05/24/21	GBP	5,000	6,593,367
5.375%, 06/07/21	GBP	2,000	2,731,228
Cooperatieve Rabobank UA
4.500%, 01/11/21		2,962	3,016,037
4.125%, 01/12/21	EUR	500	600,254
4.625%, 01/13/21	GBP	850	1,133,381
2.500%, 01/19/21		12,410	12,538,194
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV Floating Rate Note
(r)	0.458%, 11/10/20		18,000	$18,000,672
(r)Ω	0.383%, 12/15/21		50,000	50,025,501
(r)	0.383%, 12/15/21		23,000	23,011,731
Shell International Finance BV
	2.250%, 11/10/20		19,639	19,739,379
	1.625%, 03/24/21	EUR	24,210	28,856,753
	1.875%, 05/10/21		2,909	2,945,685
	1.250%, 03/15/22	EUR	2,882	3,476,559
	1.000%, 04/06/22	EUR	2,836	3,406,847
TOTAL NETHERLANDS				180,559,362
NORWAY — (3.4%)
Equinor ASA
	2.000%, 09/10/20	EUR	34,165	40,330,405
	5.625%, 03/11/21	EUR	9,326	11,374,567
	0.875%, 02/17/23	EUR	4,758	5,732,723
Kommunalbanken A.S. Floating Rate Note
(r)Ω	0.358%, 03/12/21		3,600	3,600,013
(r)	0.358%, 03/12/21		3,000	3,000,011
(r)	0.315%, 04/15/21		5,500	5,498,331
(r)Ω	0.440%, 02/24/22		100,000	99,905,608
Kommunalbanken A.S.
	1.500%, 04/19/22	NOK	100,000	11,177,837
TOTAL NORWAY				180,619,495
SINGAPORE — (1.2%)
DBS Bank, Ltd. Floating Rate Note
(r)	0.730%, 09/13/22	AUD	2,000	1,434,889
Monetary Authority of Singapore Bill
	0.000%, 09/04/20	SGD	70,000	50,934,653
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.801%, 04/23/21	AUD	2,500	1,792,006
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,369,636
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.632%, 07/25/22	AUD	10,000	7,158,535
TOTAL SINGAPORE				63,689,719
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.3%)
African Development Bank Floating Rate Note
(r)	0.323%, 12/15/21		50,000	49,869,500
African Development Bank
	5.250%, 03/23/22	AUD	13,000	9,994,937

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank Floating Rate Note
(r)	0.336%, 09/10/21		5,500	$5,496,315
(r)	0.323%, 12/15/21		144,000	143,943,840
(r)	0.320%, 02/01/22	GBP	5,000	6,550,105
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,634,573
(r)	0.482%, 11/15/21		20,000	19,999,400
(r)	0.415%, 03/11/22		5,285	5,284,102
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.343%, 08/19/22		33,957	33,949,984
European Financial Stability Facility
	0.100%, 01/19/21	EUR	9,000	10,633,361
European Investment Bank
	1.250%, 11/05/20	CAD	85,000	63,595,192
	1.000%, 05/25/21	NOK	47,220	5,215,515
Ω	2.250%, 07/30/21	CAD	15,000	11,412,632
	2.250%, 07/30/21	CAD	10,000	7,608,048
	4.250%, 12/07/21	GBP	1,674	2,313,039
	1.500%, 05/12/22	NOK	225,000	25,235,666
(r)Ω	0.407%, 03/24/21		9,000	9,004,176
(r)	0.340%, 01/10/22	GBP	20,947	27,462,944
(r)	0.410%, 06/29/23	GBP	3,051	4,008,799
European Stability Mechanism Treasury Bill
	0.000%, 08/06/20	EUR	5,625	6,626,145
	0.000%, 10/08/20	EUR	36,000	42,446,509
	0.000%, 11/19/20	EUR	8,309	9,801,284
Inter-American Development Bank Floating Rate Note
(r)	0.183%, 10/09/20		15,000	14,998,500
(r)	0.495%, 10/15/20		25,000	25,011,500
(r)	0.225%, 10/25/21		50,000	49,951,000
(r)	0.275%, 01/15/22		159	158,831
Inter-American Development Bank
	6.000%, 02/26/21	AUD	6,000	4,422,926
Inter-American Investment Corp. Floating Rate Note
(r)	0.356%, 10/12/21		72,750	72,741,998
International Bank for Reconstruction & Development
	5.750%, 10/01/20	AUD	5,000	3,603,240
	2.800%, 01/13/21	AUD	10,000	7,222,444
International Finance Corp.
	2.700%, 02/05/21	AUD	35,659	25,780,986
(r)	0.306%, 08/23/21		21,000	20,995,562
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	0.310%, 01/18/22	GBP	15,000	$19,649,332
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			753,622,385
SWEDEN — (3.0%)
	Kommuninvest I Sverige AB
	2.500%, 12/01/20	SEK	526,380	60,450,699
	1.000%, 09/15/21	SEK	430,000	49,482,592
	Svensk Exportkredit AB Floating Rate Note
(r)	0.363%, 12/14/20		28,929	28,934,071
(r)	0.433%, 12/13/21		12,000	12,005,155
	Svenska Handelsbanken AB
	1.950%, 09/08/20		2,500	2,503,950
	3.000%, 11/20/20	GBP	1,000	1,319,380
	TOTAL SWEDEN			154,695,847
SWITZERLAND — (1.5%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,356	2,807,378
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	6,900	9,074,984
	Novartis Finance SA
	0.000%, 03/31/21	EUR	50,532	59,603,012
	0.750%, 11/09/21	EUR	5,500	6,560,749
	TOTAL SWITZERLAND			78,046,123
UNITED STATES — (5.5%)
	3M Co.
	1.875%, 11/15/21	EUR	1,400	1,693,361
	0.375%, 02/15/22	EUR	2,000	2,373,396
	Apple, Inc. Floating Rate Note
(r)	1.490%, 02/23/21		800	805,103
#(r)	0.948%, 02/09/22		4,000	4,026,884
	Berkshire Hathaway, Inc.
	0.250%, 01/17/21	EUR	1,074	1,266,521
	Chevron Corp. Floating Rate Note
#(r)	0.922%, 11/15/21		6,000	6,030,401
	International Finance Corp. Floating Rate Note
(r)	0.493%, 12/15/21		15,000	15,012,897
	Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	36,078,640
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	46,986	56,013,459
	Microsoft Corp.
	2.125%, 12/06/21	EUR	10,406	12,578,417
	Oracle Corp.
	2.250%, 01/10/21	EUR	25,525	30,369,065
	2.250%, 01/10/21	EUR	22,330	26,567,726

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	$15,632,816
	Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	13,722	16,391,717
	2.000%, 11/05/21	EUR	20,124	24,362,515
	Toyota Motor Credit Corp. Floating Rate Note
(r)	0.559%, 08/13/21		15,094	15,093,268
	Walmart, Inc. Floating Rate Note
(r)	0.535%, 06/23/21		25,925	25,985,691
	Walmart, Inc.
	1.900%, 04/08/22	EUR	500	607,190
	TOTAL UNITED STATES			290,889,067
	TOTAL BONDS			3,719,537,828
U.S. TREASURY OBLIGATIONS — (5.9%)
	U.S. Treasury Notes
(r)	0.219%, 04/30/22		311,000	311,343,562
CERTIFICATES OF DEPOSIT — (2.7%)
AUSTRALIA — (1.0%)
(r)Ω	National Australia Bank, Ltd., Floating Rate Note		50,000,000	50,021,287
CANADA — (1.0%)
(r)	Bank of Montreal, Floating Rate Note		10,000,000	9,999,029
(r)	Toronto-Dominion Bank, Floating Rate Note		45,000,000	45,034,073
	TOTAL CANADA			55,033,102
SINGAPORE — (0.5%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note		25,000,000	25,000,844
SWEDEN — (0.2%)
(r)Ω	Svenska Handelsbanken AB, Floating Rate Note		10,000,000	10,000,000
	TOTAL CERTIFICATES OF DEPOSIT			140,055,233
	TOTAL INVESTMENT SECURITIES (Cost $4,120,213,877)			4,178,935,554
COMMERCIAL PAPER — (20.6%)
	Banque ET Caisse D'epargne de L'etat
	0.600%, 08/17/20		97,000	96,996,015
		Face Amount^	Value†
		(000)

	0.570%, 10/22/20	50,000	$49,983,285
	0.305%, 12/01/20	10,000	9,993,953
Ω	BNG Bank NV 0.230%, 09/01/20	50,000	49,995,244
Caisse Des Depots Et
Ω	0.440%, 08/24/20	35,000	34,998,133
Ω	0.440%, 08/27/20	20,000	19,998,800
Ω	0.470%, 09/23/20	75,000	74,989,987
Ω	0.300%, 11/13/20	26,000	25,991,279
Denmark, Kingdom Of (Government)
	0.140%, 08/19/20	50,000	49,997,889
	0.190%, 10/15/20	50,000	49,986,278
Ω	Erste Abwicklungsanstalt 0.210%, 10/22/20	30,000	29,988,380
Exxon Mobil Corp.
	0.290%, 11/23/20	32,200	32,182,205
	0.390%, 02/01/21	25,000	24,974,691
Ω	FMS Wertmanagement 0.195%, 11/25/20	25,000	24,985,863
KFW
Ω	0.180%, 08/26/20	30,850	30,847,750
Ω	0.220%, 09/14/20	31,800	31,795,230
Ω	0.240%, 10/02/20	7,000	6,998,334
Ω	0.240%, 10/14/20	21,900	21,893,476
Ω	L'Oreal USA, Inc. 0.270%, 10/28/20	47,900	47,884,605
Ω	Merck & Co., Inc. 0.700%, 08/10/20	65,000	64,998,899
Nederlandse Waterschapsbank NV
Ω	0.600%, 08/14/20	50,000	49,996,908
Ω	0.193%, 10/20/20	15,000	14,993,689
Ω	Nestle Finance International Ltd SA 0.190%, 09/14/20	37,100	37,096,754
Ω	NRW BANK 0.210%, 09/15/20	25,000	24,995,177
	Oesterreichische Kontrollbank AG 0.223%, 10/22/20	20,000	19,993,314
Pfizer, Inc.
Ω	0.870%, 08/18/20	17,000	16,999,286
Ω	0.850%, 09/14/20	9,100	9,098,635
Ω	0.260%, 10/05/20	50,000	49,987,533
Ω	0.814%, 10/13/20	25,000	24,992,600
PSP Capital, Inc.
Ω	0.160%, 08/05/20	13,700	13,699,840
Ω	0.550%, 08/20/20	23,000	22,998,237
Ω	Sanofi 0.240%, 09/14/20	20,000	19,999,500
TOTAL COMMERCIAL PAPER			1,084,331,769

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	51,981	$601,468
TOTAL INVESTMENTS — (100.0%)
(Cost $5,204,826,299)^^			$5,263,868,791
As of July 31, 2020, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	265,646	USD	336,287	Citibank, N.A.	08/05/20	$11,445
NOK	48,210,463	USD	5,188,771	JP Morgan	08/07/20	108,120
CAD	70,533,911	USD	51,967,188	JP Morgan	08/10/20	692,683
USD	2,854,114	CAD	3,815,504	Bank of New York Mellon Corp.	08/13/20	5,479
CAD	40,687,731	USD	29,871,673	JP Morgan	08/13/20	505,567
USD	3,743,373	AUD	5,220,031	State Street Bank and Trust	08/19/20	13,722
EUR	5,084,808	USD	5,869,154	Bank of New York Mellon Corp.	08/20/20	122,507
EUR	4,638,223	USD	5,400,473	Bank of New York Mellon Corp.	08/24/20	65,420
CAD	8,459,322	USD	6,232,639	Citibank, N.A.	08/24/20	83,174
Total Appreciation						$1,608,117
USD	12,430,391	GBP	9,972,024	Bank of New York Mellon Corp.	08/05/20	$(623,058)
USD	128,551,565	GBP	102,781,121	Citibank, N.A.	08/05/20	(5,989,646)
USD	126,685,781	EUR	113,083,630	Bank of America Corp.	08/06/20	(6,526,646)
USD	386,504	EUR	340,695	Citibank, N.A.	08/06/20	(14,834)
USD	52,764,833	NOK	509,902,560	JP Morgan	08/07/20	(3,258,239)
USD	137,369,565	EUR	121,600,401	Bank of New York Mellon Corp.	08/10/20	(5,887,424)
USD	44,194,013	CAD	60,464,534	Barclays Capital	08/10/20	(948,168)
USD	7,436,793	CAD	10,069,377	JP Morgan	08/10/20	(80,898)
USD	117,121,366	CAD	159,178,419	Citibank, N.A.	08/12/20	(1,720,159)
USD	14,097,787	CAD	18,927,828	Bank of New York Mellon Corp.	08/13/20	(33,627)
USD	120,564,654	CAD	163,252,462	Morgan Stanley and Co. International	08/13/20	(1,318,752)
USD	76,195,771	CAD	103,340,212	Bank of New York Mellon Corp.	08/14/20	(957,616)
USD	6,401,986	GBP	5,075,240	Citibank, N.A.	08/14/20	(241,864)
USD	33,897,577	CAD	46,087,078	HSBC Bank	08/14/20	(510,851)
USD	29,888,943	GBP	23,816,720	State Street Bank and Trust	08/14/20	(1,288,838)
USD	133,707,408	GBP	105,669,906	State Street Bank and Trust	08/17/20	(4,624,262)
USD	90,754,618	AUD	130,509,080	Citibank, N.A.	08/18/20	(2,492,240)
USD	21,735,418	AUD	31,052,496	JP Morgan	08/18/20	(451,143)
USD	4,532,551	AUD	6,349,747	Bank of New York Mellon Corp.	08/19/20	(4,268)
USD	92,129,006	AUD	132,466,693	Citibank, N.A.	08/19/20	(2,516,881)
USD	14,621,671	AUD	20,728,801	State Street Bank and Trust	08/19/20	(188,813)
USD	22,711,498	EUR	19,925,443	State Street Bank and Trust	08/20/20	(767,560)
USD	130,913,990	EUR	115,436,903	UBS AG	08/20/20	(5,110,574)
USD	135,408,635	EUR	118,263,812	Bank of New York Mellon Corp.	08/21/20	(3,949,961)
USD	4,971,921	EUR	4,343,687	State Street Bank and Trust	08/21/20	(146,552)
USD	85,082,733	EUR	74,258,904	Bank of New York Mellon Corp.	08/24/20	(2,427,343)
USD	141,468,108	CAD	180,805,371	State Street Bank and Trust	08/24/20	(1,616,670)
USD	107,156,272	CAD	143,701,624	Bank of New York Mellon Corp.	08/25/20	(132,987)
USD	107,602,274	CAD	144,466,394	JP Morgan	08/26/20	(258,172)
USD	129,901,586	EUR	113,367,255	State Street Bank and Trust	08/27/20	(3,704,057)
USD	145,310,158	CAD	194,656,776	HSBC Bank	08/31/20	(24,421)
USD	125,392,427	SEK	1,108,444,354	Bank of America Corp.	09/04/20	(891,335)
USD	143,710,713	EUR	123,705,483	State Street Bank and Trust	09/04/20	(2,103,494)
USD	50,326,399	SGD	69,969,900	State Street Bank and Trust	10/08/20	(604,064)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	46,548,439	DKK	306,379,514	Morgan Stanley and Co. International	10/09/20	$(1,982,716)
Total (Depreciation)						$(63,398,133)
Total Appreciation (Depreciation)						$(61,790,016)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$187,190,399	—	$187,190,399
Austria	—	18,133,334	—	18,133,334
Belgium	—	135,596,194	—	135,596,194
Canada	—	870,155,465	—	870,155,465
Denmark	—	47,170,775	—	47,170,775
Finland	—	38,715,750	—	38,715,750
France	—	285,776,897	—	285,776,897
Germany	—	351,797,684	—	351,797,684
Japan	—	82,879,332	—	82,879,332
Netherlands	—	180,559,362	—	180,559,362
Norway	—	180,619,495	—	180,619,495
Singapore	—	63,689,719	—	63,689,719
Supranational Organization Obligations	—	753,622,385	—	753,622,385
Sweden	—	154,695,847	—	154,695,847
Switzerland	—	78,046,123	—	78,046,123
United States	—	290,889,067	—	290,889,067
Agency Obligations	—	7,998,931	—	7,998,931
Certificates of Deposit	—	140,055,233	—	140,055,233
U.S. Treasury Obligations	—	311,343,562	—	311,343,562
Commercial Paper	—	1,084,331,769	—	1,084,331,769
Securities Lending Collateral	—	601,468	—	601,468
Forward Currency Contracts**	—	(61,790,016)	—	(61,790,016)
TOTAL	—	$5,202,078,775	—	$5,202,078,775
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.6%)
	Federal Home Loan Bank Discount Notes
	0.000%, 10/07/20		6,600	$6,598,928
BONDS — (86.0%)
AUSTRALIA — (2.8%)
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,000	2,379,555
	Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	0.846%, 05/17/21		6,000	6,020,509
	Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	5,725	6,838,585
	National Australia Bank, Ltd. Floating Rate Note
(r)	0.961%, 11/04/21		3,245	3,268,031
	0.875%, 01/20/22	EUR	1,112	1,330,192
	0.350%, 09/07/22	EUR	1,500	1,786,256
	Westpac Banking Corp. Floating Rate Note
(r)	0.585%, 01/25/21		1,114	1,115,446
#(r)	1.231%, 08/19/21		540	544,412
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	8,500	10,076,661
	TOTAL AUSTRALIA			33,359,647
BELGIUM — (4.0%)
	Anheuser-Busch InBev Finance, Inc.
	3.700%, 02/01/24		400	441,947
	Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	1,439	1,734,462
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,000	2,382,188
	0.625%, 01/21/22	EUR	1,250	1,493,529
	0.250%, 06/02/22	EUR	2,000	2,381,859
	1.125%, 06/15/22	GBP	2,000	2,656,511
	0.750%, 01/25/23	EUR	6,000	7,254,447
	0.250%, 06/01/23	EUR	12,900	15,453,766
	0.625%, 02/03/24	EUR	7,000	8,512,126
	Euroclear Bank SA Floating Rate Note
(r)	0.048%, 03/08/21	EUR	2,000	2,360,453
	Euroclear Bank SA
	0.250%, 09/07/22	EUR	1,404	1,669,204
	TOTAL BELGIUM			46,340,492
			Face Amount^	Value†
			(000)

CANADA — (6.9%)
	Bank of Montreal Floating Rate Note
(r)	0.871%, 09/07/21	AUD	2,800	$2,009,830
(r)	0.098%, 09/28/21	EUR	1,000	1,183,197
(r)	1.091%, 09/07/23	AUD	2,000	1,446,373
	Bank of Montreal
	0.250%, 11/17/21	EUR	1,500	1,775,626
	Bank of Nova Scotia (The) Floating Rate Note
(r)	0.712%, 04/20/21		5,000	5,013,799
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	6,750	8,125,151
	0.375%, 05/03/24	EUR	1,740	2,046,560
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		2,000	2,081,887
#	3.900%, 02/01/25		500	545,744
	CPPIB Capital, Inc.
#	2.375%, 01/29/21		7,000	7,073,821
	Enbridge, Inc.
#	4.000%, 10/01/23		3,000	3,261,808
	Export Development Canada Floating Rate Note
(r)	0.372%, 11/15/21	GBP	1,000	1,308,437
(r)	0.372%, 05/29/24	GBP	1,000	1,308,215
	Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	761,051
	Royal Bank of Canada
	2.860%, 03/04/21	CAD	25,000	18,934,637
	1.968%, 03/02/22	CAD	8,000	6,103,222
	Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.128%, 09/08/20	EUR	1,700	2,003,565
(r)	1.515%, 12/22/20	AUD	5,000	3,588,464
	0.625%, 03/08/21	EUR	3,379	4,001,431
	1.994%, 03/23/22	CAD	10,000	7,632,834
	0.625%, 07/20/23	EUR	1,000	1,203,974
	TOTAL CANADA			81,409,626
DENMARK — (1.0%)
	AP Moller - Maersk A.S.
	1.500%, 11/24/22	EUR	2,680	3,230,564
	Danske Bank A.S.
Ω	2.800%, 03/10/21		5,000	5,070,352
	0.875%, 05/22/23	EUR	2,500	2,963,370
	TOTAL DENMARK			11,264,286

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (0.6%)
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	$5,944,385
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	865,747
	0.375%, 10/11/22	EUR	500	595,142
TOTAL FINLAND				7,405,274
FRANCE — (2.5%)
Agence Francaise de Developpement EPIC
	0.125%, 03/31/21	EUR	1,000	1,181,555
BNP Paribas SA
	1.000%, 06/27/24	EUR	6,000	7,243,972
BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,660,425
	0.375%, 10/05/23	EUR	500	596,455
	0.625%, 09/26/24	EUR	800	950,584
Pernod Ricard SA
Ω	4.450%, 01/15/22		3,450	3,638,788
Sanofi
	0.500%, 03/21/23	EUR	6,000	7,191,869
Societe Generale SA
#Ω	2.500%, 04/08/21		3,200	3,247,078
#Ω	3.250%, 01/12/22		1,000	1,031,119
Total Capital International SA
	2.125%, 11/19/21	EUR	1,200	1,452,470
UNEDIC ASSEO
	0.000%, 11/25/20	EUR	600	707,538
TOTAL FRANCE				29,901,853
GERMANY — (4.8%)
BMW Finance NV
	0.125%, 01/12/21	EUR	645	760,667
	0.625%, 10/06/23	EUR	2,000	2,404,301
BMW US Capital LLC
#Ω	3.450%, 04/12/23		5,000	5,349,535
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		7,200	7,390,518
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	624	759,277
Deutsche Bank AG
	2.950%, 08/20/20		1,000	1,000,646
	3.125%, 01/13/21		1,500	1,511,811
Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	100,000	11,360,545
Land Baden-Wuerttemberg Floating Rate Note
(r)	0.348%, 07/19/21	EUR	500	593,318
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.050%, 11/09/21	EUR	5,000	5,924,444
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
NRW Bank
	0.125%, 03/10/23	EUR	7,000	$8,360,846
State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.167%, 10/29/21	GBP	5,000	6,537,447
Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,205,526
Volkswagen Group of America Finance LLC Floating Rate Note
(r)Ω	1.375%, 11/12/21		600	599,809
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		2,400	2,499,312
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	357,492
TOTAL GERMANY				56,615,494
ITALY — (1.6%)
Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,609,255
Eni SpA
	1.750%, 01/18/24	EUR	1,170	1,456,197
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	410,589
	1.000%, 07/04/24	EUR	6,100	7,237,378
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,902,013
	2.375%, 10/17/24		3,562	3,633,352
TOTAL ITALY				18,248,784
JAPAN — (6.5%)
American Honda Finance Corp. Floating Rate Note
(r)	0.665%, 06/11/21		5,000	5,006,037
	1.375%, 11/10/22	EUR	2,000	2,427,832
	0.550%, 03/17/23	EUR	2,606	3,109,591
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	724,884
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,569,155
	0.980%, 10/09/23	EUR	4,000	4,841,274
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		4,000	4,062,987
	2.953%, 02/28/22		400	415,446
	0.523%, 06/10/24	EUR	3,000	3,567,480
Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.453%, 09/13/21		3,735	3,770,831

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		1,650	$1,675,899
	0.819%, 07/23/23	EUR	4,544	5,470,451
	Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.412%, 10/19/21		800	809,439
	Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	4,152	4,887,427
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	1,500	1,802,469
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	10,000	7,536,377
	2.020%, 02/28/22	CAD	4,000	3,047,519
	Toyota Motor Credit Corp. Floating Rate Note
(r)	0.817%, 01/08/21		992	993,538
(r)	0.546%, 04/13/21		17,000	17,022,108
	1.000%, 09/10/21	EUR	500	596,186
	0.750%, 07/21/22	EUR	1,010	1,209,503
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	592,110
	TOTAL JAPAN			76,138,543
JERSEY, CHANNEL ISLANDS — (0.0%)
	Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	483	561,512
NETHERLANDS — (4.2%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,092,232
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	900	1,065,244
	4.000%, 01/11/22	EUR	980	1,224,729
	4.750%, 06/06/22	EUR	1,367	1,757,589
	ING Bank NV Floating Rate Note
(r)	0.141%, 11/26/21	EUR	2,000	2,366,550
	ING Groep NV
	1.000%, 09/20/23	EUR	5,000	6,052,051
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,392,521
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,036,131
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω	0.383%, 12/15/21		30,000	30,015,301
	Shell International Finance BV
	1.250%, 03/15/22	EUR	647	780,477
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
	1.000%, 04/06/22	EUR	929	$1,115,994
	TOTAL NETHERLANDS			48,898,819
NORWAY — (1.0%)
	Equinor ASA
	2.000%, 09/10/20	EUR	10,000	11,804,597
SINGAPORE — (0.7%)
	DBS Bank, Ltd. Floating Rate Note
(r)	0.730%, 09/13/22	AUD	3,200	2,295,822
	Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.700%, 10/06/20	AUD	5,000	3,574,548
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	320	379,142
	United Overseas Bank Ltd/Sydney Floating Rate Note
(r)	0.910%, 04/06/21	AUD	2,000	1,434,539
	United Overseas Bank, Ltd. Floating Rate Note
(r)	0.632%, 07/25/22	AUD	1,000	715,853
	TOTAL SINGAPORE			8,399,904
SPAIN — (2.0%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,145,234
	Iberdrola International BV
	1.750%, 09/17/23	EUR	1,000	1,242,255
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	9,972,762
	Spain Government Bond
Ω	5.400%, 01/31/23	EUR	2,500	3,370,464
	Telefonica Emisiones SA
	0.750%, 04/13/22	EUR	2,200	2,630,934
	3.987%, 01/23/23	EUR	1,700	2,203,645
	1.069%, 02/05/24	EUR	1,400	1,705,779
	TOTAL SPAIN			23,271,073
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.6%)
	African Development Bank Floating Rate Note
(r)	0.323%, 12/15/21		10,000	9,973,900
	African Development Bank
	5.250%, 03/23/22	AUD	1,000	768,841
	Asian Development Bank Floating Rate Note
(r)	0.320%, 02/01/22	GBP	1,000	1,310,021
(r)	0.351%, 03/19/24	GBP	4,280	5,600,503
	Asian Development Bank
	0.370%, 06/26/23	SEK	20,000	2,287,912

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development Floating Rate Note
(r) 0.363%, 02/28/24	GBP	1,800	$2,357,293
European Investment Bank Floating Rate Note
(r) 0.340%, 01/10/22	GBP	9,000	11,799,613
(r) 0.410%, 06/29/23	GBP	14,686	19,296,370
Inter-American Development Bank Floating Rate Note
(r) 0.183%, 10/09/20		845	844,916
(r) 0.225%, 10/25/21		1,000	999,020
International Bank for Reconstruction & Development
0.300%, 10/04/23	GBP	2,000	2,616,691
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.333%, 05/15/24	GBP	1,784	2,332,626
International Finance Corp. Floating Rate Note
(r) 0.306%, 08/23/21		5,000	4,998,943
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			65,186,649
SWEDEN — (1.9%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	57,430	6,557,065
0.750%, 02/22/23	SEK	32,500	3,763,713
1.000%, 11/13/23	SEK	12,500	1,465,541
Skandinaviska Enskilda Banken AB
0.300%, 02/17/22	EUR	1,250	1,482,862
1.250%, 08/05/22	GBP	2,000	2,648,662
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	4,600	5,453,938
Swedbank AB
0.250%, 11/07/22	EUR	800	948,148
TOTAL SWEDEN			22,319,929
SWITZERLAND — (1.0%)
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	1,000	1,201,691
Novartis Finance SA
0.750%, 11/09/21	EUR	1,200	1,431,436
UBS Group AG
1.750%, 11/16/22	EUR	4,700	5,750,989
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	2.125%, 03/04/24	EUR	2,400	$3,019,971
	TOTAL SWITZERLAND			11,404,087
UNITED KINGDOM — (5.4%)
	Barclays P.L.C.
	3.250%, 01/12/21		1,000	1,012,220
	BAT International Finance P.L.C.
	4.875%, 02/24/21	EUR	743	897,395
	3.625%, 11/09/21	EUR	105	128,841
	0.875%, 10/13/23	EUR	5,100	6,101,362
	BP Capital Markets P.L.C.
	1.109%, 02/16/23	EUR	5,000	6,068,849
	BP Capital Markets PLC
	3.497%, 11/09/20	CAD	4,000	3,006,518
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	400	475,118
	1.125%, 03/10/23	EUR	7,000	8,458,227
	CNH Industrial Capital LLC
	4.375%, 04/05/22		3,700	3,886,260
	HSBC Holdings P.L.C. Floating Rate Note
(r)	2.020%, 05/25/21		3,082	3,117,850
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		1,000	1,035,010
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20		2,800	2,820,375
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	6,050	7,266,924
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,000	3,598,493
	Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	3,500	4,336,736
	NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	3,130	3,734,474
	PPL WEM Ltd / Western Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	510,567
	Praxair, Inc.
	1.200%, 02/12/24	EUR	3,372	4,157,227
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	958	1,011,864
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	1,300	1,612,647
	TOTAL UNITED KINGDOM			63,236,957
UNITED STATES — (33.5%)
	3M Co.
	1.875%, 11/15/21	EUR	1,865	2,255,798
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	2,000	2,356,099
	0.875%, 09/27/23	EUR	3,420	4,142,375
	AbbVie, Inc.
Ω	3.450%, 03/15/22		6,000	6,240,320

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	3.250%, 10/01/22		3,200	$3,354,823
	2.900%, 11/06/22		1,080	1,136,066
	Aetna, Inc.
	2.750%, 11/15/22		5,000	5,215,396
	Albemarle Corp.
	1.875%, 12/08/21	EUR	5,100	6,067,912
	Altria Group, Inc.
	2.850%, 08/09/22		5,700	5,956,327
	1.000%, 02/15/23	EUR	1,500	1,799,303
	Ameren Corp.
	2.700%, 11/15/20		1,000	1,004,895
	American International Group, Inc.
	1.500%, 06/08/23	EUR	2,000	2,428,793
	4.125%, 02/15/24		307	343,005
	Amgen, Inc.
	1.250%, 02/25/22	EUR	270	323,352
	Anthem, Inc.
	3.300%, 01/15/23		5,000	5,336,644
	Ares Capital Corp.
	4.200%, 06/10/24		1,046	1,073,999
	Assurant, Inc.
	4.200%, 09/27/23		1,500	1,590,051
	AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	6,224,904
	1.950%, 09/15/23	EUR	175	216,993
	2.400%, 03/15/24	EUR	3,000	3,780,798
	Autodesk, Inc.
	3.600%, 12/15/22		2,239	2,378,303
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		800	837,066
	Bank of America Corp.
	1.625%, 09/14/22	EUR	1,500	1,826,277
	0.750%, 07/26/23	EUR	2,000	2,396,154
	Baxter International, Inc.
	0.400%, 05/15/24	EUR	2,000	2,386,618
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,000	1,197,420
	0.750%, 03/16/23	EUR	1,500	1,802,088
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	1,900	2,256,459
	2.150%, 11/25/22	EUR	5,000	6,095,153
	3.650%, 03/15/25		1,000	1,112,763
	4.100%, 04/13/25		1,000	1,137,873
	Bristol-Myers Squibb Co.
	3.550%, 08/15/22		1,777	1,884,662
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,425	2,492,514
	Broadcom, Inc.
Ω	4.700%, 04/15/25		5,050	5,774,490
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,429	1,576,659
	Bunge Ltd Finance Corp.
	4.350%, 03/15/24		2,000	2,196,672
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Bunge, Ltd. Finance Corp.
	3.500%, 11/24/20		1,000	$1,007,002
	Campbell Soup Co.
	3.650%, 03/15/23		286	306,581
	Capital One Financial Corp.
	3.750%, 04/24/24		700	766,036
	0.800%, 06/12/24	EUR	2,000	2,333,049
	3.200%, 02/05/25		1,000	1,089,087
	Cardinal Health, Inc.
	3.200%, 06/15/22		4,000	4,179,455
	Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.543%, 03/15/21		1,000	1,001,159
(r)	0.776%, 05/17/21		2,766	2,773,269
(r)	0.598%, 09/07/21		2,000	2,002,765
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		2,000	2,099,819
	CNA Financial Corp.
	3.950%, 05/15/24		7,000	7,708,169
	CNH Industrial Capital LLC
#	4.200%, 01/15/24		380	409,636
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	2,000	2,402,407
	Conagra Brands, Inc.
	3.800%, 10/22/21		2,000	2,079,738
	Constellation Brands, Inc.
	2.700%, 05/09/22		565	585,806
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		5,000	5,296,354
	Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	543,811
	Discovery Communications LLC
	3.450%, 03/15/25		200	219,845
	DuPont de Nemours, Inc.
	2.169%, 05/01/23		3,700	3,774,214
	DXC Technology Co.
#	4.125%, 04/15/25		1,000	1,078,890
	E*TRADE Financial Corp.
	2.950%, 08/24/22		5,000	5,241,285
	eBay, Inc.
	2.600%, 07/15/22		760	787,114
	Edison International
	2.400%, 09/15/22		1,300	1,327,248
	4.950%, 04/15/25		6,000	6,672,901
	Energy Transfer Operating LP
	3.600%, 02/01/23		3,594	3,695,817
	Enterprise Products Operating LLC
	3.350%, 03/15/23		1,200	1,275,194
	Equifax, Inc.
	3.300%, 12/15/22		1,000	1,049,035
	ERAC USA Finance LLC
#Ω	3.850%, 11/15/24		4,000	4,370,825

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Exelon Generation Co. LLC
	3.400%, 03/15/22		815	$847,540
	FedEx Corp.
	1.000%, 01/11/23	EUR	7,000	8,387,645
	Fluor Corp.
	1.750%, 03/21/23	EUR	4,087	3,508,227
	GATX Corp.
	4.750%, 06/15/22		5,000	5,269,116
	General Electric Co.
	0.375%, 05/17/22	EUR	1,000	1,172,044
	3.150%, 09/07/22		3,000	3,134,313
	1.250%, 05/26/23	EUR	1,500	1,787,776
	General Mills, Inc.
	1.000%, 04/27/23	EUR	1,809	2,175,662
	General Motors Financial Co., Inc.
	4.200%, 03/01/21		500	507,429
	3.450%, 01/14/22		3,705	3,803,026
	3.250%, 01/05/23		900	930,941
	2.750%, 06/20/25		2,000	2,062,525
	Glencore Funding LLC
Ω	4.625%, 04/29/24		1,200	1,327,680
	Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	4,000	3,030,975
	5.250%, 07/27/21		3,000	3,141,887
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		1,924	1,948,732
	0.900%, 11/19/24	EUR	2,000	2,265,858
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		4,000	4,390,083
	4.650%, 10/01/24		3,500	3,935,671
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	8,000	9,719,129
	IBM Credit LLC Floating Rate Note
(r)	0.532%, 01/20/21		4,000	4,004,268
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	312	369,366
	0.500%, 09/07/21	EUR	2,250	2,668,634
	1.250%, 05/26/23	EUR	2,923	3,571,077
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,122,302
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	4,501	5,437,686
	JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	4,000	4,809,082
	0.625%, 01/25/24	EUR	3,333	3,987,946
	Kellogg Co.
	0.800%, 11/17/22	EUR	1,790	2,140,202
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		4,684	4,872,889
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Lazard Group LLC
#	3.750%, 02/13/25		2,460	$2,645,989
	LyondellBasell Industries NV
	5.750%, 04/15/24		500	581,431
	Marathon Petroleum Corp.
	3.400%, 12/15/20		3,500	3,528,424
	4.500%, 05/01/23		200	216,702
	4.700%, 05/01/25		3,900	4,436,824
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	1,000	1,207,442
	Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,000	2,356,961
	0.000%, 12/02/22	EUR	2,062	2,429,886
	Micron Technology, Inc.
	2.497%, 04/24/23		300	313,178
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	7,112	8,242,275
	Mondelez International, Inc.
	2.375%, 01/26/21	EUR	300	357,184
	Morgan Stanley
	2.375%, 03/31/21	EUR	1,000	1,197,766
	3.125%, 08/05/21	CAD	4,000	3,053,850
	1.875%, 03/30/23	EUR	1,500	1,844,438
	1.750%, 03/11/24	EUR	3,314	4,107,715
	Mosaic Co. (The)
	3.750%, 11/15/21		6,000	6,172,337
	Motorola Solutions, Inc.
#	3.500%, 03/01/23		2,000	2,134,869
	MPLX L.P.
#	4.875%, 12/01/24		165	185,688
	Mylan NV
	2.250%, 11/22/24	EUR	2,000	2,494,537
	Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,749,867
	4.200%, 11/29/23		331	363,962
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		1,042	1,063,594
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.683%, 06/30/21		2,600	2,608,120
	NetApp, Inc.
	3.250%, 12/15/22		500	520,355
	Newmont Corp.
	3.625%, 06/09/21		500	510,404
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		5,914	6,236,389
	Oracle Corp.
	2.250%, 01/10/21	EUR	1,140	1,356,346
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		361	372,561
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	6,680	7,917,150

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	2,000	$2,607,017
	Phillips 66 Partners L.P.
	2.450%, 12/15/24		300	310,888
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	400	492,692
	Prudential Financial, Inc.
	3.500%, 05/15/24		3,000	3,343,845
	Ross Stores, Inc.
	4.600%, 04/15/25		2,000	2,301,115
	Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,462,222
	2.500%, 09/01/24		2,000	2,105,271
	Sempra Energy
	4.050%, 12/01/23		1,000	1,100,125
	Sky, Ltd.
	1.875%, 11/24/23	EUR	2,748	3,439,011
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	104,980
	Stryker Corp.
	1.125%, 11/30/23	EUR	2,277	2,768,560
	Sysco Corp.
	3.550%, 03/15/25		7,667	8,387,184
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	8,546	10,201,862
	3.900%, 04/01/25		1,500	1,712,610
	Ventas Realty LP
	3.100%, 01/15/23		500	516,513
#	3.500%, 04/15/24		1,000	1,055,114
	Verizon Communications, Inc.
	3.376%, 02/15/25		1,000	1,122,653
	VF Corp.
	2.050%, 04/23/22		800	820,968
	ViacomCBS, Inc.
	4.750%, 05/15/25		3,200	3,683,712
	Volkswagen Group of America Finance LLC
#Ω	2.850%, 09/26/24		1,000	1,070,231
	Wells Fargo & Co.
	2.250%, 09/03/20	EUR	1,294	1,527,256
	1.500%, 09/12/22	EUR	300	362,598
	Wells Fargo Bank NA Floating Rate Note
(r)	0.768%, 10/22/21		6,000	6,023,859
	Whirlpool Corp.
	3.700%, 03/01/23		1,000	1,064,673
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		670	708,235
	TOTAL UNITED STATES			392,104,684
	TOTAL BONDS			1,007,872,210
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (8.1%)
U.S. Treasury Notes
(r)	0.220%, 01/31/21	11,000	$11,005,253
(r)	0.244%, 04/30/21	40,500	40,534,978
(r)	0.325%, 07/31/21	22,000	22,041,449
(r)	0.219%, 04/30/22	22,000	22,024,304
TOTAL U.S. TREASURY OBLIGATIONS			95,605,984
TOTAL INVESTMENT SECURITIES (Cost $1,079,989,510)			1,110,077,122
COMMERCIAL PAPER — (4.1%)
BASF Coatings AG
Ω	1.690%, 08/07/20	4,000	3,999,883
	1.650%, 09/01/20	5,300	5,298,568
Ω	Bayer Corp. 2.450%, 09/01/20	2,100	2,099,599
Ω	BP Capital Markets P.L.C. 1.370%, 10/15/20	2,000	1,998,932
Dow Chemical Co.
	1.322%, 08/17/20	5,000	4,999,606
	1.250%, 08/24/20	3,000	2,999,620
Export Development Canada
	0.440%, 08/10/20	4,000	3,999,932
	0.447%, 08/11/20	3,000	2,999,940
	Harley-Davidson Financial Services, Inc. 2.193%, 08/20/20	4,000	3,999,578
Ω	PSP Capital, Inc. 0.620%, 09/22/20	9,000	8,997,681
Ω	Walt Disney Co. (The) 0.700%, 04/30/21	6,000	5,979,479
TOTAL COMMERCIAL PAPER			47,372,818

		Shares
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	1,248,179	14,442,681
TOTAL INVESTMENTS — (100.0%)
(Cost $1,141,762,891)^^			$1,171,892,621

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
As of July 31, 2020, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	688,320	USD	778,727	Citibank, N.A.	08/05/20	$32,097
USD	25,652,250	SEK	224,118,094	State Street Bank and Trust	09/01/20	119,590
USD	53,688,186	CAD	71,727,545	HSBC Bank	09/02/20	134,789
Total Appreciation						$286,476
USD	32,793,940	EUR	29,014,020	Citibank, N.A.	08/05/20	$(1,383,848)
USD	101,700,916	EUR	89,395,893	JP Morgan	08/19/20	(3,636,105)
USD	15,768,727	AUD	22,212,243	JP Morgan	08/21/20	(101,773)
USD	158,756,691	EUR	133,889,443	Mellon Bank	08/24/20	(4,996,031)
USD	102,812,985	EUR	89,737,543	Citibank, N.A.	08/25/20	(2,940,069)
USD	104,892,197	EUR	90,778,878	Citibank, N.A.	09/01/20	(2,103,929)
Total (Depreciation)						$(15,161,755)
Total Appreciation (Depreciation)						$(14,875,279)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$33,359,647	—	$33,359,647
Belgium	—	46,340,492	—	46,340,492
Canada	—	81,409,626	—	81,409,626
Denmark	—	11,264,286	—	11,264,286
Finland	—	7,405,274	—	7,405,274
France	—	29,901,853	—	29,901,853
Germany	—	56,615,494	—	56,615,494
Italy	—	18,248,784	—	18,248,784
Japan	—	76,138,543	—	76,138,543
Jersey, Channel Islands	—	561,512	—	561,512
Netherlands	—	48,898,819	—	48,898,819
Norway	—	11,804,597	—	11,804,597
Singapore	—	8,399,904	—	8,399,904
Spain	—	23,271,073	—	23,271,073
Supranational Organization Obligations	—	65,186,649	—	65,186,649
Sweden	—	22,319,929	—	22,319,929
Switzerland	—	11,404,087	—	11,404,087
United Kingdom	—	63,236,957	—	63,236,957
United States	—	392,104,684	—	392,104,684
Agency Obligations	—	6,598,928	—	6,598,928
U.S. Treasury Obligations	—	95,605,984	—	95,605,984
Commercial Paper	—	47,372,818	—	47,372,818
Securities Lending Collateral	—	14,442,681	—	14,442,681
Forward Currency Contracts**	—	(14,875,279)	—	(14,875,279)
TOTAL	—	$1,157,017,342	—	$1,157,017,342
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (19.7%)
Federal Farm Credit Discount Notes
	0.000%, 11/06/20	50,000	$49,988,125
Federal Home Loan Bank
	0.000%, 08/20/20	117,000	116,996,132
	0.000%, 09/01/20	80,000	79,994,200
	0.000%, 09/14/20	45,000	44,995,275
	0.000%, 01/20/21	245,000	244,884,307
TOTAL AGENCY OBLIGATIONS			536,858,039
U.S. TREASURY OBLIGATIONS — (79.9%)
U.S. Treasury Bills
∞	0.000%, 08/04/20	88,000	87,999,817
∞	0.000%, 08/18/20	67,500	67,497,679
∞	0.000%, 09/17/20	98,000	97,989,128
∞	0.000%, 09/22/20	115,000	114,985,226
∞	0.000%, 09/29/20	78,000	77,988,576
∞	0.000%, 10/01/20	208,000	207,968,894
∞	0.000%, 10/06/20	150,000	149,977,333
∞	0.000%, 10/13/20	125,000	124,976,580
∞	0.000%, 10/20/20	25,000	24,995,396
∞	0.000%, 11/03/20	43,000	42,989,011
∞	0.000%, 11/12/20	95,000	94,974,014
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.219%, 04/30/22	265,500	265,793,298
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.139%, FRN
(r)	0.244%, 04/30/21	85,000	85,073,410
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r)	0.259%, 01/31/22	270,000	270,456,108
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.220%, FRN
(r)	0.325%, 07/31/21	188,000	188,354,203
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r)	0.405%, 10/31/21	269,600	270,493,320
TOTAL U.S. TREASURY OBLIGATIONS			2,172,511,993
TOTAL INVESTMENT SECURITIES (Cost $2,708,382,692)			2,709,370,032

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.092%	11,474,081	11,474,081
TOTAL INVESTMENTS — (100.0%)
(Cost $2,719,856,773)^^		$2,720,844,113

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$536,858,039	—	$536,858,039
U.S. Treasury Obligations	—	2,172,511,993	—	2,172,511,993
Temporary Cash Investments	$11,474,081	—	—	11,474,081
TOTAL	$11,474,081	$2,709,370,032	—	$2,720,844,113

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (94.3%)
AUSTRALIA — (4.3%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	27,377	$32,512,485
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	41,239	49,065,225
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)Ω	0.768%, 11/09/20		1,495	1,496,084
(r)	0.975%, 02/08/22	AUD	9,000	6,494,074
(r)	1.101%, 03/07/22	AUD	11,000	7,953,811
(r)	0.675%, 08/29/22	AUD	4,450	3,198,952
(r)	0.875%, 01/18/23	AUD	16,000	11,557,016
(r)	0.996%, 05/09/23	AUD	8,000	5,803,277
(r)	1.131%, 12/06/23	AUD	22,500	16,415,720
(r)	0.865%, 08/29/24	AUD	24,000	17,367,450
(r)	0.860%, 01/16/25	AUD	94,150	68,092,265
Commonwealth Bank of Australia Floating Rate Note
(r)	1.210%, 01/17/22	AUD	1,300	940,665
(r)	0.982%, 07/25/22	AUD	11,060	7,995,048
(r)	0.902%, 04/25/23	AUD	3,000	2,170,599
Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	16,950	20,246,989
National Australia Bank, Ltd. Floating Rate Note
(r)	0.800%, 04/16/21	AUD	11,500	8,247,193
(r)	1.260%, 05/12/21	AUD	15,500	11,159,315
(r)	1.152%, 10/21/21	AUD	4,000	2,887,222
(r)	1.000%, 07/05/22	AUD	11,455	8,281,004
(r)	0.896%, 02/10/23	AUD	14,906	10,772,114
(r)	0.998%, 05/16/23	AUD	7,084	5,136,522
(r)	1.030%, 09/26/23	AUD	76,000	55,230,463
(r)	1.135%, 02/26/24	AUD	13,211	9,638,132
(r)	1.025%, 06/19/24	AUD	9,150	6,652,540
(r)	0.872%, 01/21/25	AUD	113,327	82,036,660
	0.875%, 01/20/22	EUR	9,168	10,966,908
	0.350%, 09/07/22	EUR	27,190	32,378,870
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	11,762	13,943,728
	2.625%, 12/14/22	GBP	5,416	7,406,092
(r)	1.205%, 02/07/22	AUD	7,500	5,429,285
(r)	0.718%, 05/16/22	AUD	7,000	5,032,129
(r)	1.048%, 11/16/23	AUD	12,300	8,950,882
(r)	1.241%, 04/24/24	AUD	19,000	13,924,408
(r)	0.978%, 08/16/24	AUD	41,000	29,794,713
TOTAL AUSTRALIA				579,177,840
			Face Amount^	Value†
			(000)
AUSTRIA — (0.5%)
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	12,761	$15,155,901
Oesterreichische Kontrollbank AG Floating Rate Note
(r)	0.368%, 11/22/21		37,200	37,177,801
	0.750%, 03/07/22	GBP	8,000	10,556,089
	1.125%, 12/15/22	GBP	2,907	3,886,193
TOTAL AUSTRIA				66,775,984
BELGIUM — (2.4%)
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	43,500	51,812,599
	0.200%, 03/16/21	EUR	14,050	16,609,258
	0.875%, 09/07/21	GBP	8,100	10,669,269
	0.625%, 01/21/22	EUR	30,650	36,621,344
	0.250%, 06/02/22	EUR	72,400	86,223,282
	1.125%, 06/15/22	GBP	35,400	47,020,237
	0.750%, 01/25/23	EUR	60,100	72,665,375
	0.250%, 06/01/23	EUR	6,600	7,906,578
Euroclear Bank SA Floating Rate Note
(r)	0.048%, 03/08/21	EUR	167	197,098
TOTAL BELGIUM				329,725,040
CANADA — (19.2%)
Bank of Montreal
	1.880%, 03/31/21	CAD	129,816	97,863,305
	1.610%, 10/28/21	CAD	106,000	80,176,028
	0.250%, 11/17/21	EUR	24,840	29,404,372
	1.375%, 12/29/21	GBP	2,613	3,459,717
(r)	0.726%, 04/13/21		83,200	83,441,617
(r)	0.871%, 09/07/21	AUD	3,400	2,440,508
(r)	0.098%, 09/28/21	EUR	57,052	67,503,769
(r)	0.142%, 03/14/22	EUR	9,953	11,761,660
(r)	1.020%, 10/06/22	AUD	11,000	7,935,158
(r)	1.091%, 09/07/23	AUD	2,470	1,786,271
Bank of Nova Scotia (The)
	3.270%, 01/11/21	CAD	50,000	37,792,378
	2.700%, 03/07/22		61,626	63,972,801
	0.375%, 04/06/22	EUR	29,000	34,390,148
	1.250%, 06/08/22	GBP	3,890	5,153,990
	1.750%, 12/23/22	GBP	25,148	33,839,005
Bank of Nova Scotia (The) Floating Rate Note
(r)	0.712%, 04/20/21		34,745	34,840,887
Canada Housing Trust No 1
Ω	1.250%, 12/15/20	CAD	115,000	86,172,944
(r)Ω	0.724%, 03/15/22	CAD	48,500	36,426,869
(r)Ω	0.664%, 09/15/22	CAD	50,000	37,547,501
(r)Ω	0.564%, 03/15/23	CAD	20,000	14,994,662
(r)Ω	0.504%, 09/15/23	CAD	46,000	34,429,684
(r)Ω	0.514%, 03/15/24	CAD	15,000	11,231,550

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce Floating Rate Note
(r)	0.614%, 10/05/20		28,525	$28,543,616
	1.900%, 04/26/21	CAD	129,200	97,481,880
	0.750%, 03/22/23	EUR	2,000	2,407,452
Export Development Canada Floating Rate Note
(r)	0.372%, 11/15/21	GBP	28,000	36,636,237
(r)	0.350%, 01/31/22	GBP	32,000	41,906,846
(r)	0.372%, 05/29/24	GBP	5,399	7,063,050
(r)	0.390%, 01/17/25	GBP	51,500	67,294,179
Province of British Columbia Canada
	3.700%, 12/18/20	CAD	25,000	18,907,387
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	8,500	11,181,820
	1.500%, 12/15/22	GBP	36,230	48,659,541
Province of Ontario Canada
	3.000%, 09/28/20	EUR	3,303	3,910,645
	4.000%, 06/02/21	CAD	15,000	11,542,200
	3.150%, 06/02/22	CAD	135,200	106,097,858
(r)	0.449%, 11/10/20	GBP	50,500	66,105,817
(r)	0.795%, 10/27/21	CAD	117,250	88,031,382
(r)	0.634%, 08/21/23	CAD	102,000	76,480,391
Province of Quebec Canada
	4.500%, 12/01/20	CAD	92,000	69,634,820
	0.875%, 05/24/22	GBP	11,551	15,261,655
Quebec, Province of Canada Floating Rate Note
(r)	1.098%, 10/19/23	CAD	139,500	106,292,657
(r)	0.959%, 10/13/24	CAD	67,000	50,967,920
	1.500%, 12/15/23	GBP	20,000	27,156,233
	2.375%, 01/22/24	EUR	17,728	22,779,360
Royal Bank of Canada Floating Rate Note
(r)	0.144%, 08/06/20	EUR	12,297	14,485,694
(r)	0.658%, 04/30/21		8,018	8,038,079
	2.860%, 03/04/21	CAD	40,000	30,295,420
	2.030%, 03/15/21	CAD	137,500	103,687,801
	1.968%, 03/02/22	CAD	304,434	232,253,516
	2.000%, 03/21/22	CAD	30,000	22,917,765
Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	13,483	15,966,644
	2.621%, 12/22/21	CAD	57,179	43,909,306
	1.994%, 03/23/22	CAD	313,467	239,264,169
	3.005%, 05/30/23	CAD	33,000	26,228,034
	0.625%, 07/20/23	EUR	25,256	30,407,566
Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.745%, 06/11/21		3,000	3,010,086
TOTAL CANADA				2,591,371,850
DENMARK — (1.9%)
Kommunekredit
	0.250%, 10/09/20	EUR	83,000	97,898,178
		Face Amount^	Value†
		(000)
DENMARK — (Continued)
0.000%, 09/08/22	EUR	30,214	$35,883,867
0.250%, 03/29/23	EUR	66,308	79,561,133
0.250%, 05/15/23	EUR	36,868	44,267,814
0.125%, 08/28/23	EUR	3,193	3,825,362
TOTAL DENMARK			261,436,354
FINLAND — (1.8%)
Kuntarahoitus Oyj Floating Rate Note
(r) 0.436%, 02/17/21		76,100	76,108,523
Municipality Finance P.L.C.
1.250%, 12/07/22	GBP	55,568	74,402,764
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	56,018	66,892,961
2.500%, 05/20/22	GBP	2,550	3,454,511
0.375%, 10/11/22	EUR	16,840	20,044,379
TOTAL FINLAND			240,903,138
FRANCE — (8.0%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	58,200	69,169,108
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	4,500	5,316,998
0.500%, 10/25/22	EUR	19,600	23,523,900
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.438%, 06/07/21		47,600	47,613,432
Bpifrance Financement SA
0.100%, 02/19/21	EUR	6,100	7,202,457
Caisse d'Amortissement de la Dette Sociale
3.750%, 10/25/20	EUR	10,100	12,008,541
0.125%, 11/25/22	EUR	249,200	297,287,417
0.500%, 05/25/23	EUR	23,900	28,878,524
0.125%, 10/25/23	EUR	46,900	56,239,869
Caisse des Depots et Consignations Floating Rate Note
(r) 0.392%, 10/02/20		47,200	47,200,000
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	3,900	5,123,468
Dexia Credit Local SA Floating Rate Note
(r) 0.651%, 09/04/20		9,325	9,327,798
(r) 0.590%, 09/29/20		43,000	43,016,773
Sanofi
0.875%, 09/22/21	EUR	9,000	10,695,825
0.000%, 03/21/22	EUR	23,000	27,185,143
0.000%, 09/13/22	EUR	12,200	14,430,781
0.500%, 03/21/23	EUR	132,300	158,580,718

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	SNCF Reseau
	6.000%, 10/12/20	EUR	37,618	$44,840,791
	0.100%, 05/27/21	EUR	13,700	16,195,375
	Total Capital International SA
	2.125%, 03/15/23	EUR	4,500	5,610,165
	0.250%, 07/12/23	EUR	7,000	8,335,136
	Total Capital International SA
	2.250%, 12/17/20	GBP	1,991	2,623,889
	Unedic Asseo
	0.250%, 11/24/23	EUR	5,000	6,007,786
	UNEDIC ASSEO
	0.000%, 11/25/20	EUR	19,800	23,348,752
	0.875%, 10/25/22	EUR	97,900	118,446,578
	TOTAL FRANCE			1,088,209,224
GERMANY — (8.8%)
	Bayerische Landesbodenkreditanstalt
	2.500%, 02/09/22	EUR	17,829	21,935,711
	Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	2,903	3,532,341
	4.375%, 09/23/21	EUR	2,080	2,576,491
	2.500%, 09/12/23	EUR	1,000	1,271,904
	Erste Abwicklungsanstalt
	0.000%, 02/25/21	EUR	7,000	8,264,290
	FMS Wertmanagement Floating Rate Note
(r)	0.000%, 04/06/21	EUR	3,000	3,544,503
	FMS Wertmanagement
Ω	1.125%, 09/07/23	GBP	20,300	27,333,209
	Kreditanstalt fuer Wiederaufbau
	0.375%, 12/15/20	GBP	5,000	6,551,688
	2.800%, 02/17/21	AUD	11,020	7,979,075
	6.250%, 05/19/21	AUD	10,600	7,928,230
	0.125%, 11/07/23	EUR	123,800	149,235,836
	Land Baden-Wuerttemberg Floating Rate Note
(r)	0.348%, 07/19/21	EUR	12,122	14,384,412
	Land Berlin
	1.500%, 08/28/20	EUR	4,200	4,953,854
	Landeskreditbank Baden-Wuertteberg Foerderbank
	1.125%, 05/17/21	GBP	16,400	21,618,687
	Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r)	0.426%, 09/27/21		37,335	37,362,255
(r)	0.450%, 03/15/22		9,600	9,593,856
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.875%, 03/07/22	GBP	5,485	7,249,524
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank Floating Rate Note
(r) 0.000%, 01/15/21	EUR	17,000	$20,072,821
Landwirtschaftliche Rentenbank
0.050%, 06/12/23	EUR	117,000	140,051,811
NRW Bank Floating Rate Note
(r) 0.488%, 02/08/21		19,400	19,398,254
0.000%, 11/11/22	EUR	93,540	111,283,612
0.125%, 03/10/23	EUR	29,500	35,234,995
0.125%, 07/07/23	EUR	110,300	132,074,366
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.167%, 10/29/21	GBP	103,700	135,586,644
(r) 0.440%, 10/15/24	GBP	400	523,165
0.000%, 12/05/22	EUR	79,200	94,316,937
0.375%, 02/16/23	EUR	71,009	85,442,798
0.125%, 03/16/23	EUR	27,260	32,605,058
0.200%, 04/17/23	EUR	39,500	47,365,829
TOTAL GERMANY			1,189,272,156
JAPAN — (2.9%)
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	21,600	25,955,560
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	13,000	9,797,290
2.020%, 02/28/22	CAD	43,966	33,496,811
2.350%, 07/18/22	CAD	34,200	26,301,152
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	11,735	13,833,839
1.625%, 07/11/22	GBP	2,000	2,663,658
0.500%, 04/06/23	EUR	12,500	14,940,773
0.250%, 04/09/24	EUR	4,000	4,763,048
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.418%, 10/09/20		27,000	27,001,656
(r) 0.566%, 10/07/21		3,000	3,002,878
1.000%, 03/09/21	EUR	9,640	11,428,119
1.900%, 04/08/21		19,722	19,945,633
0.000%, 07/21/21	EUR	19,201	22,660,804
1.125%, 09/07/21	GBP	3,352	4,409,946
2.600%, 01/11/22		48,709	50,281,327
0.750%, 07/21/22	EUR	61,577	73,740,193
2.375%, 02/01/23	EUR	20,648	25,809,555
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	13,693	16,215,520
0.625%, 09/26/23	EUR	4,000	4,816,687
TOTAL JAPAN			391,064,449

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (8.7%)
	Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	6,900	$8,593,899
	Allianz Finance II BV Floating Rate Note
(r)	0.148%, 12/07/20	EUR	4,000	4,718,258
	BNG Bank NV
	1.250%, 12/15/21	GBP	79,900	106,068,818
	1.000%, 03/15/22	GBP	5,030	6,664,387
	1.000%, 06/17/22	GBP	15,457	20,519,066
	0.250%, 02/22/23	EUR	59,000	70,682,241
	0.050%, 07/11/23	EUR	184,891	220,830,678
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	18,733	22,172,469
	2.750%, 01/10/22		31,570	32,663,585
	4.750%, 06/06/22	EUR	35,519	45,667,735
	0.500%, 12/06/22	EUR	22,849	27,360,761
	Nederlandse Waterschapsbank NV Floating Rate Note
#(r)Ω	0.383%, 12/15/21		295,000	295,150,456
(r)	0.383%, 12/15/21		17,000	17,008,670
	Nederlandse Waterschapsbank NV
	0.125%, 09/25/23	EUR	55,009	65,996,648
	Shell International Finance BV
	1.625%, 03/24/21	EUR	39,343	46,894,310
	1.250%, 03/15/22	EUR	43,619	52,617,642
	1.000%, 04/06/22	EUR	55,401	66,552,437
	2.375%, 08/21/22		24,379	25,387,766
	Toyota Motor Finance Netherlands BV Floating Rate Note
(r)	0.297%, 09/30/21	EUR	31,000	36,585,851
	TOTAL NETHERLANDS			1,172,135,677
NORWAY — (3.4%)
	Equinor ASA
	2.000%, 09/10/20	EUR	14,160	16,715,309
	5.625%, 03/11/21	EUR	1,210	1,475,791
	0.875%, 02/17/23	EUR	28,954	34,885,509
	Kommunalbanken A.S.
	0.875%, 12/08/20	GBP	7,700	10,104,739
	1.125%, 12/15/21	GBP	12,237	16,210,355
	0.125%, 03/21/22	SEK	200,000	22,809,141
	1.125%, 11/30/22	GBP	57,699	77,093,831
	1.500%, 12/15/23	GBP	4,000	5,448,498
(r)	0.358%, 03/12/21		20,000	20,000,073
(r)	0.315%, 04/15/21		47,000	46,985,734
(r)	0.448%, 09/08/21		25,000	25,017,750
(r)Ω	0.440%, 02/24/22		137,500	137,370,211
(r)	0.440%, 02/24/22		39,000	38,963,187
	TOTAL NORWAY			453,080,128
			Face Amount^	Value†
			(000)
SINGAPORE — (0.8%)
DBS Bank, Ltd. Floating Rate Note
(r)	0.819%, 08/23/21	AUD	6,000	$4,304,224
(r)	0.730%, 09/13/22	AUD	10,000	7,174,445
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.700%, 10/06/20	AUD	7,000	5,004,367
(r)	0.801%, 04/23/21	AUD	36,100	25,876,570
(r)	0.821%, 09/06/21	AUD	1,000	717,789
(r)	0.719%, 05/23/22	AUD	25,000	17,926,549
(r)	0.730%, 12/05/22	AUD	5,000	3,585,078
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	7,685	9,105,327
	4.625%, 07/26/22	GBP	4,200	5,946,519
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.911%, 01/24/22	AUD	1,300	934,638
(r)	0.632%, 07/25/22	AUD	41,500	29,707,918
TOTAL SINGAPORE				110,283,424
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (20.0%)
African Development Bank Floating Rate Note
(r)	0.323%, 12/15/21		109,500	109,214,205
	5.250%, 03/23/22	AUD	2,500	1,922,103
	0.250%, 01/24/24	EUR	2,790	3,361,111
Asian Development Bank Floating Rate Note
(r)	0.320%, 02/01/22	GBP	69,500	91,046,454
(r)	0.351%, 03/19/24	GBP	58,306	76,295,072
	1.000%, 12/15/22	GBP	22,333	29,813,954
	0.200%, 05/25/23	EUR	167,622	201,002,972
	0.370%, 06/26/23	SEK	200,000	22,879,122
Council Of Europe Development Bank
	0.375%, 10/27/22	EUR	39,747	47,726,163
	0.125%, 05/25/23	EUR	87,670	105,087,469
EUROFIMA Floating Rate Note
(r)	0.482%, 11/15/21		94,700	94,697,159
(r)	0.415%, 03/11/22		20,782	20,778,467
EUROFIMA
	0.250%, 04/25/23	EUR	3,373	4,043,554
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.320%, 01/18/22	GBP	17,000	22,262,789
(r)	0.343%, 08/19/22		54,539	54,527,731
(r)	0.313%, 02/27/23	GBP	23,695	31,024,817
(r)	0.363%, 02/28/24	GBP	20,500	26,846,949
(r)	0.374%, 11/13/24	GBP	9,000	11,790,659
European Financial Stability Facility
	0.100%, 01/19/21	EUR	11,478	13,561,079

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.125%, 10/17/23	EUR	91,000	$109,484,020
	0.200%, 01/17/24	EUR	153,094	184,917,741
European Investment Bank Floating Rate Note
(r)	0.465%, 05/21/21	GBP	5,750	7,538,371
(r)	0.340%, 01/10/22	GBP	39,750	52,114,958
(r)	0.347%, 02/18/22	GBP	6,982	9,143,002
(r)	0.410%, 06/29/23	GBP	54,491	71,597,337
(r)	0.376%, 03/05/24		62,143	62,121,250
(r)	0.370%, 01/15/25	GBP	133,000	174,621,018
	1.500%, 05/12/22	NOK	256,830	28,805,672
	0.500%, 07/19/22	SEK	130,000	14,918,397
European Stability Mechanism
	1.375%, 03/04/21	EUR	4,962	5,910,382
	0.100%, 07/31/23	EUR	203,961	244,800,675
European Stability Mechanism Treasury Bill
	0.000%, 09/10/20	EUR	67,500	79,550,098
Inter-American Development Bank Floating Rate Note
(r)	0.495%, 10/15/20		6,065	6,067,790
(r)	0.475%, 07/15/21		31,158	31,182,510
(r)	0.275%, 01/15/22		259	258,725
(r)	0.358%, 09/16/22		53,075	52,916,306
	6.000%, 02/26/21	AUD	8,000	5,897,235
	4.750%, 08/27/24	AUD	23,000	19,167,037
Inter-American Investment Corp. Floating Rate Note
(r)	0.356%, 10/12/21		37,805	37,800,841
International Bank for Reconstruction & Development
	2.800%, 01/13/21	AUD	5,000	3,611,222
	1.000%, 12/19/22	GBP	11,785	15,735,620
	0.300%, 10/04/23	GBP	26,000	34,016,980
(r)	0.333%, 05/15/24	GBP	41,627	54,428,383
(r)	0.488%, 06/17/24		37,003	36,974,211
(r)	0.375%, 08/06/24		259,182	258,972,801
International Finance Corp.
	2.700%, 02/05/21	AUD	10,005	7,233,483
(r)	0.306%, 08/23/21		36,000	35,992,393
(r)	0.310%, 01/18/22	GBP	40,500	53,053,196
Nordic Investment Bank
	1.500%, 08/31/22	NOK	100,000	11,220,576
	1.375%, 06/19/23	NOK	200,000	22,535,814
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,700,469,873
SWEDEN — (6.0%)
Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	2,142,600	244,631,159
	0.750%, 02/22/23	SEK	698,750	80,919,830
	1.000%, 11/13/23	SEK	535,920	62,832,998
		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
0.300%, 02/17/22	EUR	31,728	$37,638,604
1.250%, 08/05/22	GBP	5,351	7,086,495
Svensk Exportkredit AB
0.625%, 12/07/20	GBP	29,166	38,238,766
1.375%, 12/15/22	GBP	31,487	42,277,940
1.375%, 12/15/23	GBP	8,000	10,840,153
(r) 0.363%, 12/14/20		22,500	22,503,944
(r) 0.395%, 07/15/21		6,000	6,001,788
(r) 0.433%, 12/13/21		103,200	103,244,330
Svenska Handelsbanken AB
2.375%, 01/18/22	GBP	1,000	1,344,644
0.250%, 02/28/22	EUR	57,386	68,039,064
2.625%, 08/23/22	EUR	10,905	13,579,829
2.750%, 12/05/22	GBP	5,000	6,888,075
1.125%, 12/14/22	EUR	53,008	64,330,017
TOTAL SWEDEN			810,397,636
SWITZERLAND — (0.8%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	8,000	9,532,693
1.750%, 09/12/22	EUR	12,765	15,675,413
0.750%, 05/16/23	EUR	4,500	5,438,280
Nestle Holdings, Inc.
1.750%, 12/09/20	GBP	11,266	14,817,212
Novartis Finance SA
0.750%, 11/09/21	EUR	5,300	6,322,177
0.500%, 08/14/23	EUR	31,860	38,270,040
0.125%, 09/20/23	EUR	10,000	11,926,584
Roche Finance Europe BV
0.500%, 02/27/23	EUR	6,000	7,199,997
TOTAL SWITZERLAND			109,182,396
UNITED KINGDOM — (0.3%)
Transport for London
2.250%, 08/09/22	GBP	29,447	39,766,953
UNITED STATES — (4.5%)
3M Co.
1.875%, 11/15/21	EUR	3,625	4,384,594
0.375%, 02/15/22	EUR	55,027	65,300,437
0.375%, 02/15/22	EUR	5,500	6,526,840
0.950%, 05/15/23	EUR	6,000	7,297,687
Apple, Inc. Floating Rate Note
(r) 1.490%, 02/23/21		800	805,103
Apple, Inc.
1.000%, 11/10/22	EUR	27,825	33,711,590
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	37,658	45,092,435
0.750%, 03/16/23	EUR	26,918	32,339,066
1.300%, 03/15/24	EUR	4,271	5,257,906
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	22,430	26,942,992

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	International Finance Corp. Floating Rate Note
(r)	0.493%, 12/15/21		42,000	$42,036,111
	Johnson & Johnson
	0.250%, 01/20/22	EUR	41,680	49,525,993
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	29,745	35,459,931
	Oracle Corp.
	2.250%, 01/10/21	EUR	25,881	30,792,626
	1.900%, 09/15/21		13,016	13,234,078
	Pfizer, Inc.
	2.200%, 12/15/21		4,772	4,903,279
	0.250%, 03/06/22	EUR	96,493	114,363,708
	Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	1,500	1,791,836
	2.000%, 11/05/21	EUR	9,900	11,985,137
	2.000%, 08/16/22	EUR	25,959	31,974,448
	Walmart, Inc. Floating Rate Note
(r)	0.535%, 06/23/21		35,000	35,081,936
	1.900%, 04/08/22	EUR	8,445	10,255,439
	1.900%, 04/08/22	EUR	5,000	6,071,900
	TOTAL UNITED STATES			615,135,072
	TOTAL BONDS			12,748,387,194
U.S. TREASURY OBLIGATIONS — (2.8%)
	U.S. Treasury Notes
(r)	0.219%, 04/30/22		382,000	382,421,995
CERTIFICATES OF DEPOSIT — (1.5%)
AUSTRALIA — (0.7%)
Ω	National Australia Bank, Ltd., Floating Rate Note		100,000,000	100,042,575
CANADA — (0.2%)
(r)	Toronto-Dominion Bank, Floating Rate Note		25,500,000	25,519,308
SINGAPORE — (0.2%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note		22,000,000	22,001,895
		Face Amount^	Value†
		(000)

SINGAPORE — (Continued)
Ω	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	7,000,000	$7,000,000
TOTAL SINGAPORE			29,001,895
SWEDEN — (0.4%)
Ω	Svenska Handelsbanken AB, Floating Rate Note	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT			204,563,778
TOTAL INVESTMENT SECURITIES (Cost $13,138,815,253)			13,335,372,967
COMMERCIAL PAPER — (1.4%)
	Exxon Mobil Corp. 0.390%, 02/01/21	25,000	24,974,691
	EXXON MOBIL Corp. 0.010%, 02/03/21	76,000	75,921,440
Ω	Nederlandse Waterschapsbank NV 0.600%, 08/14/20	25,000	24,998,454
	Shell International Finance BV 0.500%, 05/25/21	64,750	64,487,367
TOTAL COMMERCIAL PAPER			190,381,952

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	114,878	1,329,259
TOTAL INVESTMENTS — (100.0%)
(Cost $13,330,415,102)^^			$13,527,084,178

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of July 31, 2020, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	207,510,318	USD	256,389,364	State Street Bank and Trust	08/03/20	$1,033,593
EUR	38,020,003	USD	44,557,297	JP Morgan	08/04/20	228,390
EUR	26,592,603	USD	29,837,041	Citibank, N.A.	08/05/20	1,488,378
DKK	240,523,569	USD	35,512,704	Bank of America Corp.	08/11/20	2,540,066
EUR	4,185,301	USD	4,717,994	JP Morgan	08/11/20	212,796
DKK	296,640,855	USD	45,593,355	State Street Bank and Trust	08/11/20	1,337,623
USD	43,788,192	CAD	58,629,429	Barclays Capital	08/12/20	15,859
EUR	15,424,674	USD	17,808,803	Barclays Capital	08/19/20	366,408
GBP	10,265,644	USD	13,217,301	JP Morgan	08/24/20	221,884
USD	22,936,583	CAD	30,632,047	Mellon Bank	08/25/20	66,350
USD	22,450,151	CAD	30,000,000	Mellon Bank	08/27/20	51,728
EUR	97,812,014	USD	113,936,227	Mellon Bank	08/28/20	1,339,691
USD	125,282,139	CAD	167,754,262	State Street Bank and Trust	09/01/20	33,272
USD	69,401,646	SEK	608,378,643	UBS AG	09/08/20	86,960
EUR	8,250,109	USD	9,398,714	UBS AG	09/09/20	326,911
EUR	4,840,399	USD	5,527,619	Barclays Capital	09/10/20	178,599
EUR	35,108,647	USD	39,698,379	Citibank, N.A.	09/10/20	1,690,273
EUR	23,660,150	USD	27,214,236	Mellon Bank	09/10/20	678,087
EUR	1,284,169	USD	1,461,498	State Street Bank and Trust	09/10/20	52,375
DKK	185,817,393	USD	28,849,538	Barclays Capital	09/15/20	569,130
DKK	27,466,880	USD	4,224,735	State Street Bank and Trust	09/15/20	123,830
EUR	22,257,732	USD	25,506,782	State Street Bank and Trust	10/05/20	746,450
DKK	43,682,245	USD	6,784,978	JP Morgan	10/09/20	134,381
DKK	162,691,070	USD	25,041,509	State Street Bank and Trust	10/09/20	729,097
USD	71,250,013	EUR	60,107,425	Barclays Capital	10/14/20	339,868
EUR	56,452,086	USD	66,301,163	JP Morgan	10/16/20	299,364
Total Appreciation						$14,891,363
USD	121,619,041	EUR	108,417,478	Bank of America Corp.	08/03/20	$(6,091,398)
USD	65,085,194	SEK	609,690,759	Citibank, N.A.	08/03/20	(4,353,295)
USD	122,728,365	GBP	99,092,840	UBS AG	08/03/20	(6,984,152)
SEK	609,690,759	USD	69,525,590	UBS AG	08/03/20	(87,102)
USD	106,025,724	EUR	96,774,295	Bank of America Corp.	08/04/20	(7,969,620)
EUR	58,754,292	USD	69,541,580	Barclays Capital	08/04/20	(331,924)
USD	142,234,258	EUR	128,896,324	Bank of America Corp.	08/05/20	(9,602,381)
USD	112,983,818	GBP	90,323,279	Citibank, N.A.	08/05/20	(5,249,990)
USD	20,294,654	GBP	16,025,388	State Street Bank and Trust	08/05/20	(682,692)
USD	134,988,264	EUR	124,912,451	Bank of America Corp.	08/06/20	(12,158,505)
USD	145,768,881	NOK	404,457,283	Citibank, N.A.	08/06/20	(8,248,892)
USD	132,428,711	EUR	122,519,709	Citibank, N.A.	08/07/20	(11,902,385)
USD	17,242,118	AUD	24,733,549	JP Morgan	08/07/20	(428,908)
USD	59,712,829	AUD	85,889,316	State Street Bank and Trust	08/07/20	(1,651,287)
USD	29,344,601	AUD	42,160,995	UBS AG	08/07/20	(777,565)
USD	118,625,134	CAD	162,292,375	Barclays Capital	08/10/20	(2,540,636)
USD	269,691,668	AUD	313,140,042	State Street Bank and Trust	08/10/20	(11,815,356)
USD	26,791,681	NOK	258,919,160	JP Morgan	08/11/20	(1,656,628)
USD	216,564,105	DKK	664,845,614	State Street Bank and Trust	08/11/20	(18,843,489)
USD	107,785,666	CAD	146,496,813	Citibank, N.A.	08/12/20	(1,587,858)
USD	130,513,540	EUR	119,984,493	State Street Bank and Trust	08/12/20	(10,845,667)
USD	129,579,958	GBP	103,040,858	Mellon Bank	08/13/20	(5,307,126)
USD	128,726,328	CAD	174,309,054	Morgan Stanley and Co. International	08/13/20	(1,411,870)
USD	138,416,941	EUR	124,331,857	State Street Bank and Trust	08/13/20	(8,067,201)
USD	115,713,945	EUR	106,907,543	Bank of America Corp.	08/14/20	(10,244,053)
USD	126,057,924	CAD	171,325,274	HSBC Bank	08/14/20	(1,852,838)
USD	209,484,391	SEK	803,130,108	Mellon Bank	08/14/20	(9,709,614)
USD	243,105,964	CAD	273,116,821	State Street Bank and Trust	08/17/20	(5,509,928)
USD	125,311,129	EUR	114,183,907	Bank of America Corp.	08/18/20	(9,231,265)
USD	116,331,894	CAD	158,401,265	State Street Bank and Trust	08/18/20	(1,930,738)
USD	119,098,008	GBP	94,371,833	UBS AG	08/18/20	(4,444,109)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	139,030,083	GBP	110,241,541	HSBC Bank	08/19/20	$(5,287,841)
USD	139,193,561	EUR	126,850,072	JP Morgan	08/19/20	(10,276,490)
USD	76,461,159	SEK	697,872,159	UBS AG	08/19/20	(3,032,467)
USD	119,159,298	EUR	108,184,912	Bank of America Corp.	08/20/20	(8,319,915)
USD	122,088,029	GBP	97,402,838	Mellon Bank	08/20/20	(5,423,355)
USD	42,563,147	SEK	389,703,923	State Street Bank and Trust	08/20/20	(1,827,966)
USD	136,607,038	EUR	125,015,146	Mellon Bank	08/21/20	(10,707,131)
USD	261,500,900	EUR	285,924,205	Mellon Bank	08/24/20	(5,883,551)
USD	154,095,919	SEK	672,529,716	State Street Bank and Trust	08/24/20	(4,314,441)
USD	136,401,548	EUR	124,162,819	Bank of America Corp.	08/25/20	(9,920,680)
USD	64,312,693	SEK	581,550,616	Citibank, N.A.	08/25/20	(1,935,326)
USD	90,005,519	CAD	122,171,907	Mellon Bank	08/25/20	(1,209,410)
USD	125,450,095	GBP	98,818,344	Barclays Capital	08/26/20	(3,918,547)
USD	260,957,714	EUR	289,386,447	State Street Bank and Trust	08/26/20	(7,368,980)
USD	131,961,672	EUR	115,727,124	Bank of America Corp.	08/27/20	(4,425,125)
USD	16,543,508	CAD	22,441,593	JP Morgan	08/27/20	(211,702)
USD	77,781,725	CAD	104,856,447	Mellon Bank	08/27/20	(505,577)
USD	114,228,283	CAD	153,376,258	Bank of America Corp.	08/28/20	(284,808)
USD	100,838,534	EUR	88,637,767	JP Morgan	08/28/20	(3,625,115)
USD	10,312,496	EUR	9,174,247	Mellon Bank	08/28/20	(499,772)
USD	129,964,079	GBP	102,214,523	State Street Bank and Trust	08/28/20	(3,852,139)
USD	147,368,702	EUR	130,087,671	JP Morgan	08/31/20	(2,483,983)
USD	160,291,527	SEK	535,707,619	Mellon Bank	08/31/20	(912,188)
USD	76,739,571	AUD	108,119,338	National Australia Bank Ltd.	08/31/20	(513,783)
USD	124,054,972	GBP	97,758,525	Citibank, N.A.	09/01/20	(3,930,357)
USD	76,765,291	AUD	108,155,179	National Australia Bank Ltd.	09/01/20	(513,952)
USD	134,886,579	EUR	119,023,384	State Street Bank and Trust	09/01/20	(5,399,811)
USD	143,032,728	EUR	126,388,500	Bank of America Corp.	09/02/20	(5,937,684)
USD	125,266,770	GBP	97,345,047	Citibank, N.A.	09/02/20	(2,177,923)
USD	113,475,506	CAD	151,987,776	HSBC Bank	09/02/20	(1,983)
EUR	43,044,129	USD	50,769,130	Mellon Bank	09/02/20	(34,279)
USD	150,002,291	AUD	210,153,172	UBS AG	09/02/20	(157,296)
USD	252,765,687	EUR	209,483,409	Citibank, N.A.	09/03/20	(7,272,909)
USD	246,159,990	EUR	270,938,373	State Street Bank and Trust	09/04/20	(6,907,917)
USD	138,650,495	EUR	122,502,790	Bank of America Corp.	09/08/20	(5,758,553)
USD	128,780,322	GBP	98,869,371	State Street Bank and Trust	09/08/20	(664,232)
USD	129,973,623	EUR	115,713,126	State Street Bank and Trust	09/09/20	(6,434,564)
USD	212,982,673	EUR	183,388,492	State Street Bank and Trust	09/10/20	(3,209,155)
USD	141,122,438	EUR	124,751,311	State Street Bank and Trust	09/11/20	(5,946,751)
USD	133,932,894	EUR	118,505,902	State Street Bank and Trust	09/14/20	(5,782,646)
USD	32,700,334	DKK	213,284,273	Morgan Stanley and Co. International	09/15/20	(1,066,898)
USD	139,252,458	EUR	123,111,908	State Street Bank and Trust	09/15/20	(5,896,586)
USD	136,270,949	EUR	118,870,921	State Street Bank and Trust	09/16/20	(3,880,996)
USD	144,717,868	EUR	126,242,483	State Street Bank and Trust	09/17/20	(4,128,560)
USD	118,863,064	EUR	102,569,083	State Street Bank and Trust	09/18/20	(2,073,813)
USD	136,354,248	EUR	120,661,913	State Street Bank and Trust	09/28/20	(5,946,228)
USD	116,896,526	EUR	104,142,051	State Street Bank and Trust	09/29/20	(5,924,200)
USD	140,919,177	EUR	125,525,384	Barclays Capital	09/30/20	(7,123,347)
USD	122,322,664	EUR	107,755,414	State Street Bank and Trust	10/01/20	(4,765,004)
USD	134,541,944	EUR	118,080,838	State Street Bank and Trust	10/02/20	(4,726,628)
USD	145,784,117	EUR	127,202,947	Bank of America Corp.	10/05/20	(4,253,113)
USD	142,712,259	EUR	122,733,577	Citibank, N.A.	10/07/20	(2,059,108)
USD	145,251,799	EUR	123,808,849	Mellon Bank	10/08/20	(790,843)
USD	147,846,468	EUR	125,920,659	Mellon Bank	10/09/20	(690,205)
USD	31,358,296	DKK	206,373,315	Morgan Stanley and Co. International	10/09/20	(1,331,669)
USD	127,274,584	EUR	108,197,338	State Street Bank and Trust	10/13/20	(365,804)
USD	144,977,922	EUR	126,687,912	Citibank, N.A.	10/16/20	(4,484,788)
Total (Depreciation)						$(397,896,566)
Total Appreciation (Depreciation)						$(383,005,203)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$579,177,840	—	$579,177,840
Austria	—	66,775,984	—	66,775,984
Belgium	—	329,725,040	—	329,725,040
Canada	—	2,591,371,850	—	2,591,371,850
Denmark	—	261,436,354	—	261,436,354
Finland	—	240,903,138	—	240,903,138
France	—	1,088,209,224	—	1,088,209,224
Germany	—	1,189,272,156	—	1,189,272,156
Japan	—	391,064,449	—	391,064,449
Netherlands	—	1,172,135,677	—	1,172,135,677
Norway	—	453,080,128	—	453,080,128
Singapore	—	110,283,424	—	110,283,424
Supranational Organization Obligations	—	2,700,469,873	—	2,700,469,873
Sweden	—	810,397,636	—	810,397,636
Switzerland	—	109,182,396	—	109,182,396
United Kingdom	—	39,766,953	—	39,766,953
United States	—	615,135,072	—	615,135,072
Certificates of Deposit	—	204,563,778	—	204,563,778
U.S. Treasury Obligations	—	382,421,995	—	382,421,995
Commercial Paper	—	190,381,952	—	190,381,952
Securities Lending Collateral	—	1,329,259	—	1,329,259
Forward Currency Contracts**	—	(383,005,203)	—	(383,005,203)
TOTAL	—	$13,144,078,975	—	$13,144,078,975
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (8.1%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$15,091,087
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	61,500	52,891,305
Ω	1.750%, 08/21/31	AUD	7,000	5,140,969
Ω	1.750%, 07/20/34	AUD	7,000	4,970,542
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	9,308,039
	2.250%, 11/20/34	AUD	36,000	27,151,174
Western Australian Treasury Corp.
	2.750%, 07/24/29	AUD	4,400	3,552,205
	2.000%, 10/24/34	AUD	10,000	7,305,358
TOTAL AUSTRALIA				125,410,679
AUSTRIA — (1.3%)
Republic of Austria Government Bond
Ω	0.750%, 02/20/28	EUR	16,000	20,575,952
BELGIUM — (6.4%)
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	32,450	41,254,172
Kingdom of Belgium Government Bond
Ω	0.800%, 06/22/28	EUR	2,500	3,218,456
Ω	1.000%, 06/22/31	EUR	32,300	42,868,919
	1.250%, 04/22/33	EUR	9,000	12,398,406
TOTAL BELGIUM				99,739,953
CANADA — (17.5%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	15,000	19,015,516
	1.500%, 03/04/33	EUR	31,520	43,023,531
Province of Alberta Canada
	3.500%, 06/01/31	CAD	28,000	25,071,753
	3.900%, 12/01/33	CAD	32,000	29,997,268
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,516,817
Province of Ontario Canada
	6.200%, 06/02/31	CAD	7,000	7,819,127
	5.850%, 03/08/33	CAD	45,000	50,576,244
Province of Quebec Canada
	0.875%, 05/04/27	EUR	32,763	41,276,892
	0.875%, 07/05/28	EUR	3,000	3,788,749
	0.000%, 10/15/29	EUR	10,000	11,759,104
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	30,200	$33,969,335
	TOTAL CANADA			271,814,336
DENMARK — (4.0%)
	Denmark Government Bond
Ω	0.500%, 11/15/29	DKK	360,000	61,703,466
FINLAND — (6.7%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	62,208,763
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	30,511	41,813,913
	TOTAL FINLAND			104,022,676
FRANCE — (19.3%)
	Action Logement Services
	0.500%, 10/30/34	EUR	11,300	13,681,495
	Agence Francaise de Developpement
	1.000%, 01/31/28	EUR	28,000	35,674,665
	0.875%, 05/25/31	EUR	5,500	7,013,923
	1.375%, 07/05/32	EUR	13,000	17,425,316
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	82,000	113,423,294
	SNCF Mobilites
	1.500%, 02/02/29	EUR	21,000	27,517,448
	SNCF Reseau
	5.250%, 12/07/28	GBP	16,713	29,650,238
	1.125%, 05/25/30	EUR	8,000	10,367,002
	5.000%, 10/10/33	EUR	11,000	20,868,182
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	4,226	7,125,754
	Unedic Asseo
	1.500%, 04/20/32	EUR	9,000	12,393,244
	1.250%, 05/25/33	EUR	3,400	4,577,183
	TOTAL FRANCE			299,717,744
GERMANY — (4.8%)
	Deutsche Bahn Finance GMBH
	0.625%, 09/26/28	EUR	1,000	1,237,722
	1.125%, 12/18/28	EUR	1,500	1,919,397
	1.625%, 08/16/33	EUR	4,773	6,383,107
	Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	1,029,000	10,965,140
	2.050%, 02/16/26	JPY	399,000	4,251,789
	5.750%, 06/07/32	GBP	5,000	10,440,531

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
0.050%, 09/29/34	EUR	10,000	$12,073,264
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	13,944,830
1.100%, 03/13/34	EUR	10,000	13,607,120
TOTAL GERMANY			74,822,900
NETHERLANDS — (3.6%)
BNG Bank NV
0.750%, 01/11/28	EUR	12,300	15,591,999
3.300%, 04/26/29	AUD	27,000	22,648,095
Nederlandse Waterschapsbank NV
1.000%, 03/01/28	EUR	7,600	9,816,960
0.500%, 04/29/30	EUR	6,500	8,146,707
TOTAL NETHERLANDS			56,203,761
NORWAY — (2.5%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	39,154,556
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.4%)
African Development Bank
0.500%, 03/21/29	EUR	3,500	4,359,890
Asian Development Bank
2.350%, 06/21/27	JPY	4,130,000	45,828,370
EUROFIMA
3.350%, 05/21/29	AUD	15,000	12,465,503
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	41,831,336
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	24,146,240
2.150%, 01/18/27	JPY	517,100	5,602,144
1.375%, 05/12/28	SEK	110,000	13,365,345
5.625%, 06/07/32	GBP	5,800	11,940,783
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	$52,877,931
European Union
1.250%, 04/04/33	EUR	10,000	13,772,976
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	13,791,800
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			239,982,318
SWEDEN — (1.5%)
Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	23,503,804
UNITED KINGDOM — (8.9%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	30,518,638
Transport for London
4.000%, 09/12/33	GBP	20,846	36,755,830
United Kingdom Gilt
4.250%, 06/07/32	GBP	18,650	35,922,554
4.500%, 09/07/34	GBP	17,000	35,037,791
TOTAL UNITED KINGDOM			138,234,813
TOTAL BONDS Cost ($1,422,265,120)			1,554,886,958
TOTAL INVESTMENTS — (100.0%)
(Cost $1,422,265,120)^^			$1,554,886,958

As of July 31, 2020, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	94,837,535	USD	67,733,916	Bank of America Corp.	08/04/20	$22,765
Total Appreciation						$22,765
USD	65,141,058	AUD	94,837,535	UBS AG	08/04/20	$(2,615,623)
USD	115,529,393	GBP	92,348,845	State Street Bank and Trust	08/05/20	(5,355,895)
USD	125,194,971	EUR	111,740,818	Bank of America Corp.	08/06/20	(6,435,625)
USD	111,650,162	GBP	89,886,363	Citibank, N.A.	08/06/20	(6,012,363)
USD	91,018,302	AUD	130,387,636	State Street Bank and Trust	08/13/20	(2,140,095)
USD	123,871,824	EUR	108,828,771	State Street Bank and Trust	08/19/20	(4,363,357)

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	73,505,452	EUR	64,813,793	Bank of America Corp.	08/20/20	$(2,867,594)
USD	35,613,521	SEK	326,062,797	State Street Bank and Trust	08/20/20	(1,528,242)
USD	108,375,840	EUR	94,978,854	JP Morgan	08/24/20	(3,551,570)
USD	124,590,826	EUR	108,754,326	State Street Bank and Trust	08/25/20	(3,572,947)
USD	199,250,886	EUR	209,070,156	JP Morgan	08/26/20	(2,309,355)
USD	77,302,044	CAD	103,796,693	JP Morgan	08/27/20	(194,031)
USD	61,570,556	DKK	390,926,614	JP Morgan	08/31/20	(301,498)
USD	119,244,402	EUR	101,600,379	Bank of America Corp.	09/02/20	(508,980)
USD	66,859,357	AUD	93,601,097	Bank of America Corp.	09/09/20	(22,608)
USD	90,444,599	JPY	9,660,469,954	Citibank, N.A.	10/14/20	(896,928)
Total (Depreciation)						$(42,676,711)
Total Appreciation (Depreciation)						$(42,653,946)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$125,410,679	—	$125,410,679
Austria	—	20,575,952	—	20,575,952
Belgium	—	99,739,953	—	99,739,953
Canada	—	271,814,336	—	271,814,336
Denmark	—	61,703,466	—	61,703,466
Finland	—	104,022,676	—	104,022,676
France	—	299,717,744	—	299,717,744
Germany	—	74,822,900	—	74,822,900
Netherlands	—	56,203,761	—	56,203,761
Norway	—	39,154,556	—	39,154,556
Supranational Organization Obligations	—	239,982,318	—	239,982,318
Sweden	—	23,503,804	—	23,503,804
United Kingdom	—	138,234,813	—	138,234,813
Forward Currency Contracts**	—	(42,653,946)	—	(42,653,946)
TOTAL	—	$1,512,233,012	—	$1,512,233,012
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (27.2%)
Federal Farm Credit Bank
5.250%, 03/06/23	4,203	$4,741,452
5.220%, 05/15/23	33,694	38,336,252
Federal Home Loan Bank
2.500%, 12/08/23	15,000	16,090,207
5.375%, 08/15/24	19,950	23,958,760
5.365%, 09/09/24	1,400	1,684,109
2.875%, 09/13/24	21,500	23,678,101
3.125%, 06/13/25	11,480	12,923,324
3.125%, 09/12/25	43,715	49,564,644
4.375%, 03/13/26	14,080	17,058,478
5.750%, 06/12/26	30,080	39,107,928
1.875%, 09/11/26	2,500	2,678,001
3.000%, 09/11/26	62,930	71,918,865
2.500%, 12/10/27	92,640	104,584,419
3.000%, 03/10/28	41,265	48,256,514
3.250%, 06/09/28	183,860	218,563,904
3.250%, 11/16/28	231,000	277,173,627
2.125%, 09/14/29	11,305	12,561,063
2.125%, 12/14/29	22,670	25,258,714
Tennessee Valley Authority
2.875%, 09/15/24	87,775	96,119,433
6.750%, 11/01/25	57,282	75,263,999
2.875%, 02/01/27	159,331	180,065,653
7.125%, 05/01/30	116,250	180,607,424
TOTAL AGENCY OBLIGATIONS		1,520,194,871
U.S. TREASURY OBLIGATIONS — (72.5%)
U.S. Treasury Bonds
6.750%, 08/15/26	80,183	111,137,746
6.500%, 11/15/26	15,000	20,777,930
6.625%, 02/15/27	11,828	16,631,960
6.125%, 11/15/27	20,000	28,275,781
5.250%, 11/15/28	69,132	96,166,532
5.250%, 02/15/29	10,000	14,009,766
6.125%, 08/15/29	8,528	12,795,664
6.250%, 05/15/30	101,289	156,959,004
	Face Amount	Value†
	(000)

5.375%, 02/15/31	209,250	$313,327,353
U.S. Treasury Notes
2.000%, 10/31/21	2	1,842
3.000%, 10/31/25	47,000	53,739,727
2.250%, 11/15/25	57,000	62,962,735
1.625%, 02/15/26	156,000	167,535,468
2.375%, 04/30/26	63,000	70,476,328
1.625%, 05/15/26	153,000	164,630,390
1.500%, 08/15/26	183,000	195,874,335
2.000%, 11/15/26	164,800	181,782,126
2.250%, 02/15/27	161,500	181,214,355
2.375%, 05/15/27	130,000	147,417,969
2.250%, 08/15/27	165,500	186,872,773
2.250%, 11/15/27	12,000	13,588,125
2.750%, 02/15/28	102,000	119,618,907
2.875%, 05/15/28	170,000	201,742,188
2.875%, 08/15/28	10,000	11,913,281
2.375%, 05/15/29	190,000	220,845,313
1.625%, 08/15/29	227,000	249,637,929
1.750%, 11/15/29	105,000	116,890,430
1.500%, 02/15/30	414,000	451,809,842
0.625%, 05/15/30	476,500	480,352,950
TOTAL U.S. TREASURY OBLIGATIONS		4,048,988,749
TOTAL INVESTMENT SECURITIES (Cost $5,068,388,662)		5,569,183,620

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.092%	16,417,993	16,417,993
TOTAL INVESTMENTS — (100.0%)
(Cost $5,084,806,655)^^		$5,585,601,613

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,520,194,871	—	$1,520,194,871
U.S. Treasury Obligations	—	4,048,988,749	—	4,048,988,749
Temporary Cash Investments	$16,417,993	—	—	16,417,993
TOTAL	$16,417,993	$5,569,183,620	—	$5,585,601,613

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (80.3%)
3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,302,053
	0.375%, 02/15/22	EUR	2,200	2,610,736
ABB Finance BV, Floating Rate Note, 3M EURO + 0.350%, FRN
(r)	0.000%, 10/12/20	EUR	5,560	6,551,449
Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	8,847	10,422,205
	0.875%, 09/27/23	EUR	23,016	27,877,455
AbbVie, Inc.
Ω	3.450%, 03/15/22		12,220	12,709,452
Ω	3.250%, 10/01/22		18,630	19,531,361
	2.900%, 11/06/22		1,252	1,316,995
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	20,730,820
Advance Auto Parts, Inc.
	4.500%, 12/01/23		1,000	1,103,731
Aetna, Inc.
	2.750%, 11/15/22		2,000	2,086,158
Aflac, Inc.
	3.625%, 06/15/23		706	771,574
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 12/15/21		25,000	24,934,750
Agence Francaise de Developpement EPIC
	0.125%, 03/31/21	EUR	10,000	11,815,552
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.438%, 06/07/21		2,000	2,000,564
Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,285,172
Albemarle Corp.
	1.875%, 12/08/21	EUR	3,000	3,569,360
	4.150%, 12/01/24		830	897,229
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,445	3,553,598
Altria Group, Inc.
	1.000%, 02/15/23	EUR	17,875	21,441,696
Ameren Corp.
	2.700%, 11/15/20		1,000	1,004,895
American Express Co.
	2.500%, 08/01/22		1,220	1,265,847
	2.650%, 12/02/22		12,256	12,862,369
		Face Amount^	Value†
		(000)
American Express Credit Corp.
2.600%, 09/14/20		13,165	$13,173,344
American Honda Finance Corp.
1.375%, 11/10/22	EUR	5,000	6,069,579
0.550%, 03/17/23	EUR	4,193	5,003,267
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.210%, FRN
(r) 0.645%, 02/12/21		30,000	30,002,203
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 0.665%, 06/11/21		8,767	8,777,586
American International Group, Inc.
3.375%, 08/15/20		3,000	3,002,845
6.400%, 12/15/20		11,283	11,532,311
1.500%, 06/08/23	EUR	7,600	9,229,415
4.125%, 02/15/24		12,338	13,785,012
AmerisourceBergen Corp.
3.400%, 05/15/24		4,200	4,561,450
Anheuser-Busch InBev Finance, Inc.
3.700%, 02/01/24		1,200	1,325,840
Anheuser-Busch InBev SA
0.800%, 04/20/23	EUR	5,000	6,026,624
Anthem, Inc.
2.500%, 11/21/20		1,360	1,368,463
3.125%, 05/15/22		2,235	2,339,271
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	9,750	11,578,943
AP Moller - Maersk A.S.
1.500%, 11/24/22	EUR	540	650,934
ArcelorMittal SA
0.950%, 01/17/23	EUR	12,000	13,764,353
Ares Capital Corp.
4.200%, 06/10/24		3,152	3,236,371
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	1,067,808
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,200	2,617,510
Asian Development Bank
0.370%, 06/26/23	SEK	80,000	9,151,649
Asian Development Bank, Floating Rate Note, 1M USD LIBOR + 0.290%, FRN
(r) 0.351%, 03/19/24	GBP	9,250	12,103,890

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 12/15/21		100,000	$99,961,000
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.371%, 03/16/21		2,000	2,000,360
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	0.320%, 02/01/22	GBP	7,000	9,170,146
	Assurant, Inc.
	4.000%, 03/15/23		8,305	8,864,004
	4.200%, 09/27/23		6,000	6,360,205
	AstraZeneca P.L.C.
	2.375%, 11/16/20		23,256	23,394,098
	AT&T, Inc.
	2.500%, 03/15/23	EUR	15,000	18,674,711
	1.950%, 09/15/23	EUR	5,200	6,447,781
	3.400%, 05/15/25		500	556,078
	AT&T, Inc., Floating Rate Note, 3M USD LIBOR + 0.75%, FRN
(r)	1.100%, 06/01/21		7,800	7,833,171
	Australia & New Zealand Banking Group, Ltd.
	3.300%, 03/07/22	AUD	19,300	14,422,958
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r)Ω	0.768%, 11/09/20		4,000	4,002,901
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)	0.846%, 05/17/21		12,500	12,542,728
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω	1.229%, 11/23/21		2,050	2,068,878
(r)	1.229%, 11/23/21		10,000	10,092,090
	Autobahnen- und Schnell- strassen-Finanzierungs AG
	1.750%, 10/21/20	EUR	8,200	9,704,787
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,062,216
			Face Amount^	Value†
			(000)
	AutoZone, Inc.
	2.875%, 01/15/23		22,501	$23,531,882
	Avnet, Inc.
	4.875%, 12/01/22		4,291	4,592,981
	Banco Santander SA
	3.848%, 04/12/23		25,400	27,244,478
	Bank of America Corp.
	2.625%, 10/19/20		2,300	2,311,408
	5.700%, 01/24/22		19,171	20,665,028
	3.228%, 06/22/22	CAD	4,130	3,208,909
	3.300%, 01/11/23		563	601,204
	Bank of Montreal
	1.900%, 08/27/21		5,254	5,344,684
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.4%, FRN
(r)	0.658%, 01/22/21		22,772	22,813,268
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)	0.726%, 04/13/21		5,000	5,014,520
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r)	1.159%, 08/27/21		4,608	4,644,446
	Bank of Nova Scotia (The)
	2.350%, 10/21/20		934	938,206
	3.270%, 01/11/21	CAD	5,000	3,779,238
	2.450%, 03/22/21		37,679	38,192,290
	2.700%, 03/07/22		3,305	3,430,859
	Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r)	0.567%, 01/08/21		1,898	1,899,553
	Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r)	0.712%, 04/20/21		5,515	5,530,220
	Barclays P.L.C.
	3.200%, 08/10/21		12,000	12,277,200
	1.500%, 04/01/22	EUR	1,764	2,117,842
	3.650%, 03/16/25		1,000	1,097,280
	BAT International Finance P.L.C.
	4.875%, 02/24/21	EUR	1,487	1,795,998
	3.625%, 11/09/21	EUR	1,854	2,274,968
#Ω	3.250%, 06/07/22		7,350	7,685,629
	2.375%, 01/19/23	EUR	12,041	14,934,788
	0.875%, 10/13/23	EUR	3,487	4,171,657
	7.250%, 03/12/24	GBP	2,443	3,883,591
	Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	17,005	20,777,087
	Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,094,662

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	$10,446,930
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	4,000	4,789,679
	BHP Billiton Finance, Ltd.
	2.250%, 09/25/20	EUR	3,850	4,549,214
	Biogen, Inc.
	3.625%, 09/15/22		6,426	6,851,386
	BMW Finance NV
	0.125%, 01/12/21	EUR	2,322	2,738,402
	0.500%, 11/22/22	EUR	4,200	5,013,688
	0.375%, 07/10/23	EUR	3,000	3,573,452
	0.625%, 10/06/23	EUR	12,085	14,527,988
	BMW US Capital LLC
	0.625%, 04/20/22	EUR	2,000	2,385,420
#Ω	3.800%, 04/06/23		4,000	4,311,699
	BMW US Capital LLC, Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)Ω	0.933%, 08/13/21		20,407	20,385,929
	BNG Bank NV
	2.625%, 09/01/20	EUR	1,385	1,635,393
	0.050%, 07/11/23	EUR	4,000	4,777,532
	BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	6,280,067
	1.125%, 11/22/23	EUR	15,500	18,756,977
	1.000%, 06/27/24	EUR	8,000	9,658,630
	Boeing Co. (The)
#	2.200%, 10/30/22		3,900	3,926,721
	2.800%, 03/01/23		4,000	4,077,953
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	9,341,739
	3.650%, 03/15/25		5,000	5,563,816
	4.100%, 04/13/25		6,107	6,948,992
	BP Capital Markets America, Inc.
#	2.112%, 09/16/21		1,000	1,019,078
	BP Capital Markets P.L.C.
	2.500%, 11/06/22		2,000	2,088,401
	1.109%, 02/16/23	EUR	5,000	6,068,849
	1.117%, 01/25/24	EUR	7,650	9,326,747
	BPCE SA
	2.750%, 12/02/21		1,000	1,028,831
	1.125%, 12/14/22	EUR	2,500	3,023,210
	1.125%, 01/18/23	EUR	1,600	1,922,936
	0.625%, 09/26/23	EUR	10,000	12,019,125
Ω	2.375%, 01/14/25		14,627	15,321,533
	Bristol-Myers Squibb Co.
	3.550%, 08/15/22		9,995	10,600,562
	British Telecommunications P.L.C.
	0.625%, 03/10/21	EUR	4,647	5,494,694
	0.500%, 06/23/22	EUR	1,600	1,900,474
	1.125%, 03/10/23	EUR	10,326	12,477,094
	0.875%, 09/26/23	EUR	15,480	18,607,101
			Face Amount^	Value†
			(000)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
#	3.000%, 01/15/22		9,465	$9,728,514
	Broadcom, Inc.
Ω	4.700%, 04/15/25		31,760	36,316,395
	Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,517,034
	Bunge Ltd Finance Corp.
	4.350%, 03/15/24		27,460	30,160,310
	Bunge, Ltd. Finance Corp.
	3.500%, 11/24/20		2,800	2,819,607
	3.000%, 09/25/22		600	623,875
	Caisse d'Amortissement de la Dette Sociale
	0.125%, 11/25/22	EUR	20,000	23,859,343
	Caisse des Depots et Consignations, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.392%, 10/02/20		40,000	40,000,000
	Canada Housing Trust No 1, Floating Rate Note, 3 mo. CDOR + 0.175%, FRN
(r)Ω	0.739%, 03/15/21	CAD	25,000	18,717,571
	Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	5,000	3,818,881
	0.750%, 03/22/23	EUR	24,900	29,972,780
	0.375%, 05/03/24	EUR	2,880	3,387,409
	Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r)	0.566%, 02/02/21		645	645,878
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		3,963	4,125,258
	3.900%, 02/01/25		949	1,035,821
	2.050%, 07/15/25		1,109	1,133,827
	Capital One Financial Corp.
#	3.750%, 04/24/24		1,959	2,143,805
	0.800%, 06/12/24	EUR	5,125	5,978,438
	3.200%, 02/05/25		7,012	7,636,679
	Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	6,459,111
	Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.543%, 03/15/21		15,503	15,520,968
	Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	0.598%, 09/07/21		7,723	7,733,678

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
#(r)	0.776%, 05/17/21		3,935	$3,945,342
	Chevron Corp.
	2.498%, 03/03/22		540	557,020
	Chubb INA Holdings, Inc.
	2.300%, 11/03/20		7,229	7,252,563
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		7,000	7,349,367
	Cigna Corp.
	3.900%, 02/15/22		1,000	1,050,755
	Citigroup, Inc.
	0.750%, 10/26/23	EUR	26,478	31,734,314
	Citigroup, Inc., Floating Rate Note, 3M USD LIBOR + 1.190%, FRN
#(r)	1.441%, 08/02/21		10,105	10,191,852
	Citizens Bank NA
	2.650%, 05/26/22		8,635	8,922,006
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	12,112,837
	CNH Industrial Capital LLC
	4.375%, 04/05/22		200	210,068
	1.950%, 07/02/23		1,000	1,009,309
#	4.200%, 01/15/24		2,570	2,770,430
	Coca-Cola Co. (The)
#	3.150%, 11/15/20		1,020	1,028,307
	Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	4,620	5,892,784
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		11,000	13,353,440
	Comerica, Inc.
	3.700%, 07/31/23		3,000	3,244,982
	Commonwealth Bank of Australia
	2.400%, 11/02/20		10,000	10,050,684
	2.900%, 07/12/21	AUD	5,000	3,658,862
	3.250%, 01/17/22	AUD	5,000	3,720,695
Ω	2.750%, 03/10/22		11,500	11,936,921
	3.250%, 03/31/22	AUD	3,200	2,392,879
	Conagra Brands, Inc.
	3.800%, 10/22/21		2,400	2,495,685
	Constellation Brands, Inc.
	2.700%, 05/09/22		4,935	5,116,727
	3.200%, 02/15/23		5,191	5,523,332
	Cooperatieve Rabobank UA
	2.500%, 01/19/21		8,935	9,027,298
	0.125%, 10/11/21	EUR	2,750	3,254,913
#	2.750%, 01/10/22		4,928	5,098,706
	4.000%, 01/11/22	EUR	2,500	3,124,308
	3.875%, 02/08/22		15,799	16,625,709
	4.750%, 06/06/22	EUR	3,000	3,857,181
	0.500%, 12/06/22	EUR	3,496	4,186,320
			Face Amount^	Value†
			(000)
Cox Communications, Inc.
Ω	3.250%, 12/15/22		770	$815,639
CPPIB Capital, Inc.
#	2.375%, 01/29/21		35,700	36,076,489
Credit Agricole SA
	0.750%, 12/05/23	EUR	2,000	2,420,265
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	10,220	12,281,283
CVS Health Corp.
	2.750%, 12/01/22		2,120	2,219,260
CVS Health Corp., Floating Rate Note, 3M USD LIBOR + 0.720%, FRN
(r)	1.033%, 03/09/21		2,185	2,193,390
Daimler AG
	0.875%, 01/12/21	EUR	1,500	1,774,008
	1.400%, 01/12/24	EUR	1,355	1,644,913
Daimler Finance North America LLC
Ω	2.875%, 03/10/21		318	321,849
Ω	2.850%, 01/06/22		3,000	3,079,382
#Ω	2.700%, 06/14/24		3,000	3,164,403
Ω	3.300%, 05/19/25		200	217,524
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR + 0.670%, FRN
(r)	1.211%, 11/05/21		13,000	12,970,814
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,893	8,139,182
	0.625%, 02/27/23	EUR	8,000	9,522,873
	2.000%, 09/04/23	GBP	2,000	2,670,894
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		11,000	11,391,029
Danone SA
Ω	2.077%, 11/02/21		5,000	5,086,015
Danske Bank A.S.
Ω	2.750%, 09/17/20		15,822	15,865,801
	0.875%, 05/22/23	EUR	3,000	3,556,045
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	1,645	2,001,620
	4.375%, 09/23/21	EUR	175	216,772
Deutsche Bank AG
	3.125%, 01/13/21		1,500	1,511,811
	3.150%, 01/22/21		8,800	8,881,006
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,400	2,858,626
	0.200%, 03/16/21	EUR	6,000	7,092,921
	0.625%, 01/21/22	EUR	750	896,118
	0.250%, 06/02/22	EUR	8,000	9,527,434
	0.750%, 01/25/23	EUR	1,200	1,450,889
Discovery Communications LLC
	3.450%, 03/15/25		1,200	1,319,070

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Dollar General Corp.
	3.250%, 04/15/23		8,009	$8,539,870
	Dollar Tree, Inc.
	3.700%, 05/15/23		3,702	3,985,577
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		5,000	5,023,823
	Dominion Energy Gas Holdings LLC, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r)	0.913%, 06/15/21		18,669	18,749,497
	Dow Chemical Co. (The)
	3.500%, 10/01/24		900	985,409
	DTE Energy Co.
	2.600%, 06/15/22		3,418	3,538,027
	DuPont de Nemours, Inc.
	2.169%, 05/01/23		34,250	34,936,977
	DXC Technology Co.
	4.450%, 09/18/22		1,250	1,307,426
	4.250%, 04/15/24		2,000	2,184,154
#	4.125%, 04/15/25		13,250	14,295,289
	E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,255,924
	Eaton Corp.
	2.750%, 11/02/22		1,285	1,352,161
	eBay, Inc.
#	3.800%, 03/09/22		1,636	1,718,628
	Edison International
#	2.400%, 09/15/22		2,600	2,654,496
#	2.950%, 03/15/23		2,000	2,055,914
	4.950%, 04/15/25		32,300	35,922,449
	Electricite de France SA
	2.750%, 03/10/23	EUR	11,700	14,775,624
	Electronic Arts, Inc.
	3.700%, 03/01/21		11,879	12,085,997
	Enbridge, Inc.
	2.900%, 07/15/22		18,189	18,926,931
	3.190%, 12/05/22	CAD	5,000	3,907,201
	2.500%, 01/15/25		4,000	4,216,278
	Enel Finance International N.V.
Ω	4.250%, 09/14/23		2,000	2,180,533
	Enel Finance International NV
Ω	2.875%, 05/25/22		2,200	2,273,012
	5.000%, 09/14/22	EUR	2,000	2,609,255
	Energy Transfer Operating L.P.
	4.650%, 06/01/21		1,180	1,203,154
	Energy Transfer Operating LP
	3.600%, 02/01/23		1,500	1,542,495
	Eni SpA
	1.750%, 01/18/24	EUR	4,406	5,483,766
	Enterprise Products Operating LLC
	3.350%, 03/15/23		3,960	4,208,140
			Face Amount^	Value†
			(000)
	Equifax, Inc.
#	3.950%, 06/15/23		10,000	$10,828,857
	Equinor ASA
	2.900%, 11/08/20		5,259	5,294,359
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		15,000	16,390,593
	Erste Abwicklungsanstalt
	2.000%, 11/16/20		2,200	2,210,547
	0.000%, 02/25/21	EUR	16,000	18,889,805
	EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.415%, 03/11/22		18,458	18,454,862
	European Investment Bank
	5.000%, 12/01/20	SEK	24,630	2,849,840
	0.500%, 07/19/22	SEK	40,000	4,590,276
	European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	0.410%, 06/29/23	GBP	1,653	2,171,926
	European Stability Mechanism
	0.100%, 07/31/23	EUR	7,000	8,401,629
	Eversource Energy
	2.500%, 03/15/21		5,500	5,561,130
	Exelon Corp.
	2.450%, 04/15/21		447	452,559
	Exelon Generation Co. LLC
#	3.400%, 03/15/22		1,600	1,663,883
	FedEx Corp.
	0.700%, 05/13/22	EUR	4,060	4,827,483
	1.000%, 01/11/23	EUR	21,955	26,307,249
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,000	1,099,200
	Fluor Corp.
	1.750%, 03/21/23	EUR	27,252	23,392,756
	GATX Corp.
	4.750%, 06/15/22		12,125	12,777,606
	GE Capital Funding LLC
Ω	3.450%, 05/15/25		5,003	5,276,844
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		14,874	14,951,654
	General Dynamics Corp., Floating Rate Note, 3M USD LIBOR + 0.38%, FRN
(r)	0.828%, 05/11/21		15,000	15,041,817
	General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,758,067
#	3.375%, 03/11/24		731	794,361
	General Mills, Inc.
	1.000%, 04/27/23	EUR	5,922	7,122,316
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		7,234	7,352,366

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	3.450%, 01/14/22		12,773	$13,110,944
	3.250%, 01/05/23		1,300	1,344,692
	2.750%, 06/20/25		19,100	19,697,117
Gilead Sciences, Inc.
	4.500%, 04/01/21		1,198	1,221,241
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	6,071,179
Glencore Funding LLC
Ω	4.625%, 04/29/24		5,058	5,596,171
Global Payments, Inc.
#	3.800%, 04/01/21		1,531	1,560,325
Goldman Sachs Group, Inc. (The)
	2.750%, 09/15/20		10,000	10,007,390
	5.250%, 07/27/21		400	418,918
	2.500%, 10/18/21	EUR	9,411	11,419,861
	5.750%, 01/24/22		5,000	5,380,077
	3.250%, 02/01/23	EUR	12,360	15,649,974
	3.500%, 01/23/25		10,000	10,994,088
Halliburton Co.
	3.500%, 08/01/23		2,800	2,980,239
Harley-Davidson Financial Services, Inc.
Ω	3.550%, 05/21/21		3,000	3,044,118
Ω	2.550%, 06/09/22		11,012	11,153,551
#Ω	3.350%, 02/15/23		500	515,791
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		10,000	10,031,658
	4.450%, 10/02/23		20,200	22,169,921
	4.650%, 10/01/24		12,668	14,244,879
HSBC Holdings P.L.C.
	4.000%, 03/30/22		2,450	2,589,463
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r)	2.019%, 05/25/21		34,826	35,231,098
Iberdrola International BV
	1.750%, 09/17/23	EUR	3,000	3,726,765
IBM Credit LLC, Floating Rate Note, 3M USD LIBOR + 0.160%, FRN
(r)	0.701%, 02/05/21		14,000	14,010,359
IBM Credit LLC, Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	0.532%, 01/20/21		26,000	26,027,741
IBM Credit LLC, Floating Rate Note, 3M USD LIBOR + 0.47%, FRN
(r)	0.832%, 11/30/20		6,536	6,544,722
ING Bank NV
Ω	2.750%, 03/22/21		6,000	6,093,074
			Face Amount^	Value†
			(000)
	ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r)	0.141%, 11/26/21	EUR	15,400	$18,222,435
	ING Groep NV
	1.000%, 09/20/23	EUR	4,200	5,083,723
	Integrys Holding, Inc.
	4.170%, 11/01/20		1,000	1,008,419
	Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r)	0.225%, 10/25/21		15,000	14,985,300
	Inter-American Development Bank, Floating Rate Note, FRN
(r)	0.183%, 10/09/20		20,573	20,570,943
	International Bank for Reconstruction & Development, Floating Rate Note, 1M USD LIBOR + 0.270%, FRN
(r)	0.333%, 05/15/24	GBP	4,182	5,468,074
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	3,938	4,662,066
	1.250%, 05/26/23	EUR	4,000	4,886,865
	Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,556,695
Ω	3.125%, 07/14/22		1,025	1,052,134
	Ireland Government Bond
	3.400%, 03/18/24	EUR	15,000	20,214,199
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	1,050,549
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,122,302
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	15,011	18,134,882
	JPMorgan Chase & Co.
	3.875%, 09/23/20	EUR	5,150	6,099,933
	2.550%, 10/29/20		11,000	11,039,025
	2.625%, 04/23/21	EUR	3,000	3,606,812
	4.350%, 08/15/21		4,994	5,199,429
	0.625%, 01/25/24	EUR	14,800	17,708,250
	Kellogg Co.
	0.800%, 11/17/22	EUR	8,770	10,485,793
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21		5,000	5,136,849
	2.700%, 11/15/22		2,000	2,080,653
	KeyCorp
	2.900%, 09/15/20		7,259	7,279,851
	5.100%, 03/24/21		8,008	8,251,494
	Kinross Gold Corp.
	5.950%, 03/15/24		3,715	4,221,882

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.315%, 04/15/21		3,000	$2,999,089
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	0.448%, 09/08/21		10,000	10,007,100
	Kommunekredit
	0.000%, 09/08/22	EUR	1,750	2,078,400
	Kommuninvest I Sverige AB
	2.500%, 12/01/20	SEK	20,000	2,296,846
	0.250%, 06/01/22	SEK	839,890	95,894,364
	0.750%, 02/22/23	SEK	97,500	11,291,139
	1.000%, 11/13/23	SEK	312,190	36,602,168
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	40,000	4,544,218
	Kroger Co. (The)
	2.950%, 11/01/21		786	808,847
	3.400%, 04/15/22		10,000	10,403,967
	Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.436%, 02/17/21		29,000	29,003,248
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.426%, 09/27/21		1,000	1,000,730
	Lazard Group LLC
	3.750%, 02/13/25		2,000	2,151,211
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		13,100	13,573,316
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,500	2,590,608
Ω	4.950%, 05/01/22		1,200	1,283,436
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		10,250	10,506,263
	3.000%, 01/11/22		27,304	28,259,914
	Lockheed Martin Corp.
	2.500%, 11/23/20		1,790	1,798,803
	LyondellBasell Industries NV
	5.750%, 04/15/24		6,000	6,977,175
	Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		1,780	1,845,366
	Marathon Petroleum Corp.
	4.500%, 05/01/23		24,288	26,316,310
	4.700%, 05/01/25		9,096	10,348,040
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		4,650	4,800,999
	3.500%, 06/03/24		2,165	2,378,579
			Face Amount^	Value†
			(000)
Mastercard, Inc.
	1.100%, 12/01/22	EUR	15,162	$18,307,233
McDonald's Corp.
	1.000%, 11/15/23	EUR	12,500	15,234,112
	0.625%, 01/29/24	EUR	5,000	5,995,881
Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	9,878	11,641,033
	0.000%, 12/02/22	EUR	3,438	4,051,382
Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,131,780
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,002	1,016,652
	2.190%, 09/13/21		1,300	1,325,378
	2.998%, 02/22/22		2,500	2,595,781
	0.680%, 01/26/23	EUR	15,142	18,094,018
	0.980%, 10/09/23	EUR	5,004	6,056,433
	2.193%, 02/25/25		3,000	3,153,426
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r)	0.894%, 07/26/21		6,254	6,280,367
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.060%, FRN
(r)	1.373%, 09/13/21		9,092	9,173,517
Mizuho Bank, Ltd.
#Ω	2.700%, 10/20/20		13,642	13,705,615
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		5,000	5,078,734
	2.953%, 02/28/22		600	623,169
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.453%, 09/13/21		22,001	22,212,062
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,317,850
Molson Coors Brewing Co.
#	2.100%, 07/15/21		3,000	3,038,187
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		13,012	13,237,556
Mondelez International, Inc.
	2.375%, 01/26/21	EUR	700	833,430
Morgan Stanley
	5.375%, 08/10/20	EUR	1,700	2,004,338
	2.375%, 03/31/21	EUR	7,000	8,384,363
	3.125%, 08/05/21	CAD	5,000	3,817,313
	1.000%, 12/02/22	EUR	600	721,295
	1.875%, 03/30/23	EUR	5,000	6,148,126
	1.750%, 03/11/24	EUR	18,985	23,531,977

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Morgan Stanley, Floating Rate Note, 3M USD LIBOR + 1.4%, FRN
(r)	1.671%, 04/21/21		15,237	$15,361,375
MPLX L.P.
	4.500%, 07/15/23		275	297,106
#	4.875%, 12/01/24		6,290	7,078,657
Mylan NV
	3.750%, 12/15/20		781	787,715
	3.150%, 06/15/21		1,500	1,530,807
Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,413,541
#	4.200%, 11/29/23		663	729,023
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,376,048
	1.875%, 07/12/21		2,500	2,538,579
	2.800%, 01/10/22		17,631	18,248,720
	2.500%, 05/22/22		35,800	37,165,729
	0.350%, 09/07/22	EUR	7,800	9,288,532
National Bank of Canada
	2.100%, 02/01/23		1,120	1,162,171
National Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.400%, FRN
(r)Ω	0.706%, 03/21/21		14,390	14,403,834
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	30,509,070
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r)	0.683%, 06/30/21		2,500	2,507,808
Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	6,195,337
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	211,286
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.458%, 11/10/20		37,123	37,124,386
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.383%, 12/15/21		125,000	125,063,752
Nestle Holdings, Inc.
	1.875%, 03/09/21		8,000	8,058,048
Newmont Corp.
	3.625%, 06/09/21		4,927	5,029,519
			Face Amount^	Value†
			(000)
Nissan Motor Acceptance Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.696%, 09/28/20		4,000	$3,990,940
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,797,253
	1.851%, 07/16/25		11,000	11,171,105
Nordea Bank AB
	1.000%, 02/22/23	EUR	3,000	3,638,626
Norfolk Southern Corp.
	3.000%, 04/01/22		1,352	1,402,835
Northrop Grumman Corp.
	2.550%, 10/15/22		4,000	4,175,484
NRW Bank
	0.125%, 01/18/21	EUR	14,500	17,121,448
	0.125%, 07/07/23	EUR	4,000	4,789,642
NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.488%, 02/08/21		22,200	22,198,002
NRW Bank, Floating Rate Note, FRN
(r)	0.369%, 12/17/21		10,000	10,000,100
Nutrien, Ltd.
	3.625%, 03/15/24		4,350	4,758,901
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	1,500	1,781,510
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		3,795	4,001,876
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	386,842
Oracle Corp.
	1.900%, 09/15/21		51,207	52,064,952
	2.500%, 05/15/22		1,329	1,374,881
#	3.400%, 07/08/24		5,000	5,510,061
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,522,102
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,480,385
Ω	4.250%, 01/17/23		9,025	9,720,309
Ω	4.125%, 08/01/23		2,707	2,929,914
Pernod Ricard SA
Ω	5.750%, 04/07/21		320	331,516
Ω	4.450%, 01/15/22		18,077	19,066,194
Perrigo Finance Unlimited Co.
#	3.900%, 12/15/24		2,000	2,164,949
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	17,422,471
Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	5,000	6,517,542

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Phillips 66 Partners L.P.
#	2.450%, 12/15/24		3,600	$3,730,650
	3.605%, 02/15/25		2,000	2,145,966
	PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,192,566
	Praxair, Inc.
	1.200%, 02/12/24	EUR	1,580	1,947,929
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	665,841
	Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,006,636
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.634%, 08/21/23	CAD	15,000	11,247,116
	Prudential Financial, Inc.
	4.500%, 11/15/20		3,801	3,846,175
#	3.500%, 05/15/24		12,500	13,932,687
	Quebec, Province of Canada, Floating Rate Note, 3 mo. CDOR + 0.405%, FRN
(r)	0.959%, 10/13/24	CAD	5,000	3,803,576
	Quebec, Province of Canada, Floating Rate Note, 3 mo. CDOR + 0.545%, FRN
(r)	1.097%, 10/19/23	CAD	15,000	11,429,318
	Republic of Italy Government International Bond
#	6.875%, 09/27/23		14,450	16,773,637
	2.375%, 10/17/24		11,923	12,161,833
	Republic Services, Inc.
#	3.550%, 06/01/22		2,000	2,099,080
	Reynolds American Inc.
	4.000%, 06/12/22		2,283	2,419,459
	4.450%, 06/12/25		8,000	9,099,121
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	958	1,011,864
	Ross Stores, Inc.
#	4.600%, 04/15/25		7,200	8,284,014
	Royal Bank of Canada
	1.968%, 03/02/22	CAD	10,000	7,629,027
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
#(r)	0.485%, 10/26/20		31,500	31,516,852
	Royal Bank of Canada, Floating Rate Note, US0003M + 0.350%, FRN
(r)	0.627%, 07/08/21		3,050	3,056,230
	Ryder System, Inc.
	2.875%, 06/01/22		2,367	2,459,541
	2.500%, 09/01/22		15,225	15,745,395
	3.400%, 03/01/23		18,180	19,252,991
	3.875%, 12/01/23		290	316,968
#	2.500%, 09/01/24		6,000	6,315,813
			Face Amount^	Value†
			(000)
Sanofi
	0.000%, 03/21/22	EUR	1,500	$1,772,944
	0.500%, 03/21/23	EUR	8,000	9,589,159
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	19,432,489
Santander UK Group Holdings P.L.C.
	3.125%, 01/08/21		15,000	15,173,182
	2.875%, 08/05/21		1,000	1,023,622
Sempra Energy
	2.850%, 11/15/20		5,400	5,419,162
Sempra Energy, Floating Rate Note, 3M USD LIBOR + 0.450%, FRN
(r)	0.763%, 03/15/21		700	701,247
Shell International Finance BV
	2.250%, 11/10/20		12,956	13,022,221
	1.625%, 03/24/21	EUR	2,500	2,979,838
	1.875%, 05/10/21		17,301	17,519,183
	1.750%, 09/12/21		4,897	4,974,953
	1.000%, 04/06/22	EUR	1,000	1,201,286
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		341	352,823
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		3,020	3,063,737
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,648,662
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	15,893,535
Societe Generale SA
Ω	2.625%, 09/16/20		17,000	17,046,559
Ω	2.500%, 04/08/21		4,200	4,261,790
#Ω	3.250%, 01/12/22		2,000	2,062,237
	0.500%, 01/13/23	EUR	5,000	5,890,201
Ω	4.250%, 09/14/23		500	544,048
#Ω	2.625%, 10/16/24		2,000	2,081,783
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	20,694,631
Southwest Airlines Co.
	2.650%, 11/05/20		3,500	3,508,026
Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	22,919,157
Ω	4.800%, 01/31/24	EUR	3,500	4,864,441
Standard Chartered P.L.C
	1.625%, 06/13/21	EUR	2,400	2,867,305
Starbucks Corp.
	2.100%, 02/04/21		1,770	1,782,671
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	9,000	10,792,214

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	0.440%, 10/15/24	GBP	4,000	$5,231,654
	Stryker Corp.
#	2.625%, 03/15/21		6,121	6,193,089
	1.125%, 11/30/23	EUR	7,278	8,849,179
	Sumitomo Mitsui Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.370%, FRN
#(r)	0.641%, 10/16/20		5,000	5,003,389
	Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		4,000	4,061,864
	2.058%, 07/14/21		5,000	5,078,483
	2.784%, 07/12/22		1,150	1,199,024
	0.819%, 07/23/23	EUR	8,946	10,769,950
	Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.412%, 10/19/21		705	713,318
	Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.680%, FRN
(r)	1.993%, 03/09/21		11,647	11,751,535
	Sunoco Logistics Partners Operations L.P.
#	3.450%, 01/15/23		9,260	9,518,308
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.363%, 12/14/20		22,250	22,253,900
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.433%, 12/13/21		29,000	29,012,457
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	13,000	15,413,303
	2.625%, 08/23/22	EUR	3,000	3,735,854
	Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r)	0.830%, 05/24/21		6,625	6,646,346
	Swedbank AB
	0.300%, 09/06/22	EUR	12,020	14,247,262
	0.250%, 11/07/22	EUR	1,200	1,422,223
	0.400%, 08/29/23	EUR	250	297,862
		Face Amount^	Value†
		(000)
Sysco Corp.
2.600%, 10/01/20		16,190	$16,214,891
3.550%, 03/15/25		16,102	17,614,509
5.650%, 04/01/25		10,000	11,845,329
Takeda Pharmaceutical Co., Ltd.
0.375%, 11/21/20	EUR	25,680	30,228,598
1.125%, 11/21/22	EUR	1,200	1,444,350
1.125%, 11/21/22	EUR	1,150	1,384,169
Telefoica Emisiones Sau Co.
0.318%, 10/17/20	EUR	11,800	13,908,964
Telefonica Emisiones SA
3.961%, 03/26/21	EUR	1,100	1,329,241
3.987%, 01/23/23	EUR	7,800	10,110,841
1.069%, 02/05/24	EUR	1,300	1,583,937
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	3,180	3,767,722
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	3,000	3,552,617
1.994%, 03/23/22	CAD	15,000	11,449,252
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r) 0.559%, 09/17/20		26,314	26,324,405
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r) 0.745%, 06/11/21		15,246	15,297,255
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 1.000%, FRN
(r) 1.276%, 04/07/21		6,116	6,155,538
Total Capital International SA
2.750%, 06/19/21		2,000	2,042,703
2.875%, 02/17/22		1,416	1,470,356
0.250%, 07/12/23	EUR	500	595,367
Total Capital SA
4.125%, 01/28/21		10,000	10,186,376
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	10,000	7,618,799
2.350%, 07/18/22	CAD	10,000	7,690,395
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	500	589,426
Toyota Motor Credit Corp.
1.900%, 04/08/21		32,876	33,248,789
2.600%, 01/11/22		5,277	5,447,342
0.750%, 07/21/22	EUR	6,700	8,023,439
2.375%, 02/01/23	EUR	2,000	2,499,957
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r) 0.418%, 10/09/20		500	500,031

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 0.817%, 01/08/21		1,300	$1,302,015
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	3,000	3,552,659
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		300	310,732
Truist Financial Corp.
2.900%, 03/03/21		7,565	7,664,534
2.050%, 05/10/21		1,292	1,307,909
Tyson Foods, Inc.
4.500%, 06/15/22		750	798,062
UBS Group AG
1.750%, 11/16/22	EUR	9,052	11,076,161
2.125%, 03/04/24	EUR	5,000	6,291,606
UBS Group AG, Floating Rate Note, 3M USD LIBOR + 1.780%, FRN
(r) 2.048%, 04/14/21		3,900	3,944,528
UNEDIC ASSEO
0.000%, 11/25/20	EUR	1,600	1,886,768
0.875%, 10/25/22	EUR	27,300	33,029,536
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	2,000	2,387,517
3.900%, 04/01/25		10,947	12,498,631
UnitedHealth Group, Inc.
4.700%, 02/15/21		925	936,546
2.375%, 10/15/22		6,225	6,519,683
Unum Group
4.500%, 03/15/25		1,000	1,103,728
Ventas Realty L.P.
# 2.650%, 01/15/25		2,000	2,060,738
Ventas Realty LP
# 3.100%, 01/15/23		3,200	3,305,686
# 3.500%, 04/15/24		1,000	1,055,114
Verizon Communications, Inc.
1.625%, 03/01/24	EUR	5,000	6,247,438
3.376%, 02/15/25		5,000	5,613,263
VF Corp.
2.050%, 04/23/22		6,900	7,080,849
ViacomCBS, Inc.
# 4.750%, 05/15/25		21,500	24,749,940
VMware, Inc.
2.950%, 08/21/22		2,000	2,087,415
Vodafone Group P.L.C.
1.750%, 08/25/23	EUR	5,600	6,946,785
0.500%, 01/30/24	EUR	2,304	2,752,836
Volkswagen Bank GMBH
1.250%, 06/10/24	EUR	6,900	8,274,697
Volkswagen Financial Services AG
0.875%, 04/12/23	EUR	5,000	5,941,235
1.375%, 10/16/23	EUR	12,000	14,466,318
			Face Amount^	Value†
			(000)
	Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,850	$4,009,313
Ω	2.850%, 09/26/24		1,000	1,070,231
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	5,004,891
	Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	3,024,377
	1.375%, 01/20/25	EUR	3,000	3,611,455
	Walgreen Co.
	3.100%, 09/15/22		4,127	4,337,698
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		4,000	4,130,040
	Walt Disney Co. (The)
	5.650%, 08/15/20		4,210	4,216,787
	Wells Fargo & Co.
	2.250%, 09/03/20	EUR	10,552	12,454,098
	2.550%, 12/07/20		6,690	6,741,349
	1.500%, 09/12/22	EUR	2,700	3,263,382
	2.250%, 05/02/23	EUR	5,700	7,068,947
	3.000%, 02/19/25		2,800	3,044,964
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r)	1.269%, 07/26/21		3,400	3,427,889
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.340%, FRN
(r)	1.670%, 03/04/21		15,234	15,342,886
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	20,319,466
	Westpac Banking Corp.
	2.600%, 11/23/20		29,052	29,261,217
	2.800%, 01/11/22		15,512	16,056,345
	2.500%, 06/28/22		3,140	3,269,367
	Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,623,626
	Williams Cos, Inc. (The)
	4.300%, 03/04/24		5,100	5,580,797
	3.900%, 01/15/25		1,442	1,580,299
	Williams Partners LP
	3.350%, 08/15/22		4,600	4,787,062
	Xcel Energy, Inc.
#	2.400%, 03/15/21		4,070	4,113,139
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		6,600	7,297,541
	Zoetis, Inc.
	3.450%, 11/13/20		12,400	12,474,632
	3.250%, 02/01/23		3,015	3,200,507
	TOTAL BONDS			4,937,082,177

DFA Short-Term Extended Quality Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (8.7%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.219%, 04/30/22	25,000	$25,027,618
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.139%, FRN
(r) 0.244%, 04/30/21	105,300	105,390,942
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.220%, FRN
(r) 0.325%, 07/31/21	404,200	404,961,537
TOTAL U.S. TREASURY OBLIGATIONS		535,380,097
TOTAL INVESTMENT SECURITIES (Cost $5,370,592,025)		5,472,462,274

COMMERCIAL PAPER — (10.5%)
Bank of Nova Scotia (The)
Ω	1.793%, 08/17/20	33,000	32,998,239
Ω	1.780%, 10/08/20	20,000	19,993,292
BASF Aktiengesellschaft
Ω	1.680%, 08/06/20	40,000	39,999,073
BASF Coatings AG
Ω	1.681%, 09/01/20	12,000	11,996,757
Ω	1.650%, 09/01/20	4,000	3,998,919
Bayer Corp.
Ω	2.450%, 09/01/20	17,900	17,896,579
Ω	0.800%, 08/17/20	5,200	5,199,590
BNG Bank NV
Ω	1.710%, 08/21/20	40,000	39,997,667
BP Capital Markets P.L.C.
Ω	1.500%, 10/09/20	30,000	29,986,175
Ω	1.370%, 10/15/20	8,000	7,995,727
Ω	1.070%, 12/01/20	4,200	4,196,542
Caisse des Depots et Consignations
Ω	0.274%, 11/06/20	25,000	24,992,310
Ω	0.345%, 01/19/21	50,000	49,960,105
Ω	0.370%, 02/09/21	50,000	49,948,265
		FaceAmount^	Value†
		(000)
Erste Abwicklungsanstalt
Ω	0.254%, 11/04/20	25,000	$24,988,067
Exxon Mobil Corp.
	0.300%, 11/23/20	10,000	9,994,474
Glencore Funding LLC
Ω	1.560%, 08/06/20	41,000	40,997,335
Harley-Davidson Financial Services, Inc.
Ω	1.050%, 08/04/20	7,500	7,499,842
Ω	1.750%, 08/20/20	14,500	14,498,469
Ω	0.815%, 01/04/21	8,000	7,955,970
Honeywell International, Inc.
Ω	0.850%, 08/06/20	10,415	10,414,878
Natwest Markets P.L.C.
Ω	1.150%, 01/07/21	12,500	12,475,389
Ω	1.080%, 01/08/21	15,000	14,969,880
Ω	1.021%, 01/15/21	10,000	9,977,320
Shell International Finance BV
Ω	0.499%, 05/25/21	50,000	49,797,195
Telstra Corp., Ltd.
Ω	1.100%, 09/28/20	10,000	9,994,280
Total Capital Canada, Ltd.
Ω	0.270%, 01/05/21	50,000	49,945,578
Walgreens Boots Alliance, Inc.
Ω	0.850%, 08/12/20	4,000	3,999,772
Ω	1.430%, 11/09/20	31,500	31,451,924
Walt Disney Co. (The)
Ω	1.800%, 08/19/20	1,000	999,932
Ω	1.050%, 09/08/20	3,000	2,999,363
Ω	0.700%, 03/26/21	3,500	3,490,374
TOTAL COMMERCIAL PAPER (Cost $645,005,995)			645,609,282

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	2,553,989	29,552,201
TOTAL INVESTMENTS — (100.0%)
(Cost $6,045,147,767)^^			$6,147,623,757

As of July 31, 2020, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	33,220,427	USD	43,248,677	State Street Bank and Trust	08/03/20	$236,858
EUR	8,087,342	USD	9,140,270	Citibank, N.A.	08/17/20	388,807

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	5,450,798	USD	6,199,040	Mellon Bank	08/17/20	$223,475
EUR	2,163,149	USD	2,519,679	Citibank, N.A.	08/25/20	29,529
Total Appreciation						$878,669
USD	41,154,096	GBP	33,220,427	UBS AG	08/03/20	$(2,331,439)
USD	136,491,160	EUR	120,732,278	Citibank, N.A.	08/05/20	(5,728,437)
EUR	265,610	USD	313,036	Citibank, N.A.	08/05/20	(154)
USD	129,373,538	EUR	115,462,191	Bank of America Corp.	08/06/20	(6,640,833)
USD	47,527,648	AUD	69,074,357	UBS AG	08/07/20	(1,822,924)
USD	65,653,291	CAD	89,258,006	Citibank, N.A.	08/10/20	(985,792)
USD	44,716,454	CAD	60,701,719	Mellon Bank	08/10/20	(602,807)
USD	85,450,161	EUR	75,297,505	State Street Bank and Trust	08/17/20	(3,270,675)
USD	135,770,827	EUR	120,110,677	Mellon Bank	08/18/20	(5,755,053)
USD	70,639,126	SEK	644,833,502	UBS AG	08/18/20	(2,812,126)
USD	26,157,213	SEK	239,456,869	State Street Bank and Trust	08/19/20	(1,118,978)
USD	136,479,019	EUR	119,908,693	State Street Bank and Trust	08/20/20	(4,814,859)
USD	120,692,449	EUR	105,415,636	JP Morgan	08/21/20	(3,526,235)
USD	129,577,665	EUR	113,554,799	State Street Bank and Trust	08/24/20	(4,240,485)
USD	138,694,730	EUR	121,050,421	Mellon Bank	08/25/20	(3,959,629)
USD	135,494,173	EUR	116,977,288	JP Morgan	08/26/20	(2,363,044)
USD	133,136,110	EUR	116,244,890	State Street Bank and Trust	08/27/20	(3,860,886)
USD	138,058,504	EUR	119,215,988	State Street Bank and Trust	08/28/20	(2,442,972)
USD	66,859,470	SEK	591,198,675	State Street Bank and Trust	09/04/20	(495,100)
USD	43,266,635	GBP	33,228,072	State Street Bank and Trust	09/08/20	(237,161)
Total (Depreciation)						$(57,009,589)
Total Appreciation (Depreciation)						$(56,130,920)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$4,937,082,177	—	$4,937,082,177
U.S. Treasury Obligations	—	535,380,097	—	535,380,097
Commercial Paper	—	645,609,282	—	645,609,282
Securities Lending Collateral	—	29,552,201	—	29,552,201
Forward Currency Contracts**	—	(56,130,920)	—	(56,130,920)
TOTAL	—	$6,091,492,837	—	$6,091,492,837
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (6.1%)
	Federal Home Loan Bank
	3.000%, 03/10/28	1,955	$2,286,235
	3.250%, 06/09/28	570	677,589
#	3.250%, 11/16/28	10,100	12,118,847
	2.125%, 09/14/29	5,000	5,555,534
	2.125%, 12/14/29	5,000	5,570,956
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	5,000	7,591,953
	6.750%, 03/15/31	6,000	9,492,146
	6.250%, 07/15/32	16,000	25,345,380
	Federal National Mortgage Association
	6.250%, 05/15/29	12,275	17,859,737
	7.125%, 01/15/30	3,000	4,693,757
	7.250%, 05/15/30	11,000	17,488,054
	6.625%, 11/15/30	10,000	15,547,522
	Tennessee Valley Authority
	7.125%, 05/01/30	2,000	3,107,224
	TOTAL AGENCY OBLIGATIONS		127,334,934
BONDS — (86.2%)
	3M Co.
	2.875%, 10/15/27	14,000	15,932,410
	3.375%, 03/01/29	5,000	5,876,416
	2.375%, 08/26/29	11,000	12,146,442
	AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,837,072
	Activision Blizzard, Inc.
	3.400%, 06/15/27	600	678,910
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	5,534,238
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,531,562
	Ahold Finance USA LLC
#	6.875%, 05/01/29	388	546,983
	Airbus SE
Ω	3.150%, 04/10/27	1,000	1,058,791
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,307,313
	Allstate Corp. (The)
	5.350%, 06/01/33	1,900	2,655,189
	Altria Group, Inc.
	4.800%, 02/14/29	4,000	4,820,289
	3.400%, 05/06/30	2,500	2,791,410
	Ameren Corp.
	3.650%, 02/15/26	1,890	2,144,999
		Face Amount	Value†
		(000)

	American Express Credit Corp.
	3.300%, 05/03/27	8,500	$9,835,382
	American Honda Finance Corp.
	2.300%, 09/09/26	1,500	1,613,773
	American International Group, Inc.
#	3.900%, 04/01/26	5,000	5,746,412
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26	1,000	1,107,732
	AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	9,165,106
	2.800%, 05/15/30	4,800	5,214,007
	Amgen, Inc.
	2.600%, 08/19/26	5,176	5,681,588
	2.300%, 02/25/31	6,100	6,505,834
	Amphenol Corp.
	2.800%, 02/15/30	6,000	6,608,881
	Analog Devices, Inc.
	3.900%, 12/15/25	4,502	5,184,831
	Anheuser-Busch InBev Worldwide, Inc.
#	4.000%, 04/13/28	3,000	3,511,387
#	4.900%, 01/23/31	8,000	10,253,844
	Anthem, Inc.
	3.650%, 12/01/27	555	639,707
	4.101%, 03/01/28	5,000	5,967,285
#	2.250%, 05/15/30	3,100	3,281,150
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	11,000	12,498,252
	Aon Corp.
	3.750%, 05/02/29	10,800	12,665,550
	2.800%, 05/15/30	500	550,978
	AP Moller - Maersk A.S.
Ω	3.875%, 09/28/25	1,914	2,072,900
	Apple, Inc.
	3.200%, 05/11/27	8,405	9,628,056
	2.900%, 09/12/27	551	622,889
	3.000%, 11/13/27	11,000	12,555,901
#	2.200%, 09/11/29	5,000	5,457,382
	Applied Materials, Inc.
	3.300%, 04/01/27	1,111	1,286,659
	Archer-Daniels-Midland Co.
	2.500%, 08/11/26	3,963	4,341,520
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,814,521
	AstraZeneca P.L.C.
#	4.000%, 01/17/29	3,000	3,675,476
	AT&T, Inc.
	3.800%, 02/15/27	2,000	2,286,127
	2.750%, 06/01/31	7,542	8,073,117

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Autodesk, Inc.
	3.500%, 06/15/27	5,375	$6,151,864
Avnet, Inc.
#	4.625%, 04/15/26	5,850	6,544,888
AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	5,192,833
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	12,127,133
#	3.138%, 11/07/29	2,000	2,169,571
Banco Santander SA
	3.800%, 02/23/28	5,800	6,461,676
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28	2,918	3,298,995
Barclays P.L.C.
	4.375%, 01/12/26	2,700	3,076,542
BAT Capital Corp.
	4.906%, 04/02/30	6,000	7,242,647
BAT International Finance P.L.C.
#	3.950%, 06/15/25	1,500	1,681,784
Baxter International, Inc.
	2.600%, 08/15/26	2,783	3,084,764
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	3,984	4,777,026
Ω	4.375%, 12/15/28	7,000	8,285,810
Bemis Co., Inc.
#	2.630%, 06/19/30	375	398,071
Best Buy Co., Inc.
#	4.450%, 10/01/28	5,000	5,909,167
Biogen, Inc.
	2.250%, 05/01/30	11,000	11,519,318
Black Hills Corp.
	4.350%, 05/01/33	8,837	10,536,548
BlackRock, Inc.
	3.200%, 03/15/27	10,045	11,506,799
	3.250%, 04/30/29	1,365	1,611,062
BMW US Capital LLC
Ω	2.800%, 04/11/26	5,500	5,953,197
#Ω	3.300%, 04/06/27	4,000	4,425,914
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	9,609,489
Boeing Co. (The)
	6.125%, 02/15/33	3,335	3,939,011
	3.600%, 05/01/34	3,000	2,898,835
	3.250%, 02/01/35	700	653,749
Booking Holdings, Inc.
	4.625%, 04/13/30	2,400	2,922,972
BP Capital Markets America, Inc.
#	3.017%, 01/16/27	7,600	8,414,633
Broadcom, Inc.
Ω	4.300%, 11/15/32	5,000	5,735,898
		Face Amount	Value†
		(000)

	Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	$2,346,060
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,577,014
	CA, Inc.
	4.700%, 03/15/27	7,900	8,824,985
	Camden Property Trust
#	2.800%, 05/15/30	2,000	2,222,865
	Campbell Soup Co.
	4.150%, 03/15/28	905	1,063,604
	Canadian Natural Resources, Ltd.
	2.950%, 07/15/30	5,980	6,134,912
	Canadian Pacific Railway Co.
	3.700%, 02/01/26	1,000	1,127,757
	Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,247,824
	Cardinal Health, Inc.
	3.410%, 06/15/27	10,000	11,373,859
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,674,829
	Carrier Global Corp.
Ω	2.700%, 02/15/31	2,500	2,636,118
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,466,701
	CenterPoint Energy, Inc.
#	2.950%, 03/01/30	2,000	2,207,024
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	6,403,435
	Chevron Corp.
	2.236%, 05/11/30	10,000	10,811,209
	Cigna Corp.
	3.400%, 03/01/27	3,500	3,959,164
	4.375%, 10/15/28	5,000	6,037,406
#	2.400%, 03/15/30	2,000	2,128,391
	Cincinnati Financial Corp.
	6.920%, 05/15/28	900	1,208,823
	Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,200,572
	CME Group, Inc.
	3.750%, 06/15/28	813	984,060
	CNA Financial Corp.
	4.500%, 03/01/26	6,830	8,005,236
	CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	3,138,623
	Coca-Cola Co. (The)
	2.900%, 05/25/27	8,000	8,886,607
	Comcast Corp.
	4.250%, 10/15/30	1,000	1,254,048
	4.250%, 01/15/33	4,000	5,088,527
	7.050%, 03/15/33	5,337	8,400,819
	Commonwealth Bank of Australia
Ω	2.850%, 05/18/26	5,373	5,942,689
	ConocoPhillips
#	5.900%, 10/15/32	8,000	11,161,553

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Credit Agricole SA
	3.875%, 04/15/24	78	$86,569
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,581,678
	CSX Corp.
	2.400%, 02/15/30	2,000	2,160,591
	CVS Health Corp.
	3.250%, 08/15/29	7,000	7,883,382
	Daimler Finance North America LLC
#	8.500%, 01/18/31	9,188	14,199,366
	Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	6,881,460
	Deere & Co.
	5.375%, 10/16/29	650	869,750
	DENTSPLY SIRONA, Inc.
	3.250%, 06/01/30	3,833	4,193,014
	Diageo Capital P.L.C.
	2.375%, 10/24/29	7,400	8,105,933
	2.125%, 04/29/32	4,600	4,924,162
	Discovery Communications LLC
#	3.625%, 05/15/30	9,000	9,984,543
	Dollar Tree, Inc.
#	4.200%, 05/15/28	5,234	6,227,381
	Dow Chemical Co. (The)
#	7.375%, 11/01/29	1,000	1,469,856
	DTE Energy Co.
	6.375%, 04/15/33	10,407	14,480,963
	DXC Technology Co.
	4.750%, 04/15/27	8,000	8,976,285
	E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,941,843
	Eaton Corp.
	4.000%, 11/02/32	12,600	15,453,695
	eBay, Inc.
	3.600%, 06/05/27	2,000	2,278,156
	Ecolab, Inc.
#	2.700%, 11/01/26	2,000	2,255,220
	Electricite de France SA
	3.625%, 10/13/25	5,797	6,549,691
#	3.625%, 10/13/25	2,000	2,259,683
	Electronic Arts, Inc.
	4.800%, 03/01/26	1,100	1,322,534
	Enbridge, Inc.
	3.700%, 07/15/27	3,000	3,344,013
	Enel Finance International NV
Ω	3.500%, 04/06/28	4,500	4,995,550
Ω	4.875%, 06/14/29	7,000	8,601,735
	Enterprise Products Operating LLC
	3.700%, 02/15/26	5,800	6,598,074
	6.875%, 03/01/33	2,035	2,740,851
	6.650%, 10/15/34	1,500	2,036,427
	EOG Resources, Inc.
	4.375%, 04/15/30	5,000	6,085,347
		Face Amount	Value†
		(000)

	Equinor ASA
	2.375%, 05/22/30	2,000	$2,148,562
	Estee Lauder Cos., Inc. (The)
#	2.600%, 04/15/30	2,400	2,673,836
	Exelon Corp.
	3.400%, 04/15/26	5,400	6,114,417
	Expedia Group, Inc.
	3.250%, 02/15/30	1,500	1,417,550
	Exxon Mobil Corp.
	2.440%, 08/16/29	7,000	7,669,202
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28	400	443,563
	FedEx Corp.
#	3.100%, 08/05/29	1,500	1,669,035
	4.900%, 01/15/34	7,988	10,431,337
	3.900%, 02/01/35	2,000	2,274,817
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	3,900	4,237,894
	Fifth Third Bancorp
#	3.950%, 03/14/28	2,943	3,503,591
	FirstEnergy Corp.
	7.375%, 11/15/31	2,000	2,872,843
	Flex, Ltd.
	4.875%, 06/15/29	2,000	2,306,169
	FMR LLC
Ω	4.950%, 02/01/33	9,555	13,198,213
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,700	5,255,311
	GATX Corp.
	3.250%, 09/15/26	2,200	2,354,563
	General Dynamics Corp.
	2.125%, 08/15/26	4,225	4,574,429
	General Electric Co.
	6.750%, 03/15/32	9,273	11,681,737
	General Mills, Inc.
	4.200%, 04/17/28	3,000	3,613,142
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	3,270	3,699,511
	4.350%, 01/17/27	959	1,038,232
	Georgia Power Co.
#	2.650%, 09/15/29	5,000	5,401,184
	Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	7,506,714
	GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,800	3,376,522
	5.375%, 04/15/34	8,000	11,496,589
	Global Payments, Inc.
	4.800%, 04/01/26	5,970	7,100,201
	4.450%, 06/01/28	1,071	1,278,642
	Goldman Sachs Group, Inc. (The)
#	6.125%, 02/15/33	10,000	14,433,294
	Halliburton Co.
	2.920%, 03/01/30	3,000	3,004,612

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Hasbro, Inc.
	3.500%, 09/15/27	2,820	$2,967,163
	HP, Inc.
#	3.400%, 06/17/30	11,000	11,847,249
	HSBC Holdings P.L.C.
	4.300%, 03/08/26	3,700	4,232,208
	4.950%, 03/31/30	3,556	4,352,136
	ING Groep NV
	3.950%, 03/29/27	6,550	7,632,421
	Intel Corp.
	4.000%, 12/15/32	2,000	2,546,689
	International Business Machines Corp.
	3.300%, 01/27/27	3,191	3,625,436
	3.500%, 05/15/29	1,000	1,177,911
	1.950%, 05/15/30	2,000	2,090,991
	5.875%, 11/29/32	66	97,034
	International Paper Co.
#	3.800%, 01/15/26	578	661,231
	Interstate Power and Light Co.
#	2.300%, 06/01/30	1,228	1,303,085
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,663,000
	Jabil, Inc.
#	3.600%, 01/15/30	5,000	5,326,767
	3.000%, 01/15/31	6,567	6,661,219
	Janus Capital Group, Inc.
	4.875%, 08/01/25	2,000	2,250,249
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	3,000	3,419,784
	Johnson & Johnson
	6.950%, 09/01/29	1,000	1,483,109
#	4.950%, 05/15/33	2,800	3,986,675
	Juniper Networks, Inc.
#	3.750%, 08/15/29	7,000	8,046,499
	Kellogg Co.
#	3.250%, 04/01/26	6,741	7,656,755
	4.300%, 05/15/28	3,000	3,601,024
	7.450%, 04/01/31	1,100	1,636,002
	KeyCorp
#	2.550%, 10/01/29	9,783	10,525,995
	Kraft Heinz Foods Co.
	3.950%, 07/15/25	2,500	2,747,654
	Kroger Co. (The)
	7.500%, 04/01/31	7,725	11,296,912
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	3,100	3,548,352
	Lam Research Corp.
	4.000%, 03/15/29	2,000	2,432,443
	Lazard Group LLC
#	4.500%, 09/19/28	7,000	8,129,798
	Lear Corp.
	3.800%, 09/15/27	639	670,906
	3.500%, 05/30/30	3,995	4,061,909
		Face Amount	Value†
		(000)

	Legg Mason, Inc.
	4.750%, 03/15/26	3,205	$3,715,588
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	12,080,200
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	5,000	6,087,802
	Lincoln National Corp.
#	3.050%, 01/15/30	11,500	12,631,571
#	3.400%, 01/15/31	60	67,716
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	5,000	5,657,816
	4.375%, 03/22/28	4,000	4,754,211
	Loews Corp.
	3.750%, 04/01/26	5,500	6,313,738
	6.000%, 02/01/35	1,900	2,706,267
	LYB International Finance II BV
	3.500%, 03/02/27	2,000	2,243,526
	Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26	5,000	5,663,373
	Markel Corp.
	3.350%, 09/17/29	8,000	8,782,222
	Mars, Inc.
Ω	3.600%, 04/01/34	13,159	16,272,995
	Marsh & McLennan Cos. Inc.
#	4.375%, 03/15/29	2,262	2,799,863
	Marsh & McLennan Cos., Inc.
#	2.250%, 11/15/30	3,300	3,532,617
	5.875%, 08/01/33	2,500	3,679,044
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	2,950	3,259,421
	McKesson Corp.
	3.950%, 02/16/28	1,000	1,172,972
	4.750%, 05/30/29	3,100	3,828,959
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	1,591	2,090,448
	MetLife, Inc.
	6.500%, 12/15/32	300	459,504
	5.700%, 06/15/35	3,000	4,507,283
	Micron Technology, Inc.
	4.663%, 02/15/30	4,334	5,211,520
	Mitsubishi UFJ Financial Group, Inc.
#	3.850%, 03/01/26	697	802,731
	3.677%, 02/22/27	2,000	2,272,145
	3.195%, 07/18/29	1,002	1,121,484
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	10,000	10,830,428
	Molson Coors Beverage Co.
	3.000%, 07/15/26	2,000	2,112,517
	Morgan Stanley
	3.625%, 01/20/27	6,400	7,356,707
	7.250%, 04/01/32	4,000	6,164,288
	Mosaic Co. (The)
#	4.050%, 11/15/27	4,000	4,317,831
	Motorola Solutions, Inc.
	4.600%, 05/23/29	10,500	12,311,555

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	MPLX L.P.
	4.125%, 03/01/27	6,700	$7,319,683
	Mylan NV
	3.950%, 06/15/26	5,000	5,713,389
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	7,790	8,941,110
	Nationwide Building Society
Ω	3.900%, 07/21/25	7,000	7,957,125
	Natwest Group P.L.C.
	4.800%, 04/05/26	1,000	1,177,430
	NetApp, Inc.
	2.700%, 06/22/30	10,000	10,627,384
	NextEra Energy Capital Holdings, Inc.
#	3.550%, 05/01/27	2,000	2,320,335
	2.750%, 11/01/29	2,000	2,233,347
	Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	8,237,974
	2.679%, 07/16/30	2,000	2,070,757
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,658,960
	Northern Trust Corp.
	1.950%, 05/01/30	9,100	9,668,909
	Novartis Capital Corp.
#	3.100%, 05/17/27	5,678	6,465,469
	Nucor Corp.
#	3.950%, 05/01/28	6,000	7,046,060
#	2.700%, 06/01/30	4,300	4,659,811
	Nutrien, Ltd.
#	2.950%, 05/13/30	2,000	2,198,632
	Omnicom Group, Inc.
	4.200%, 06/01/30	3,270	3,887,972
	ONEOK, Inc.
	4.000%, 07/13/27	1,315	1,352,980
	Oracle Corp.
#	3.250%, 11/15/27	8,500	9,728,455
#	3.250%, 05/15/30	7,966	9,343,138
	O'Reilly Automotive, Inc.
#	3.600%, 09/01/27	3,900	4,508,067
	Owens Corning
	3.875%, 06/01/30	6,300	6,915,186
	Parker-Hannifin Corp.
	3.250%, 06/14/29	2,850	3,242,625
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	4,000	4,367,492
	PerkinElmer, Inc.
	3.300%, 09/15/29	2,700	3,044,669
	Perrigo Finance Unlimited Co.
	3.150%, 06/15/30	8,667	9,237,147
	Pfizer, Inc.
	3.450%, 03/15/29	5,000	5,979,430
	Philip Morris International, Inc.
	3.375%, 08/15/29	7,000	8,121,814
	2.100%, 05/01/30	5,000	5,294,727
		Face Amount	Value†
		(000)

	Phillips 66
	2.150%, 12/15/30	3,000	$2,973,355
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	4,550	4,931,284
	3.150%, 12/15/29	5,500	5,606,218
	PNC Financial Services Group, Inc. (The)
	3.450%, 04/23/29	1,000	1,179,665
	PPG Industries, Inc.
#	3.750%, 03/15/28	2,000	2,402,143
#	2.800%, 08/15/29	5,500	6,029,233
	2.550%, 06/15/30	4,000	4,312,472
	Principal Financial Group, Inc.
	3.100%, 11/15/26	300	329,559
	Procter & Gamble Co. (The)
#	2.850%, 08/11/27	7,000	7,989,263
	Progressive Corp. (The)
	6.250%, 12/01/32	900	1,357,779
	Province of British Columbia Canada
#	6.500%, 01/15/26	1,363	1,772,942
	Prudential Financial, Inc.
	3.878%, 03/27/28	4,900	5,831,692
#	5.750%, 07/15/33	4,625	6,448,525
	Prudential P.L.C.
	3.125%, 04/14/30	3,000	3,334,688
	QUALCOMM, Inc.
	2.150%, 05/20/30	14,000	14,968,528
	Quest Diagnostics, Inc.
#	2.800%, 06/30/31	5,600	6,140,632
	Raytheon Technologies Corp.
	7.500%, 09/15/29	5,114	7,560,589
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	7,358	8,227,499
	3.150%, 06/15/30	1,600	1,731,953
	RELX Capital, Inc.
	3.000%, 05/22/30	900	1,000,378
	Rio Tinto Finance USA, Ltd.
#	7.125%, 07/15/28	2,120	3,052,696
	Rolls-Royce P.L.C.
#Ω	3.625%, 10/14/25	3,733	3,859,437
	Ross Stores, Inc.
	4.800%, 04/15/30	2,300	2,792,232
	salesforce.com, Inc.
	3.700%, 04/11/28	2,000	2,376,994
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	4,500	4,966,276
	4.400%, 07/13/27	2,000	2,231,732
	Shell International Finance B.V.
	2.375%, 11/07/29	10,000	10,804,456
	Shell International Finance BV
	2.875%, 05/10/26	9,051	10,066,175
	2.500%, 09/12/26	6,200	6,754,547

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Sherwin-Williams Co. (The)
	3.950%, 01/15/26	2,200	$2,522,740
	2.950%, 08/15/29	1,230	1,374,245
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	2,080	2,727,052
	Southern Power Co.
	4.150%, 12/01/25	2,000	2,333,014
	Southwest Airlines Co.
	3.000%, 11/15/26	1,700	1,654,541
	Southwest Gas Corp.
	2.200%, 06/15/30	2,700	2,904,933
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	1,962	2,163,238
	Statoil ASA
Ω	6.500%, 12/01/28	5,000	6,747,243
	Steel Dynamics, Inc.
	3.250%, 01/15/31	8,025	8,777,140
	Steelcase Inc.
	5.125%, 01/18/29	400	431,841
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	4,000	4,571,261
	3.544%, 01/17/28	6,000	6,798,307
	3.040%, 07/16/29	3,000	3,322,576
	Suncor Energy, Inc.
	5.950%, 12/01/34	8,000	9,830,923
	Sysco Corp.
	3.300%, 07/15/26	12,345	13,401,442
	TD Ameritrade Holding Corp.
#	2.750%, 10/01/29	3,000	3,370,678
	Telefonica Europe BV
	8.250%, 09/15/30	9,275	14,419,722
	Thomson Reuters Corp.
	3.850%, 09/29/24	112	122,629
	TJX Cos., Inc. (The)
	2.250%, 09/15/26	1,975	2,117,254
#	3.875%, 04/15/30	2,000	2,411,274
	Total Capital International SA
#	2.829%, 01/10/30	9,400	10,569,619
	Total Capital S.A.
#	3.883%, 10/11/28	4,928	5,867,511
	Toyota Motor Credit Corp.
	3.200%, 01/11/27	13,213	14,996,471
	3.050%, 01/11/28	14,430	16,462,110
	TransCanada PipeLines, Ltd.
	4.625%, 03/01/34	10,545	12,756,116
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	3,133	4,748,252
	UBS Group AG
Ω	4.125%, 09/24/25	4,000	4,593,217
	Union Pacific Corp.
	3.950%, 09/10/28	4,930	5,930,822
	UnitedHealth Group, Inc.
#	3.875%, 12/15/28	3,000	3,621,231
	4.625%, 07/15/35	5,000	6,812,764
		Face Amount	Value†
		(000)

	Unum Group
	3.875%, 11/05/25	9,000	$9,660,255
	4.000%, 06/15/29	3,775	4,088,191
	Valero Energy Corp.
	7.500%, 04/15/32	5,400	7,765,830
	Ventas Realty L.P.
	3.000%, 01/15/30	3,800	3,875,068
	Verizon Communications, Inc.
	4.016%, 12/03/29	4,307	5,264,817
	4.500%, 08/10/33	4,500	5,891,817
	ViacomCBS, Inc.
	4.000%, 01/15/26	1,000	1,124,909
	2.900%, 01/15/27	6,600	7,110,708
#	4.200%, 05/19/32	4,800	5,511,388
	Vodafone Group P.L.C.
	7.875%, 02/15/30	8,125	11,956,901
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	3,000	3,309,827
	3.200%, 04/15/30	4,604	4,895,581
	Walmart, Inc.
#	2.375%, 09/24/29	16,000	17,860,570
	7.550%, 02/15/30	3,000	4,709,106
	Walt Disney Co. (The)
	2.650%, 01/13/31	5,035	5,473,021
	6.200%, 12/15/34	4,500	6,679,423
	Wells Fargo & Co.
	3.000%, 04/22/26	5,700	6,245,993
	4.150%, 01/24/29	8,000	9,501,084
	Welltower Inc.
	2.750%, 01/15/31	6,400	6,527,903
	Welltower, Inc.
	3.100%, 01/15/30	2,000	2,105,069
	Westlake Chemical Corp.
	3.375%, 06/15/30	3,000	3,176,435
	Westpac Banking Corp.
#	2.700%, 08/19/26	7,595	8,346,351
	3.350%, 03/08/27	7,000	8,095,318
	WestRock MWV LLC
	8.200%, 01/15/30	3,885	5,579,610
	7.950%, 02/15/31	3,112	4,491,558
	Whirlpool Corp.
	4.750%, 02/26/29	2,000	2,473,911
	Williams Cos., Inc. (The)
	4.000%, 09/15/25	1,000	1,117,787
	3.750%, 06/15/27	2,771	3,037,468
#	8.750%, 03/15/32	5,000	7,262,702
	WRKCo, Inc.
	4.200%, 06/01/32	2,000	2,411,316
	Yara International ASA
Ω	3.148%, 06/04/30	7,454	8,049,504
	Zoetis, Inc.
	3.000%, 09/12/27	1,500	1,686,365
	TOTAL BONDS		1,791,102,564
U.S. TREASURY OBLIGATIONS — (3.5%)
	U.S. Treasury Notes
	1.500%, 02/15/30	25,000	27,283,203

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount	Value†
	(000)

0.625%, 05/15/30	45,000	$45,363,867
TOTAL U.S. TREASURY OBLIGATIONS		72,647,070
TOTAL INVESTMENT SECURITIES (Cost $1,804,460,643)		1,991,084,568

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	7,484,433	$86,602,380
TOTAL INVESTMENTS — (100.0%)
(Cost $1,891,055,201)^^			$2,077,686,948

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$127,334,934	—	$127,334,934
Bonds	—	1,791,102,564	—	1,791,102,564
U.S. Treasury Obligations	—	72,647,070	—	72,647,070
Securities Lending Collateral	—	86,602,380	—	86,602,380
TOTAL	—	$2,077,686,948	—	$2,077,686,948

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (95.0%)
AUSTRALIA — (2.5%)
	Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		886	$912,613
	0.625%, 02/21/23	EUR	2,000	2,402,233
	BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		704	730,050
	BHP Billiton Finance, Ltd.
	0.750%, 10/28/22	EUR	2,554	3,051,447
	Commonwealth Bank of Australia Floating Rate Note
(r)	1.143%, 09/06/21		594	598,231
	Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		991	1,028,651
	FMG Resources August 2006 Pty, Ltd.
#	4.750%, 05/15/22		1,300	1,360,879
#Ω	5.125%, 05/15/24		1,500	1,601,250
	National Australia Bank, Ltd.
	2.800%, 01/10/22		1,000	1,035,036
	2.500%, 05/22/22		4,500	4,671,670
	Westpac Banking Corp.
	2.500%, 06/28/22		1,000	1,041,200
	0.750%, 10/17/23	EUR	1,374	1,663,324
	TOTAL AUSTRALIA			20,096,584
BELGIUM — (0.9%)
	Anheuser-Busch InBev SA
	0.875%, 03/17/22	EUR	3,272	3,913,222
	0.800%, 04/20/23	EUR	1,000	1,205,325
	2.875%, 09/25/24	EUR	1,500	1,971,445
	TOTAL BELGIUM			7,089,992
CANADA — (5.3%)
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		2,000	2,063,047
	Bank of Montreal
	1.900%, 08/27/21		500	508,630
	Bank of Nova Scotia (The)
	2.700%, 03/07/22		950	986,177
	0.375%, 04/06/22	EUR	1,000	1,185,867
	Canadian Imperial Bank of Commerce
	2.300%, 07/11/22	CAD	3,000	2,310,926
	Canadian National Railway Co.
#	2.850%, 12/15/21		565	580,044
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
	2.890%, 08/14/20	CAD	2,000	$1,494,181
Canadian Natural Resources, Ltd.
	3.450%, 11/15/21		2,800	2,873,756
	2.950%, 01/15/23		1,000	1,040,943
	3.900%, 02/01/25		200	218,297
CPPIB Capital, Inc.
#	2.375%, 01/29/21		6,000	6,063,276
Enbridge, Inc.
	2.900%, 07/15/22		2,167	2,254,916
	3.190%, 12/05/22	CAD	1,000	781,440
	2.500%, 01/15/25		2,200	2,318,953
Kinross Gold Corp.
	5.125%, 09/01/21		2,250	2,329,674
National Bank of Canada Floating Rate Note
(r)Ω	0.706%, 03/21/21		2,000	2,001,923
Nutrien, Ltd.
	3.625%, 03/15/24		1,250	1,367,500
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	761,051
Rogers Communications, Inc.
	4.000%, 06/06/22	CAD	2,500	1,971,985
Spectra Energy Partners L.P.
	4.750%, 03/15/24		500	561,773
Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.559%, 09/17/20		2,000	2,000,791
(r)	1.276%, 04/07/21		2,500	2,516,162
	2.125%, 04/07/21		1,000	1,012,689
	3.250%, 06/11/21		1,000	1,025,471
	1.800%, 07/13/21		1,000	1,014,540
TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		600	621,465
Videotron, Ltd.
	5.000%, 07/15/22		1,980	2,074,050
TOTAL CANADA				43,939,527
DENMARK — (0.7%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		1,500	1,504,153
Ω	2.800%, 03/10/21		700	709,849
	0.875%, 05/22/23	EUR	1,000	1,185,348
Danske Bank A/S
Ω	5.375%, 01/12/24		2,000	2,260,233
TOTAL DENMARK				5,659,583

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (0.8%)
Nokia Oyj
	3.375%, 06/12/22		2,228	$2,300,410
Nordea Bank AB
	1.000%, 02/22/23	EUR	1,803	2,186,814
Nordea Bank Abp
	0.875%, 06/26/23	EUR	2,000	2,409,409
TOTAL FINLAND				6,896,633
FRANCE — (2.9%)
Airbus Finance BV
Ω	2.700%, 04/17/23		500	520,369
BNP Paribas SA
	5.000%, 01/15/21		531	542,058
	0.500%, 06/01/22	EUR	2,800	3,337,362
	1.000%, 06/27/24	EUR	1,000	1,207,329
BPCE SA
	2.750%, 12/02/21		1,000	1,028,831
	1.125%, 12/14/22	EUR	1,200	1,451,141
	0.625%, 09/26/24	EUR	2,000	2,376,459
Credit Agricole SA
	0.750%, 12/01/22	EUR	2,300	2,770,029
Danone SA
Ω	2.077%, 11/02/21		2,770	2,817,652
Orange SA
	4.125%, 09/14/21		900	936,840
Pernod Ricard SA
Ω	5.750%, 04/07/21		1,099	1,138,549
Societe Generale SA
Ω	2.625%, 09/16/20		500	501,369
Ω	2.500%, 04/08/21		1,000	1,014,712
	4.250%, 07/13/22	EUR	1,500	1,909,952
	0.500%, 01/13/23	EUR	1,500	1,767,060
Ω	2.625%, 10/16/24		800	832,713
TOTAL FRANCE				24,152,425
GERMANY — (5.5%)
Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	2,500	2,983,425
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,539,496
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,094,662
BMW Finance NV
	0.125%, 01/12/21	EUR	90	106,140
	1.250%, 09/05/22	EUR	600	726,564
	0.500%, 11/22/22	EUR	1,400	1,671,229
	0.375%, 07/10/23	EUR	3,000	3,573,452
BMW US Capital LLC
	0.625%, 04/20/22	EUR	750	894,533
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,511,157
Daimler Finance North America LLC Floating Rate Note
(r)	1.211%, 11/05/21		1,000	997,755
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		2,500	$2,566,152
Daimler International Finance BV
	0.625%, 02/27/23	EUR	500	595,180
Deutsche Bank AG
	3.125%, 01/13/21		500	503,937
	1.500%, 01/20/22	EUR	1,700	2,018,656
Deutsche Telekom International Finance BV
	4.250%, 07/13/22	EUR	800	1,019,930
E.ON SE
	0.000%, 10/24/22	EUR	1,981	2,334,790
EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,393,358
NRW Bank Floating Rate Note
(r)	0.488%, 02/08/21		5,000	4,999,550
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		1,500	1,569,129
	0.375%, 09/06/23	EUR	1,966	2,351,934
T-Mobile USA, Inc.
	4.000%, 04/15/22		1,239	1,296,787
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	599,616
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,191,641
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	1,090,520
	2.375%, 09/06/22	EUR	1,800	2,207,732
ZF North America Capital, Inc.
#Ω	4.500%, 04/29/22		2,299	2,402,455
TOTAL GERMANY				45,239,780
IRELAND — (0.1%)
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		1,000	1,082,474
ITALY — (2.1%)
Enel Finance International NV
#Ω	2.875%, 05/25/22		4,250	4,391,046
	5.000%, 09/14/22	EUR	622	811,478
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	592,783
Ω	3.125%, 07/14/22		2,200	2,258,238
	1.000%, 07/04/24	EUR	2,000	2,372,911
#Ω	3.250%, 09/23/24		800	840,909

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
Italy Buoni Poliennali Del Tesoro
	1.200%, 04/01/22	EUR	2,820	$3,390,250
	0.950%, 03/01/23	EUR	400	481,970
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	870,604
	2.375%, 10/17/24		1,161	1,184,256
TOTAL ITALY				17,194,445
JAPAN — (4.0%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,789,864
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,553,322
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	4,209,967
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		581	589,496
	0.980%, 10/09/23	EUR	1,500	1,815,477
	0.339%, 07/19/24	EUR	1,000	1,181,843
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		800	812,597
MUFG Bank, Ltd.
	0.875%, 03/11/22	EUR	2,068	2,474,764
Nissan Motor Acceptance Corp. Floating Rate Note
(r)	0.696%, 09/28/20		1,500	1,496,602
Ω	2.550%, 03/08/21		1,100	1,100,168
Ω	2.650%, 07/13/22		1,000	995,836
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,778,847
Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		3,684	3,757,537
Sumitomo Mitsui Banking Corp.
	1.000%, 01/19/22	EUR	1,000	1,195,863
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.412%, 10/19/21		765	774,026
Sumitomo Mitsui Financial Group, Inc.
	0.819%, 07/23/23	EUR	450	541,748
Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,300	1,564,713
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	801,049
TOTAL JAPAN				32,433,719
			Face Amount^	Value†
			(000)
JERSEY, CHANNEL ISLANDS — (0.3%)
	Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	1,975	$2,296,036
LUXEMBOURG — (0.4%)
	ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,441,088
NETHERLANDS — (2.3%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	599,468
	Cooperatieve Rabobank UA
	0.750%, 08/29/23	EUR	300	360,189
	Heineken NV
Ω	3.400%, 04/01/22		1,011	1,055,962
	ING Bank NV
	4.500%, 02/21/22	EUR	1,000	1,262,348
	ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,906,011
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	1,196,261
	LeasePlan Corp. NV
	1.000%, 05/02/23	EUR	2,000	2,386,845
Ω	2.875%, 10/24/24		3,000	3,108,393
	Schlumberger Finance BV
	0.000%, 10/15/24	EUR	3,375	3,937,505
	Sensata Technologies B.V.
Ω	5.625%, 11/01/24		2,000	2,180,000
	Shell International Finance BV
	1.875%, 05/10/21		816	826,290
	TOTAL NETHERLANDS			18,819,272
NEW ZEALAND — (0.4%)
	Westpac Securities NZ, Ltd.
	0.300%, 06/25/24	EUR	3,000	3,570,532
NORWAY — (0.3%)
	DNB Bank ASA
	4.375%, 02/24/21	EUR	429	518,397
	0.600%, 09/25/23	EUR	1,500	1,806,434
	TOTAL NORWAY			2,324,831
SPAIN — (1.5%)
	Banco Santander SA
	3.848%, 04/12/23		3,000	3,217,852
	Iberdrola International BV
	1.750%, 09/17/23	EUR	500	621,127
	Santander Holdings USA, Inc.
	3.700%, 03/28/22		1,000	1,038,667
	3.400%, 01/18/23		1,000	1,047,009
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,023,622

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SPAIN — (Continued)
	Telefonica Emisiones SA
	5.462%, 02/16/21		1,185	$1,216,525
	3.961%, 03/26/21	EUR	800	966,721
	3.987%, 01/23/23	EUR	300	388,878
	1.069%, 02/05/24	EUR	2,000	2,436,827
	Telefonica Emisiones SAU
	2.242%, 05/27/22	EUR	400	491,361
	TOTAL SPAIN			12,448,589
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.3%)
	EUROFIMA Floating Rate Note
(r)	0.482%, 11/15/21		2,000	1,999,940
SWEDEN — (0.8%)
	Svenska Handelsbanken AB
	0.500%, 03/21/23	EUR	900	1,078,284
	Swedbank AB
	0.250%, 11/07/22	EUR	3,000	3,555,557
	Telefonaktiebolaget LM Ericsson
	4.125%, 05/15/22		1,806	1,911,796
	TOTAL SWEDEN			6,545,637
SWITZERLAND — (1.4%)
	ABB Finance BV Floating Rate Note
(r)	0.000%, 10/12/20	EUR	3,000	3,534,955
	ABB Finance BV
	0.625%, 05/03/23	EUR	2,500	3,002,749
	Credit Suisse AG
	3.000%, 10/29/21		1,457	1,504,005
	Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	2,100	2,523,551
	UBS AG
	0.625%, 01/23/23	EUR	1,000	1,198,188
	TOTAL SWITZERLAND			11,763,448
UNITED KINGDOM — (7.2%)
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	1,100	1,320,650
	3.125%, 01/17/24	GBP	2,000	2,760,419
	3.650%, 03/16/25		1,150	1,261,872
	BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	700	858,942
	1.000%, 05/23/22	EUR	1,333	1,588,686
Ω	3.250%, 06/07/22		1,000	1,045,664
	2.375%, 01/19/23	EUR	500	620,164
	BP Capital Markets P.L.C.
	1.373%, 03/03/22	EUR	3,146	3,789,799
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	3,100	3,682,167
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	0.875%, 09/26/23	EUR	1,500	$1,803,014
CNH Industrial Capital LLC
	3.875%, 10/15/21		1,000	1,030,874
	4.375%, 04/05/22		250	262,585
Coca-Cola European Partners P.L.C.
	0.750%, 02/24/22	EUR	1,846	2,199,417
	2.625%, 11/06/23	EUR	1,200	1,530,593
Diageo Finance P.L.C.
	0.125%, 10/12/23	EUR	1,000	1,187,421
GlaxoSmithKline Capital P.L.C.
	0.000%, 09/23/23	EUR	1,111	1,311,585
HSBC Bank Canada
	2.449%, 01/29/21	CAD	2,000	1,507,111
HSBC Holdings P.L.C. Floating Rate Note
(r)	2.020%, 05/25/21		1,900	1,922,101
HSBC Holdings P.L.C.
	4.000%, 03/30/22		700	739,847
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,025,001
	3.000%, 01/11/22		4,000	4,140,040
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	4,100	4,924,692
Nationwide Building Society
	0.625%, 04/19/23	EUR	3,600	4,318,192
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	211,286
	1.125%, 06/14/23	EUR	1,500	1,798,024
NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	2,500	2,982,807
PPL WEM Ltd / Western Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	510,567
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	4,500	4,753,017
TechnipFMC P.L.C.
	3.450%, 10/01/22		1,000	1,022,844
Vodafone Group P.L.C.
	1.250%, 08/25/21	EUR	1,000	1,194,407
	1.750%, 08/25/23	EUR	1,750	2,170,870
TOTAL UNITED KINGDOM				59,474,658
UNITED STATES — (55.3%)
Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	4,500	5,450,493
AbbVie, Inc.
Ω	3.450%, 03/15/22		3,000	3,120,160
Ω	3.250%, 10/01/22		1,000	1,048,382
	2.900%, 11/06/22		2,500	2,629,782
Ω	1.500%, 11/15/23	EUR	1,100	1,348,260
Activision Blizzard, Inc.
	2.600%, 06/15/22		600	622,582

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Aetna, Inc.
2.750%, 11/15/22		221	$230,520
Albemarle Corp.
1.875%, 12/08/21	EUR	3,785	4,503,343
Ally Financial, Inc.
# 5.125%, 09/30/24		3,000	3,370,285
Altria Group, Inc.
1.000%, 02/15/23	EUR	2,000	2,399,071
Ameren Corp.
2.700%, 11/15/20		1,525	1,532,464
American Express Co.
2.500%, 08/01/22		3,000	3,112,738
American Express Credit Corp.
0.625%, 11/22/21	EUR	1,445	1,715,443
American International Group, Inc.
1.500%, 06/08/23	EUR	1,400	1,700,155
4.125%, 02/15/24		3,300	3,687,027
Amgen, Inc.
1.250%, 02/25/22	EUR	4,160	4,982,011
Anthem, Inc.
4.350%, 08/15/20		200	200,250
3.125%, 05/15/22		3,000	3,139,962
Apache Corp.
3.250%, 04/15/22		549	551,992
Ares Capital Corp.
4.200%, 06/10/24		3,000	3,080,303
Arrow Electronics, Inc.
3.500%, 04/01/22		700	720,986
# 3.250%, 09/08/24		1,400	1,494,931
AT&T, Inc.
1.450%, 06/01/22	EUR	400	481,780
1.050%, 09/05/23	EUR	500	602,852
1.950%, 09/15/23	EUR	1,500	1,859,937
2.400%, 03/15/24	EUR	1,000	1,260,266
AutoZone, Inc.
2.500%, 04/15/21		1,695	1,716,097
Avient Corp.
5.250%, 03/15/23		1,400	1,538,572
Avnet, Inc.
4.875%, 12/01/22		3,000	3,211,127
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		1,000	1,046,332
Bank of America Corp.
3.228%, 06/22/22	CAD	2,000	1,553,951
1.625%, 09/14/22	EUR	1,050	1,278,394
3.300%, 01/11/23		2,000	2,135,714
0.750%, 07/26/23	EUR	1,500	1,797,116
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,386,617
Becton Dickinson and Co.
3.125%, 11/08/21		1,600	1,651,273
Bemis Co., Inc.
4.500%, 10/15/21		500	512,571
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Best Buy Co., Inc.
	5.500%, 03/15/21		2,000	$2,035,488
	Biogen, Inc.
	3.625%, 09/15/22		1,500	1,599,297
	Boardwalk Pipelines L.P.
	4.950%, 12/15/24		3,937	4,276,997
	Boeing Co. (The)
	2.200%, 10/30/22		3,500	3,523,981
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,900	3,444,069
	2.150%, 11/25/22	EUR	2,910	3,547,379
	Boston Scientific Corp.
	3.375%, 05/15/22		2,500	2,618,266
	3.850%, 05/15/25		318	361,401
	Broadcom, Inc.
Ω	4.700%, 04/15/25		5,150	5,888,836
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,840	2,030,128
	Bunge Ltd Finance Corp.
	4.350%, 03/15/24		4,319	4,743,714
	Bunge, Ltd. Finance Corp.
#	3.000%, 09/25/22		1,000	1,039,791
	Campbell Soup Co.
	2.500%, 08/02/22		886	915,793
	3.300%, 03/19/25		1,223	1,341,485
	Capital One Financial Corp.
	4.750%, 07/15/21		1,900	1,978,247
	3.200%, 01/30/23		2,500	2,648,186
	3.200%, 02/05/25		1,000	1,089,087
	Carpenter Technology Corp.
	5.200%, 07/15/21		1,420	1,465,603
	CF Industries, Inc.
	3.450%, 06/01/23		240	251,359
	Chevron Corp. Floating Rate Note
(r)	0.922%, 11/15/21		3,750	3,769,001
	Cigna Corp.
	3.900%, 02/15/22		500	525,377
	CIT Group, Inc.
	5.000%, 08/01/23		335	350,494
	Citigroup, Inc.
	1.375%, 10/27/21	EUR	400	479,808
	3.390%, 11/18/21	CAD	2,000	1,540,588
#	4.500%, 01/14/22		2,000	2,114,504
	Citizens Bank NA
	2.650%, 05/26/22		1,000	1,033,237
	CMS Energy Corp.
	5.050%, 03/15/22		500	528,941
	CNA Financial Corp.
	5.750%, 08/15/21		720	758,803
	CNH Industrial Capital LLC
	1.950%, 07/02/23		800	807,447
#	4.200%, 01/15/24		1,567	1,689,208
	Coca-Cola Co. (The)
	0.500%, 03/08/24	EUR	1,650	1,985,242
	Comerica, Inc.
#	3.700%, 07/31/23		1,000	1,081,661

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Consolidated Edison, Inc.
	2.000%, 05/15/21		1,860	$1,881,533
	Constellation Brands, Inc.
	2.700%, 05/09/22		2,475	2,566,140
	3.200%, 02/15/23		1,000	1,064,021
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		2,192	2,321,922
Ω	3.850%, 02/01/25		380	423,379
	CVS Health Corp. Floating Rate Note
(r)	1.033%, 03/09/21		2,000	2,007,679
	2.125%, 06/01/21		500	506,444
	2.750%, 12/01/22		1,000	1,046,821
	Daimler Finance North America LLC
Ω	3.300%, 05/19/25		300	326,286
	DCP Midstream Operating L.P.
	4.950%, 04/01/22		450	458,437
	Dell, Inc.
	4.625%, 04/01/21		500	506,375
	DH Europe Finance Sarl
	1.700%, 01/04/22	EUR	4,600	5,541,239
	Discover Financial Services
	3.850%, 11/21/22		1,197	1,274,650
	3.750%, 03/04/25		1,200	1,307,691
	Dollar Tree, Inc.
	3.700%, 05/15/23		4,544	4,892,075
	DuPont de Nemours, Inc.
	2.169%, 05/01/23		5,800	5,916,335
	DXC Technology Co.
	4.250%, 04/15/24		2,000	2,184,154
#	4.125%, 04/15/25		3,400	3,668,225
	E*TRADE Financial Corp.
#	2.950%, 08/24/22		3,500	3,668,900
	Eastman Chemical Co.
	4.500%, 01/15/21		34	34,247
	3.600%, 08/15/22		2,000	2,100,165
	1.500%, 05/26/23	EUR	1,000	1,204,940
	3.800%, 03/15/25		1,000	1,108,110
	Eaton Corp.
	2.750%, 11/02/22		1,500	1,578,398
	eBay, Inc.
	2.600%, 07/15/22		500	517,838
	2.750%, 01/30/23		816	859,400
	Edgewell Personal Care Co.
	4.700%, 05/24/22		850	894,625
	Edison International
#	2.400%, 09/15/22		2,454	2,505,436
	4.950%, 04/15/25		3,000	3,336,450
	Electronic Arts, Inc.
	3.700%, 03/01/21		1,962	1,996,189
	EMC Corp.
	3.375%, 06/01/23		131	137,204
	Emerson Electric Co.
	0.375%, 05/22/24	EUR	1,020	1,216,557
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Energy Transfer Operating LP
	3.600%, 02/01/23		2,500	$2,570,825
	Enterprise Products Operating LLC
	2.850%, 04/15/21		1,500	1,522,346
	Equifax, Inc.
	3.300%, 12/15/22		2,652	2,782,041
	Evergy, Inc.
	4.850%, 06/01/21		915	938,557
	Eversource Energy
	2.500%, 03/15/21		206	208,290
	Exelon Corp.
	5.150%, 12/01/20		300	301,076
	Exelon Generation Co. LLC
	3.400%, 03/15/22		1,000	1,039,927
	4.250%, 06/15/22		500	530,251
	3.250%, 06/01/25		1,500	1,655,740
	Expedia Group, Inc.
	4.500%, 08/15/24		467	491,060
	FedEx Corp.
	0.700%, 05/13/22	EUR	2,250	2,675,329
	1.000%, 01/11/23	EUR	1,000	1,198,235
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,700	1,868,640
	Fifth Third Bancorp
	3.500%, 03/15/22		1,825	1,908,950
	Flex, Ltd.
	5.000%, 02/15/23		1,700	1,863,539
	Fluor Corp.
	1.750%, 03/21/23	EUR	3,500	3,004,354
	Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	1,814,513
	Ford Motor Credit Co. LLC
	3.200%, 01/15/21		800	800,000
	3.336%, 03/18/21		1,500	1,503,750
	GATX Corp.
	4.750%, 06/15/22		3,000	3,161,470
	GE Capital Funding LLC
Ω	3.450%, 05/15/25		300	316,421
	General Electric Co.
	0.375%, 05/17/22	EUR	3,000	3,516,133
#	2.700%, 10/09/22		1,500	1,561,941
#	3.375%, 03/11/24		183	198,862
	General Mills, Inc. Floating Rate Note
(r)	0.811%, 04/16/21		1,000	1,002,857
	General Mills, Inc.
	3.150%, 12/15/21		985	1,014,608
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		2,800	2,845,815
	3.450%, 01/14/22		800	821,166
	3.250%, 01/05/23		500	517,189
	2.750%, 06/20/25		1,800	1,856,273

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	$3,761,760
	Global Payments, Inc.
	3.800%, 04/01/21		234	238,482
	Goldman Sachs Group Inc
	2.000%, 07/27/23	EUR	1,000	1,235,800
	Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	1,000	757,744
	5.250%, 07/27/21		750	785,472
	5.750%, 01/24/22		2,957	3,181,777
	3.250%, 02/01/23	EUR	291	368,458
	Graphic Packaging International LLC
	4.875%, 11/15/22		700	728,000
	4.125%, 08/15/24		824	865,200
	Halliburton Co.
	3.500%, 08/01/23		800	851,497
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		3,500	3,544,990
	0.900%, 11/19/24	EUR	1,500	1,699,394
	Hasbro, Inc.
	3.150%, 05/15/21		1,384	1,404,818
	HCA Inc.
	5.375%, 02/01/25		1,000	1,127,500
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		236	236,747
	4.450%, 10/02/23		3,500	3,841,323
	4.650%, 10/01/24		1,600	1,799,164
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	1,465	1,779,816
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		1,500	1,703,215
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,500	1,522,066
	2.300%, 01/14/22		400	410,114
	Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,217,996
	International Business Machines Corp.
	0.500%, 09/07/21	EUR	750	889,545
	0.375%, 01/31/23	EUR	2,625	3,126,215
	1.250%, 05/26/23	EUR	1,500	1,832,574
	John Deere Cash Management SA
	0.500%, 09/15/23	EUR	800	963,801
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	3,401	4,108,769
	JPMorgan Chase & Co.
	2.550%, 10/29/20		400	401,419
	2.750%, 08/24/22	EUR	2,868	3,569,537
	0.625%, 01/25/24	EUR	1,333	1,594,939
	Kellogg Co.
	4.000%, 12/15/20		130	131,742
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	0.800%, 11/17/22	EUR	2,840	$3,395,627
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		1,000	1,040,326
	KeyCorp
	5.100%, 03/24/21		751	773,835
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22		706	746,850
	Kroger Co. (The)
	3.300%, 01/15/21		1,167	1,179,477
	3.400%, 04/15/22		975	1,014,387
#	2.800%, 08/01/22		1,500	1,566,735
	L3Harris Technologies, Inc.
	4.950%, 02/15/21		164	165,965
	Laboratory Corp. of America Holdings
	3.200%, 02/01/22		900	934,822
	3.750%, 08/23/22		779	822,886
	Lazard Group LLC
	3.750%, 02/13/25		1,000	1,075,605
	Leidos Holdings, Inc.
	4.450%, 12/01/20		1,100	1,100,550
	Lennar Corp.
	8.375%, 01/15/21		500	515,000
	4.125%, 01/15/22		1,400	1,433,250
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,400	2,486,984
Ω	4.950%, 05/01/22		615	657,761
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	1,102,939
	LyondellBasell Industries NV
	6.000%, 11/15/21		1,677	1,769,886
	Marathon Oil Corp.
	3.850%, 06/01/25		920	939,900
	Marathon Petroleum Corp.
	3.400%, 12/15/20		2,100	2,117,054
	4.500%, 05/01/23		300	325,053
	4.700%, 05/01/25		1,900	2,161,530
	Marriott International, Inc.
	2.875%, 03/01/21		800	807,292
	McDonald's Corp.
	1.000%, 11/15/23	EUR	2,000	2,437,458
	0.625%, 01/29/24	EUR	1,500	1,798,764
	McKesson Corp.
	3.650%, 11/30/20		1,165	1,177,791
	Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,500	2,946,202
	0.000%, 12/02/22	EUR	3,258	3,839,268
	MGIC Investment Corp.
	5.750%, 08/15/23		1,483	1,557,150
	MGM Resorts International
	7.750%, 03/15/22		1,500	1,595,625
	Micron Technology, Inc.
	2.497%, 04/24/23		2,577	2,690,199
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,317,850

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Molson Coors Brewing Co.
	2.100%, 07/15/21		495	$501,301
	Morgan Stanley
	2.500%, 04/21/21		750	762,292
	5.500%, 07/28/21		200	209,958
	3.125%, 08/05/21	CAD	1,600	1,221,540
	1.875%, 03/30/23	EUR	500	614,813
	Mosaic Co. (The)
	3.750%, 11/15/21		2,000	2,057,446
	MPLX L.P.
#	4.875%, 12/01/24		1,165	1,311,071
	Mylan NV
	3.750%, 12/15/20		87	87,748
	2.250%, 11/22/24	EUR	1,642	2,048,015
	Mylan, Inc.
Ω	3.125%, 01/15/23		1,000	1,056,301
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		428	436,870
	NetApp, Inc.
	3.250%, 12/15/22		935	973,064
	Netflix, Inc.
	5.875%, 02/15/25		2,000	2,300,000
	Newmont Corp.
	3.625%, 06/09/21		1,700	1,735,373
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		1,000	1,023,063
	Nissan Motor Acceptance Corp.
	1.900%, 09/14/21		270	267,670
	Nordstrom, Inc.
	4.000%, 10/15/21		1,000	1,011,788
	NortonLifeLock, Inc.
	3.950%, 06/15/22		1,200	1,237,500
	NuStar Logistics L.P.
	6.750%, 02/01/21		813	823,366
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		5,175	5,457,104
	ONEOK, Inc.
	4.250%, 02/01/22		1,066	1,105,833
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
#Ω	3.375%, 02/01/22		2,104	2,171,382
Ω	4.875%, 07/11/22		640	687,753
Ω	4.250%, 01/17/23		1,709	1,840,666
	Philip Morris International, Inc.
	1.875%, 03/03/21	EUR	2,000	2,381,797
	0.625%, 11/08/24	EUR	1,800	2,160,343
	Phillips 66 Partners L.P.
	2.450%, 12/15/24		1,000	1,036,292
	3.605%, 02/15/25		1,000	1,072,983
	Plains All American Pipeline L.P. / PAA Finance Corp.
#	2.850%, 01/31/23		1,500	1,520,646
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	PPG Industries, Inc.
	0.875%, 03/13/22	EUR	1,500	$1,782,326
	Progress Energy, Inc.
	4.400%, 01/15/21		1,100	1,108,906
	Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,517,500
	Raytheon Technologies Corp.
Ω	2.800%, 03/15/22		2,000	2,068,304
	Reynolds American Inc.
	4.450%, 06/12/25		1,500	1,706,085
	Roper Technologies, Inc.
	3.000%, 12/15/20		1,200	1,209,383
	Ryder System, Inc.
	3.450%, 11/15/21		900	928,960
	2.500%, 09/01/22		2,000	2,068,361
	3.400%, 03/01/23		2,000	2,118,041
	Sealed Air Corp.
#Ω	4.875%, 12/01/22		800	838,000
	Sempra Energy
	2.875%, 10/01/22		600	623,481
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		98	101,398
	Southern Power Co.
	2.500%, 12/15/21		898	921,686
	1.000%, 06/20/22	EUR	1,950	2,331,284
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	104,980
	Stryker Corp.
	1.125%, 11/30/23	EUR	1,833	2,228,709
	Sunoco Logistics Partners Operations L.P.
	4.650%, 02/15/22		2,750	2,856,344
	3.450%, 01/15/23		500	513,947
	Sysco Corp.
	2.600%, 06/12/22		1,577	1,630,561
	1.250%, 06/23/23	EUR	375	444,682
	3.550%, 03/15/25		300	328,180
#	5.650%, 04/01/25		3,000	3,553,599
	Thermo Fisher Scientific, Inc.
	2.150%, 07/21/22	EUR	500	610,290
	Time Warner Cable LLC
	4.125%, 02/15/21		100	100,971
	Travelers Cos., Inc. (The)
#	3.900%, 11/01/20		250	252,197
	Truist Bank
	2.450%, 08/01/22		2,750	2,854,071
	Tyson Foods, Inc.
	4.500%, 06/15/22		1,000	1,064,083
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	3,632	4,335,732
	UnitedHealth Group, Inc.
	2.875%, 12/15/21		500	518,238
	Unum Group
	4.500%, 03/15/25		2,000	2,207,457
	Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,087,595

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ventas Realty L.P.
2.650%, 01/15/25		500	$515,184
Ventas Realty LP
3.100%, 01/15/23		365	377,055
3.500%, 04/15/24		1,000	1,055,114
Verizon Communications, Inc.
3.450%, 03/15/21		215	219,210
ViacomCBS, Inc.
# 4.750%, 05/15/25		4,900	5,640,684
VMware, Inc.
# 2.950%, 08/21/22		1,000	1,043,707
Walgreen Co.
3.100%, 09/15/22		296	311,112
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		1,000	1,032,510
Waste Management, Inc.
4.600%, 03/01/21		1,139	1,154,603
Wells Fargo & Co.
2.094%, 04/25/22	CAD	3,000	2,278,338
1.500%, 09/12/22	EUR	750	906,495
Whirlpool Corp.
4.850%, 06/15/21		436	452,443
Williams Cos, Inc. (The)
4.300%, 03/04/24		1,000	1,094,274
3.900%, 01/15/25		596	653,161
Williams Cos., Inc. (The)
7.875%, 09/01/21		1,200	1,290,401
4.000%, 11/15/21		1,848	1,911,830
WR Berkley Corp.
4.625%, 03/15/22		975	1,025,224
Wyndham Destinations, Inc.
4.250%, 03/01/22		2,400	2,382,000
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Xilinx, Inc.
3.000%, 03/15/21	989	$1,003,537
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22	1,345	1,396,633
3.550%, 04/01/25	4,000	4,422,752
Zoetis, Inc.
3.250%, 02/01/23	1,000	1,061,528
TOTAL UNITED STATES		455,210,199
TOTAL BONDS		781,679,392
U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Notes
(r) 0.244%, 04/30/21	2,500	2,502,159
(r) 0.325%, 07/31/21	8,147	8,162,449
(r) 0.259%, 01/31/22	6,000	6,010,136
TOTAL U.S. TREASURY OBLIGATIONS		16,674,744
TOTAL INVESTMENT SECURITIES (Cost $778,160,065)		798,354,136

		Shares
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	2,163,632	25,035,381
TOTAL INVESTMENTS — (100.0%)
(Cost $803,194,694)^^			$823,389,517

As of July 31, 2020, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,670,223	GBP	2,134,394	Citibank, N.A.	08/05/20	$(123,714)
USD	51,727,115	EUR	45,800,154	Mellon Bank	08/10/20	(2,229,880)
USD	79,605,575	EUR	69,532,493	State Street Bank and Trust	08/21/20	(2,329,469)
USD	23,710,479	CAD	31,833,386	Citibank, N.A.	08/26/20	(56,731)
USD	67,488,572	EUR	58,274,751	State Street Bank and Trust	08/28/20	(1,190,879)
USD	79,768,903	EUR	67,968,417	Citibank, N.A.	09/02/20	(343,473)
Total (Depreciation)						$(6,274,146)

DFA Targeted Credit Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$20,096,584	—	$20,096,584
Belgium	—	7,089,992	—	7,089,992
Canada	—	43,939,527	—	43,939,527
Denmark	—	5,659,583	—	5,659,583
Finland	—	6,896,633	—	6,896,633
France	—	24,152,425	—	24,152,425
Germany	—	45,239,780	—	45,239,780
Ireland	—	1,082,474	—	1,082,474
Italy	—	17,194,445	—	17,194,445
Japan	—	32,433,719	—	32,433,719
Jersey, Channel Islands	—	2,296,036	—	2,296,036
Luxembourg	—	3,441,088	—	3,441,088
Netherlands	—	18,819,272	—	18,819,272
New Zealand	—	3,570,532	—	3,570,532
Norway	—	2,324,831	—	2,324,831
Spain	—	12,448,589	—	12,448,589
Supranational Organization Obligations	—	1,999,940	—	1,999,940
Sweden	—	6,545,637	—	6,545,637
Switzerland	—	11,763,448	—	11,763,448
United Kingdom	—	59,474,658	—	59,474,658
United States	—	455,210,199	—	455,210,199
U.S. Treasury Obligations	—	16,674,744	—	16,674,744
Securities Lending Collateral	—	25,035,381	—	25,035,381
Forward Currency Contracts**	—	(6,274,146)	—	(6,274,146)
TOTAL	—	$817,115,371	—	$817,115,371
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (18.3%)
	Federal Farm Credit Bank
	5.350%, 08/07/20	1,984	$1,985,150
	5.210%, 12/19/22	6,276	7,015,755
	4.800%, 02/13/23	576	642,343
	5.220%, 05/15/23	14,240	16,201,942
	2.630%, 08/03/26	5,760	6,481,542
	5.770%, 01/05/27	1,920	2,546,356
	Federal Home Loan Bank
	5.750%, 06/10/22	5,775	6,367,516
	3.250%, 03/08/24	29,405	32,440,673
	2.875%, 06/14/24	4,845	5,316,025
	5.375%, 08/15/24	5,490	6,593,163
	5.365%, 09/09/24	600	721,761
	2.875%, 09/13/24	67,240	74,051,885
	2.750%, 12/13/24	86,645	95,619,713
	3.125%, 09/12/25	10,000	11,338,132
	4.375%, 03/13/26	5,950	7,208,661
	5.750%, 06/12/26	11,775	15,309,038
	2.500%, 12/10/27	4,000	4,515,735
	3.000%, 03/10/28	30,815	36,035,974
	3.250%, 06/09/28	100,515	119,487,386
#	3.250%, 11/16/28	81,250	97,490,724
	2.125%, 09/14/29	10,000	11,111,069
	2.125%, 12/14/29	23,735	26,445,327
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	69,465	105,475,003
	6.750%, 03/15/31	70,931	112,214,568
	6.250%, 07/15/32	63,277	100,236,225
	Federal National Mortgage Association
#	2.625%, 09/06/24	96,431	105,691,364
#	2.125%, 04/24/26	86,970	95,029,266
	1.875%, 09/24/26	158,929	171,925,441
	6.250%, 05/15/29	88,908	129,358,330
	7.125%, 01/15/30	36,779	57,543,895
	7.250%, 05/15/30	58,101	92,370,311
	6.625%, 11/15/30	103,212	160,469,088
	Tennessee Valley Authority
	2.875%, 09/15/24	68,801	75,341,648
	6.750%, 11/01/25	25,327	33,277,667
	2.875%, 02/01/27	31,804	35,942,836
#	7.125%, 05/01/30	70,383	109,347,891
	TOTAL AGENCY OBLIGATIONS		1,969,149,403
BONDS — (56.8%)
AUSTRALIA — (1.6%)
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	6,000	6,817,228
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Australia & New Zealand Banking Group, Ltd.
	0.625%, 02/21/23	EUR	7,326	$8,799,379
#	3.700%, 11/16/25		6,110	7,029,206
BHP Billiton Finance USA, Ltd.
#	2.875%, 02/24/22		1,077	1,116,852
Commonwealth Bank of Australia
	2.400%, 11/02/20		3,605	3,623,271
#Ω	2.850%, 05/18/26		23,284	25,752,758
Ω	3.150%, 09/19/27		890	1,005,514
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		24,711	27,989,520
National Australia Bank, Ltd.
	2.500%, 05/22/22		1,000	1,038,149
	3.375%, 01/14/26		3,000	3,412,029
Ω	3.500%, 01/10/27		29,999	34,431,880
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,270	1,828,737
Westpac Banking Corp.
	2.500%, 06/28/22		3,538	3,683,764
	2.850%, 05/13/26		10,267	11,434,080
#	2.700%, 08/19/26		5,052	5,551,780
#	3.350%, 03/08/27		27,267	31,533,576
TOTAL AUSTRALIA				175,047,723
BELGIUM — (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		14,000	16,386,471
#	4.900%, 01/23/31		2,000	2,563,461
Dexia Credit Local SA
	1.375%, 12/07/22	GBP	20,000	26,810,496
Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	980,423
TOTAL BELGIUM				46,740,851
CANADA — (1.2%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		2,780	3,066,945
Bank of Montreal
	1.375%, 12/29/21	GBP	1,900	2,515,677
Bank of Nova Scotia (The)
#	4.375%, 01/13/21		2,092	2,130,187
	1.750%, 12/23/22	GBP	6,650	8,948,202
Brookfield Finance, Inc.
	4.350%, 04/15/30		5,500	6,451,665

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	18,319	$22,051,059
Canadian Natural Resources, Ltd.
	3.850%, 06/01/27		3,898	4,220,156
	2.950%, 07/15/30		3,922	4,023,600
Canadian Pacific Railway Co.
#	2.900%, 02/01/25		3,024	3,310,083
	3.700%, 02/01/26		4,880	5,503,452
Enbridge, Inc.
#	3.500%, 06/10/24		1,280	1,386,611
	3.700%, 07/15/27		275	306,534
Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		2,254	2,499,477
Ω	4.625%, 04/29/30		4,500	5,019,051
ITC Holdings Corp.
	3.650%, 06/15/24		9,714	10,655,539
Nutrien, Ltd.
	3.625%, 03/15/24		3,460	3,785,241
	3.000%, 04/01/25		3,460	3,761,810
Rogers Communications, Inc.
	3.000%, 03/15/23		1,765	1,875,718
Spectra Energy Partners L.P.
	4.750%, 03/15/24		1,915	2,151,592
Suncor Energy, Inc.
#	3.600%, 12/01/24		1,826	2,001,411
Thomson Reuters Corp.
#	4.300%, 11/23/23		5,120	5,633,135
	3.850%, 09/29/24		203	222,266
Toronto-Dominion Bank (The)
	2.125%, 04/07/21		7,407	7,500,984
	0.625%, 07/20/23	EUR	9,326	11,228,261
TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		780	784,019
	4.875%, 01/15/26		4,060	4,853,006
	4.250%, 05/15/28		1,300	1,537,256
	4.625%, 03/01/34		3,500	4,233,893
TOTAL CANADA				131,656,830
DENMARK — (0.5%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		1,058	1,060,929
Ω	2.800%, 03/10/21		6,530	6,621,880
	0.875%, 05/22/23	EUR	4,900	5,808,206
	0.750%, 06/02/23	EUR	4,700	5,657,459
Ω	4.375%, 06/12/28		2,000	2,293,820
Kommunekredit
	0.000%, 09/08/22	EUR	21,894	26,002,562
TOTAL DENMARK				47,444,856
FINLAND — (0.0%)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	1,000	1,204,704
			Face Amount^	Value†
			(000)

FRANCE — (1.1%)
Airbus SE
Ω	3.150%, 04/10/27		7,500	$7,940,934
BNP Paribas SA
	3.250%, 03/03/23		1,920	2,059,990
Ω	3.500%, 11/16/27		500	556,685
Ω	4.400%, 08/14/28		2,600	3,086,539
BPCE SA
	0.375%, 10/05/23	EUR	8,100	9,662,576
	4.000%, 04/15/24		10,414	11,603,063
Credit Agricole SA
	3.875%, 04/15/24		8,591	9,534,791
Electricite de France SA
Ω	3.625%, 10/13/25		6,638	7,499,887
Pernod Ricard SA
Ω	4.450%, 01/15/22		6,474	6,828,265
#Ω	3.250%, 06/08/26		14,827	16,745,926
Sanofi
	3.625%, 06/19/28		20,000	23,655,367
Total Capital International SA
	2.125%, 03/15/23	EUR	4,700	5,859,505
	3.750%, 04/10/24		9,600	10,675,872
TOTAL FRANCE				115,709,400
GERMANY — (1.3%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,685,878
Ω	4.375%, 12/15/28		14,000	16,571,620
Bayer U.S. Finance LLC
#Ω	3.375%, 10/08/24		9,544	10,447,459
BMW US Capital LLC
Ω	2.800%, 04/11/26		21,530	23,304,059
Ω	3.300%, 04/06/27		6,742	7,459,877
Daimler Finance North America LLC
#Ω	3.250%, 08/01/24		2,072	2,238,029
#	8.500%, 01/18/31		28,596	44,192,978
Deutsche Bank AG
	2.950%, 08/20/20		136	136,088
EMD Finance LLC
Ω	2.950%, 03/19/22		5,120	5,284,061
Siemens Financieringsmaatschappij NV
#Ω	6.125%, 08/17/26		7,621	9,991,760
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	4,500	5,347,111
	1.375%, 10/16/23	EUR	3,500	4,219,343
Volkswagen Financial Services NV
	1.625%, 06/09/22	GBP	5,000	6,578,628
TOTAL GERMANY				138,456,891
IRELAND — (0.2%)
CRH America Finance, Inc.
#Ω	3.950%, 04/04/28		1,520	1,721,118

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

IRELAND — (Continued)
Perrigo Finance Unlimited Co.
	3.150%, 06/15/30		13,333	$14,210,093
TOTAL IRELAND				15,931,211
ITALY — (0.2%)
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	3,108,342
Ω	4.875%, 06/14/29		10,000	12,288,193
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		3,400	3,696,918
TOTAL ITALY				19,093,453
JAPAN — (1.9%)
American Honda Finance Corp.
	1.950%, 05/20/22		10,000	10,280,607
	0.550%, 03/17/23	EUR	4,900	5,846,890
	2.300%, 09/09/26		21,110	22,711,166
Beam Suntory, Inc.
	3.250%, 06/15/23		1,743	1,820,900
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	3,822	4,567,120
#	3.850%, 03/01/26		1,195	1,376,275
	3.677%, 02/22/27		4,465	5,072,563
	3.741%, 03/07/29		3,500	4,051,940
	3.195%, 07/18/29		2,777	3,108,144
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		2,000	2,031,494
	1.020%, 10/11/23	EUR	5,461	6,592,785
	2.839%, 09/13/26		18,000	19,494,771
MUFG Americas Holdings Corp.
	3.500%, 06/18/22		5,472	5,766,969
MUFG Bank, Ltd.
	3.250%, 09/08/24		3,237	3,540,883
Nomura Holdings, Inc.
	3.103%, 01/16/30		400	432,156
StanCorp Financial Group, Inc.
	5.000%, 08/15/22		3,200	3,378,313
Sumitomo Mitsui Banking Corp.
	3.950%, 07/19/23		5,931	6,494,633
Sumitomo Mitsui Financial Group, Inc.
	0.606%, 01/18/22	EUR	4,000	4,751,028
	3.784%, 03/09/26		5,242	5,990,638
	3.040%, 07/16/29		18,167	20,120,416
Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	5,000	6,018,126
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Toyota Motor Credit Corp.
	3.300%, 01/12/22		2,605	$2,714,852
	2.625%, 01/10/23		2,999	3,148,240
#	3.200%, 01/11/27		26,976	30,617,180
	3.050%, 01/11/28		11,550	13,176,532
#	3.650%, 01/08/29		11,108	13,284,823
	TOTAL JAPAN			206,389,444
NETHERLANDS — (1.2%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,092,232
	Ahold Finance USA LLC
#	6.875%, 05/01/29		704	992,464
	Cooperatieve Rabobank UA
#	3.875%, 02/08/22		4,090	4,304,016
	0.750%, 08/29/23	EUR	1,200	1,440,756
	3.375%, 05/21/25		17,522	19,736,442
	Heineken NV
Ω	2.750%, 04/01/23		2,219	2,336,553
	ING Bank NV
Ω	2.050%, 08/15/21		5,000	5,089,953
	ING Groep NV
	1.000%, 09/20/23	EUR	2,400	2,904,985
	3.950%, 03/29/27		4,000	4,661,021
	4.050%, 04/09/29		4,000	4,791,081
	Shell International Finance BV
	2.250%, 11/10/20		4,646	4,669,747
#	3.250%, 05/11/25		31,117	34,833,097
	2.875%, 05/10/26		29,810	33,153,538
#	2.500%, 09/12/26		11,169	12,167,990
	TOTAL NETHERLANDS			132,173,875
NORWAY — (0.2%)
	Equinor ASA
#	2.450%, 01/17/23		3,586	3,753,203
	0.875%, 02/17/23	EUR	2,913	3,509,757
	2.650%, 01/15/24		6,950	7,438,534
	1.750%, 01/22/26		3,000	3,133,256
	Yara International ASA
Ω	3.148%, 06/04/30		5,800	6,263,365
	TOTAL NORWAY			24,098,115
SPAIN — (0.7%)
	Banco Santander SA
	3.800%, 02/23/28		7,000	7,798,574
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		17,590	19,412,622
	4.400%, 07/13/27		2,000	2,231,732
	Santander UK P.L.C.
	4.000%, 03/13/24		8,788	9,756,154
	Telefonica Emisiones SA
	5.462%, 02/16/21		829	851,054
	3.987%, 01/23/23	EUR	1,000	1,296,262

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
	4.570%, 04/27/23		7,532	$8,294,379
Telefonica Europe BV
	8.250%, 09/15/30		16,567	25,756,500
TOTAL SPAIN				75,397,277
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
	6.750%, 07/15/27		1,942	2,669,153
SWEDEN — (0.2%)
Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	9,390	11,133,148
	0.500%, 03/21/23	EUR	1,000	1,198,094
Swedbank AB
	0.300%, 09/06/22	EUR	4,800	5,689,422
TOTAL SWEDEN				18,020,664
SWITZERLAND — (0.7%)
ABB Finance USA, Inc.
	2.875%, 05/08/22		3,884	4,044,938
Credit Suisse AG
	3.000%, 10/29/21		3,011	3,108,139
#	3.625%, 09/09/24		16,390	18,269,009
Novartis Capital Corp.
#	3.100%, 05/17/27		10,983	12,506,208
Roche Holdings, Inc.
Ω	2.625%, 05/15/26		1,000	1,103,153
#Ω	2.375%, 01/28/27		14,000	15,314,706
UBS Group AG
Ω	4.125%, 09/24/25		20,990	24,102,907
TOTAL SWITZERLAND				78,449,060
UNITED KINGDOM — (2.9%)
AstraZeneca P.L.C.
	2.375%, 11/16/20		2,316	2,329,753
	3.375%, 11/16/25		8,259	9,380,305
	4.000%, 01/17/29		2,000	2,450,317
BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		1,239	1,245,757
Barclays P.L.C.
	1.500%, 04/01/22	EUR	2,800	3,361,654
	3.650%, 03/16/25		14,330	15,724,022
	4.375%, 01/12/26		9,970	11,360,416
BAT International Finance P.L.C.
	2.375%, 01/19/23	EUR	5,895	7,311,733
BP Capital Markets America, Inc.
#	3.245%, 05/06/22		2,848	2,986,362
	3.119%, 05/04/26		8,415	9,384,270
	3.017%, 01/16/27		6,773	7,498,988
BP Capital Markets P.L.C.
#	3.535%, 11/04/24		2,240	2,485,123
	3.017%, 01/16/27		1,700	1,848,004
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	3.279%, 09/19/27		11,000	$12,424,508
British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	2,800	3,383,291
	0.875%, 09/26/23	EUR	4,900	5,889,845
	5.125%, 12/04/28		7,200	8,970,064
Ω	3.250%, 11/08/29		3,000	3,328,410
Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	7,555	9,298,859
Diageo Capital P.L.C.
	2.375%, 10/24/29		1,350	1,478,785
	2.125%, 04/29/32		14,300	15,307,720
Diageo Investment Corp.
	2.875%, 05/11/22		131	136,873
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28		7,700	9,285,435
HSBC Holdings P.L.C.
	4.000%, 03/30/22		1,509	1,594,898
#	4.300%, 03/08/26		13,770	15,750,675
#	3.900%, 05/25/26		12,666	14,229,959
	4.950%, 03/31/30		13,500	16,522,449
HSBC USA, Inc.
	3.500%, 06/23/24		7,593	8,370,581
Janus Capital Group, Inc.
	4.875%, 08/01/25		9,046	10,177,877
Lloyds Banking Group P.L.C.
	1.000%, 11/09/23	EUR	300	361,429
	3.750%, 01/11/27		10,250	11,598,522
#	4.375%, 03/22/28		9,000	10,696,974
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		5,931	6,941,239
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	450	540,515
Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	5,228,968
Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	4,900	6,071,430
	4.800%, 04/05/26		4,800	5,651,666
NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	6,800	8,035,376
Praxair, Inc.
	2.200%, 08/15/22		800	825,549
Prudential P.L.C.
	3.125%, 04/14/30		1,500	1,667,344
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	1,604	1,694,186
Ω	3.625%, 10/14/25		18,425	19,049,054
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		4,380	4,829,248
TechnipFMC P.L.C.
	3.450%, 10/01/22		4,235	4,331,743
Unilever Capital Corp.
	2.000%, 07/28/26		1,900	2,038,518

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Vodafone Group P.L.C.
	7.875%, 02/15/30		7,107	$10,458,793
	TOTAL UNITED KINGDOM			313,537,487
UNITED STATES — (42.5%)
	3M Co.
	2.875%, 10/15/27		14,390	16,376,242
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	864	1,017,835
	Abbott Laboratories
#	2.950%, 03/15/25		12,469	13,753,063
	AbbVie, Inc.
Ω	3.450%, 03/15/22		12,881	13,396,927
Ω	3.250%, 10/01/22		7,562	7,927,867
	2.900%, 11/06/22		2,800	2,945,356
#	3.600%, 05/14/25		18,850	21,105,142
#	4.250%, 11/14/28		25,500	30,836,336
	Activision Blizzard, Inc.
#	3.400%, 06/15/27		6,308	7,137,609
	Adobe, Inc.
#	3.250%, 02/01/25		1,920	2,149,669
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		1,186	1,309,025
	Aetna, Inc.
	2.750%, 11/15/22		8,320	8,678,419
	3.500%, 11/15/24		5,359	5,916,673
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		3,410	3,725,118
	3.300%, 06/15/30		17,900	19,050,550
	Aflac, Inc.
	3.250%, 03/17/25		11,007	12,364,807
	Alabama Power Co.
	2.800%, 04/01/25		2,560	2,771,345
	Albemarle Corp.
	4.150%, 12/01/24		7,365	7,961,554
	Allstate Corp. (The)
	5.350%, 06/01/33		7,500	10,481,009
	Alphabet, Inc.
#	1.998%, 08/15/26		7,385	7,995,722
	Altria Group, Inc.
	4.750%, 05/05/21		208	214,997
	4.800%, 02/14/29		2,500	3,012,680
	3.400%, 05/06/30		10,500	11,723,921
	Amazon.com, Inc.
	3.150%, 08/22/27		9,200	10,643,701
	Ameren Corp.
	2.700%, 11/15/20		988	992,836
	3.650%, 02/15/26		10,631	12,065,337
	American Express Credit Corp.
	2.250%, 05/05/21		148	149,963
	3.300%, 05/03/27		16,929	19,588,609
	American International Group, Inc.
	4.875%, 06/01/22		1,425	1,538,910
	1.500%, 06/08/23	EUR	2,000	2,428,793
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
4.125%, 02/15/24	10,069	$11,249,901
# 3.750%, 07/10/25	9,247	10,423,649
3.900%, 04/01/26	6,429	7,388,737
4.200%, 04/01/28	2,100	2,475,715
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,340,291
2.950%, 09/01/27	584	655,646
Ameriprise Financial, Inc.
4.000%, 10/15/23	3,722	4,143,088
# 2.875%, 09/15/26	6,175	6,840,246
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,328,251
3.450%, 12/15/27	3,000	3,436,915
# 2.800%, 05/15/30	28,800	31,284,041
Amgen, Inc.
# 3.625%, 05/22/24	6,399	7,092,351
3.125%, 05/01/25	3,200	3,546,510
# 2.600%, 08/19/26	10,375	11,388,423
Analog Devices, Inc.
3.900%, 12/15/25	4,965	5,718,056
# 3.500%, 12/05/26	11,977	13,650,859
Anheuser-Busch InBev Worldwide, Inc.
5.875%, 06/15/35	2,846	4,039,166
Anthem, Inc.
4.350%, 08/15/20	1,087	1,088,357
3.125%, 05/15/22	1,277	1,336,577
# 3.500%, 08/15/24	4,986	5,496,034
3.650%, 12/01/27	4,000	4,610,498
4.101%, 03/01/28	16,600	19,811,385
5.950%, 12/15/34	1,300	1,877,273
Aon Corp.
4.500%, 12/15/28	2,300	2,815,113
3.750%, 05/02/29	1,500	1,759,104
# 2.800%, 05/15/30	5,000	5,509,776
Aon P.L.C.
4.000%, 11/27/23	4,000	4,403,741
3.500%, 06/14/24	9,147	10,066,837
Apple, Inc.
3.250%, 02/23/26	19,942	22,627,470
2.450%, 08/04/26	17,090	18,774,780
3.350%, 02/09/27	33,607	38,748,279
3.000%, 06/20/27	11,436	12,982,685
3.000%, 11/13/27	26,919	30,726,574
Applied Materials, Inc.
3.300%, 04/01/27	16,750	19,398,319
Archer-Daniels-Midland Co.
2.500%, 08/11/26	4,942	5,414,028
Arizona Public Service Co.
3.150%, 05/15/25	9,580	10,536,359
Arrow Electronics, Inc.
3.875%, 01/12/28	12,338	13,459,580
Assurant, Inc.
4.000%, 03/15/23	6,399	6,829,713
AT&T, Inc.
3.550%, 06/01/24	2,980	3,295,458
# 3.950%, 01/15/25	8,885	10,006,558

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.400%, 05/15/25		15,079	$16,770,208
3.600%, 07/15/25		12,500	14,069,647
3.800%, 02/15/27		8,782	10,038,384
2.750%, 06/01/31		1,000	1,070,421
Autodesk, Inc.
4.375%, 06/15/25		3,015	3,443,923
3.500%, 06/15/27		12,009	13,744,695
Automatic Data Processing, Inc.
# 3.375%, 09/15/25		12,356	14,009,628
AutoZone, Inc.
2.875%, 01/15/23		11,988	12,537,229
3.125%, 07/15/23		1,270	1,355,842
3.250%, 04/15/25		6,203	6,843,964
3.125%, 04/21/26		988	1,089,980
Avnet, Inc.
# 4.625%, 04/15/26		5,560	6,220,441
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		20,320	22,074,974
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
# 3.337%, 12/15/27		1,900	2,100,415
Baltimore Gas & Electric Co.
# 2.400%, 08/15/26		692	748,562
Bank of America Corp.
# 4.000%, 04/01/24		6,120	6,844,861
# 3.875%, 08/01/25		2,350	2,687,819
Bank of America Corp. Floating Rate Note
(r) 3.419%, 12/20/28		15,341	17,344,033
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		10,524	11,612,058
3.000%, 02/24/25		1,913	2,109,313
# 1.600%, 04/24/25		21,050	21,979,040
2.800%, 05/04/26		7,088	7,938,810
BAT Capital Corp.
4.906%, 04/02/30		8,000	9,656,863
Baxter International, Inc.
2.600%, 08/15/26		4,951	5,487,844
Bemis Co., Inc.
# 4.500%, 10/15/21		640	656,091
# 2.630%, 06/19/30		2,500	2,653,803
Berkshire Hathaway Finance Corp.
# 1.850%, 03/12/30		14,000	14,860,473
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	650	780,905
3.125%, 03/15/26		33,128	37,419,039
Best Buy Co., Inc.
4.450%, 10/01/28		19,493	23,037,477
Biogen, Inc.
4.050%, 09/15/25		8,950	10,347,628
# 2.250%, 05/01/30		4,320	4,523,950
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Black Hills Corp.
	2.500%, 06/15/30		2,850	$3,015,661
	4.350%, 05/01/33		1,750	2,086,563
	BlackRock, Inc.
	3.200%, 03/15/27		24,563	28,137,531
	3.250%, 04/30/29		6,942	8,193,403
	2.400%, 04/30/30		20,000	22,253,174
	Boeing Co. (The)
	8.750%, 08/15/21		977	1,052,941
#	2.500%, 03/01/25		6,399	6,317,498
	2.600%, 10/30/25		2,568	2,546,067
#	2.950%, 02/01/30		5,000	4,797,631
#	3.250%, 02/01/35		2,463	2,300,263
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,000	2,375,220
	2.150%, 11/25/22	EUR	4,020	4,900,503
	3.600%, 06/01/26		4,494	5,052,517
	4.625%, 04/13/30		7,210	8,781,094
	BP Capital Markets America, Inc.
#	4.234%, 11/06/28		1,267	1,523,734
	Bristol-Myers Squibb Co.
#	2.000%, 08/01/22		4,244	4,374,732
#	4.000%, 08/15/23		8,237	9,103,031
#	3.625%, 05/15/24		4,433	4,910,598
	Broadcom, Inc.
Ω	4.300%, 11/15/32		21,000	24,090,769
	Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	5,141,519
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		15,000	16,239,541
	Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		4,279	4,767,453
	7.000%, 12/15/25		858	1,135,174
	CA, Inc.
	4.700%, 03/15/27		17,502	19,551,251
	Camden Property Trust
	2.800%, 05/15/30		1,500	1,667,149
	Campbell Soup Co.
	2.500%, 08/02/22		1,939	2,004,201
	3.300%, 03/19/25		4,045	4,436,883
	4.150%, 03/15/28		5,628	6,614,327
	Capital One Financial Corp.
	4.750%, 07/15/21		1,956	2,036,553
	3.750%, 04/24/24		4,607	5,041,609
	0.800%, 06/12/24	EUR	2,650	3,091,290
	3.200%, 02/05/25		2,700	2,940,535
	3.750%, 03/09/27		14,165	15,920,213
	3.800%, 01/31/28		5,600	6,316,555
	Cardinal Health, Inc.
	3.200%, 06/15/22		3,840	4,012,277
#	3.410%, 06/15/27		17,718	20,152,204
	Cargill, Inc.
Ω	2.125%, 04/23/30		6,060	6,417,714
	Carrier Global Corp.
#Ω	2.700%, 02/15/31		2,500	2,636,118

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Caterpillar, Inc.
# 2.600%, 06/26/22	2,531	$2,621,291
CenterPoint Energy Resources Corp.
4.000%, 04/01/28	4,800	5,546,722
Charles Schwab Corp. (The)
# 3.000%, 03/10/25	12,777	14,013,723
Chevron Corp.
1.554%, 05/11/25	10,000	10,421,515
2.954%, 05/16/26	11,356	12,711,813
Chubb INA Holdings, Inc.
2.875%, 11/03/22	1,852	1,948,348
2.700%, 03/13/23	2,965	3,136,098
3.350%, 05/15/24	5,120	5,674,865
Cigna Corp.
3.900%, 02/15/22	4,767	5,008,947
3.500%, 06/15/24	8,342	9,145,828
3.250%, 04/15/25	4,500	4,949,500
# 3.400%, 03/01/27	14,920	16,877,350
4.375%, 10/15/28	2,500	3,018,703
2.400%, 03/15/30	2,700	2,873,328
Cincinnati Financial Corp.
6.920%, 05/15/28	4,000	5,372,547
Citigroup, Inc.
4.500%, 01/14/22	1,472	1,556,275
# 3.300%, 04/27/25	5,679	6,321,276
Citizens Bank N.A.
# 3.750%, 02/18/26	4,000	4,578,174
Clorox Co. (The)
# 3.100%, 10/01/27	5,077	5,786,992
3.900%, 05/15/28	16,112	19,343,618
CME Group, Inc.
3.000%, 03/15/25	2,833	3,124,918
CMS Energy Corp.
3.875%, 03/01/24	1,725	1,891,466
3.600%, 11/15/25	3,163	3,551,286
3.000%, 05/15/26	4,942	5,391,815
CNA Financial Corp.
4.500%, 03/01/26	22,057	25,852,342
3.900%, 05/01/29	2,450	2,796,520
Coca-Cola Co. (The)
3.200%, 11/01/23	13,789	15,036,206
2.250%, 09/01/26	12,603	13,770,663
# 2.900%, 05/25/27	13,535	15,035,028
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,731	3,315,295
Comcast Corp.
# 3.375%, 08/15/25	4,946	5,568,425
# 3.150%, 03/01/26	9,198	10,386,011
# 3.150%, 02/15/28	5,000	5,712,987
4.250%, 10/15/30	5,000	6,270,242
4.250%, 01/15/33	5,000	6,360,659
7.050%, 03/15/33	2,200	3,462,957
Comerica, Inc.
4.000%, 02/01/29	6,000	6,948,862
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Conagra Brands, Inc.
	3.200%, 01/25/23	4,643	$4,923,450
	4.850%, 11/01/28	970	1,201,602
	ConocoPhillips Co.
#	4.950%, 03/15/26	14,112	17,126,742
	Consolidated Edison Co. of New York, Inc.
#	3.300%, 12/01/24	1,280	1,403,293
	Constellation Brands, Inc.
	3.600%, 02/15/28	10,825	12,293,248
	3.150%, 08/01/29	7,000	7,748,031
	Corning, Inc.
	3.700%, 11/15/23	2,710	2,896,507
	Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	22,017,009
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	7,565,118
#Ω	3.500%, 08/15/27	1,200	1,357,410
	CSX Corp.
	4.250%, 06/01/21	748	764,259
	CVS Health Corp.
	3.375%, 08/12/24	11,857	12,950,434
	3.875%, 07/20/25	13,408	15,220,171
	3.250%, 08/15/29	4,000	4,504,790
	Danaher Corp.
#	3.350%, 09/15/25	1,483	1,665,838
	Deere & Co.
	5.375%, 10/16/29	467	624,882
	DENTSPLY SIRONA, Inc.
	3.250%, 06/01/30	5,500	6,016,587
	Discover Bank
	4.650%, 09/13/28	2,800	3,293,936
	Discovery Communications LLC
	3.900%, 11/15/24	5,376	5,917,090
	3.450%, 03/15/25	5,671	6,233,707
	Dollar General Corp.
#	3.250%, 04/15/23	5,733	6,113,007
	4.150%, 11/01/25	1,604	1,867,456
	Dollar Tree, Inc.
	4.200%, 05/15/28	21,641	25,748,331
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,916	2,929,894
	Dominion Energy, Inc.
	3.900%, 10/01/25	10,013	11,449,726
	Dow Chemical Co. (The)
	3.500%, 10/01/24	6,952	7,611,734
	DTE Energy Co.
	3.850%, 12/01/23	960	1,045,402
	2.850%, 10/01/26	1,000	1,090,091
#	6.375%, 04/15/33	2,305	3,207,324
	Duke Energy Corp.
	3.750%, 04/15/24	5,205	5,773,766
	DXC Technology Co.
	4.450%, 09/18/22	3,200	3,347,010
#	4.750%, 04/15/27	35,329	39,640,399

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	E*TRADE Financial Corp.
	4.500%, 06/20/28		8,496	$9,997,561
	Eastman Chemical Co.
	4.500%, 01/15/21		88	88,640
	3.600%, 08/15/22		297	311,874
	1.500%, 05/26/23	EUR	7,630	9,193,691
	3.800%, 03/15/25		9,527	10,556,967
	Eaton Corp.
	4.000%, 11/02/32		13,775	16,894,814
	Eaton Vance Corp.
	3.500%, 04/06/27		10,462	11,550,410
	eBay, Inc.
	3.800%, 03/09/22		5,177	5,438,470
#	2.600%, 07/15/22		1,688	1,748,221
	3.600%, 06/05/27		13,375	15,235,167
	Ecolab, Inc.
	4.350%, 12/08/21		480	505,586
#	2.700%, 11/01/26		4,448	5,015,609
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30		4,000	4,273,427
	Electronic Arts, Inc.
	4.800%, 03/01/26		15,000	18,034,553
	Emerson Electric Co.
#	3.150%, 06/01/25		5,312	5,928,303
	Enterprise Products Operating LLC
	3.900%, 02/15/24		1,680	1,852,074
	3.700%, 02/15/26		4,976	5,660,692
	6.875%, 03/01/33		700	942,799
	EOG Resources, Inc.
	4.100%, 02/01/21		1,722	1,752,507
	3.150%, 04/01/25		6,718	7,404,216
	4.375%, 04/15/30		1,000	1,217,069
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		6,590	7,200,934
	ERP Operating L.P.
#	2.500%, 02/15/30		2,800	3,069,469
	Evergy, Inc.
	4.850%, 06/01/21		2,466	2,529,487
	Eversource Energy
	2.800%, 05/01/23		4,743	4,989,039
	4.250%, 04/01/29		1,000	1,207,088
	Exelon Corp.
	2.450%, 04/15/21		370	374,602
	3.950%, 06/15/25		417	478,104
	3.400%, 04/15/26		20,540	23,257,429
	Expedia Group, Inc.
	3.250%, 02/15/30		1,250	1,181,291
	Exxon Mobil Corp.
#	3.176%, 03/15/24		2,929	3,175,151
#	2.440%, 08/16/29		1,500	1,643,401
	FedEx Corp.
#	2.625%, 08/01/22		2,607	2,713,583
	1.000%, 01/11/23	EUR	8,560	10,256,891
#	4.000%, 01/15/24		6,991	7,805,086
	3.200%, 02/01/25		1,744	1,919,779
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
#	3.400%, 02/15/28		5,250	$5,876,011
	4.900%, 01/15/34		2,075	2,709,692
	3.900%, 02/01/35		800	909,927
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		4,000	4,346,558
	Fifth Third Bancorp
#	3.950%, 03/14/28		26,032	30,990,651
	FirstEnergy Corp.
	7.375%, 11/15/31		2,368	3,401,446
	Flex, Ltd.
	4.875%, 06/15/29		1,700	1,960,244
	Fluor Corp.
	1.750%, 03/21/23	EUR	3,600	3,090,192
	FMR LLC
Ω	4.950%, 02/01/33		2,400	3,315,093
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		4,300	4,808,051
	GATX Corp.
	3.250%, 03/30/25		5,120	5,466,878
	3.250%, 09/15/26		7,749	8,293,414
	GE Capital Funding LLC
Ω	4.550%, 05/15/32		4,000	4,279,609
	General Electric Co.
	6.750%, 03/15/32		29,038	36,580,855
	General Mills, Inc.
	4.200%, 04/17/28		8,600	10,357,675
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		14,136	15,992,747
	4.350%, 01/17/27		1,863	2,016,920
	Georgia Power Co.
	3.250%, 04/01/26		3,000	3,348,885
#	3.250%, 03/30/27		15,966	17,615,008
	Georgia-Pacific LLC
	7.750%, 11/15/29		1,000	1,513,450
	Gilead Sciences, Inc.
	4.400%, 12/01/21		1,414	1,476,917
#	3.700%, 04/01/24		10,612	11,761,648
#	3.650%, 03/01/26		8,806	10,152,711
	Global Payments, Inc.
	4.800%, 04/01/26		7,031	8,362,063
	4.450%, 06/01/28		8,020	9,574,891
	Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		2,240	2,345,942
	4.000%, 03/03/24		26,404	29,329,362
#	3.750%, 05/22/25		8,213	9,185,017
	3.750%, 02/25/26		10,350	11,729,908
#	3.800%, 03/15/30		12,000	14,102,607
	6.125%, 02/15/33		967	1,395,699
	Halliburton Co.
	3.500%, 08/01/23		333	354,436
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,593	5,958,691

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Hasbro, Inc.
	3.500%, 09/15/27		3,300	$3,472,212
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		5,600	5,765,111
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		6,965	8,050,196
	Honeywell International, Inc.
	2.500%, 11/01/26		9,698	10,766,339
	Hormel Foods Corp.
	4.125%, 04/15/21		1,479	1,498,365
	HP, Inc.
#	3.400%, 06/17/30		49,335	53,134,913
	Humana, Inc.
	3.850%, 10/01/24		7,825	8,685,839
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,582	1,605,272
	2.300%, 01/14/22		2,292	2,349,956
	Hyatt Hotels Corp.
	3.375%, 07/15/23		430	433,476
	Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,217,996
	3.500%, 03/01/24		6,399	7,036,344
	Intel Corp.
	2.700%, 12/15/22		413	435,529
#	3.150%, 05/11/27		2,500	2,841,126
	4.000%, 12/15/32		3,200	4,074,703
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		12,500	14,386,250
	International Business Machines Corp.
	3.375%, 08/01/23		4,409	4,773,703
#	3.625%, 02/12/24		9,600	10,631,710
	3.300%, 01/27/27		26,154	29,718,802
	1.950%, 05/15/30		22,940	23,983,664
	International Paper Co.
#	3.650%, 06/15/24		7,850	8,734,226
	3.800%, 01/15/26		3,050	3,489,194
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		3,903	4,319,232
#	4.750%, 03/30/30		1,175	1,423,954
	Interstate Power and Light Co.
#	2.300%, 06/01/30		3,978	4,221,231
	Jabil, Inc.
	3.600%, 01/15/30		10,250	10,919,873
	3.000%, 01/15/31		7,633	7,742,513
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		6,594	7,516,685
	JM Smucker Co. (The)
	3.500%, 03/15/25		6,042	6,780,949
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Johnson & Johnson
	2.450%, 03/01/26		3,212	$3,560,932
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	13,315	16,085,934
	3.625%, 07/02/24		915	991,606
	JPMorgan Chase & Co.
	2.750%, 02/01/23	EUR	5,750	7,232,017
	3.625%, 05/13/24		12,131	13,462,500
	3.900%, 07/15/25		22,416	25,525,541
	3.200%, 06/15/26		676	759,299
	2.950%, 10/01/26		500	555,591
	Juniper Networks, Inc.
	4.500%, 03/15/24		4,224	4,748,992
#	3.750%, 08/15/29		4,000	4,598,000
	Kellogg Co.
#	3.250%, 04/01/26		13,739	15,605,423
	3.400%, 11/15/27		14,600	16,641,467
	7.450%, 04/01/31		6,959	10,349,942
	Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25		5,885	6,651,918
	KeyBank NA
#	3.300%, 06/01/25		750	840,313
	KeyCorp
	2.900%, 09/15/20		319	319,916
	5.100%, 03/24/21		101	104,071
	Kimberly-Clark Corp.
	2.400%, 06/01/23		1,920	2,021,143
	Kraft Heinz Foods Co.
#	3.950%, 07/15/25		9,288	10,208,083
	Kroger Co. (The)
#	3.850%, 08/01/23		3,341	3,644,131
	7.500%, 04/01/31		16,177	23,656,976
	L3Harris Technologies, Inc.
	3.950%, 05/28/24		2,469	2,714,443
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		3,840	4,217,512
	3.600%, 09/01/27		2,500	2,861,574
	Lam Research Corp.
	3.800%, 03/15/25		4,094	4,657,870
#	4.000%, 03/15/29		3,000	3,648,665
	Lazard Group LLC
#	4.500%, 09/19/28		18,426	21,399,951
	Lear Corp.
	3.800%, 09/15/27		3,495	3,669,508
	Legg Mason, Inc.
#	3.950%, 07/15/24		4,736	5,187,669
	4.750%, 03/15/26		9,317	10,801,289
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		10,665	12,985,282
	Lincoln National Corp.
#	3.400%, 01/15/31		3,680	4,153,258
	Lockheed Martin Corp.
#	2.900%, 03/01/25		4,480	4,930,141
	3.550%, 01/15/26		4,800	5,512,427

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Loews Corp.
2.625%, 05/15/23		3,761	$3,974,223
3.750%, 04/01/26		11,870	13,626,194
Lowe's Cos., Inc.
3.120%, 04/15/22		292	303,726
3.375%, 09/15/25		5,183	5,839,301
LYB International Finance II BV
1.875%, 03/02/22	EUR	4,900	5,871,582
3.500%, 03/02/27		4,166	4,673,265
LyondellBasell Industries NV
5.750%, 04/15/24		5,827	6,776,000
Manufacturers & Traders Trust Co.
2.900%, 02/06/25		8,028	8,818,771
Marathon Petroleum Corp.
# 3.625%, 09/15/24		7,691	8,275,712
Marriott International, Inc.
2.875%, 03/01/21		609	614,551
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		8,320	9,140,776
3.750%, 03/14/26		3,300	3,805,419
Mastercard, Inc.
1.100%, 12/01/22	EUR	405	489,014
# 2.950%, 11/21/26		2,700	3,073,521
Maxim Integrated Products, Inc.
3.450%, 06/15/27		5,931	6,553,093
McDonald's Corp.
2.000%, 06/01/23	EUR	3,100	3,861,259
0.625%, 01/29/24	EUR	8,900	10,672,669
McKesson Corp.
3.796%, 03/15/24		3,348	3,692,680
4.750%, 05/30/29		7,500	9,263,612
Medtronic, Inc.
3.500%, 03/15/25		880	994,580
Merck & Co., Inc.
2.750%, 02/10/25		11,609	12,674,619
3.400%, 03/07/29		5,000	5,907,757
MetLife, Inc.
# 3.600%, 04/10/24		6,140	6,829,808
5.700%, 06/15/35		4,000	6,009,711
Micron Technology, Inc.
4.663%, 02/15/30		330	396,816
Microsoft Corp.
2.700%, 02/12/25		1,567	1,719,733
# 2.400%, 08/08/26		29,634	32,625,551
3.300%, 02/06/27		14,692	17,007,666
Molson Coors Beverage Co.
3.500%, 05/01/22		2,787	2,905,238
3.000%, 07/15/26		18,416	19,452,058
Morgan Stanley
5.500%, 07/28/21		165	173,215
3.875%, 04/29/24		8,982	10,014,869
# 3.875%, 01/27/26		18,683	21,450,503
3.625%, 01/20/27		19,726	22,674,751
7.250%, 04/01/32		7,000	10,787,503
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Mosaic Co. (The)
	4.250%, 11/15/23	2,565	$2,744,915
#	4.050%, 11/15/27	6,000	6,476,746
	Motorola Solutions, Inc.
	3.750%, 05/15/22	1,799	1,886,282
#	3.500%, 03/01/23	3,200	3,415,791
	4.600%, 05/23/29	4,700	5,510,887
	MPLX L.P.
#	4.125%, 03/01/27	12,020	13,131,731
	Mylan NV
	3.950%, 06/15/26	18,167	20,759,026
	Mylan, Inc.
	4.200%, 11/29/23	4,480	4,926,130
	Nasdaq, Inc.
	4.250%, 06/01/24	1,666	1,879,565
	National Oilwell Varco, Inc.
#	2.600%, 12/01/22	1,046	1,067,677
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	2,708	4,333,034
	NetApp, Inc.
	3.250%, 12/15/22	1,088	1,132,293
#	3.300%, 09/29/24	3,451	3,769,447
	2.700%, 06/22/30	5,000	5,313,692
	Newmont Corp.
	3.625%, 06/09/21	3,975	4,057,710
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21	828	847,096
	3.550%, 05/01/27	25,641	29,747,861
	NIKE, Inc.
#	2.375%, 11/01/26	28,083	30,739,733
	NiSource, Inc.
	3.850%, 02/15/23	2,335	2,502,588
	Northern Trust Corp.
	1.950%, 05/01/30	23,270	24,724,781
	Northrop Grumman Corp.
	3.250%, 08/01/23	988	1,071,591
	Nucor Corp.
#	3.950%, 05/01/28	10,245	12,031,147
#	2.700%, 06/01/30	9,000	9,753,093
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	3,120,950
	NVIDIA Corp.
#	3.200%, 09/16/26	3,800	4,310,463
	Ohio Power Co.
	5.375%, 10/01/21	2,308	2,443,666
	Omnicom Group, Inc.
	4.200%, 06/01/30	9,000	10,700,841
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,706,837
	ONEOK, Inc.
	4.000%, 07/13/27	6,623	6,814,287
	Oracle Corp.
	2.950%, 05/15/25	15,400	17,002,280
	2.650%, 07/15/26	39,785	43,820,658

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	3.250%, 11/15/27	36,794	$42,111,622
	O'Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	24,944,637
	Owens Corning
	3.875%, 06/01/30	6,350	6,970,069
	Packaging Corp. of America
	4.500%, 11/01/23	3,888	4,299,788
	Parker-Hannifin Corp.
	3.300%, 11/21/24	3,093	3,400,758
#	3.250%, 06/14/29	6,200	7,054,131
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,091,873
	PepsiCo, Inc.
	2.750%, 03/05/22	2,810	2,924,226
	3.500%, 07/17/25	10,309	11,773,561
	PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,917,014
	Pfizer, Inc.
#	3.000%, 12/15/26	42,108	48,144,552
	3.450%, 03/15/29	5,000	5,979,430
	Philip Morris International, Inc.
	3.250%, 11/10/24	7,098	7,880,382
	3.125%, 08/17/27	2,000	2,255,314
	3.375%, 08/15/29	6,000	6,961,555
	2.100%, 05/01/30	10,750	11,383,662
	Phillips 66
	4.300%, 04/01/22	2,235	2,371,054
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	23,603	25,580,901
	3.750%, 03/01/28	3,265	3,475,216
	3.150%, 12/15/29	8,000	8,154,499
	PNC Bank NA
#	2.950%, 02/23/25	8,093	8,893,945
#	3.250%, 06/01/25	8,000	8,945,372
	PNC Financial Services Group, Inc. (The)
	4.375%, 08/11/20	267	267,217
	3.300%, 03/08/22	795	830,234
	PPG Industries, Inc.
#	3.750%, 03/15/28	12,376	14,864,461
	2.800%, 08/15/29	2,603	2,853,471
	2.550%, 06/15/30	9,250	9,972,592
	PPL Capital Funding, Inc.
	3.400%, 06/01/23	3,334	3,548,004
#	3.100%, 05/15/26	11,200	12,454,349
	Precision Castparts Corp.
#	3.250%, 06/15/25	30,987	34,692,483
	Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,739,167
#	3.400%, 05/15/25	5,700	6,365,267
	3.100%, 11/15/26	5,472	6,011,148
	Procter & Gamble Co. (The)
	2.450%, 11/03/26	1,077	1,194,540
#	2.850%, 08/11/27	12,850	14,666,004
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Progress Energy, Inc.
7.750%, 03/01/31	2,500	$3,774,355
Prudential Financial, Inc.
3.878%, 03/27/28	1,215	1,446,022
PSEG Power LLC
4.300%, 11/15/23	5,815	6,427,564
Puget Energy, Inc.
6.000%, 09/01/21	7,900	8,329,177
QUALCOMM, Inc.
3.450%, 05/20/25	15,743	17,715,446
Quest Diagnostics, Inc.
3.500%, 03/30/25	384	426,904
Raytheon Technologies Corp.
7.500%, 09/15/29	615	909,222
Reinsurance Group of America, Inc.
5.000%, 06/01/21	960	995,060
4.700%, 09/15/23	3,840	4,240,380
3.950%, 09/15/26	16,189	18,102,063
# 3.150%, 06/15/30	15,855	17,162,574
RELX Capital, Inc.
3.000%, 05/22/30	900	1,000,378
Republic Services, Inc.
3.550%, 06/01/22	4,488	4,710,336
Rockwell Automation, Inc.
2.875%, 03/01/25	5,738	6,215,655
Roper Technologies, Inc.
3.000%, 12/15/20	1,285	1,295,048
Ross Stores, Inc.
4.800%, 04/15/30	6,000	7,284,082
salesforce.com, Inc.
3.700%, 04/11/28	12,800	15,212,762
Sempra Energy
2.850%, 11/15/20	3,650	3,662,952
4.050%, 12/01/23	2,205	2,425,775
3.550%, 06/15/24	6,528	7,151,573
Sherwin-Williams Co. (The)
3.450%, 08/01/25	6,794	7,560,644
3.450%, 06/01/27	1,035	1,188,292
2.950%, 08/15/29	6,000	6,703,635
Southern Co. (The)
3.250%, 07/01/26	8,992	10,210,373
Southern Power Co.
4.150%, 12/01/25	5,433	6,337,633
Southwest Airlines Co.
2.650%, 11/05/20	1,140	1,142,614
3.000%, 11/15/26	8,466	8,239,615
Southwest Gas Corp.
3.700%, 04/01/28	2,900	3,340,175
# 2.200%, 06/15/30	13,700	14,739,845
Stanley Black & Decker, Inc.
2.300%, 03/15/30	3,000	3,218,908
Starbucks Corp.
3.850%, 10/01/23	1,231	1,350,827
State Street Corp.
3.300%, 12/16/24	13,947	15,605,652
# 3.550%, 08/18/25	8,254	9,441,552

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Steel Dynamics, Inc.
3.250%, 01/15/31		10,125	$11,073,962
Steelcase Inc.
5.125%, 01/18/29		3,000	3,238,804
Stryker Corp.
2.625%, 03/15/21		896	906,552
3.375%, 05/15/24		512	561,167
3.375%, 11/01/25		11,427	12,877,655
# 3.650%, 03/07/28		25,656	30,159,311
Sysco Corp.
2.600%, 10/01/20		2,965	2,969,558
3.750%, 10/01/25		685	757,500
# 3.300%, 07/15/26		18,844	20,456,604
3.250%, 07/15/27		4,934	5,311,551
Target Corp.
# 2.500%, 04/15/26		4,468	4,919,497
TCI Communications, Inc.
7.875%, 02/15/26		1,520	2,089,148
TD Ameritrade Holding Corp.
2.950%, 04/01/22		1,785	1,854,573
3.625%, 04/01/25		7,358	8,233,807
Texas Instruments, Inc.
2.900%, 11/03/27		3,500	3,967,507
TJX Cos., Inc. (The)
2.250%, 09/15/26		20,681	22,170,597
# 3.750%, 04/15/27		2,800	3,248,956
Toyota Motor Credit Corp.
2.150%, 09/08/22		6,000	6,214,351
Travelers Property Casualty Corp.
6.375%, 03/15/33		800	1,212,449
Truist Financial Corp.
2.900%, 03/03/21		748	757,842
3.700%, 06/05/25		14,345	16,406,787
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		9,588	10,702,692
7.000%, 03/01/32		1,340	2,031,611
Tyson Foods, Inc.
4.500%, 06/15/22		5,527	5,881,186
U.S. Bank NA
# 2.800%, 01/27/25		5,950	6,505,885
Union Pacific Corp.
2.750%, 04/15/23		640	675,067
# 3.250%, 01/15/25		9,515	10,461,360
# 3.950%, 09/10/28		22,950	27,608,998
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	850	1,014,695
# 3.050%, 11/15/27		2,127	2,428,889
UnitedHealth Group, Inc.
2.750%, 02/15/23		8,672	9,163,681
3.750%, 07/15/25		12,530	14,409,453
3.100%, 03/15/26		1,290	1,457,489
3.850%, 06/15/28		1,500	1,803,689
Unum Group
4.000%, 03/15/24		5,051	5,479,122
3.875%, 11/05/25		1,977	2,122,036
4.000%, 06/15/29		10,963	11,872,540
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
US Bancorp
2.350%, 01/29/21	806	$812,803
Valero Energy Corp.
# 3.400%, 09/15/26	8,918	9,831,417
7.500%, 04/15/32	580	834,108
Ventas Realty L.P.
3.000%, 01/15/30	1,100	1,121,730
Verizon Communications, Inc.
3.376%, 02/15/25	531	596,129
# 2.625%, 08/15/26	2,026	2,240,232
# 4.125%, 03/16/27	3,000	3,591,244
4.329%, 09/21/28	2,000	2,465,701
4.016%, 12/03/29	17,153	20,967,589
VF Corp.
2.800%, 04/23/27	1,000	1,078,497
# 2.950%, 04/23/30	516	567,618
ViacomCBS, Inc.
3.875%, 04/01/24	4,899	5,358,414
3.500%, 01/15/25	2,364	2,596,915
2.900%, 01/15/27	26,061	28,077,599
7.875%, 07/30/30	1,137	1,674,498
# 4.200%, 05/19/32	12,600	14,467,394
Visa, Inc.
# 3.150%, 12/14/25	14,555	16,414,846
2.050%, 04/15/30	37,050	40,241,371
VMware, Inc.
4.650%, 05/15/27	6,600	7,555,012
3.900%, 08/21/27	1,024	1,127,639
Walgreen Co.
3.100%, 09/15/22	3,807	4,001,361
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	7,828	8,082,487
3.450%, 06/01/26	1,465	1,616,299
# 3.200%, 04/15/30	2,813	2,991,153
Walmart, Inc.
3.700%, 06/26/28	5,000	6,017,211
# 3.250%, 07/08/29	8,465	10,013,788
2.375%, 09/24/29	14,101	15,740,743
Walt Disney Co. (The)
# 3.700%, 09/15/24	14,364	16,039,859
1.750%, 01/13/26	5,000	5,224,790
2.650%, 01/13/31	2,000	2,173,991
6.200%, 12/15/34	1,700	2,523,338
Waste Management, Inc.
# 4.600%, 03/01/21	1,831	1,856,082
3.500%, 05/15/24	4,942	5,387,505
3.125%, 03/01/25	3,460	3,806,407
WEC Energy Group, Inc.
3.550%, 06/15/25	6,271	7,030,594
Wells Fargo & Co.
# 3.500%, 03/08/22	2,768	2,897,580
# 3.000%, 02/19/25	16,264	17,686,890
3.000%, 04/22/26	9,473	10,380,403
3.000%, 10/23/26	1,490	1,634,514
4.150%, 01/24/29	1,200	1,425,163
5.375%, 02/07/35	1,500	2,073,263

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Welltower, Inc.
4.125%, 03/15/29	1,550	$1,745,736
Westlake Chemical Corp.
3.375%, 06/15/30	5,800	6,141,108
WestRock MWV LLC
8.200%, 01/15/30	19,367	27,814,751
Whirlpool Corp.
4.700%, 06/01/22	1,920	2,049,024
3.700%, 05/01/25	15,463	16,973,177
# 4.750%, 02/26/29	1,300	1,608,042
Williams Cos., Inc. (The)
4.000%, 09/15/25	12,364	13,820,324
3.750%, 06/15/27	7,863	8,619,131
3.500%, 11/15/30	5,000	5,494,961
Wisconsin Electric Power Co.
3.100%, 06/01/25	3,200	3,497,202
WRKCo, Inc.
4.200%, 06/01/32	1,800	2,170,184
3.000%, 06/15/33	7,000	7,621,897
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	5,634	6,229,447
Zoetis, Inc.
# 3.000%, 09/12/27	26,275	29,539,495
TOTAL UNITED STATES		4,573,868,304
TOTAL BONDS		6,115,889,298
U.S. TREASURY OBLIGATIONS — (20.5%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	53,866,382
6.625%, 02/15/27	44,651	62,788,443
6.125%, 11/15/27	29,407	41,574,447
5.250%, 11/15/28	10,442	14,525,532
5.250%, 02/15/29	60,685	85,018,262
6.125%, 08/15/29	35,585	53,392,340
6.250%, 05/15/30	45,710	70,832,955
5.375%, 02/15/31	54,500	81,607,363
U.S. Treasury Notes
2.125%, 05/15/25	28,730	31,337,709
		Face Amount^	Value†
		(000)

	2.000%, 08/15/25	10,000	$10,883,984
	2.250%, 11/15/25	98,895	109,240,345
	1.625%, 02/15/26	90,499	97,191,299
	1.625%, 05/15/26	80,000	86,081,250
	1.500%, 08/15/26	83,787	89,681,867
	1.625%, 09/30/26	45,000	48,547,265
	2.000%, 11/15/26	40,000	44,121,875
	1.625%, 11/30/26	39,750	42,933,105
	1.500%, 01/31/27	59,500	63,860,234
	2.250%, 02/15/27	60,000	67,324,219
	2.375%, 05/15/27	81,200	92,079,532
	2.250%, 08/15/27	50,000	56,457,031
	2.250%, 11/15/27	79,018	89,475,878
	2.750%, 02/15/28	88,300	103,552,446
	2.875%, 05/15/28	45,000	53,402,344
	2.875%, 08/15/28	63,000	75,053,672
	3.125%, 11/15/28	75,000	91,227,539
	2.625%, 02/15/29	50,000	58,980,469
	2.375%, 05/15/29	48,000	55,792,500
#	1.625%, 08/15/29	60,000	65,983,594
#	1.750%, 11/15/29	92,500	102,974,903
	1.500%, 02/15/30	94,700	103,348,773
	0.625%, 05/15/30	100,000	100,808,594
TOTAL U.S. TREASURY OBLIGATIONS			2,203,946,151
TOTAL INVESTMENT SECURITIES (Cost $9,263,493,435)			10,288,984,852

		Shares
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	41,164,868	476,318,693
TOTAL INVESTMENTS — (100.0%)
(Cost $9,739,767,009)^^			$10,765,303,545

As of July 31, 2020, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	43,611,831	GBP	34,553,138	UBS AG	08/18/20	$(1,621,664)
USD	87,049,203	EUR	76,301,209	JP Morgan	08/24/20	(2,867,619)
USD	143,363,820	EUR	123,763,997	JP Morgan	08/26/20	(2,491,502)
USD	56,256,299	EUR	48,579,109	State Street Bank and Trust	08/28/20	(996,396)
Total (Depreciation)						$(7,977,181)

DFA Investment Grade Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$175,047,723	—	$175,047,723
Belgium	—	46,740,851	—	46,740,851
Canada	—	131,656,830	—	131,656,830
Denmark	—	47,444,856	—	47,444,856
Finland	—	1,204,704	—	1,204,704
France	—	115,709,400	—	115,709,400
Germany	—	138,456,891	—	138,456,891
Ireland	—	15,931,211	—	15,931,211
Italy	—	19,093,453	—	19,093,453
Japan	—	206,389,444	—	206,389,444
Netherlands	—	132,173,875	—	132,173,875
Norway	—	24,098,115	—	24,098,115
Spain	—	75,397,277	—	75,397,277
Supranational Organization Obligations	—	2,669,153	—	2,669,153
Sweden	—	18,020,664	—	18,020,664
Switzerland	—	78,449,060	—	78,449,060
United Kingdom	—	313,537,487	—	313,537,487
United States	—	4,573,868,304	—	4,573,868,304
Agency Obligations	—	1,969,149,403	—	1,969,149,403
U.S. Treasury Obligations	—	2,203,946,151	—	2,203,946,151
Securities Lending Collateral	—	476,318,693	—	476,318,693
Forward Currency Contracts**	—	(7,977,181)	—	(7,977,181)
TOTAL	—	$10,757,326,364	—	$10,757,326,364
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
Treasury Inflation Protected Security
0.625%, 01/15/26	255,000	$302,926,090
0.125%, 07/15/26	396,950	459,750,458
0.375%, 01/15/27	445,000	519,435,283
2.375%, 01/15/27	182,500	286,768,692
0.375%, 07/15/27	401,500	467,386,686
0.500%, 01/15/28	106,600	124,135,697
1.750%, 01/15/28	221,700	330,353,691
3.625%, 04/15/28	172,500	375,180,616
0.750%, 07/15/28	91,000	107,136,620
0.875%, 01/15/29	413,500	489,521,521
2.500%, 01/15/29	292,500	457,429,599
3.875%, 04/15/29	211,745	476,833,179
0.250%, 07/15/29	139,500	156,619,603
3.375%, 04/15/32	197,000	434,614,679
2.125%, 02/15/40	160,000	294,584,910
TOTAL U.S. TREASURY OBLIGATIONS Cost ($4,711,683,312)		5,282,677,324

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.092%	17,188,377	17,188,377
TOTAL INVESTMENTS — (100.0%)
(Cost $4,728,871,689)^^		$5,299,865,701
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,282,677,324	—	$5,282,677,324
Temporary Cash Investments	$17,188,377	—	—	17,188,377
TOTAL	$17,188,377	$5,282,677,324	—	$5,299,865,701

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT — (0.2%)
City of Houston
0.180%, 08/03/20	4,200	$4,200,021
0.180%, 08/04/20	2,100	2,100,014
TOTAL CERTIFICATES OF DEPOSIT		6,300,035

MUNICIPAL BONDS — (98.9%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/20	5,495	5,495,000
5.000%, 08/01/21	1,450	1,520,108
5.000%, 08/01/21	6,030	6,321,550
TOTAL ALABAMA		13,336,658
ALASKA — (0.2%)
Alaska State (GO) Series B
5.000%, 08/01/20	3,920	3,920,000
Municipality of Anchorage AK (GO) Series B
5.000%, 09/01/20	2,045	2,052,505
TOTAL ALASKA		5,972,505
ARIZONA — (0.3%)
City of Phoenix (GO)
4.000%, 07/01/21	5,970	6,180,204
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,446,716
TOTAL ARIZONA		7,626,920
ARKANSAS — (0.8%)
Arkansas State (GO)
5.000%, 04/01/21	4,300	4,437,471
5.000%, 04/01/21	6,495	6,702,645
5.000%, 06/15/21	8,730	9,096,136
TOTAL ARKANSAS		20,236,252
CALIFORNIA — (4.4%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	4,313,681
California State (GO)
5.000%, 10/01/21	2,215	2,341,676
City of Los Angeles (RN)
4.000%, 06/24/21	31,800	32,893,284
	FaceAmount	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/21	3,375	$3,456,776
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/21	9,745	10,180,212
Los County Angeles (RN) Series A
4.000%, 06/30/21	17,860	18,477,242
Riverside County (RN)
4.000%, 06/30/21	10,500	10,868,760
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	1,965	2,048,179
4.000%, 09/01/22	1,600	1,731,968
Southern California Public Power Authority (RB)
5.000%, 07/01/21	690	720,691
5.000%, 07/01/22	820	897,080
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	10,385	11,274,371
Ventura County (RN)
4.000%, 06/30/21	17,650	18,264,926
TOTAL CALIFORNIA		117,468,846
COLORADO — (3.5%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,345,337
Board of Water Commissioners City & County of Denver/The (RB) Series B
5.000%, 09/15/20	7,100	7,139,689
5.000%, 09/15/21	1,275	1,344,972
5.000%, 09/15/22	3,420	3,771,166
City & County of Denver (GO) Series A
5.000%, 08/01/20	4,920	4,920,000
5.000%, 08/01/22	3,845	4,217,350

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
COLORADO — (Continued)
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/21	2,900	$3,075,914
5.000%, 11/15/22	1,200	1,330,308
Colorado State (RN)
4.000%, 06/25/21	35,000	36,183,350
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	20,000	20,508,600
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/20	2,000	2,031,760
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	3,510	3,572,302
Larimer County School District No. R-1 Poudre (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	2,000	2,035,500
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,088,680
TOTAL COLORADO		92,564,928
CONNECTICUT — (2.0%)
City of Danbury (BAN)
2.000%, 07/15/21	8,000	8,132,000
City of Middletown (GO)
5.000%, 04/01/21	1,905	1,966,550
City of Milford (GO)
2.500%, 11/03/20	6,790	6,826,938
Town of Bethel (BAN)
2.000%, 07/23/21	10,000	10,174,700
Town of Greenwich (GO) (BAN)
1.500%, 01/14/21	25,000	25,128,250
TOTAL CONNECTICUT		52,228,438
DELAWARE — (0.2%)
Delaware State (GO) Series A
5.000%, 01/01/21	2,000	2,040,000
Delaware State (GO) Series B
5.000%, 07/01/21	830	866,918
5.000%, 07/01/22	1,250	1,366,488
TOTAL DELAWARE		4,273,406
	FaceAmount	Value†
	(000)
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (RB) Series G
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/21)	2,430	$2,585,933
FLORIDA — (2.9%)
Florida State (GO) Series A
5.000%, 01/01/21	2,340	2,386,800
5.000%, 06/01/21	7,500	7,803,000
Florida State (GO) Series C
5.000%, 06/01/21	13,000	13,525,200
Miami-Dade County (GO) Series A
5.000%, 11/01/21	1,735	1,838,441
Miami-Dade County Aviation Revenue (RB) Series A
¤ 5.500%, 10/01/41 (Pre-refunded @ $100, 10/1/20)	20,850	21,027,850
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	3,500	3,696,385
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,641,175
School District of Broward County (RN)
2.000%, 06/30/21	21,120	21,468,691
Tampa Bay Water (RB)
5.000%, 10/01/20	2,000	2,015,380
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)	2,160	2,176,373
TOTAL FLORIDA		78,579,295
GEORGIA — (2.2%)
City of Atlanta GA
5.000%, 12/01/21	1,805	1,921,838
Cobb County (GO)
5.000%, 01/01/21	3,710	3,784,052
5.000%, 01/01/22	500	534,325
Cobb County School District (GO)
2.000%, 12/16/20	20,000	20,123,200
DeKalb County (GO)
5.000%, 12/01/20	4,270	4,337,252
DeKalb County School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/20	3,000	3,018,480
Georgia State (GO) Series C
5.000%, 10/01/20	5,000	5,038,850

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series E
5.000%, 12/01/20	13,120	$13,329,264
Georgia State (GO) Series F
5.000%, 01/01/21	2,330	2,376,600
Georgia State (GO) Series J-2
4.000%, 11/01/20	5,000	5,047,200
TOTAL GEORGIA		59,511,061
HAWAII — (2.9%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/21	3,685	3,890,439
City & County of Honolulu (GO) Series F
5.000%, 07/01/21	850	883,507
5.000%, 07/01/22	1,250	1,357,000
City & Henrico County (GO) Series B
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/20)	5,000	5,079,400
Hawaii State (GO) Series EF
5.000%, 11/01/20	5,555	5,619,771
5.000%, 11/01/21	5,500	5,828,625
Hawaii State (GO) Series EO
4.000%, 08/01/20	1,990	1,990,000
5.000%, 08/01/22	6,000	6,573,420
Hawaii State (GO) Series EZ
5.000%, 10/01/20	6,000	6,045,840
5.000%, 10/01/21	7,080	7,474,710
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,441,745
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,922,111
Hawaii State (GO) Series FN
5.000%, 10/01/21	6,070	6,408,402
State of Hawaii Series DZ
¤ 5.000%, 12/01/22	2,000	2,126,960
State of Hawaii Series EY
5.000%, 10/01/22	9,055	9,993,732
State of Hawaii Series EZ
5.000%, 10/01/22	7,040	7,769,837
TOTAL HAWAII		78,405,499
ILLINOIS — (0.4%)
Chicago O'Hare International Airport (RB)
¤ 5.625%, 01/01/35 (Pre-refunded @ $100, 1/1/21)	1,995	2,038,990
	FaceAmount	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	$8,084,722
TOTAL ILLINOIS		10,123,712
KANSAS — (0.8%)
City of Olathe Series A
3.000%, 08/01/21	3,250	3,336,743
City of Topeka
2.000%, 10/01/21	5,000	5,096,050
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,199,275
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	4,500	4,516,335
State of Kansas Department of Transportation (RB) Series C
5.000%, 09/01/20	7,745	7,773,114
TOTAL KANSAS		21,921,517
KENTUCKY — (0.6%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35 (Pre-refunded @ $100, 12/01/35)	3,115	3,381,239
Louisville Water Co (RB)
5.000%, 11/15/20	8,280	8,393,519
5.000%, 11/15/21	2,825	3,000,969
TOTAL KENTUCKY		14,775,727
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,240,700
MAINE — (0.2%)
Cumberland County (GO)
2.000%, 11/06/20	5,000	5,021,650
Maine State (GO) Series B
5.000%, 06/01/21	1,500	1,560,210
TOTAL MAINE		6,581,860
MARYLAND — (7.2%)
Anne County Arundel (GO)
5.000%, 10/01/20	1,790	1,803,855
5.000%, 04/01/21	12,740	13,148,954
5.000%, 10/01/21	2,950	3,116,586
5.000%, 10/01/22	4,115	4,548,227

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MARYLAND — (Continued)
Baltimore County (GO)
5.000%, 02/01/21	3,520	$3,604,410
3.000%, 11/01/21	6,080	6,297,178
Baltimore County (GO) (BAN)
4.000%, 03/22/21	24,075	24,667,245
City of Baltimore (GO) Series A
4.000%, 10/15/21	1,520	1,590,346
Howard County (GO) Series
5.000%, 02/15/21	2,775	2,846,789
Howard County (GO) Series A
5.000%, 08/15/20	14,215	14,236,180
5.000%, 08/15/20	200	200,298
5.000%, 08/15/21	100	105,024
5.000%, 08/15/22	5,385	5,916,661
Maryland State (GO)
4.500%, 08/01/20	4,015	4,015,000
Maryland State (GO) Series B
5.000%, 08/01/20	8,425	8,425,000
5.000%, 08/01/20	5,000	5,000,000
5.000%, 08/01/21	5,000	5,242,250
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,325,818
5.000%, 12/01/21	2,460	2,619,900
5.000%, 12/15/22	11,270	12,560,190
5.000%, 09/01/23	2,630	3,019,661
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,192,510
Montgomery County (GO) Series A
5.000%, 11/01/20	8,500	8,600,640
5.000%, 11/01/20	6,000	6,071,040
Montgomery County (GO) Series A_WWW
4.000%, 08/01/21	11,000	11,422,840
Montgomery County (GO) Series B
5.000%, 06/01/21	2,315	2,408,318
5.000%, 12/01/21	4,000	4,258,920
Prince County George's (GO) Series A
5.000%, 07/15/21	760	795,325
5.000%, 09/15/21	3,500	3,691,275
5.000%, 07/15/22	10,000	10,948,800
Prince County George's (GO) Series C
5.000%, 08/01/20	6,980	6,980,000
Talbot County (GO)
2.000%, 12/15/21	1,330	1,363,875
	FaceAmount	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/21	4,450	$4,629,023
TOTAL MARYLAND		192,652,138
MASSACHUSETTS — (6.9%)
City of Beverly (BAN)
2.000%, 03/26/21	13,000	13,136,890
City of Quincy (GO)
2.000%, 01/15/21	10,000	10,081,800
City of Quincy (BAN)
2.000%, 06/11/21	35,000	35,559,300
City of Somerville (BAN) Series A
2.000%, 06/04/21	31,000	31,471,200
City of Somerville (BAN) Series B
1.000%, 10/23/20	2,800	2,803,724
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,461,286
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/21	10,000	10,361,600
¤ 5.000%, 04/01/24 (Pre-refunded @ $100, 4/1/21)	1,500	1,548,150
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,320,850
Commonwealth of Massachusetts (GO) Series C
5.000%, 07/01/21	3,170	3,310,399
5.000%, 10/01/21	8,000	8,451,760
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,537,491
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	5,830	5,830,000
North Middlesex Regional School District (GO)
2.000%, 02/05/21	10,000	10,087,300
Town of Nantucket (BAN)
1.250%, 11/13/20	7,000	7,017,290
Town of Plymouth (BAN)
2.000%, 06/10/21	7,451	7,563,287
Town of Westport (BAN)
1.250%, 11/03/20	24,000	24,050,160
TOTAL MASSACHUSETTS		183,592,487

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MICHIGAN — (1.5%)
Ann Arbor School District (GO) (Q-SBLF)
3.000%, 05/01/21	11,750	$11,998,982
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	29,152,926
TOTAL MICHIGAN		41,151,908
MINNESOTA — (1.9%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,290	1,320,999
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	590	604,148
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	353,684
City of Minneapolis (GO)
4.000%, 12/01/20	1,600	1,620,224
5.000%, 12/01/20	3,220	3,271,133
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	352,961
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,000	1,023,980
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	2,000	2,047,960
Hennepin County (GO) Series B
5.000%, 12/01/21	650	691,983
Metropolitan Council (GO) Series A
5.000%, 03/01/21	6,100	6,271,044
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	810,356
Minnesota State (GO) Series A
5.000%, 08/01/20	1,000	1,000,000
5.000%, 08/01/20	3,000	3,000,000
5.000%, 10/01/20	3,705	3,733,899
¤ 5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/20)	500	500,000
	FaceAmount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State (GO) Series B
5.000%, 08/01/24	1,230	$1,467,353
Minnesota State (GO) Series D
5.000%, 08/01/20	740	740,000
5.000%, 08/01/20	6,330	6,330,000
5.000%, 08/01/21	11,230	11,777,575
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	10	10,000
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	4,650	4,761,972
TOTAL MINNESOTA		51,689,271
MISSOURI — (0.5%)
Jackson County Reorganized School District No. 7 (GO)
3.000%, 03/01/21	2,375	2,414,449
Missouri State (GO) Series A
5.000%, 12/01/20	4,515	4,586,698
Missouri State Environmental Improvement & Energy Resources Authority (RB)
¤ 5.000%, 07/01/24 (Pre-refunded @ $100, 1/1/21)	1,760	1,793,211
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,027,070
5.000%, 03/01/22	830	892,815
State County Louis (GO)
5.000%, 02/01/22	2,420	2,596,321
TOTAL MISSOURI		13,310,564
NEBRASKA — (0.9%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	1,620	1,655,332
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	4,340	4,408,355
Nebraska Public Power District (RB) Series A
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 1/1/22)	1,290	1,377,991

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEBRASKA — (Continued)
Omaha Public Power District (RB) Series B
¤ 5.000%, 02/01/36 (Pre-refunded @ $100, 2/1/21)	14,265	$14,603,509
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	3,000	3,204,630
TOTAL NEBRASKA		25,249,817
NEVADA — (0.2%)
Nevada State (GO)
5.000%, 05/01/21	4,700	4,869,952
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	1,783,158
NEW JERSEY — (8.8%)
Bergen County (GO)
2.000%, 12/11/20	10,000	10,065,700
Bergen County (BAN)
2.000%, 06/10/21	7,000	7,107,870
2.000%, 06/10/21	8,000	8,121,280
City of Jersey (GO) Series A
3.000%, 01/13/21	20,000	20,245,000
City of Jersey City (BAN) Series C AND D
2.000%, 06/17/21	18,000	18,280,620
Cumberland County (GO)
2.000%, 11/13/20	4,410	4,430,903
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,853,047
Hudson County (GO)
2.000%, 12/08/20	33,569	33,776,121
Mercer County (BAN) Series A
2.000%, 06/10/21	47,000	47,675,860
Middlesex County (BAN)
2.000%, 06/03/21	13,000	13,199,550
Monmouth County (GO)
5.000%, 07/15/21	3,770	3,945,607
5.000%, 07/15/22	3,415	3,741,132
Ocean County (GO)
5.000%, 08/01/20	2,000	2,000,000
Somerset County (GO)
3.000%, 09/11/20	10,600	10,630,422
Township of Berkeley Heights (BAN) Series A
2.000%, 07/09/21	12,000	12,192,240
Township of Cherry Hill (GO)
2.000%, 10/29/20	6,000	6,023,160
	FaceAmount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Edison (GO) (BAN)
2.500%, 01/13/21	20,000	$20,200,600
Township of Parsippany-Troy Hills (GO)
2.000%, 11/13/20	8,000	8,037,280
TOTAL NEW JERSEY		233,526,392
NEW MEXICO — (1.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/21	15,255	15,926,373
New Mexico State (GO)
5.000%, 03/01/21	4,000	4,111,000
5.000%, 03/01/21	5,000	5,138,750
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,378,850
TOTAL NEW MEXICO		30,554,973
NEW YORK — (7.0%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	8,000	8,252,720
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	7,500	7,579,275
City of New York (GO) Series A-1
4.000%, 08/01/20	1,400	1,400,000
City of New York (GO) Series B
5.000%, 08/01/20	865	865,000
5.000%, 08/01/22	1,000	1,094,730
5.000%, 08/01/22	1,220	1,335,570
City of New York (GO) Series C
5.000%, 08/01/20	1,975	1,975,000
City of New York (GO) Series C-1
4.000%, 08/01/20	13,000	13,000,000
City of New York (GO) Series E
5.000%, 08/01/20	3,565	3,565,000
5.000%, 08/01/20	2,570	2,570,000
5.000%, 08/01/21	1,500	1,571,595
5.000%, 08/01/21	13,900	14,563,447
5.000%, 08/01/22	3,000	3,284,190
City of New York (GO) Series F
5.000%, 08/01/21	1,000	1,047,730

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series G
5.000%, 08/01/21	5,915	$6,197,323
City of New York (GO) Series J7
5.000%, 08/01/20	5,000	5,000,000
City of Rochester (GO) Series II
3.000%, 08/06/20	14,000	14,003,080
Corning City School District (BAN) Series A
1.500%, 06/16/21	8,000	8,082,560
Corning City School District (BAN) Series B
1.500%, 06/29/21	5,000	5,053,750
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	695,933
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	8,250	8,404,605
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	1,135	1,180,752
5.000%, 06/01/22	1,535	1,671,507
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	90,295
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	4,235	4,296,280
Monroe County Industrial Dev. Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	7,000	7,306,740
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,795	1,848,168
5.000%, 03/15/21	2,000	2,059,240
5.000%, 12/15/21	3,545	3,778,155
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/21)	2,400	2,486,256
New York State Dormitory Authority (RB) Series A-GROUP 1
5.000%, 03/15/21	17,900	18,430,198
5.000%, 03/15/22	10,000	10,766,200
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	3,150	$3,243,303
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	4,000	4,290,720
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	4,000	4,102,400
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	3,945	4,061,851
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	3,585	3,691,188
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	2,430	2,460,958
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	355	369,857
TOTAL NEW YORK		185,675,576
NORTH CAROLINA — (2.2%)
City of Charlotte (GO)
5.000%, 12/01/20	1,605	1,630,600
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,835,876
City of Greensboro (GO) Series D
5.000%, 10/01/21	1,555	1,643,184
City of Raleigh (GO) Series A
5.000%, 09/01/20	1,980	1,987,286
City of Raleigh Combined Enterprise System Revenue (RB) Series B
5.000%, 12/01/20	4,810	4,886,720
Guilford County (GO) Series A
5.000%, 02/01/21	2,430	2,488,636
Mecklenburg County (GO)
5.000%, 02/01/21	950	972,876
5.000%, 03/01/21	9,555	9,824,069
North Carolina Eastern Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/23 (Pre-refunded @ $100, 1/1/21)	5,110	5,207,499

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	$7,090,665
North Carolina State (GO) Series A
5.000%, 06/01/21	12,440	12,942,576
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	3,136,694
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	3,019,039
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,965,397
TOTAL NORTH CAROLINA		58,631,117
OHIO — (3.8%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
¤ 6.250%, 06/01/37	18,350	20,374,922
City of Columbus (GO) Series 1
5.000%, 07/01/21	4,500	4,699,305
City of Columbus (GO) Series A
5.000%, 08/15/20	2,350	2,353,502
4.000%, 02/15/21	1,690	1,724,763
5.000%, 04/01/21	6,495	6,703,489
5.000%, 04/01/21	2,550	2,631,855
3.000%, 07/01/21	12,830	13,165,376
5.000%, 07/01/21	1,010	1,054,733
Hamilton County (RB)
¤ 6.125%, 01/01/31 (Pre-refunded @ $100, 1/1/21)	2,465	2,525,195
Ohio State (GO)
5.000%, 09/01/20	6,380	6,403,415
Ohio State (GO) Series A
5.000%, 09/15/21	6,700	7,064,614
5.000%, 09/15/21	2,335	2,462,071
Ohio State (GO) Series B
2.000%, 09/01/20	2,500	2,503,425
5.000%, 09/01/20	4,340	4,355,928
5.000%, 06/15/21	9,500	9,900,995
5.000%, 08/01/21	1,000	1,048,450
Ohio State (GO) Series T
5.000%, 04/01/21	2,040	2,105,627
Ohio State (GO) Series W
4.000%, 05/01/21	1,050	1,080,356
4.000%, 05/01/22	1,440	1,537,704
	FaceAmount	Value†
	(000)
OHIO — (Continued)
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	$1,898,730
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,731,676
Ohio Water Development Authority Series A
5.000%, 06/01/22	700	762,524
TOTAL OHIO		102,088,655
OKLAHOMA — (1.2%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	18,310,530
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	8,147,250
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	5,000	5,000,000
TOTAL OKLAHOMA		31,457,780
OREGON — (0.7%)
City of Portland Sewer System Revenue (RB) Series A Series A
5.000%, 06/15/22	1,000	1,091,020
Metro (GO) Series A
5.000%, 06/01/21	2,110	2,195,244
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,924,740
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	761,821
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,260,917
Oregon State (GO) Series M
5.000%, 11/01/20	2,000	2,023,720
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	1,036,320
Oregon State (GO) Series Series D
5.000%, 06/01/22	2,000	2,178,260
Oregon State (GO) Series Series G
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	1,190	1,247,334

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series A Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	$275,000
TOTAL OREGON		18,994,376
PENNSYLVANIA — (1.0%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,611,730
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,179,540
General Authority of Southcentral Pennsylvania (RB)
¤ 5.500%, 11/01/31 (Pre-refunded @ $100, 5/1/21)	1,500	1,558,650
Montgomery County Industrial Development Authority (RB) (FHA INS)
¤ 5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)	10,000	10,000,000
Pennsylvania Higher Educational Facilities Authority (RB)
¤ 6.250%, 10/01/43 (Pre-refunded @ $100, 10/1/21)	3,000	3,201,870
Pennsylvania State University/The (RB) Series E
5.000%, 03/01/21	585	601,298
5.000%, 03/01/22	725	779,694
TOTAL PENNSYLVANIA		25,932,782
RHODE ISLAND — (0.1%)
Rhode Island Health and Educational Building Corp. (RB)
¤ 8.375%, 01/01/46 (Pre-refunded @ $100, 1/1/21)	1,450	1,498,227
	FaceAmount	Value†
	(000)
SOUTH CAROLINA — (3.5%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/21	3,245	$3,335,990
Charleston County (GO) (ST AID WITHHLDG)
5.000%, 11/01/20	3,175	3,212,497
Charleston County (GO) Series B
5.000%, 11/01/20	12,000	12,141,720
Charleston County (GO) Series C
5.000%, 11/01/20	4,000	4,047,240
Charleston County School District (BAN) (SCSDE)
5.000%, 05/12/21	25,000	25,938,750
Dorchester County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/21	1,885	1,937,855
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
5.000%, 03/01/21	1,660	1,706,546
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	10,000	10,159,200
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	11,270	11,586,011
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/21	7,000	7,167,860
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/20	7,760	7,820,062
Spartanburg County School District No. 6 (GO) (SCSDE)
5.000%, 04/01/21	3,905	4,030,351
TOTAL SOUTH CAROLINA		93,084,082
TENNESSEE — (1.3%)
City of Chattanooga (GO) Series B
5.000%, 03/01/21	1,470	1,511,219
City of Memphis (GO) Series A
5.000%, 04/01/21	4,550	4,695,782
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	4,035,843

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TENNESSEE — (Continued)
Knox County (GO) Series B
5.000%, 06/01/21	515	$535,718
5.000%, 06/01/22	550	598,807
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,455,140
Shelby County (GO) Series A
5.000%, 03/01/21	2,550	2,621,502
Sumner County (GO)
5.000%, 12/01/20	2,950	2,996,758
5.000%, 12/01/21	3,070	3,268,721
Tennessee State (GO) Series A
5.000%, 09/01/20	5,010	5,028,387
TOTAL TENNESSEE		34,747,877
TEXAS — (13.9%)
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,160	1,189,893
5.000%, 02/15/22	1,730	1,857,674
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	750	769,200
5.000%, 02/15/22	615	660,092
5.000%, 02/15/23	210	235,439
Arlington County
5.000%, 08/15/22	2,090	2,295,280
Austin Community College District (GO)
5.000%, 08/01/20	3,715	3,715,000
Austin Independent School District (GO) Series B
5.000%, 08/01/20	3,705	3,705,000
Bexar County (GO)
5.000%, 06/15/21	5,500	5,731,660
5.000%, 06/15/21	2,000	2,084,240
City of Allen (GO)
5.000%, 08/15/21	1,840	1,931,669
City of Amarillo (GO)
2.000%, 02/15/21	3,820	3,855,029
2.000%, 02/15/22	6,220	6,383,275
City of Austin (GO)
5.000%, 09/01/20	16,250	16,309,638
City of Dallas (GO)
5.000%, 02/15/21	5,045	5,174,707
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/20	1,465	1,476,339
5.000%, 10/01/21	1,155	1,220,500
City of Denton (GO)
4.000%, 02/15/22	1,900	2,011,492
City of Fort Worth (GO)
3.000%, 03/01/21	16,000	16,260,160
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
3.000%, 03/01/22	4,520	$4,720,372
4.000%, 03/01/22	1,380	1,462,869
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/21	2,530	2,595,451
City of Frisco (GO) Series A
5.000%, 02/15/21	4,825	4,949,340
City of Houston (RN)
5.000%, 06/30/21	36,000	37,567,440
City of Houston (GO) Series A
5.000%, 03/01/21	4,625	4,753,853
City of San Antonio (GO)
4.000%, 02/01/21	7,510	7,652,465
5.000%, 02/01/21	3,100	3,174,028
5.000%, 02/01/21	2,575	2,636,491
5.000%, 02/01/22	1,500	1,608,360
Collin County (GO)
5.000%, 02/15/21	3,500	3,590,755
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	1,940	1,979,809
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	4,665	4,785,450
5.000%, 02/15/24	5,690	6,652,919
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	6,380	6,389,506
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,000	1,025,930
5.000%, 02/15/22	750	805,590
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series B
4.000%, 08/01/21	2,030	2,107,830
Highland Park Independent School District/Dallas County (GO) (PSF-GTD)
5.250%, 02/15/21	2,000	2,054,300
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	6,310,260
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,500	1,538,730
5.000%, 02/15/22	2,485	2,669,188

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Magnolia Independent School District (PSF-GTD)
5.000%, 08/15/21	1,560	$1,638,218
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/21	780	821,231
5.000%, 09/01/22	600	660,216
North Texas Tollway Authority (RB) Series D
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,696,093
Northside Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	19,815	19,844,524
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	551,420
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/21	740	780,811
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	2,000	2,037,260
3.000%, 08/01/22	1,690	1,786,448
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,436,431
Texas State (RN)
4.000%, 08/27/20	69,225	69,402,216
Texas State (GO)
5.000%, 10/01/20	3,825	3,854,835
5.000%, 04/01/21	8,130	8,393,168
5.000%, 04/01/21	5,265	5,435,428
5.000%, 10/01/21	8,175	8,640,566
5.000%, 10/01/23	1,425	1,642,626
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22)	7,500	8,102,250
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,574,348
Texas State (GO) Series A
5.000%, 10/01/21	2,200	2,325,290
5.000%, 10/01/21	2,580	2,726,931
Texas State (GO) Series C
5.000%, 08/01/20	1,365	1,365,000
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	$7,396,970
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/20	20,660	20,820,528
5.000%, 10/01/21	4,050	4,279,676
TOTAL TEXAS		372,109,707
UTAH — (0.8%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	940	968,257
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,800,488
Utah State (GO)
5.000%, 07/01/21	2,820	2,944,898
5.000%, 07/01/22	9,690	10,589,135
Utah State (GO) Series B
5.000%, 07/01/21	980	1,023,404
TOTAL UTAH		20,326,182
VERMONT — (0.1%)
Vermont State (GO) Series B
2.000%, 08/15/20	3,630	3,632,105
VIRGINIA — (4.5%)
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,209,894
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/21	1,950	1,988,825
5.000%, 01/01/22	2,375	2,537,687
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,841,507
City of Norfolk (GO) (ST AID WITHHLDG) (ETM)
5.000%, 08/01/20	285	285,000
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	6,395	6,395,000
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/21	6,930	7,248,018
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/21	13,645	14,193,938

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
VIRGINIA — (Continued)
Commonwealth of Virginia Series B
5.000%, 06/01/21	6,985	$7,266,007
Fairfax County (GO) (ST AID WITHHLDG) Series A
3.000%, 10/01/20	10,735	10,784,059
4.000%, 10/01/20	15,530	15,625,665
4.000%, 10/01/22	8,235	8,924,517
4.000%, 10/01/22	3,495	3,787,636
Fairfax County (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/20	6,700	6,741,272
Hanover County (GO) (ST AID WITHHLDG)
5.000%, 01/15/21	1,245	1,272,153
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/21	2,980	3,124,083
Loudoun County (GO) Series A
5.000%, 12/01/20	705	716,195
University of Virginia (RB) Series B
5.000%, 08/01/21	18,500	19,398,360
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	4,152,240
TOTAL VIRGINIA		119,492,056
WASHINGTON — (5.7%)
City of Seattle (GO) Series A
5.000%, 04/01/21	9,000	9,288,360
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	3,000	3,096,120
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/21	2,410	2,516,402
5.000%, 07/01/22	2,055	2,244,574
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/21	21,795	22,317,644
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,946,538
5.000%, 10/01/21	11,130	11,758,511
City of Seattle WA Municipal Light & Power Revenue Series B
5.000%, 04/01/21	4,360	4,499,956
	FaceAmount	Value†
	(000)
WASHINGTON — (Continued)
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/20	2,000	$2,031,700
5.000%, 12/01/21	4,700	5,002,915
King County (GO)
5.000%, 12/01/20	3,000	3,047,640
5.000%, 12/01/21	3,000	3,193,770
King County (GO) Series C
5.000%, 01/01/21	4,450	4,538,599
5.000%, 01/01/22	4,700	5,021,950
King County (GO) Series D
5.000%, 12/01/20	2,630	2,671,764
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/20	2,150	2,184,078
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/20	1,405	1,422,703
4.000%, 12/01/21	1,420	1,492,732
4.000%, 12/01/22	1,685	1,836,077
King County Sewer Revenue (RB) Series A
5.000%, 01/01/22	2,090	2,233,165
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	1,095	1,150,933
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/20	425	430,342
4.000%, 12/01/21	850	893,418
4.000%, 12/01/22	800	870,744
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,255,600
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/20	7,505	7,623,729
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,450,670
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,475,300
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	1,572,675

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series C
5.000%, 02/01/21	14,700	$15,055,446
Washington State (GO) Series R-2015E
5.000%, 07/01/21	4,750	4,960,805
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,742,100
Washington State (GO) Series -R-2020D
5.000%, 07/01/21	4,000	4,177,520
TOTAL WASHINGTON		153,004,480
WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	10,006,147
WISCONSIN — (1.4%)
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	1,080,300
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,534,466
	FaceAmount	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 11/01/22	3,000	$3,327,960
Wisconsin State (GO) Series A
5.000%, 05/01/21	7,540	7,813,853
5.000%, 05/01/22	1,000	1,085,060
5.000%, 05/01/22	7,545	8,186,778
Wisconsin State (GO) Series B
5.000%, 05/01/21	9,655	10,005,670
TOTAL WISCONSIN		38,034,087
TOTAL MUNICIPAL BONDS		2,638,529,153
TOTAL INVESTMENT SECURITIES (Cost $2,632,952,378)		2,644,829,188

	Shares
SHORT-TERM INVESTMENTS — (0.9%)
University of Michigan 0.150%	23,035,000	23,035,214
TOTAL INVESTMENTS — (100.0%)
(Cost $2,655,987,378)^^		$2,667,864,402

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,638,529,153	—	$2,638,529,153
Certificates of Deposit	—	6,300,035	—	6,300,035
Short-Term Investments	—	23,035,214	—	23,035,214
TOTAL	—	$2,667,864,402	—	$2,667,864,402

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$262,087
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,560,430
TOTAL ALABAMA		3,822,517
ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	4,046,516
5.000%, 09/01/23	200	228,438
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,279,014
TOTAL ALASKA		7,553,968
ARIZONA — (0.2%)
City of Tucson (GO) Series 2012-
3.000%, 07/01/22	1,455	1,533,133
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,954,565
TOTAL ARIZONA		3,487,698
ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	1,000	1,031,970
5.000%, 06/15/21	3,750	3,907,275
5.000%, 04/01/22	2,800	3,024,840
4.250%, 06/01/23	3,325	3,702,986
TOTAL ARKANSAS		11,667,071
CALIFORNIA — (2.1%)
California State (GO)
5.000%, 11/01/24	1,175	1,414,723
5.000%, 08/01/25	750	928,140
5.000%, 08/01/25	4,165	5,154,271
5.000%, 11/01/25	1,985	2,476,625
5.000%, 08/01/26	200	255,138
5.000%, 08/01/26	8,000	10,205,520
3.500%, 08/01/27	800	969,000
5.000%, 11/01/27	5,580	7,390,543
5.000%, 04/01/29	2,000	2,739,580
California State (GO) Series B
5.000%, 09/01/21	250	263,270
5.000%, 09/01/25	9,000	11,168,370
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	$491,546
TOTAL CALIFORNIA		43,456,726
COLORADO — (0.9%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	452,391
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,535,452
City & County of Denver (GO) Series
5.000%, 08/01/23	1,830	2,095,222
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,736,550
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,830	2,115,169
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,659,071
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,682,358
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	5,030,915
TOTAL COLORADO		18,307,128
CONNECTICUT — (0.1%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,437,210
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,666,470
TOTAL CONNECTICUT		3,103,680
DELAWARE — (0.8%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,336,420

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (Continued)
5.000%, 02/01/29	5,000	$6,834,000
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,548,181
5.000%, 10/01/23	1,290	1,487,448
Delaware State (GO) Series B
5.000%, 07/01/24	470	558,073
New Castle County (GO)
5.000%, 10/01/23	1,000	1,153,750
New Castle County (GO) Series B
5.000%, 07/15/22	700	766,563
TOTAL DELAWARE		15,684,435
DISTRICT OF COLUMBIA — (2.0%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	2,272,640
5.000%, 06/01/25	1,500	1,840,725
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	15,346,002
5.000%, 06/01/25	4,500	5,522,175
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,386,235
5.000%, 07/01/27	8,100	10,436,688
TOTAL DISTRICT OF COLUMBIA		39,804,465
FLORIDA — (2.4%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,758,252
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/20	250	251,930
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,225,730
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,477,606
5.000%, 06/01/24	1,400	1,656,410
5.000%, 07/01/24	5,000	5,919,800
5.000%, 06/01/25	6,500	7,972,965
Florida State (GO) Series B
5.000%, 06/01/23	350	397,817
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,956,340
5.000%, 06/01/27	2,000	2,608,440
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series D
5.000%, 06/01/22	1,000	$1,089,130
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,562,205
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,935,711
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,496,636
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,524,823
TOTAL FLORIDA		49,833,795
GEORGIA — (3.6%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,771,420
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,401,490
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,702,470
5.000%, 07/01/27	6,090	7,971,323
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	12,460,127
5.000%, 07/01/26	9,200	11,688,600
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,951,624
5.000%, 12/01/26	3,000	3,860,040
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,778,117
5.000%, 01/01/27	2,000	2,579,820
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,916,320
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	2,073,028
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,991,991
TOTAL GEORGIA		74,146,370
HAWAII — (2.2%)
City & County of Honolulu (GO) Series
5.000%, 07/01/24	675	797,060

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
City & County of Honolulu (GO) Series B
5.000%, 08/01/20	1,470	$1,470,000
5.000%, 10/01/23	200	229,722
5.000%, 10/01/24	6,870	8,186,498
5.000%, 10/01/25	4,925	6,068,437
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	904,196
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,481,136
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	4,033,067
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	2,020,759
Hawaii State (GO) Series FT
5.000%, 01/01/27	10,000	12,782,700
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	6,207,850
TOTAL HAWAII		45,181,425
KANSAS — (1.1%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	552,515
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,390,786
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	512,960
Johnson County Unified School District No. 232 De Soto (GO) Series A-
5.000%, 09/01/20	2,550	2,559,308
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	5,012,954
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,418,870
5.000%, 09/01/27	1,500	1,940,385
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,860	1,866,789
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,399,028
	Face Amount	Value†
	(000)
KANSAS — (Continued)
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	3,000	$3,010,890
TOTAL KANSAS		22,664,485
KENTUCKY — (1.2%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	6,275,095
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,730,373
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,275,142
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/20	5,155	5,237,583
TOTAL KENTUCKY		23,518,193
LOUISIANA — (1.0%)
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,328,060
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,968,357
Louisiana State (GO) Series D-1
5.000%, 12/01/20	4,065	4,129,308
TOTAL LOUISIANA		20,425,725
MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,592,860
MARYLAND — (10.4%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,674,609
5.000%, 04/01/23	1,165	1,315,844
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,075,733
5.000%, 02/01/22	2,100	2,252,355
5.000%, 08/01/22	400	438,736
3.000%, 11/01/24	1,000	1,108,770
5.000%, 03/01/27	5,000	6,474,050
5.000%, 11/01/27	2,175	2,871,631
5.000%, 03/01/28	4,000	5,329,720
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,914,064
Carroll County (GO)
5.000%, 11/01/20	5,450	5,514,364

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	$2,645,600
5.000%, 10/15/22	8,060	8,912,426
5.000%, 10/15/23	2,640	3,044,290
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	6,191,782
Howard County (GO) Series A
5.000%, 02/15/28	1,220	1,623,454
Howard County (GO) Series D
5.000%, 02/15/24	5,140	6,017,809
Maryland State (GO) Series
5.000%, 06/01/23	5,000	5,687,700
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	10,264,128
5.000%, 08/01/27	5,000	6,552,150
5.000%, 08/01/27	2,000	2,620,860
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,729,600
5.000%, 08/01/27	5,945	7,790,506
5.000%, 08/01/28	4,000	5,393,640
Maryland State (GO) Series C
5.000%, 08/01/20	7,250	7,250,000
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,300,725
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	11,194,585
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,340,720
4.000%, 11/01/26	9,500	11,601,115
Prince County George's (GO) Series A
5.000%, 07/15/24	230	273,709
5.000%, 07/15/25	17,780	21,919,895
4.000%, 07/01/26	2,000	2,422,920
3.000%, 09/15/27	10,950	12,673,311
Prince County George's (GO) Series B
4.000%, 03/01/22	2,480	2,631,354
Prince County George's (GO) Series C
5.000%, 08/01/20	3,450	3,450,000
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,122,220
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	$11,567,972
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,076,680
TOTAL MARYLAND		212,269,027
MASSACHUSETTS — (3.8%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	9,054,608
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,962,563
5.000%, 04/01/24	3,000	3,530,130
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	165,602
City of Woburn (GO)
4.000%, 09/01/22	350	377,650
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,254,150
5.000%, 07/01/28	1,725	2,312,621
5.000%, 07/01/28	4,000	5,362,600
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,061,752
5.000%, 04/01/23	10,000	11,289,100
5.000%, 08/01/24	1,500	1,786,800
5.000%, 04/01/26	4,000	5,033,720
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,121,902
5.000%, 11/01/27	9,000	11,867,670
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,458,500
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	4,119,710
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,638,134
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,287,340

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	$1,361,400
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,180,094
TOTAL MASSACHUSETTS		78,226,046
MICHIGAN — (0.4%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,588,159
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	533,650
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,437,740
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,037,030
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,103,230
TOTAL MICHIGAN		7,699,809
MINNESOTA — (3.7%)
City of Saint Cloud (GO) Series B
5.000%, 02/01/21	1,275	1,305,638
County of Hennepin (GO) Series A
5.000%, 12/01/23	2,410	2,796,757
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	893,088
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	5,000	5,119,900
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	5,222,136
5.000%, 12/01/27	5,800	7,661,974
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,290,200
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,266,673
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	$4,724,580
5.000%, 03/01/26	700	879,998
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	6,544,150
5.000%, 08/01/28	6,130	8,260,052
Minnesota State (GO) Series B
5.000%, 08/01/20	5,460	5,460,000
5.000%, 10/01/21	4,660	4,925,387
Minnesota State (GO) Series D
5.000%, 08/01/24	500	596,485
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,709,824
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,269,203
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,293,022
TOTAL MINNESOTA		76,219,067
MISSISSIPPI — (1.0%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,893,560
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	8,218,100
TOTAL MISSISSIPPI		20,111,660
MISSOURI — (1.3%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,028,100
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,758,149
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,216,125
5.000%, 02/01/23	3,955	4,417,340
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,258,342
5.000%, 03/01/24	4,100	4,795,852

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	$5,854,096
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,499,200
State County Louis (GO)
5.000%, 02/01/24	2,680	3,132,866
TOTAL MISSOURI		26,960,070
MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	636,371
NEBRASKA — (0.4%)
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,770,794
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,756,748
Lancaster County School District 001 (GO)
5.000%, 01/15/21	2,470	2,523,871
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	1,000	1,015,750
TOTAL NEBRASKA		8,067,163
NEVADA — (0.2%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	509,669
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,300,615
TOTAL NEVADA		3,810,284
NEW JERSEY — (1.2%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,338,157
3.000%, 02/01/27	3,035	3,481,752
3.000%, 02/01/28	4,560	5,289,965
Essex County (GO) Series A
5.000%, 08/01/20	1,000	1,000,000
Montville Township (GO)
3.000%, 10/01/25	505	572,448
Morris County (GO)
4.000%, 10/15/20	2,390	2,408,379
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,121,598
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	$365,176
Township of Livingston (GO)
3.000%, 01/15/21	350	354,505
Township of Parsippany-Troy Hills (GO) Series
2.000%, 09/15/22	4,100	4,254,324
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	46,922
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,419,869
TOTAL NEW JERSEY		24,653,095
NEW MEXICO — (0.9%)
City of Albuquerque (GO) Series A
5.000%, 07/01/24	1,300	1,539,148
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
4.000%, 09/01/20	945	947,722
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series A
4.000%, 08/01/20	125	125,000
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,610,750
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,553,720
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,092,790
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	3,270	3,270,000
5.000%, 08/01/24	2,000	2,378,000
TOTAL NEW MEXICO		17,517,130
NEW YORK — (5.7%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,577,690
5.000%, 08/01/26	7,015	8,853,912
City of New York (GO) Series B
5.000%, 08/01/21	450	471,479
5.000%, 08/01/22	600	656,838
City of New York (GO) Series B-
5.000%, 12/01/22	2,240	2,486,714

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/20	5,625	$5,625,000
5.000%, 08/01/22	1,500	1,642,095
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,154,940
City of New York (GO) Series E
5.000%, 08/01/21	3,975	4,164,727
5.000%, 08/01/23	6,000	6,848,280
5.000%, 08/01/23	3,725	4,251,640
5.000%, 08/01/26	2,500	3,155,350
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,094,730
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,238,040
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	10,000	11,127,300
5.000%, 03/15/23	200	225,020
5.000%, 03/15/23	2,500	2,810,650
5.000%, 02/15/25	4,055	4,903,509
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	10,200	10,941,336
5.000%, 02/15/24	4,900	5,716,389
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,622,046
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,240,680
5.000%, 02/15/24	9,950	11,607,769
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,059,240
5.000%, 03/15/28	2,505	3,289,491
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,345,775
5.000%, 03/15/25	3,440	4,164,670
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	342,936
Town of Huntington (GO)
2.000%, 12/01/23	100	105,727
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,000	4,050,960
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,250	$1,514,200
TOTAL NEW YORK		115,289,133
NORTH CAROLINA — (5.8%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,959,975
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,838,031
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,680,705
Guilford County (GO)
5.000%, 03/01/24	2,300	2,696,658
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,931,148
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,900,800
Johnston County (GO) Series A
5.000%, 02/01/21	2,995	3,067,120
Moore County (GO)
5.000%, 06/01/22	2,740	2,984,216
New Hanover County (GO)
5.000%, 02/01/23	250	280,290
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	9,700	10,477,843
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,683,152
5.000%, 06/01/25	10,000	12,276,900
5.000%, 06/01/26	5,000	6,336,750
5.000%, 06/01/28	5,035	6,770,917
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,945,991
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,651,258
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,670,120
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,724,600
5.000%, 03/01/25	5,000	6,085,150
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,517,380
TOTAL NORTH CAROLINA		117,479,004

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (5.4%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	$2,780,107
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,480,439
5.000%, 07/01/26	4,260	5,381,019
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,523,276
City of Columbus (GO) Series A
2.000%, 08/15/20	3,285	3,286,905
3.000%, 07/01/21	470	482,286
3.000%, 07/01/22	700	738,276
2.000%, 08/15/22	6,160	6,393,526
5.000%, 04/01/23	750	845,618
4.000%, 07/01/23	4,995	5,546,298
4.000%, 04/01/27	8,800	10,787,216
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,542,120
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	212,890
Ohio State (GO) Series A
3.000%, 02/01/22	500	521,455
5.000%, 08/01/22	3,000	3,290,520
5.000%, 09/15/22	250	275,670
5.000%, 09/15/22	500	551,340
5.000%, 03/01/25	3,525	4,288,233
5.000%, 09/01/25	5,550	6,868,125
Ohio State (GO) Series B
5.000%, 08/01/20	3,020	3,020,000
5.000%, 06/15/23	2,000	2,277,580
5.000%, 08/01/23	4,025	4,608,343
5.000%, 09/15/23	1,980	2,278,267
5.000%, 08/01/24	2,970	3,537,864
5.000%, 09/01/24	2,665	3,184,302
5.000%, 09/01/27	625	819,050
5.000%, 09/15/27	1,500	1,967,985
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,054,420
5.000%, 08/01/27	6,880	8,993,742
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,767,301
Ohio State (GO) Series W
4.000%, 05/01/24	785	897,475
4.000%, 05/01/25	785	924,785
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	4,203,367
TOTAL OHIO		109,329,800
	Face Amount	Value†
	(000)
OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	$1,097,580
City of Tulsa (GO)
5.000%, 03/01/24	10,050	11,755,686
5.000%, 03/01/26	6,250	7,810,125
TOTAL OKLAHOMA		20,663,391
OREGON — (2.8%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	812,844
City of Portland (GO) Series A Series A
5.000%, 06/15/24	400	474,140
City of Portland Sewer System Revenue (RB) Series A Series A
5.000%, 10/01/23	700	806,666
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,550	1,959,448
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	8,000	8,257,920
City of Salem (GO)
5.000%, 06/01/25	530	650,389
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,324,642
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	6,077,448
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,816,514
Oregon State (GO) Series
5.000%, 06/01/24	500	592,840
Oregon State (GO) Series A
5.000%, 05/01/21	200	207,264
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,766,686
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,967,573
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,531,035
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,469,850

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series A Series A
5.000%, 05/01/24	3,545	$4,189,481
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	3,099,926
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D Series D
5.000%, 06/15/24	2,300	2,721,429
Washington County (GO)
5.000%, 03/01/24	2,400	2,808,264
5.000%, 03/01/25	5,100	6,178,344
5.000%, 03/01/26	300	374,322
TOTAL OREGON		56,087,025
PENNSYLVANIA — (1.8%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,994,184
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	11,260	12,138,618
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,179,540
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,953,494
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	239,313
5.000%, 03/01/25	540	652,536
West View Municipal Authority Water Revenue (RB)
4.000%, 11/15/20	1,100	1,111,968
TOTAL PENNSYLVANIA		36,269,653
RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,760,091
Rhode Island State (GO) Series C
5.000%, 08/01/20	4,870	4,870,000
	Face Amount	Value†
	(000)
RHODE ISLAND — (Continued)
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	$751,192
TOTAL RHODE ISLAND		7,381,283
SOUTH CAROLINA — (2.1%)
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,435,592
Charleston County (GO)
5.000%, 11/01/23	1,000	1,157,310
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,302,549
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	4,120,024
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,776,594
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	2,020	2,068,440
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	399,996
Clemson University (RB)
3.000%, 05/01/21	350	357,154
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,734,533
Florence School District One (GO) (SCSDE)
5.000%, 03/01/21	3,170	3,258,887
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,460,374
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,339,960
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,700,738
York County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/21	3,790	3,895,589
TOTAL SOUTH CAROLINA		43,007,740

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (3.6%)
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	$2,029,064
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,367,007
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	690,804
Hamilton County (GO) Series
5.000%, 04/01/26	3,000	3,779,130
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,755,387
Knox County (GO)
5.000%, 04/01/24	3,440	4,038,216
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,486,303
Maury County (GO)
5.000%, 04/01/21	5,105	5,268,564
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,092,590
5.000%, 01/01/26	5,840	7,275,530
5.000%, 07/01/27	3,510	4,569,318
4.000%, 07/01/28	10,000	12,408,100
Putnam County (GO)
4.000%, 04/01/23	975	1,071,817
Sumner County (GO)
5.000%, 06/01/21	110	114,425
5.000%, 12/01/23	3,395	3,939,830
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,869,054
5.000%, 02/01/27	7,720	9,977,174
Tennessee State (GO) Series B
5.000%, 08/01/20	1,945	1,945,000
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,391,715
Williamson County (GO) Series A
4.000%, 05/01/22	300	320,190
TOTAL TENNESSEE		73,389,218
TEXAS — (13.5%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,747,832
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,166,920
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/20	350	350,000
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Amarillo (GO)
2.000%, 02/15/24	4,900	$5,164,257
2.000%, 02/15/25	5,015	5,347,996
City of Arlington (GO) Series A
3.000%, 08/15/20	1,700	1,701,496
City of Austin (GO)
5.000%, 09/01/20	1,655	1,661,074
City of Dallas (GO)
5.000%, 02/15/21	9,505	9,749,374
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	813,736
City of Denton (GO)
4.000%, 02/15/22	2,510	2,657,287
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	6,057,200
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	9,206,502
5.000%, 02/15/25	9,470	11,445,063
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	6,338,229
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,116,820
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,204,890
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	720	737,086
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,614,734
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,804,772
5.000%, 02/15/25	2,175	2,637,362
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,811,915
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	3,500	3,590,370
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,706,913
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	594,900

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	$4,279,209
5.000%, 02/15/24	3,000	3,504,240
Galveston County (GO)
5.000%, 02/01/22	1,000	1,072,550
Grayson County (GO)
5.000%, 01/01/21	1,990	2,029,541
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,549,402
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,098,160
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,391,765
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	7,020	8,725,720
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	8,634,850
La Porte Independent School District (GO)
5.000%, 02/15/21	1,700	1,743,894
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	895	961,337
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	344,550
5.000%, 09/01/24	5,715	6,826,053
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	5,090,492
5.000%, 08/15/25	1,880	2,324,206
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	6,009,453
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,977,929
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	$3,987,760
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,943,695
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,844,590
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	408,474
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	5,495,742
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,895,909
State of Texas (GO) Series A
5.000%, 10/01/23	2,690	3,100,817
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,236,945
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,150,640
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	11,743,299
Texas State (GO)
5.000%, 04/01/23	5,000	5,644,550
5.000%, 10/01/23	15,345	17,688,488
5.000%, 10/01/26	2,845	3,628,228
Texas State (GO) Series A
5.000%, 04/01/25	1,000	1,217,480
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	12,356,200
5.250%, 04/01/26	300	379,800
5.000%, 10/01/26	4,340	5,513,623
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	4,062,775
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,208,530
University of Texas System (The) (RB) Series D
5.000%, 08/15/26	2,000	2,547,600

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
University of Texas System (The) (RB) Series E
5.000%, 08/15/26	4,835	$6,158,823
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	2,500	3,090,700
5.000%, 08/15/26	1,500	1,910,700
TOTAL TEXAS		275,005,447
UTAH — (2.5%)
North Davis County Sewer District (RB)
3.000%, 03/01/21	2,135	2,170,334
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,407,382
Utah State (GO)
5.000%, 07/01/22	11,285	12,332,135
5.000%, 07/01/24	12,350	14,685,632
5.000%, 07/01/26	4,450	5,680,648
5.000%, 07/01/27	4,435	5,819,119
5.000%, 07/01/27	1,665	2,184,630
Utah State (GO) Series
5.000%, 07/01/24	1,010	1,201,011
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,808,492
TOTAL UTAH		50,289,383
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,456,373
Vermont State (GO) Series C
4.000%, 08/15/23	225	251,217
Vermont State (GO) Series F
5.000%, 08/15/20	1,100	1,101,639
TOTAL VERMONT		2,809,229
VIRGINIA — (4.7%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,296,190
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,484,027
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	4,138,241
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,157,230
5.000%, 09/01/22	2,050	2,256,640
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,225,129
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	$4,932,563
5.000%, 07/15/24	3,170	3,771,064
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,623,575
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,238,014
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,595,694
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,242,320
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	3,115,002
5.000%, 02/01/25	2,590	3,142,835
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,232,840
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,653,582
5.000%, 06/01/25	500	610,885
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,369,300
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,507,533
Fairfax County (GO) (ST AID WITHHLDG) Series
5.000%, 10/01/24	5,000	5,997,150
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,000	1,280,890
5.000%, 10/01/27	1,000	1,319,490
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,197,490
5.000%, 08/01/28	2,905	3,911,728
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	250	255,932
University of Virginia (RB) Series B
5.000%, 08/01/21	6,250	6,553,500

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	745	$753,784
TOTAL VIRGINIA		94,862,628
WASHINGTON — (6.4%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,225,514
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,180,960
5.000%, 07/01/25	900	1,099,719
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	3,665	3,678,414
5.000%, 07/01/27	8,400	10,941,756
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	350	351,285
City of Seattle Municipal Light & Power Revenue (RB) Series
5.000%, 07/01/24	2,265	2,688,170
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	337,392
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,489,134
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,604,800
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,050,670
4.000%, 12/01/22	2,630	2,860,651
County of Kitsap WA (GO)
5.000%, 06/01/21	200	208,012
King County (GO)
5.000%, 01/01/21	425	433,462
King County (GO) Series A
5.000%, 06/01/28	3,555	4,748,485
5.000%, 06/01/29	2,050	2,809,668
King County (GO) Series E
5.000%, 12/01/25	955	1,188,421
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,273,938
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	$6,503,290
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	4,057,900
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,051,080
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,313,780
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,687,084
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/20	2,880	2,925,562
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
5.000%, 12/01/20	2,245	2,280,291
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
5.000%, 12/01/20	2,555	2,595,420
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,953,840
Spokane County (GO)
5.000%, 12/01/22	1,025	1,139,667
State of Washington (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,829,177
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	159,668
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	452,332
University of Washington (RB) Series A
5.000%, 07/01/22	6,505	7,108,599
Washington State (GO) Series
5.000%, 07/01/23	3,800	4,335,534

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	$235,901
Washington State (GO) Series A
5.000%, 08/01/23	750	858,697
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,423,836
5.000%, 07/01/25	1,500	1,845,990
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,681,335
Washington State (GO) Series D
5.000%, 06/01/27	3,000	3,903,300
Washington State (GO) Series E
5.000%, 02/01/23	1,940	2,174,527
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,666,849
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,486,172
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,993,255
TOTAL WASHINGTON		130,833,537
WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series
5.000%, 12/01/23	500	579,155
	Face Amount	Value†
	(000)
WISCONSIN — (2.0%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	$2,544,740
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	483,813
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	2,115,365
Oregon School District (GO)
3.000%, 03/01/21	430	437,065
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,969,133
Wisconsin State (GO) Series
5.000%, 05/01/24	7,720	9,114,000
5.000%, 05/01/25	7,885	9,656,602
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,449,985
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,651,838
TOTAL WISCONSIN		40,422,541
TOTAL MUNICIPAL BONDS Cost ($1,928,863,770)		2,035,118,430
TOTAL INVESTMENTS — (100.0%)
(Cost $1,928,863,770)^^		$2,035,118,430

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,035,118,430	—	$2,035,118,430
TOTAL	—	$2,035,118,430	—	$2,035,118,430

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alhambra Unified School District (GO) Series A
4.000%, 08/01/20	750	$750,000
4.000%, 08/01/20	585	585,000
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	1,910	2,012,338
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	3,225	3,397,795
Anaheim Union High School District (GO)
5.000%, 08/01/20	600	600,000
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/42 (Pre-refunded @ $100, 10/1/20)	22,635	22,809,742
Bay Area Toll Authority (RB) Series F-1
5.000%, 04/01/22	1,000	1,077,340
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,005	1,085,169
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	11,660	12,590,118
Bay Area Toll Authority (RB) Series F-2
4.000%, 04/01/21	5,365	5,495,101
Berkeley Unified School District (GO) Series
5.000%, 08/01/23	295	338,710
Beverly Hills Unified School District (GO) Series
5.000%, 08/01/21	9,700	10,175,009
California Education Notes Program (RN) Series A
4.000%, 06/30/21	6,500	6,721,975
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	1,750	1,886,972
California State (GO)
5.000%, 09/01/20	700	702,597
5.000%, 10/01/20	6,455	6,505,607
5.000%, 10/01/20	3,410	3,436,734
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/20	1,610	$1,622,622
5.000%, 10/01/20	11,000	11,086,240
5.000%, 11/01/20	8,000	8,095,680
5.000%, 02/01/21	1,900	1,946,132
5.000%, 04/01/21	795	820,845
5.000%, 08/01/21	8,060	8,454,698
5.000%, 08/01/21	2,835	2,973,830
5.000%, 08/01/21	2,000	2,097,940
5.000%, 08/01/21	9,775	10,253,682
5.000%, 08/01/21	4,470	4,688,896
5.000%, 08/01/21	1,300	1,363,661
5.000%, 09/01/21	7,845	8,261,413
5.000%, 09/01/21	10,110	10,646,639
5.000%, 10/01/21	17,155	18,136,094
5.000%, 11/01/21	3,000	3,183,930
5.000%, 12/01/21	2,000	2,130,840
5.000%, 03/01/22	10,000	10,775,900
5.000%, 08/01/22	785	861,019
5.250%, 09/01/22	9,920	10,977,869
5.000%, 10/01/22	12,000	13,266,120
5.250%, 10/01/22	500	555,450
California State (GO) Series B
5.000%, 09/01/20	3,600	3,613,356
5.000%, 09/01/21	840	884,587
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,000	1,065,560
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,736,967
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,267,568
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	38,852
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	16,436,878
5.000%, 05/01/22	6,320	6,863,394
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/21	1,050	1,105,146
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	2,015	2,030,717

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
¤ 5.250%, 10/01/24 (Pre-refunded @ $100, 10/1/21)	550	$582,714
California State University Series A
5.000%, 11/01/21	1,425	1,511,441
California Statewide Communities Dev. Authority (RB) Series A
¤ 6.000%, 08/15/42 (Pre-refunded @ $100, 8/15/20)	5,500	5,509,900
Carlsbad Unified School District (GO) Series A
4.000%, 08/01/20	2,000	2,000,000
5.000%, 08/01/21	1,160	1,216,805
Cerritos Community College District (GO) Series
4.000%, 08/01/20	425	425,000
4.000%, 08/01/21	1,250	1,298,813
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,288,510
Chabot-Las Positas Community College District (GO) Series A
4.000%, 08/01/20	1,275	1,275,000
Chico Unified School District (GO) Series
4.000%, 08/01/21	625	649,088
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	260,665
5.000%, 06/15/21	850	886,261
5.000%, 06/15/22	1,000	1,091,810
City of Berkeley (RN)
1.750%, 07/27/21	20,000	20,318,200
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	14,930	15,198,889
City of Los Angeles (RN)
4.000%, 06/24/21	20,950	21,670,261
City of Los Angeles (GO) Series A
5.000%, 09/01/20	9,400	9,434,874
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	1,457,036
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	$419,612
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	5,695	5,762,258
5.000%, 11/01/20	1,070	1,082,637
4.000%, 11/01/22	3,000	3,262,950
5.000%, 11/01/22	1,345	1,493,004
¤ 5.000%, 11/01/22 (Pre-refunded @ $100, 11/1/21)	850	901,561
5.000%, 11/01/23	1,835	2,125,609
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	5,690	6,035,155
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	542,345
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/20)	3,510	3,551,804
¤ 5.000%, 11/01/28 (Pre-refunded @ $100, 11/1/20)	6,200	6,273,842
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,852,435
Colton Joint Unified School District (GO) (AGM)
4.000%, 08/01/20	1,000	1,000,000
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/20	1,000	1,000,000
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,311,213
Contra Costa Community College District (GO) Series
3.000%, 08/01/20	9,515	9,515,000
4.000%, 08/01/21	5,220	5,423,841
Del Mar Union School District (GO) Series
4.000%, 08/01/20	4,250	4,250,000
Desert Community College District (GO)
5.000%, 08/01/21	665	697,565

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Desert Sands Unified School District (GO)
3.000%, 08/01/20	1,250	$1,250,000
4.000%, 08/01/21	450	467,573
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	218,889
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/20	810	813,005
5.000%, 09/01/20	4,900	4,918,179
East Side Union High School District (GO)
2.000%, 08/01/20	1,055	1,055,000
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,112,789
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/20	780	780,000
El Segundo Unified School District (GO) Series
5.000%, 08/01/20	1,095	1,095,000
5.000%, 08/01/21	600	629,382
Fontana Unified School District (GO)
4.000%, 08/01/20	3,620	3,620,000
4.000%, 08/01/21	530	550,156
Fremont Unified School District (GO) Series C
5.000%, 08/01/20	13,340	13,340,000
Fremont Union High School District (GO)
5.000%, 08/01/20	1,000	1,000,000
Fremont Union High School District (GO) Series
3.000%, 08/01/20	3,505	3,505,000
Fresno County (RN)
5.000%, 06/30/21	40,000	41,730,400
Fresno Unified School District (GO) Series
4.000%, 08/01/21	1,165	1,209,899
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/20	2,100	2,100,000
4.000%, 08/01/21	1,500	1,558,575
Gilroy School Facilities Financing Authority (RB) Series A-
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,427,350
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,124,732
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Glendale Community College District (GO) Series
3.000%, 08/01/21	525	$540,299
4.000%, 08/01/22	625	673,875
4.000%, 08/01/23	500	559,140
Grossmont Union High School District (GO)
4.000%, 08/01/20	2,420	2,420,000
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	3,000	3,060,000
Hartnell Community College District (GO) Series
4.000%, 08/01/21	980	1,018,171
4.000%, 08/01/22	1,015	1,094,170
Huntington Beach City School District (GO) Series
4.000%, 08/01/21	390	405,230
4.000%, 08/01/22	180	194,076
Imperial Irrigation District Electric System Revenue (RB) Series A
¤ 5.500%, 11/01/41 (Pre-refunded @ $100, 11/1/20)	9,105	9,223,274
Kern Community College District (GO)
4.000%, 08/01/20	5,000	5,000,000
Kern High School District (GO) Series A
3.000%, 08/01/20	975	975,000
Laguna Beach Unified School District (GO)
2.000%, 08/01/21	1,885	1,921,249
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/20	800	800,000
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	2,390	2,482,111
Long Beach Community College District (GO) Series
4.000%, 08/01/20	4,000	4,000,000
Long Beach Unified School District (GO) Series
5.000%, 08/01/20	7,375	7,375,000
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	11,115	11,659,302
5.000%, 08/01/22	11,555	12,688,545

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Altos Elementary School District (RN)
3.000%, 07/15/21	5,000	$5,133,750
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	1,610,528
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	3,031,812
Los Angeles Community College District (GO) Series
5.000%, 08/01/23	3,350	3,847,475
Los Angeles Community College District (GO) Series C
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 8/1/20)	1,000	1,000,000
Los Angeles Community College District Series B-1
5.000%, 08/01/21	15,690	16,459,908
Los Angeles County Capital Asset Leasing Corp. (RB) Series
5.000%, 12/01/20	6,350	6,451,092
5.000%, 06/01/21	3,855	4,010,742
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/21	2,470	2,581,026
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	9,000	9,404,550
5.000%, 07/01/22	1,765	1,931,634
5.000%, 07/01/23	18,000	20,593,440
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/21	1,400	1,462,930
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	1,675	1,750,291
5.000%, 07/01/22	675	738,727
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/21	700	725,109
5.000%, 07/01/21	1,500	1,567,425
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	1,750	1,828,662
5.000%, 07/01/21	2,000	2,089,900
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/21	875	$914,331
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	3,500	3,656,310
5.000%, 07/01/21	3,650	3,813,009
5.000%, 07/01/23	20,000	22,824,800
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	5,345	5,583,708
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,476,360
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	6,080,416
Los County Angeles (RN) Series A
4.000%, 06/30/21	15,000	15,518,400
Los Rios Community College District (GO) Series
4.000%, 08/01/21	8,970	9,320,278
Los Rios Community College District (GO) Series A
¤ 4.750%, 08/01/32 (Pre-refunded @ $100, 8/1/20)	5,000	5,000,000
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	2,365	2,365,000
Mammoth Unified School District (GO) Series
4.000%, 08/01/22	1,000	1,077,160
Manhattan Beach Unified School District (GO) Series A-MEASURE C
5.000%, 09/01/20	1,575	1,580,843
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	521,165
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	700	748,671
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/21	300	313,485
5.000%, 07/01/22	475	519,745

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Metropolitan Water District of Southern California (GO) Series A
5.000%, 03/01/22	1,105	$1,190,925
Mill Valley School District (GO) Series A
¤ 4.250%, 08/01/34 (Pre-refunded @ $100, 8/1/20)	1,280	1,280,000
Milpitas Unified School District (RN)
3.000%, 06/30/21	5,000	5,130,200
Napa Valley Unified School District (RAN)
4.000%, 02/26/21	3,000	3,063,870
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,250,195
North Orange County Community College District (GO) Series B
4.000%, 08/01/20	3,500	3,500,000
4.000%, 08/01/22	1,350	1,455,570
North Orange County Community College District Series B
4.000%, 08/01/21	1,865	1,937,828
Norwalk-La Mirada Unified School District (GO) Series
4.000%, 08/01/20	300	300,000
4.000%, 08/01/21	1,205	1,251,441
4.000%, 08/01/22	1,000	1,077,160
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	600	600,000
Oceanside Unified School District (GO) Series E
4.000%, 08/01/20	1,500	1,500,000
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	6,205,952
Oxnard Union High School District (GO) Series
4.000%, 08/01/22	600	645,606
Oxnard Union High School District (GO) Series A
4.000%, 08/01/20	3,000	3,000,000
Palm Springs Unified School District (GO) Series D
3.000%, 08/01/20	3,120	3,120,000
Palo Alto Unified School District (GO)
5.000%, 08/01/21	1,000	1,048,970
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palomar Community College District (GO)
5.000%, 05/01/23	715	$812,154
Peralta Community College District (GO) Series
5.000%, 08/01/21	9,000	9,434,250
Peralta Community College District (GO) Series A
5.000%, 08/01/20	1,645	1,645,000
4.000%, 08/01/23	1,515	1,679,741
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	2,020,164
Pittsburg Unified School District Financing Authority (RB) (AGM)
¤ 5.500%, 09/01/46 (Pre-refunded @ $100, 9/1/21)	1,065	1,126,056
Redwood City School District (GO)
4.000%, 08/01/20	450	450,000
Riverside County (RN)
4.000%, 06/30/21	42,000	43,475,040
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	786,885
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	2,985	3,132,101
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,363,883
San Diego Community College District (GO)
4.000%, 08/01/20	1,040	1,040,000
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	17,875	18,741,044
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	8,500	9,710,825
San Diego County Regional Transportation Commission (RB) Series
¤ 5.000%, 04/01/36 (Pre-refunded @ $100, 4/1/22)	1,000	1,080,650
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	550	570,185

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority (RB) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/20)	4,455	$4,471,305
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	7,395	8,036,664
San Diego Unified School District (GO) Series
5.000%, 07/01/21	9,380	9,795,440
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	8,000	8,281,680
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,288,160
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	4,820	5,028,802
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,457,874
San Francisco Unified School District (GO)
5.000%, 06/15/21	5,000	5,213,300
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,812,895
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 03/01/21)	1,175	1,214,492
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	263,270
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	1,435	1,495,744
4.000%, 09/01/22	1,800	1,948,068
San Juan Unified School District (GO)
3.000%, 08/01/22	1,200	1,269,960
San Leandro Unified School District (GO) (BAM) Series
4.000%, 08/01/21	575	596,580
4.000%, 08/01/22	550	591,294
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	$274,945
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,365,452
San Mateo County Community College District (GO) Series B
4.000%, 09/01/20	755	757,235
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	810	844,287
4.000%, 09/01/22	1,660	1,796,917
San Rafael City High School District (GO) Series B
4.000%, 08/01/20	305	305,000
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,920	5,112,126
Santa Ana Community Redevelopment Agency Successor Agency
¤ 6.750%, 09/01/28 (Pre-refunded @ $100, 3/1/21)	1,000	1,037,920
Santa Barbara Unified School District (RN)
3.000%, 06/30/21	2,385	2,446,891
Santa Clara Valley Transportation Authority Series A
5.000%, 06/01/21	675	702,500
Santa Monica Community College District (GO) Series A
4.000%, 08/01/21	1,400	1,454,110
Santa Monica Community College District (GO) Series D
4.000%, 08/01/20	1,855	1,855,000
Sierra Joint Community College District
4.000%, 08/01/21	1,025	1,065,026
Southern California Public Power Authority (RB)
5.000%, 07/01/21	3,825	3,995,136
5.000%, 07/01/21	450	470,016
5.000%, 07/01/22	430	470,420
Southwestern Community College District (GO)
3.000%, 08/01/22	4,510	4,772,572

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	$793,665
3.000%, 08/01/23	820	891,381
State of California
5.000%, 09/01/22	9,525	10,491,406
5.000%, 09/01/22	1,525	1,679,727
5.000%, 10/01/22	14,500	16,029,895
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	7,378,186
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,587,225
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	4,124,427
University of California (RB) Series BE
5.000%, 05/15/21	3,145	3,266,460
5.000%, 05/15/22	2,125	2,312,191
5.000%, 05/15/23	1,200	1,363,548
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	17,770	19,291,823
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	993,781
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County (RN)
4.000%, 06/30/21	35,300	$36,529,852
Visalia Unified School District (GO)
5.000%, 08/01/21	3,550	3,721,287
5.000%, 08/01/22	3,275	3,592,839
Washington Unified School District (GO)
4.000%, 08/01/20	1,000	1,000,000
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	820	820,000
West Contra Costa Unified School District (GO) Series A
4.000%, 08/01/20	2,715	2,715,000
West Valley-Mission Community College District (GO) Series
3.000%, 08/01/20	7,020	7,020,000
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,410,865
Western Placer Unified School District (RN)
5.000%, 06/30/21	7,000	7,307,370
Westlands Water District (RB) (AGM) Series A
4.000%, 09/01/20	1,045	1,048,051
TOTAL MUNICIPAL BONDS Cost ($1,068,808,916)		1,076,602,638
TOTAL INVESTMENTS — (100.0%)
(Cost $1,068,808,916)^^		$1,076,602,638

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,076,602,638	—	$1,076,602,638
TOTAL	—	$1,076,602,638	—	$1,076,602,638

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$249,250
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/01/21)	235	247,591
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	965	1,016,705
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	400	421,432
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	960	1,011,437
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,187,892
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	1,016,277
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	519,270
5.000%, 08/01/22	1,650	1,810,132
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,201,697
Azusa Unified School District (GO)
4.000%, 07/01/21	400	414,124
5.000%, 07/01/21	825	861,614
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	12,700	15,170,658
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	11,850,510
Berkeley Unified School District (GO) Series
5.000%, 08/01/23	600	688,902
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	$600,277
5.000%, 08/01/28	2,540	3,453,359
Beverly Hills Unified School District (GO)
2.000%, 08/01/21	145	147,788
2.000%, 08/01/22	2,805	2,912,740
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	76,618
Burbank Unified School District (GO)
5.000%, 08/01/24	300	354,075
Butte-Glenn Community College District (GO)
2.500%, 08/01/20	550	550,000
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	3,057,025
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	7,500	9,492,450
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	296,631
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 01/01/22)	750	806,513
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	3,905	4,210,644
California State (GO)
5.000%, 11/01/20	750	758,970
4.000%, 12/01/20	750	759,623
5.000%, 02/01/21	700	716,996
5.000%, 04/01/21	475	490,442
5.000%, 09/01/21	460	484,417
5.000%, 09/01/21	3,705	3,901,661
5.000%, 10/01/21	200	211,438
4.000%, 09/01/22	525	567,389
5.250%, 09/01/22	2,585	2,860,664
5.250%, 10/01/22	2,380	2,643,942

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 12/01/22	1,245	$1,386,432
5.000%, 02/01/23	1,400	1,570,366
5.000%, 08/01/23	1,500	1,718,850
5.000%, 09/01/23	1,985	2,282,413
5.000%, 10/01/23	100	115,375
5.000%, 11/01/23	875	1,012,953
5.000%, 05/01/24	975	1,151,855
5.000%, 09/01/24	1,000	1,196,670
5.000%, 10/01/24	2,400	2,880,840
5.000%, 11/01/24	850	1,023,417
5.500%, 02/01/25	1,000	1,238,310
5.000%, 08/01/25	3,275	4,052,878
5.000%, 08/01/25	4,500	5,568,840
5.000%, 09/01/25	840	1,042,381
5.000%, 10/01/25	1,000	1,244,310
5.000%, 11/01/25	4,000	4,990,680
5.000%, 08/01/26	800	1,020,552
5.000%, 08/01/26	1,400	1,785,966
5.000%, 08/01/26	2,850	3,635,716
3.500%, 08/01/27	2,220	2,688,975
5.000%, 08/01/27	8,750	11,501,437
5.000%, 10/01/27	2,500	3,302,850
5.000%, 04/01/28	1,000	1,334,760
5.000%, 08/01/28	1,000	1,347,480
5.000%, 10/01/28	4,750	6,429,742
5.000%, 10/01/28	2,000	2,707,260
5.000%, 04/01/29	5,000	6,848,950
California State (GO) Series B
5.000%, 09/01/21	1,060	1,116,265
5.000%, 09/01/21	1,700	1,790,236
5.000%, 09/01/23	2,285	2,627,362
5.000%, 08/01/25	3,000	3,712,560
5.000%, 08/01/26	1,000	1,275,690
California State Department of Water Resources (RB)
5.000%, 12/01/23	3,000	3,487,170
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,575,458
5.000%, 12/01/23	900	1,046,394
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 06/01/24)	1,905	2,255,653
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,572,354
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	5,000	5,542,450
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	$1,654,067
5.000%, 12/01/24	1,000	1,210,570
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,493,560
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,651
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	8,047,112
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/20	1,000	1,003,700
5.000%, 09/01/21	1,740	1,831,385
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	500	503,900
California State University (RB) Series
5.000%, 11/01/29	1,500	2,076,675
California State University (RB) Series A
5.000%, 11/01/20	685	693,110
5.000%, 11/01/25	1,015	1,265,786
5.000%, 11/01/25	2,000	2,494,160
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	111,004
California Statewide Communities Dev. Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 06/01/21)	1,295	1,356,771
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	183,117
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	241,263
5.000%, 08/01/24	325	388,577
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,485,320

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	$556,436
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	988,290
4.000%, 08/01/23	1,970	2,203,012
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	359,006
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	288,945
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	207,810
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	2,010,756
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	302,615
City & County of San Francisco (GO) Series
5.000%, 06/15/24	1,000	1,190,900
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	2,315	2,413,758
5.000%, 06/15/23	1,750	1,998,850
5.000%, 06/15/25	1,250	1,544,162
City of Grover Beach (GO)
5.000%, 09/01/23	360	414,781
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	653,300
5.000%, 05/15/29	375	500,186
City of Los Angeles (GO) Series A
5.000%, 09/01/20	445	446,651
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,000	1,201,640
City of Oakland (GO) Series A
5.000%, 01/15/25	500	607,995
City of Pacifica COP
5.000%, 01/01/24	250	291,088
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,089,900
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	917,358
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/22	1,335	$1,481,903
5.000%, 11/01/23	1,475	1,708,596
5.000%, 11/01/24	1,250	1,507,387
5.000%, 11/01/25	1,000	1,248,860
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/23 (Pre-refunded @ $100, 11/01/20)	1,000	1,011,910
¤ 5.500%, 11/01/30 (Pre-refunded @ $100, 11/01/20)	1,000	1,013,120
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,126,909
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	884,375
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)	4,075	4,662,085
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	942,687
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	524,225
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	506,467
5.000%, 03/01/24	1,250	1,454,362
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,597,087
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	558,515
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	544,190
5.000%, 08/01/27	150	197,894
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,101,967
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	415,620

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	$1,055,240
Del Mar Union School District (GO) Series
4.000%, 08/01/28	240	307,459
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,146,910
Dublin Unified School District (GO)
5.000%, 08/01/22	875	960,838
5.000%, 08/01/23	1,665	1,911,703
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	727,936
East Side Union High School District (GO)
4.000%, 08/01/21	600	622,578
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	590,945
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	1,331,915
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	238,602
Fallbrook Union Elementary School District (GO) Series A
5.000%, 08/01/20	200	200,000
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	321,630
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	124,664
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,645,278
4.000%, 08/01/22	875	941,063
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	298,253
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	$362,921
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	986,062
Fresno Unified School District (GO) (AGM) Series A
4.500%, 08/01/20	480	480,000
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	3,022,365
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	113,803
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	659,645
Hacienda La Puente Unified School District (GO) (NATL)
5.000%, 08/01/23	225	258,338
Hartnell Community College District (GO) Series
4.000%, 08/01/23	500	559,140
Jurupa Unified School District (GO) (AGM)
5.000%, 08/01/20	725	725,000
Kern High School District (GO) Series A
3.000%, 08/01/20	3,885	3,885,000
3.000%, 08/01/26	895	1,039,149
Kern High School District (GO) Series E
2.000%, 08/01/20	2,435	2,435,000
3.000%, 08/01/21	465	478,550
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	797,978
Liberty Union High School District (GO)
5.000%, 08/01/20	380	380,000
4.000%, 08/01/21	500	519,525
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	406,357
Lompoc Unified School District (GO) (AGC)
5.250%, 08/01/20	540	540,000
Long Beach Community College District (GO) Series
5.000%, 08/01/28	140	190,343

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Unified School District (GO)
5.000%, 08/01/20	1,500	$1,500,000
5.000%, 08/01/26	200	256,094
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,780,593
Los Altos Elementary School District (GO)
4.000%, 08/01/21	250	259,763
4.000%, 08/01/21	470	488,354
Los Angeles Community College District (GO) Series
5.000%, 08/01/23	650	746,525
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	390,490
5.000%, 08/01/24	250	299,015
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	439,324
5.000%, 08/01/25	1,240	1,538,009
5.000%, 06/01/26	2,500	3,184,925
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,110,474
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	4,691,825
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	520	543,374
5.000%, 07/01/22	870	952,137
5.000%, 07/01/23	5,000	5,720,400
5.000%, 07/01/25	1,590	1,965,510
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,246,244
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	202,491
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,450	1,727,356
5.000%, 07/01/24	350	416,948
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/25	265	$328,319
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	476,068
5.000%, 07/01/28	750	1,018,605
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	3,700	4,573,829
5.000%, 07/01/26	1,000	1,280,600
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,132,199
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	1,000	1,044,950
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,945,600
Los Angeles Unified School District (GO) Series
5.000%, 07/01/23	1,000	1,141,240
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	1,570,161
5.000%, 07/01/24	1,220	1,450,202
5.000%, 07/01/26	2,270	2,874,932
5.000%, 07/01/27	1,500	1,953,885
5.000%, 07/01/28	1,000	1,337,920
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,786,369
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,716,116
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	651,295
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	546,800
5.000%, 07/01/23	3,050	3,480,782
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	585,567
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	823,312

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	$470,376
5.000%, 08/01/22	485	529,518
Mammoth Unified School District (GO) Series
4.000%, 08/01/23	1,000	1,118,280
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,228,798
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	700,603
Menlo Park City School District (GO)
4.000%, 07/01/23	500	557,665
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,967,031
5.000%, 07/01/25	200	247,678
Montebello Unified School District (GO)
5.000%, 08/01/20	415	415,000
Moreland School District (GO) Series B
5.000%, 08/01/21	500	524,225
Moreno Valley Public Financing Authority (RB)
5.000%, 11/01/20	1,470	1,487,037
Morongo Unified School District (GO)
3.000%, 08/01/22	480	507,490
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	119,562
5.000%, 08/01/25	80	99,182
5.000%, 08/01/26	220	281,552
5.000%, 08/01/27	120	158,315
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	892,752
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	387,956
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,695,500
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	268,492
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	$1,975,954
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	479,986
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	1,005	1,005,000
5.000%, 08/01/22	1,500	1,627,980
5.000%, 08/01/24	900	1,046,304
5.000%, 08/01/26	575	702,938
Oakland Unified School District/Alameda County (GO) Series
4.000%, 08/01/22	350	372,950
4.000%, 08/01/24	500	561,695
5.000%, 08/01/25	540	645,392
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,255,960
5.000%, 08/01/25	750	896,378
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,947,288
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/20	255	255,000
5.000%, 08/01/26	500	611,250
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	339,141
5.000%, 08/01/24	1,125	1,318,027
5.000%, 08/01/25	1,250	1,511,600
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,393,214
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	332,496
4.000%, 08/01/22	500	538,060
Palomar Community College District (GO)
5.000%, 05/01/21	965	1,000,338
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	172,226
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	265,328

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	$937,264
Piedmont Unified School District (GO)
3.000%, 08/01/20	845	845,000
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,303,430
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	839,512
Rancho Santiago Community College District (GO) (AGM)
5.250%, 09/01/20	500	501,950
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,421,451
Redlands Unified School District (GO)
5.000%, 07/01/26	300	382,965
5.000%, 07/01/27	500	658,040
Redwood City School District (GO)
5.000%, 08/01/27	50	65,965
5.000%, 08/01/28	85	115,565
Reed Union School District (GO)
4.000%, 08/01/27	460	575,515
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	565,765
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	761,763
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,304,402
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,212,500
5.000%, 12/01/25	1,000	1,259,470
5.000%, 12/01/26	300	389,049
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	$577,511
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	9,227,314
5.000%, 08/15/26	1,000	1,277,910
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,100,020
5.000%, 08/15/24	1,895	2,264,771
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	510,617
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,554,878
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,712,250
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,113,609
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	321,377
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,255,783
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	760,739
5.000%, 05/15/23	2,070	2,352,741
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 08/01/20)	2,690	2,690,000
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	1,242,314
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	343,224
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	140,421
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,478,504
5.500%, 07/01/25	2,550	3,214,555

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	$4,050,480
San Diego Unified School District (GO) (NATL) Series D-1
5.500%, 07/01/24	190	230,130
5.500%, 07/01/25	445	560,971
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,191,710
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	562,603
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	450,169
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 05/03/21)	875	906,815
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	2,258,018
5.000%, 06/15/23	3,775	4,268,732
5.000%, 06/15/24	1,365	1,601,841
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,087,360
San Francisco Unified School District (GO)
5.000%, 06/15/21	230	239,812
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	2,033,306
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,636,785
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 03/01/21)	335	346,259
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,842,890
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	$112,144
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,566,284
5.000%, 08/01/22	800	878,480
3.000%, 08/01/24	610	680,723
3.000%, 08/01/25	1,475	1,682,105
3.000%, 08/01/26	3,135	3,639,923
San Juan Water District (RB)
5.000%, 02/01/26	500	628,200
San Leandro Unified School District (GO) (BAM) Series
4.000%, 08/01/24	200	228,916
4.000%, 08/01/25	125	146,788
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	277,839
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	595,584
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	545,124
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,662,480
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	433,920
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,191,710
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,152,423
5.000%, 08/01/27	3,405	4,494,940
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	768,682
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	225	247,073
5.000%, 08/01/22	400	439,240
5.000%, 08/01/26	105	134,377
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	298,524

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	$619,885
Southern California Public Power Authority (RB)
5.000%, 07/01/23	1,800	2,057,634
5.000%, 07/01/23	430	491,546
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,984,065
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	1,003,131
3.000%, 08/01/25	200	228,174
4.000%, 08/01/26	245	298,653
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	273,775
State of California (GO)
5.000%, 10/01/25	5,000	6,221,550
5.000%, 04/01/29	2,000	2,739,580
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	2,000	2,380,060
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	746,274
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	518,311
Tahoe Forest Hospital District (GO)
4.000%, 08/01/20	295	295,000
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	509,111
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 08/01/21)	415	436,136
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,264,270
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	452,612
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BE
5.000%, 05/15/24	1,205	$1,427,756
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	305	331,120
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	524,225
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,167,784
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	401,632
5.000%, 08/01/24	300	358,551
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	119,272
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	100	100,000
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	450,395
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,291,903
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	633,963
5.000%, 08/01/26	545	682,389
5.000%, 08/01/27	575	738,007
West Contra Costa Unified School District (GO) Series B
6.000%, 08/01/20	1,475	1,475,000
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	403,853
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	188,514
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	308,592
4.000%, 08/01/23	700	782,796

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Windsor Unified School District (GO)
4.000%, 08/01/26	105	$128,144
Wright Elementary School District (GO) Series A
3.000%, 08/01/20	165	165,000
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	368,863
TOTAL MUNICIPAL BONDS Cost ($517,138,017)		542,108,668
TOTAL INVESTMENTS — (100.0%)
(Cost $517,138,017)^^		$542,108,668
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$542,108,668	—	$542,108,668
TOTAL	—	$542,108,668	—	$542,108,668

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 06/01/21	370	$384,726
Albany County (GO) Series A
5.000%, 09/15/21	740	779,760
Albany County (GO) Series B
5.000%, 09/15/21	350	368,806
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	2,000	2,063,180
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	307,090
Bedford Central School District (GO)
3.000%, 07/01/22	500	527,440
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,500	1,515,855
Brewster Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/20	1,000	1,009,660
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	643,950
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	738,178
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	508,578
City of Ithaca (GO) Series A
3.000%, 02/15/21	225	228,447
City of New York (GO) Series
5.000%, 08/01/21	715	749,127
5.000%, 08/01/22	310	339,366
City of New York (GO) Series A
5.000%, 08/01/20	450	450,000
5.000%, 08/01/23	1,200	1,369,656
5.000%, 08/01/24	620	735,277
5.000%, 08/01/25	220	269,799
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series A-1
4.000%, 08/01/20	100	$100,000
City of New York (GO) Series B
5.000%, 08/01/20	375	375,000
5.000%, 08/01/21	1,000	1,047,730
City of New York (GO) Series C
5.000%, 08/01/20	200	200,000
5.000%, 08/01/20	100	100,000
5.000%, 08/01/20	100	100,000
5.000%, 08/01/21	300	314,319
City of New York (GO) Series E
5.000%, 08/01/20	1,000	1,000,000
5.000%, 08/01/20	2,365	2,365,000
5.000%, 08/01/21	625	654,831
5.000%, 08/01/23	1,000	1,141,380
City of New York (GO) Series F
5.000%, 08/01/21	300	314,319
City of New York (GO) Series F-
5.000%, 06/01/21	300	311,916
City of New York (GO) Series I-
5.000%, 03/01/22	265	284,862
City of New York (GO) Series E
5.000%, 08/01/21	350	366,706
City of New York NY Series B
5.000%, 08/01/21	875	916,764
City of New York NY Series J
5.000%, 08/01/20	1,120	1,120,000
City of Rochester (GO) Series
4.000%, 02/15/21	1,080	1,101,870
City of Rochester (GO) Series I
4.000%, 10/15/21	675	705,820
City of Rochester (GO) Series II
3.000%, 08/06/20	2,000	2,000,440
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,010,320
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,010,750
Dutchess County (GO)
4.000%, 10/01/20	275	276,645

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	$554,530
Edgemont Union Free School District at Greenburgh (GO) (ST AID WITHHLDG)
4.000%, 08/15/20	525	525,625
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	532,365
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	235	257,297
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	211,510
3.000%, 08/15/23	360	388,447
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	155,051
Herricks Union Free School District (GO) (ST AID WIHTHHLDG)
5.000%, 08/01/21	130	136,276
5.000%, 08/01/22	430	471,706
Hicksville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	475	506,644
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	457,182
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	666,919
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	1,750	1,782,795
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	705	733,419
5.000%, 06/01/22	360	392,015
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	206,585
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	$1,214,598
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	400	416,884
5.000%, 06/15/22	230	250,891
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	154,032
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	1,000	1,014,470
Metropolitan Transportation Authority (RB) Series G
¤ 5.250%, 11/15/24 (Pre-refunded @ $100, 11/15/20)	1,500	1,521,705
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	509,730
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	773,285
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	154,786
Monroe County Industrial Dev. Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	415	433,185
Nassau Country Ny Nas
4.000%, 12/21/20	1,250	1,267,687
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/21	505	536,522
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	254,260
New York State (GO) Series
5.000%, 03/15/22	160	172,558
5.000%, 03/01/23	2,000	2,249,800

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State (GO) Series A
5.000%, 02/15/21	750	$769,402
New York State (GO) Series C
5.000%, 04/15/22	825	893,087
New York State Dormitory Authority (RB) Series
5.000%, 02/15/22	235	252,080
5.000%, 03/15/22	1,475	1,588,014
5.000%, 03/15/23	650	731,315
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/20	265	269,664
5.000%, 03/15/21	225	231,665
5.000%, 03/15/21	1,090	1,122,286
5.000%, 12/15/21	150	159,866
5.000%, 10/01/22	475	524,789
4.000%, 12/15/22	100	108,916
5.000%, 12/15/22	500	556,365
5.000%, 03/15/23	325	365,658
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,273,981
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	310	319,182
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	1,000	1,072,680
5.000%, 02/15/24	455	530,808
5.000%, 02/15/25	550	665,087
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	2,245	2,302,472
5.000%, 02/15/24	300	349,983
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	900	923,040
5.000%, 03/15/21	3,000	3,088,860
New York State Urban Development Corp. (RB)
5.000%, 03/15/21	500	514,810
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	550	566,291
5.000%, 03/15/22	760	818,231
5.000%, 03/15/25	1,200	1,452,792
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/21	800	823,696
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A-1
5.000%, 03/15/21	360	$370,663
New York State Urban Development Corp. Series
5.000%, 03/15/22	1,080	1,162,750
New York State Urban Development Corp.(RB)
5.000%, 03/15/22	100	107,662
Niagara County (GO)
2.000%, 12/01/21	250	256,120
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	297,389
2.000%, 12/15/23	550	581,449
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	677,839
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	550,727
Onondaga County (GO)
4.000%, 05/01/22	590	629,282
5.000%, 06/01/22	700	761,579
Onondaga County Trust for Cultural Resources (RB)
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/21)	1,135	1,208,151
Orange County (GO)
3.000%, 08/15/20	665	665,592
3.000%, 08/15/21	830	854,701
Orange County (GO) Series
5.000%, 03/15/21	325	334,750
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,280,296
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	138,866
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	125,570
2.000%, 10/15/22	280	291,264
Sachem Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/20	850	858,211

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Schenectady County (GO)
5.000%, 12/15/20	800	$813,248
5.000%, 06/15/25	140	171,420
Schenectady County (GO) Series B
3.000%, 12/15/21	470	486,276
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	634,126
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	312,255
Spackenkill Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/21	665	700,883
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	507,980
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	227,575
Syosset Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/20	1,210	1,217,478
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	267,130
Tompkins County Development Corp.
¤ 5.500%, 07/01/33	1,150	1,174,863
Town of Babylon (GO)
5.000%, 10/01/20	400	403,108
3.000%, 07/01/25	375	422,992
Town of Bedford (GO) Series A
3.000%, 03/15/21	455	463,094
3.000%, 03/15/25	330	370,280
Town of Brookhaven (GO) Series
3.000%, 03/15/22	650	680,283
Town of Brookhaven (GO) Series A
5.000%, 09/15/20	1,040	1,045,814
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	564,375
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	302,927
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Clarence (GO)
2.000%, 08/01/20	320	$320,000
2.000%, 08/01/21	250	254,708
2.250%, 08/01/24	210	226,067
Town of Eastchester (GO)
2.500%, 07/15/22	330	345,338
Town of Hempstead (GO)
5.000%, 04/15/21	270	278,600
Town of Hempstead (GO) Series B
5.000%, 09/15/20	1,030	1,035,377
5.000%, 09/15/21	2,250	2,363,872
Town of Huntington (GO)
2.000%, 12/01/23	220	232,599
Town of Huntington (GO) Series B
5.000%, 11/01/20	2,280	2,307,041
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	469,599
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/20	405	410,160
5.000%, 01/01/22	190	202,067
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	670	678,536
5.000%, 11/15/22	190	209,428
5.000%, 11/15/22	295	325,164
Triborough Bridge & Tunnel Authority Series B
4.000%, 11/15/20	940	949,344
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	240,555
Ulster County (GO)
2.000%, 11/15/22	240	249,734
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	534,570
Village of Croton-On-Hudson (GO) Series A
3.000%, 04/01/21	300	305,562
Village of Farmingdale (GO)
3.000%, 07/15/21	215	220,880
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	347,728
2.000%, 10/15/22	470	487,432
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,197,845
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	259,793

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	385	$401,112
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	406,900
TOTAL MUNICIPAL BONDS Cost ($106,462,510)		108,164,325
TOTAL INVESTMENTS — (100.0%)
(Cost $106,462,510)^^		$108,164,325
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$108,164,325	—	$108,164,325
TOTAL	—	$108,164,325	—	$108,164,325

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,135,921	$14,846,493
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	951,866	9,804,218
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	81,732	2,052,280
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	81,763	2,040,809
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	47,039	995,820
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	30,424	613,955
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	41,542	500,579
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $27,990,552)		$30,854,154

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $105,773)	105,773	105,773
TOTAL INVESTMENTS — (100.0%) (Cost $28,096,325)^^		$30,959,927
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$30,854,154	—	—	$30,854,154
Temporary Cash Investments	105,773	—	—	105,773
TOTAL	$30,959,927	—	—	$30,959,927

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	761,696	$19,126,182
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	763,229	19,050,194
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	435,733	9,224,474
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	285,338	5,758,112
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	385,474	4,644,965
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	265,035	2,899,479
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	290,236	2,899,461
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $53,075,219)^^		$63,602,867
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$63,602,867	—	—	$63,602,867
TOTAL	$63,602,867	—	—	$63,602,867

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	607,384	$15,251,410
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	608,113	15,178,505
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	346,907	7,344,027
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	232,190	4,685,587
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	304,445	3,668,566
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	122,404	1,222,813
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	111,775	1,222,813
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $39,257,565)		$48,573,721

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $11,660)	11,660	11,660
TOTAL INVESTMENTS — (100.0%) (Cost $39,269,225)^^		$48,585,381
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$48,573,721	—	—	$48,573,721
Temporary Cash Investments	11,660	—	—	11,660
TOTAL	$48,585,381	—	—	$48,585,381

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2020, the DFA Commodity Strategy Portfolio held $262,092,178 in the Subsidiary, representing 22.94% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$411,088
U.S. Large Cap Value Portfolio	16,161,387
U.S. Targeted Value Portfolio	9,844,755
U.S. Small Cap Value Portfolio	11,039,000
U.S. Core Equity 1 Portfolio	15,433,525
U.S. Core Equity 2 Portfolio	17,051,491
U.S. Vector Equity Portfolio	2,633,443
U.S. Small Cap Portfolio	12,563,299
U.S. Micro Cap Portfolio	4,384,540
DFA Real Estate Securities Portfolio	7,071,802
Large Cap International Portfolio	4,553,691
International Core Equity Portfolio	25,683,967
International Small Company Portfolio	10,577,093
Global Small Company Portfolio	43,759
Japanese Small Company Portfolio	450,380
Asia Pacific Small Company Portfolio	381,223
United Kingdom Small Company Portfolio	20,405
Continental Small Company Portfolio	552,115
DFA International Real Estate Securities Portfolio	6,727,460
DFA Global Real Estate Securities Portfolio	7,805,024
DFA International Small Cap Value Portfolio	11,849,949
International Vector Equity Portfolio	2,782,141
World ex U.S. Value Portfolio	244,420
World ex U.S. Targeted Value Portfolio	568,803
World ex U.S. Core Equity Portfolio	3,416,530
Selectively Hedged Global Equity Portfolio	234,215
Emerging Markets Portfolio	4,269,433
Emerging Markets Small Cap Portfolio	5,228,343

Federal Tax Cost
Emerging Markets Value Portfolio	$14,282,034
Emerging Markets Core Equity Portfolio	21,771,251
U.S. Large Cap Equity Portfolio	1,272,823
DFA Commodity Strategy Portfolio	2,245,027
DFA One-Year Fixed Income Portfolio	7,202,039
DFA Two-Year Global Fixed Income Portfolio	5,204,827
DFA Selectively Hedged Global Fixed Income Portfolio	1,141,763
DFA Short-Term Government Portfolio	2,719,857
DFA Five-Year Global Fixed Income Portfolio	13,330,542
DFA World ex U.S. Government Fixed Income Portfolio	1,422,265
DFA Intermediate Government Fixed Income Portfolio	5,084,807
DFA Short-Term Extended Quality Portfolio	6,045,154
DFA Intermediate-Term Extended Quality Portfolio	1,891,147
DFA Targeted Credit Portfolio	803,198
DFA Investment Grade Portfolio	9,739,979
DFA Inflation-Protected Securities Portfolio	4,729,838
DFA Short-Term Municipal Bond Portfolio	2,656,010
DFA Intermediate-Term Municipal Bond Portfolio	1,928,855
DFA California Short-Term Municipal Bond Portfolio	1,068,809
DFA California Intermediate-Term Municipal Bond Portfolio	517,138
DFA NY Municipal Bond Portfolio	106,458
Dimensional Retirement Income Fund	28,221
Dimensional 2045 Target Date Retirement Income Fund	53,637
Dimensional 2050 Target Date Retirement Income Fund	39,764
Dimensional 2055 Target Date Retirement Income Fund	22,519
Dimensional 2060 Target Date Retirement Income Fund	18,689
Dimensional 2065 Target Date Retirement Income Fund	756
Dimensional 2010 Target Date Retirement Income Fund	14,302
Dimensional 2015 Target Date Retirement Income Fund	34,972
Dimensional 2020 Target Date Retirement Income Fund	104,497
Dimensional 2025 Target Date Retirement Income Fund	133,529
Dimensional 2030 Target Date Retirement Income Fund	122,392
Dimensional 2035 Target Date Retirement Income Fund	94,744
Dimensional 2040 Target Date Retirement Income Fund	79,564
DFA Short-Duration Real Return Portfolio	1,398,976
DFA Municipal Real Return Portfolio	785,023
DFA Municipal Bond Portfolio	483,185
World Core Equity Portfolio	695,574
DFA LTIP Portfolio	199,607
U.S. Social Core Equity 2 Portfolio	890,449
U.S. Sustainability Core 1 Portfolio	2,275,269
U.S. Sustainability Targeted Value Portfolio	66,626
International Sustainability Core 1 Portfolio	1,988,258
International Social Core Equity Portfolio	1,280,845
Global Social Core Equity Portfolio	74,935
Emerging Markets Social Core Equity Portfolio	1,243,770
Tax-Managed U.S. Marketwide Value Portfolio	2,423,386
Tax-Managed U.S. Equity Portfolio	1,806,930

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,138,957
Tax-Managed U.S. Small Cap Portfolio	1,869,166
T.A. U.S. Core Equity 2 Portfolio	5,435,391
Tax-Managed DFA International Value Portfolio	2,679,737
T.A. World ex U.S. Core Equity Portfolio	2,973,712
VA U.S. Targeted Value Portfolio	368,551
VA U.S. Large Value Portfolio	439,869
VA International Value Portfolio	366,002
VA International Small Portfolio	264,228
VA Short-Term Fixed Portfolio	341,248
VA Global Bond Portfolio	402,303
VIT Inflation-Protected Securities Portfolio	159,225
VA Global Moderate Allocation Portfolio	125,008
U.S. Large Cap Growth Portfolio	1,652,857
U.S. Small Cap Growth Portfolio	598,757
International Large Cap Growth Portfolio	469,622
International Small Cap Growth Portfolio	208,747
DFA Social Fixed Income Portfolio	373,489
DFA Diversified Fixed Income Portfolio	1,260,021
U.S. High Relative Profitability Portfolio	2,682,420
International High Relative Profitability Portfolio	1,197,297
VA Equity Allocation Portfolio	78,236
DFA MN Municipal Bond Portfolio	70,061
DFA California Municipal Real Return Portfolio	150,251
DFA Global Core Plus Fixed Income Portfolio	1,885,841
Emerging Markets Sustainability Core 1 Portfolio	541,746
Emerging Markets Targeted Value Portfolio	164,218
DFA Global Sustainability Fixed Income Portfolio	419,167
DFA Oregon Municipal Bond Portfolio	35,323
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.
In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.